MassMutual Total Return Bond Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 109.1%

BANK LOANS — 1.4%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan I, 3 mo. USD Term SOFR + 2.750%
7.079% VRN 8/24/28	$87,051	$87,287
Auto Parts & Equipment — 0.0%
First Brands Group LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 5.000%
9.847% VRN 3/30/27	82,091	76,892
Beverages — 0.1%
City Brewing Co. LLC
2024 First Lien First Out Roll Up Term Loan, 3 mo. USD Term SOFR + 3.500%
8.418% VRN 4/05/28	82,882	57,603
2024 First Lien Second Out PIK Term Loan, 3 mo. USD Term SOFR + 5.000%
9.909% VRN 4/05/28	166,128	60,914
Naked Juice LLC
Term Loan, 3 mo. USD Term SOFR + 3.000%
7.429% 1/24/29	384,230	251,605
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000%
10.429% VRN 1/24/30	68,440	22,671
		392,793
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.357% VRN 8/18/28	72,283	72,576
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500%
6.957% VRN 5/06/27	44,374	43,931
		116,507
Commercial Services — 0.1%
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.273% VRN 10/16/31	48,409	48,802
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.829% VRN 1/31/31	37,783	37,933
CCRR Parent, Inc.
Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.026% VRN 3/06/28	27,502	15,905
US Acquisition Facility, 3 mo. USD Term SOFR + 4.250%
9.026% VRN 3/06/28	77,490	47,269
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.706% VRN 3/04/28	226,266	190,012

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000%
8.457% VRN 11/02/27	$56,026	$54,415
		394,336
Computers — 0.0%
Indy US Bidco LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.750%
9.107% VRN 3/06/28	37,256	37,535
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
6.120% VRN 6/24/30	356,905	356,509
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.079% VRN 4/09/27	138,063	134,784
Jane Street Group LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.395% VRN 1/26/28	87,870	87,490
		578,783
Electric — 0.1%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.107% VRN 9/30/31	115,101	115,763
Kestrel Acquisition LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.829% VRN 11/06/31	40,225	40,446
Lackawanna Energy Center LLC
Term Loan B2, 1 mo. USD Term SOFR + 4.250%
8.607% VRN 8/06/29	18,312	18,449
Term Loan C, 1 mo. USD Term SOFR + 4.250%
8.607% VRN 8/06/29	4,012	4,042
South Field LLC
Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.079% VRN 8/29/31	52,580	52,886
Term Loan C, 3 mo. USD Term SOFR + 3.750%
8.079% VRN 8/29/31	3,225	3,244
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.750%
6.107% VRN 12/20/30	88,638	88,708
		323,538
Electronics — 0.0%
II-VI, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.857% VRN 7/02/29	27,949	27,977
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.771% VRN 10/16/31	75,000	75,094
		103,071
Energy - Alternate Sources — 0.0%
CPV Fairview LLC, Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.857% VRN 8/14/31	20,133	20,335

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.829% VRN 2/15/31	$92,506	$91,555
Entertainment — 0.1%
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
9.235% VRN 8/13/31	120,281	120,531
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.750%
7.221% VRN 5/18/25	214,585	214,853
		335,384
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
8.221% VRN 10/01/25	17,088	16,665
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750%
9.107% VRN 5/01/31	140,601	142,499
		159,164
Hand & Machine Tools — 0.0%
Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.837% VRN 8/19/31	80,234	80,671
Health Care - Products — 0.0%
Bausch & Lomb Corp., Term Loan, 1 mo. USD Term SOFR + 3.250%
7.689% VRN 5/10/27	152,949	153,386
Health Care - Services — 0.1%
Modivcare, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.079% VRN 7/01/31	320,548	301,850
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.329% VRN 9/27/30	84,977	82,916
		384,766
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.337% VRN 7/31/28	42,424	42,496
2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.053% VRN 7/31/28	52,789	52,789
		95,285
Insurance — 0.1%
Acrisure LLC, 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.000%
7.356% VRN 2/16/27	217,274	217,341
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.721% VRN 2/19/28	248,895	249,527
Asurion LLC
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250%
7.721% VRN 12/23/26	236,195	235,954

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000%
8.457% VRN 8/19/28	$129,753	$129,294
		832,116
Internet — 0.0%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.707% VRN 12/06/27	63,592	62,020
Match Group, Inc., 2020 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.270% VRN 2/13/27	27,175	27,107
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
8.607% VRN 5/03/28	43,815	43,807
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.750%
9.107% VRN 3/15/30	40,415	40,432
Research Now Group, Inc., 2024 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 5.500%
10.285% VRN 10/15/28	49,254	45,683
		219,049
Leisure Time — 0.0%
Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.457% VRN 6/30/28	34,956	33,980
Lodging — 0.0%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750%
6.088% VRN 11/08/30	25,942	26,056
Machinery - Construction & Mining — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250%
6.803% VRN 1/27/31	53,823	53,812
Media — 0.1%
CSC Holdings LLC, 2019 Term Loan B5, 6 mo. USD LIBOR + 2.500%
7.173% VRN 4/15/27	111,607	102,800
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
6.512% VRN 4/30/28	65,220	63,380
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500%
7.012% VRN 1/31/28	171,605	170,246
		336,426
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%
8.329% - 8.357% VRN 11/17/29	48,959	48,826
Packaging & Containers — 0.1%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.382% VRN 10/10/31	58,855	59,002
Berry Global, Inc., 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.750%
6.342% VRN 7/01/29	530,388	530,850
		589,852

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.429% VRN 10/01/27	$218,182	$210,849
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 5/05/28	253,900	254,392
		465,241
Real Estate Investment Trusts (REITS) — 0.2%
Healthpeak Properties, Inc.
2024 Term Loan A3, 3 mo. USD Term SOFR + 0.850%
5.179% VRN 3/01/29	460,173	447,518
Term Loan A2, 1 mo. USD Term SOFR + 1.600%
6.188% VRN 2/22/27	228,010	223,165
Term Loan A1, 1 mo. USD Term SOFR + 1.600%
6.188% VRN 8/20/27	228,010	222,879
Invitation Homes Operating Partnership LP, 2024 Term Loan, 3 mo. USD Term SOFR + 1.600%
5.996% VRN 9/09/28	628,736	616,162
SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.110% VRN 1/25/31	78,266	78,239
		1,587,963
Retail — 0.0%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
6.107% VRN 9/20/30	139,933	139,088
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.240% VRN 3/15/28	99,576	99,665
Peer Holding III BV, 2024 USD Term Loan B5, 3 mo. USD Term SOFR + 3.000%
7.329% VRN 7/01/31	56,528	56,757
		295,510
Software — 0.1%
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
8.107% VRN 12/29/28	31,817	30,788
DTI Holdco, Inc., 2022 Term Loan, 1 mo. USD Term SOFR + 4.750%
9.107% VRN 4/26/29	22,561	22,698
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.091% VRN 8/14/25	298,102	281,426
Renaissance Holding Corp., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.000%
8.357% VRN 4/05/30	79,636	79,382
		414,294
Telecommunications — 0.1%
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.500%
10.147% VRN 8/15/28	84,640	67,691
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.000%
8.329% VRN 12/17/27	74,041	74,014

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
7.471% VRN 3/09/27	$283,790	$265,224
		406,929

TOTAL BANK LOANS (Cost $9,039,796)		8,741,342

CORPORATE DEBT — 15.2%
Aerospace & Defense — 0.1%
Boeing Co.
5.805% 5/01/50	860,000	799,932
Agriculture — 0.1%
Imperial Brands Finance PLC
3.875% 7/26/29 (b)	50,000	47,243
6.125% 7/27/27 (b)	690,000	708,470
		755,713
Banks — 3.9%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31	120,000	100,251
1 day USD SOFR + 1.060% 2.087% VRN 6/14/29	1,275,000	1,157,149
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28	2,311,000	2,203,435
1 day USD SOFR + 2.150% 2.592% VRN 4/29/31	290,000	255,480
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28	2,564,000	2,512,301
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	920,000	892,241
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32	325,000	275,081
1 day USD SOFR + 1.422% 2.976% VRN 11/05/30	500,000	450,947
1 day USD SOFR + 1.351% 3.057% VRN 1/25/33	470,000	403,750
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27	2,475,000	2,376,060
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27	485,000	458,602
1 day USD SOFR + 0.913% 1.948% VRN 10/21/27	1,550,000	1,470,606
HSBC Holdings PLC 1 day USD SOFR + 1.929%
2.099% VRN 6/04/26	1,480,000	1,462,549
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 0.695% 1.040% VRN 2/04/27	50,000	48,037
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27	1,320,000	1,267,502
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29	885,000	804,164
1 day USD SOFR + 1.180% 2.545% VRN 11/08/32	190,000	160,268
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	255,000	218,743
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	540,000	486,440
3 mo. USD Term SOFR + 1.382% 4.005% VRN 4/23/29	410,000	397,513
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30	315,000	314,714
Morgan Stanley 1 day USD SOFR + 0.879%
1.593% VRN 5/04/27	910,000	872,263
PNC Financial Services Group, Inc.
1 day USD SOFR Index + 2.140% 6.037% VRN 10/28/33	380,000	393,257
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34	60,000	65,494
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	295,000	288,251
1 day USD SOFR + 1.220% 2.469% VRN 1/11/28	195,000	184,721
US Bancorp 1 day USD SOFR + 1.600%
4.839% VRN 2/01/34	525,000	502,548

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co.
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28	$1,280,000	$1,205,540
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33	800,000	701,318
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33	545,000	526,342
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29	1,755,000	1,781,843
		24,237,410
Beverages — 0.1%
Anheuser-Busch InBev SA
3.950% 3/22/44 EUR (b) (c)	590,000	621,225
Pernod Ricard SA
3.625% 5/07/34 EUR (b) (c)	300,000	312,786
		934,011
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (b)	85,000	78,062
2.300% 11/01/30 (b)	1,860,000	1,579,456
3.268% 11/15/40 (b)	350,000	249,796
		1,907,314
Commercial Services — 0.1%
Worldline SA
Convertible, 0.000% 7/30/25 EUR (b) (c)	60,000	72,095
Convertible, 0.000% 7/30/26 EUR (b) (c)	370,000	367,934
		440,029
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000% 10/29/28	640,000	592,614
Air Lease Corp.
3.250% 3/01/25	950,000	947,283
5.850% 12/15/27	505,000	517,662
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (b)	859,000	796,552
2.875% 2/15/25 (b)	45,000	44,852
4.375% 5/01/26 (b)	815,000	806,066
		3,705,029
Electric — 1.8%
Amprion GmbH
0.625% 9/23/33 EUR (b) (c)	100,000	81,697
4.000% 5/21/44 EUR (b) (c)	200,000	208,997
Duke Energy Carolinas LLC
3.700% 12/01/47	538,000	398,332
Duke Energy Corp.
3.750% 4/01/31 EUR (c)	1,030,000	1,084,342
E.ON SE
3.500% 10/26/37 EUR (c)	100,000	102,175
Elia Group SA
3.875% 6/11/31 EUR (b) (c)	200,000	209,393
Elia Transmission Belgium SA
3.750% 1/16/36 EUR (b) (c)	200,000	210,474
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,247,232

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Eurogrid GmbH
0.741% 4/21/33 EUR (b) (c)	$300,000	$252,413
Eversource Energy
4.600% 7/01/27	735,000	729,930
5.950% 2/01/29	835,000	860,236
FirstEnergy Transmission LLC
2.866% 9/15/28 (b)	1,401,000	1,297,225
MidAmerican Energy Co.
4.400% 10/15/44	500,000	427,434
MVM Energetika Zrt
6.500% 3/13/31 (b)	250,000	251,775
National Grid Electricity Transmission PLC
0.823% 7/07/32 EUR (b) (c)	150,000	130,205
Public Service Co. of Colorado
5.250% 4/01/53	370,000	343,685
RTE Reseau de Transport d'Electricite SADIR
3.500% 4/30/33 EUR (b) (c)	300,000	312,877
Southwestern Electric Power Co.
3.250% 11/01/51	175,000	110,801
5.300% 4/01/33	1,000,000	988,884
TenneT Holding BV
2.750% 5/17/42 EUR (b) (c)	230,000	210,728
4.500% 10/28/34 EUR (b) (c)	175,000	196,544
Wisconsin Power & Light Co.
4.950% 4/01/33	1,535,000	1,490,012
		11,145,391
Engineering & Construction — 0.0%
Artera Services LLC
8.500% 2/15/31 (b)	60,000	57,832
Entertainment — 0.5%
Warnermedia Holdings, Inc.
5.050% 3/15/42	1,760,000	1,413,073
5.141% 3/15/52	2,336,000	1,735,658
		3,148,731
Food — 0.5%
ELO SACA
6.000% 3/22/29 EUR (b) (c)	600,000	526,660
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500% 12/01/52	900,000	915,499
6.750% 3/15/34	598,000	632,244
Mondelez International, Inc.
0.750% 3/17/33 EUR (c)	365,000	308,075
Pilgrim's Pride Corp.
3.500% 3/01/32 (b)	500,000	431,156
		2,813,634
Gas — 0.4%
East Ohio Gas Co.
2.000% 6/15/30 (b)	495,000	424,664
KeySpan Gas East Corp.
5.819% 4/01/41 (b)	1,337,000	1,289,176
National Gas Transmission PLC
4.250% 4/05/30 EUR (b) (c)	475,000	511,114

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Piedmont Natural Gas Co., Inc.
5.100% 2/15/35	$300,000	$290,792
		2,515,746
Health Care - Products — 0.1%
Medtronic Global Holdings SCA
3.375% 10/15/34 EUR (c)	300,000	311,487
Stryker Corp.
3.375% 9/11/32 EUR (c)	195,000	204,447
		515,934
Health Care - Services — 0.4%
CommonSpirit Health
3.347% 10/01/29	65,000	60,542
Elevance Health, Inc.
5.200% 2/15/35	310,000	302,755
HCA, Inc.
5.250% 4/15/25	644,000	644,635
Kedrion SpA
6.500% 9/01/29 (b)	500,000	470,250
Lonza Finance International NV
3.875% 4/24/36 EUR (b) (c)	325,000	345,212
ModivCare, Inc.
5.000% 10/01/29 (b) (d)	853,000	501,644
		2,325,038
Household Products & Wares — 0.1%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	21,372
Spectrum Brands, Inc.
3.875% 3/15/31 (b)	421,000	362,290
		383,662
Insurance — 0.6%
Athene Global Funding
3.205% 3/08/27 (b)	445,000	425,100
Farmers Exchange Capital II 3 mo. USD Term SOFR + 4.006%
6.151% VRN 11/01/53 (b)	350,000	336,165
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	3,290,000	2,964,438
		3,725,703
Internet — 0.2%
Uber Technologies, Inc.
4.800% 9/15/34	1,105,000	1,057,561
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% 6/15/30	620,000	595,020
Machinery - Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (b)	250,000	108,125

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% 3/01/30 (b)	$80,000	$73,053
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	1,335,000	833,920
3.750% 2/15/28	500,000	476,255
3.900% 6/01/52	1,289,000	829,227
4.908% 7/23/25	255,000	254,696
5.375% 4/01/38	5,000	4,448
5.375% 5/01/47	180,000	147,739
5.750% 4/01/48	588,000	502,645
CSC Holdings LLC
5.750% 1/15/30 (b)	124,000	70,539
6.500% 2/01/29 (b)	1,067,000	895,736
7.500% 4/01/28 (b)	80,000	54,813
11.250% 5/15/28 (b)	244,000	240,807
11.750% 1/31/29 (b)	212,000	209,366
Time Warner Cable LLC
5.500% 9/01/41	1,465,000	1,243,194
5.875% 11/15/40	360,000	322,127
		6,158,565
Mining — 0.0%
Corp. Nacional del Cobre de Chile
5.125% 2/02/33 (b)	200,000	189,164
Oil & Gas — 0.2%
Ecopetrol SA
8.875% 1/13/33	100,000	101,896
Occidental Petroleum Corp.
4.500% 7/15/44	400,000	295,511
Pertamina Persero PT
3.100% 8/27/30 (b)	675,000	603,281
Petroleos Mexicanos
6.625% 6/15/35	700,000	551,332
		1,552,020
Packaging & Containers — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (b) (d)	120,000	108,000
5.250% 8/15/27 (b)	900,000	510,921
Berry Global, Inc.
1.650% 1/15/27	85,000	79,590
4.875% 7/15/26 (b)	273,000	271,907
5.500% 4/15/28	310,000	312,972
5.650% 1/15/34 (b)	570,000	571,632
Sealed Air Corp.
1.573% 10/15/26 (b)	1,200,000	1,128,749
		2,983,771
Pharmaceuticals — 1.0%
1375209 BC Ltd.
9.000% 1/30/28 (b) (d)	551,000	550,561
Bayer US Finance II LLC
4.375% 12/15/28 (b)	1,181,000	1,135,746
4.625% 6/25/38 (b)	1,310,000	1,091,633

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bayer US Finance LLC
6.875% 11/21/53 (b) (d)	$865,000	$872,032
CVS Health Corp.
4.780% 3/25/38	150,000	129,701
5.125% 7/20/45	260,000	218,442
5.875% 6/01/53	345,000	316,482
5 yr. CMT + 2.516% 6.750% VRN 12/10/54	250,000	245,135
5 yr. CMT + 2.886% 7.000% VRN 3/10/55	395,000	396,325
Grifols SA
3.875% 10/15/28 EUR (b) (c)	630,000	589,608
7.500% 5/01/30 EUR (b) (c)	100,000	108,498
Johnson & Johnson
3.550% 6/01/44 EUR (c)	200,000	212,023
MSD Netherlands Capital BV
3.700% 5/30/44 EUR (c)	420,000	440,738
		6,306,924
Pipelines — 0.0%
TransCanada PipeLines Ltd.
5.850% 3/15/36	50,000	50,425
Real Estate — 0.2%
Annington Funding PLC
2.308% 10/06/32 GBP (b) (c)	335,000	356,438
2.924% 10/06/51 GBP (b) (c)	175,000	148,136
Blackstone Property Partners Europe Holdings SARL
1.000% 5/04/28 EUR (b) (c)	125,000	119,117
1.625% 4/20/30 EUR (b) (c)	135,000	124,681
1.750% 3/12/29 EUR (b) (c)	100,000	96,297
LEG Immobilien SE
1.500% 1/17/34 EUR (b) (c)	100,000	86,835
Vonovia SE
0.750% 9/01/32 EUR (b) (c)	400,000	335,325
2.250% 4/07/30 EUR (b) (c)	100,000	98,409
		1,365,238
Real Estate Investment Trusts (REITS) — 1.6%
American Assets Trust LP
3.375% 2/01/31	865,000	752,443
American Homes 4 Rent LP
2.375% 7/15/31	330,000	276,098
3.625% 4/15/32	862,000	770,578
4.300% 4/15/52	350,000	272,535
American Tower Corp.
2.300% 9/15/31	1,050,000	873,001
Crown Castle, Inc.
2.100% 4/01/31	777,000	643,093
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (b) (c)	1,050,000	906,912
Extra Space Storage LP
3.900% 4/01/29	670,000	640,534
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	380,000	347,572
5.375% 4/15/26	715,000	715,011
Healthcare Realty Holdings LP
3.100% 2/15/30	195,000	175,242
3.625% 1/15/28	157,000	149,122

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hudson Pacific Properties LP
3.250% 1/15/30 (d)	$210,000	$142,897
4.650% 4/01/29 (d)	1,150,000	866,662
5.950% 2/15/28	15,000	12,797
Invitation Homes Operating Partnership LP
5.500% 8/15/33	221,000	219,707
LXP Industrial Trust
6.750% 11/15/28	230,000	240,833
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (c)	710,000	761,980
Realty Income Corp.
5.125% 7/06/34 EUR (c)	540,000	615,864
VICI Properties LP
5.625% 5/15/52	73,000	67,919
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (b)	190,000	179,035
4.125% 8/15/30 (b)	50,000	46,458
4.625% 6/15/25 (b)	40,000	39,843
5.750% 2/01/27 (b)	10,000	10,086
		9,726,222
Retail — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% 4/01/26 (b)	295,000	291,899
5.875% 4/01/29 (b)	510,000	466,144
Michaels Cos., Inc.
5.250% 5/01/28 (b)	556,000	419,785
7.875% 5/01/29 (b)	339,000	205,640
Papa John's International, Inc.
3.875% 9/15/29 (b) (d)	125,000	111,983
		1,495,451
Software — 0.0%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.750% 5/01/29 (b)	70,000	71,566
Open Text Corp.
6.900% 12/01/27 (b)	125,000	129,166
		200,732
Telecommunications — 0.5%
Altice France SA
8.125% 2/01/27 (b)	135,000	109,445
CommScope LLC
4.750% 9/01/29 (b)	175,000	155,868
Frontier Communications Holdings LLC
8.625% 3/15/31 (b)	355,000	377,561
Global Switch Finance BV
1.375% 10/07/30 EUR (b) (c)	240,000	233,438
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (b)	49,688	49,659
5.152% 9/20/29 (b)	1,309,750	1,314,855
T-Mobile USA, Inc.
4.700% 1/15/35	840,000	794,480
		3,035,306

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Water — 0.1%
Suez SACA
2.875% 5/24/34 EUR (b) (c)	$400,000	$389,939

TOTAL CORPORATE DEBT (Cost $99,453,768)		94,625,572

MUNICIPAL OBLIGATIONS — 0.6%
Florida — 0.0%
County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Series B,
2.707% 10/01/33	375,000	312,220
New York — 0.6%
City of New York, NY, General Obligation, Series A,
3.000% 8/01/34	945,000	795,308
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series F3, 5.130% 2/01/35	1,033,000	1,022,193
Revenue Bonds, Series F3, 5.150% 2/01/36	1,033,000	1,016,458
New York State Dormitory Authority, Revenue Bonds, Series F,
5.628% 3/15/39	860,000	860,529
		3,694,488

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,330,406)		4,006,708

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.7%
Commercial Mortgage-Backed Securities — 3.0%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.184%
5.582% FRN 8/15/34 (b)	697,299	696,880
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (b) (e)	1,280,000	1,215,154
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (b)	2,870,000	2,525,434
Series 2024-KING, Class B, 1 mo. USD Term SOFR + 1.741% 6.138% FRN 5/15/34 (b)	1,183,420	1,183,050
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (b)	420,000	379,082
Series 2019-OC11, Class B, 3.605% 12/09/41 (b)	1,110,000	1,013,426
Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (b) (e)	700,000	621,711
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 5.977% FRN 1/15/39 (b)	1,057,000	1,052,377
Series 2022-PSB, Class D, 1 mo. USD Term SOFR + 4.693% 9.090% FRN 8/15/39 (b)	938,000	940,932
Century Plaza Towers
Series 2019-CPT, Class A, 2.865% 11/13/39 (b)	805,000	698,723
Series 2019-CPT, Class B, 2.997% VRN 11/13/39 (b) (e)	1,000,000	842,076
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class D,
3.312% VRN 11/10/42 (b) (e)	700,000	600,367
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	860,000	747,256
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141%
6.538% FRN 5/15/41 (b)	1,532,000	1,539,658
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (b) (e)	860,000	765,208
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	880,000	801,066

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (b)	$900,000	$812,043
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	570,000	471,546
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	1,085,000	948,029
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (b) (e)	50,000	42,643
TTAN, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.514%
6.913% FRN 3/15/38 (b)	1,038,210	1,037,885
		18,934,546
Home Equity Asset-Backed Securities — 1.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1, 1 mo. USD Term SOFR + 0.849%
5.188% FRN 10/25/35	792,284	780,896
Countrywide Asset-Backed Certificates Trust
Series 2007-7, Class 1A, 1 mo. USD Term SOFR + 0.314% 4.653% FRN 10/25/47	2,202,058	2,056,220
Series 2004-5, Class M1, 1 mo. USD Term SOFR + 0.969% 5.308% FRN 8/25/34	25,402	25,249
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694% 5.033% FRN 1/25/36	1,468,386	1,393,397
Series 2006-NC2, Class A2D, 1 mo. USD Term SOFR + 0.694% 5.033% FRN 2/25/36	614,805	610,340
Option One Mortgage Loan Trust, Series 2006-3, Class 1A1, 1 mo. USD Term SOFR + 0.394%
4.733% FRN 2/25/37	3,249,615	1,970,893
		6,836,995
Other Asset-Backed Securities — 5.5%
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 3 mo. USD Term SOFR + 1.130%
5.747% FRN 4/20/32 (b)	1,617,611	1,618,328
AMMC CLO 15 Ltd., Series 2014-15A, Class AR3, 3 mo. USD Term SOFR + 1.382%
6.038% FRN 1/15/32 (b)	1,142,131	1,142,968
AMMC CLO 30 Ltd., Series 2024-30A, Class A1, 3 mo. USD Term SOFR + 1.680%
6.336% FRN 1/15/37 (b)	2,400,000	2,415,523
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R3, 3 mo. USD Term SOFR + 1.140%
5.471% FRN 1/20/37 (b)	1,580,000	1,580,000
Barings CLO Ltd.
Series 2019-3A, Class A1RR, 3 mo. USD Term SOFR + 1.140% 5.490% FRN 1/20/36 (b)	1,800,000	1,800,104
Series 2018-4A, Class A1R, 3 mo. USD Term SOFR + 1.150% 5.806% FRN 10/15/30 (b)	1,965,145	1,967,244
Clover CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD Term SOFR + 1.862%
6.488% FRN 10/25/33 (b)	2,400,000	2,401,627
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2
4.760% 3/22/49 (b)	2,270,000	2,192,202

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DataBank Issuer LLC, Series 2021-2A, Class A2
2.400% 10/25/51 (b)	$1,100,000	$1,040,407
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650%
6.306% FRN 10/15/30 (b)	1,850,000	1,853,016
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.350% 10/20/46 (b)	1,475,302	1,469,243
LCM 37 Ltd., Series 37A, Class A1R, 3 mo. USD Term SOFR + 1.060%
5.401% FRN 4/15/34 (b)	2,000,000	2,000,350
OCP CLO Ltd., Series 2014-6A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
5.798% FRN 10/17/30 (b)	908,284	908,625
Progress Residential Trust
Series 2021-SFR8, Class C, 1.931% 10/17/38 (b)	2,500,000	2,368,486
Series 2021-SFR10, Class F, 4.608% 12/17/40 (b)	1,056,520	978,037
Rad CLO 4 Ltd., Series 2019-4A, Class AR, 3 mo. USD Term SOFR + 1.230%
5.856% FRN 4/25/32 (b)	1,405,055	1,408,101
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130% 5.651% FRN 8/20/32 (b)	3,616,323	3,619,397
Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.382% 5.999% FRN 4/20/34 (b)	2,435,000	2,437,540
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (b)	1,062,000	1,036,774
		34,237,972
Student Loans Asset-Backed Securities — 0.8%
Nelnet Student Loan Trust, Series 2005-4, Class A4, 90 day USD SOFR Average + 0.442%
5.198% FRN 3/22/32	1,379,665	1,337,056
SLM Student Loan Trust, Series 2008-5, Class B, 90 day USD SOFR Average + 2.112%
7.295% FRN 7/25/73	3,735,000	3,843,965
		5,181,021
Whole Loan Collateral Collateralized Mortgage Obligations — 8.3%
Ajax Mortgage Loan Trust
Series 2019-F, Class A1, 2.860% STEP 7/25/59 (b)	1,237,547	1,185,894
Series 2022-B, Class A1, 3.500% STEP 3/27/62 (b)	2,250,270	2,145,650
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD Term SOFR + 0.514%
4.853% FRN 3/25/46	1,234,492	1,110,224
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1,
5.365% VRN 5/25/35 (e)	454,543	423,566
BINOM Securitization Trust, Series 2022-RPL1, Class A1,
3.000% VRN 2/25/61 (b) (e)	2,189,192	1,991,418
CIM Trust
Series 2021-J3, Class A1, 2.500% VRN 6/25/51 (b) (e)	4,802,184	3,849,626
Series 2023-NR1, Class A1, 6.000% STEP 6/25/62 (b)	2,565,263	2,545,718
COLT Mortgage Loan Trust, Series 2023-1, Class A1,
6.048% STEP 4/25/68 (b)	2,019,874	2,027,245
Credit Suisse Mortgage Trust
Series 2021-NQM6, Class A1, 1.174% VRN 7/25/66 (b) (e)	2,444,754	2,039,881
Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (b) (e)	1,274,544	1,202,709

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD Term SOFR + 0.614%
4.953% FRN 7/25/47	$2,646,508	$2,233,220
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
5.976% VRN 11/25/35 (e)	950,707	819,696
HarborView Mortgage Loan Trust
Series 2007-6, Class 1A1A, 1 mo. USD Term SOFR + 0.314% 4.681% FRN 8/19/37	2,132,662	1,766,137
Series 2007-3, Class 2A1A, 1 mo. USD Term SOFR + 0.514% 4.881% FRN 5/19/37	2,380,114	2,157,377
Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514% 5.125% FRN 11/19/36	2,399,744	1,851,408
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD Term SOFR + 0.634%
4.973% FRN 1/25/36	1,178,307	1,146,869
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2,
5.084% VRN 8/25/35 (e)	67,146	65,330
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
4.939% VRN 4/25/34 (e)	427,303	385,882
OBX Trust
Series 2021-NQM4, Class A1, 1.957% VRN 10/25/61 (b) (e)	3,331,851	2,754,278
Series 2021-J3, Class A1, 2.500% VRN 10/25/51 (b) (e)	3,804,634	3,049,949
Preston Ridge Partners Mortgage LLC
Series 2022-1, Class A1, 3.720% STEP 2/25/27 (b)	2,918,964	2,907,929
Series 2021-5, Class A1, 4.793% STEP 6/25/26 (b)	2,799,179	2,778,628
Series 2021-6, Class A1, 4.793% STEP 7/25/26 (b)	1,062,481	1,053,677
Series 2022-4, Class A1, 5.000% STEP 8/25/27 (b)	720,583	714,741
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD Term SOFR + 0.484%
4.823% FRN 8/25/36	444,261	383,399
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	1,772,029	1,229,582
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 1 mo. USD Term SOFR + 0.574%
4.913% FRN 2/25/36	1,235,975	1,021,917
VOLT CIII LLC, Series 2021-CF1, Class A1,
4.992% STEP 8/25/51 (b)	1,647,476	1,631,396
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR12, Class 1A4, 4.823% VRN 10/25/36 (e)	3,352,545	2,988,630
Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.734% 5.073% FRN 1/25/45	342,599	334,875
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,016,683	1,615,631
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
6.301% VRN 4/25/37 (e)	521,451	461,857
		51,874,339

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $118,407,569)		117,064,873

SOVEREIGN DEBT OBLIGATIONS — 0.5%
Brazilian Government International Bond
6.125% 3/15/34	480,000	447,638
Costa Rica Government International Bond
6.550% 4/03/34 (b)	300,000	304,950
Guatemala Government Bond
3.700% 10/07/33 (b)	300,000	241,950
Mexico Government International Bond
2.659% 5/24/31	213,000	172,815

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 4/27/32	$200,000	$181,199
4.875% 5/19/33	200,000	179,001
Oman Government International Bond
6.750% 10/28/27 (b)	200,000	206,504
Panama Government International Bond
3.160% 1/23/30	225,000	187,810
6.400% 2/14/35	200,000	181,438
Paraguay Government International Bond
4.950% 4/28/31 (b)	200,000	191,313
Perusahaan Penerbit SBSN Indonesia III
2.800% 6/23/30 (b)	200,000	177,250
Republic of South Africa Government International Bond
5.875% 4/20/32	400,000	375,514
Romanian Government International Bond
3.000% 2/14/31 (b)	270,000	218,233
		3,065,615

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,315,400)		3,065,615

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 38.9%
Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	2,115,000	1,918,748
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	461,260	398,407
Series 2018-54, Class KA, 3.500% 1/25/47	244,052	239,287
Series 2018-38, Class PA, 3.500% 6/25/47	464,739	443,703
Government National Mortgage Association REMICS
Series 2015-8, Class LZ, 3.000% 11/16/44	740,294	626,953
Series 2018-124, Class NW, 3.500% 9/20/48	426,031	378,390
Series 2019-15, Class GT, 3.500% 2/20/49	464,072	411,233
Series 2024-97, Class FW, 30 day USD SOFR Average + 1.150% 5.755% FRN 6/20/54	1,781,218	1,777,562
		6,194,283
Pass-Through Securities — 37.5%
Federal Home Loan Mortgage Corp.
Pool #SD8199 2.000% 3/01/52	8,956,329	6,968,735
Pool #SD8204 2.000% 4/01/52	2,165,729	1,685,109
Pool #QE0312 2.000% 4/01/52	1,791,026	1,393,561
Pool #RA4179 2.500% 12/01/50	1,964,419	1,599,475
Pool #SD8147 2.500% 5/01/51	2,918,732	2,389,268
Pool #SD8189 2.500% 1/01/52	2,074,734	1,693,186
Pool #SD8194 2.500% 2/01/52	3,415,375	2,787,281
Pool #SD8200 2.500% 3/01/52	2,046,989	1,668,624
Pool #SD8212 2.500% 5/01/52	3,609,527	2,942,344
Pool #G08710 3.000% 6/01/46	48,078	41,752
Pool #G08715 3.000% 8/01/46	1,032,050	896,257
Pool #G08721 3.000% 9/01/46	138,550	120,233
Pool #G08726 3.000% 10/01/46	1,866,569	1,619,808
Pool #G08732 3.000% 11/01/46	1,323,396	1,148,442
Pool #G08741 3.000% 1/01/47	899,190	780,317
Pool #SD3016 3.000% 6/01/52	1,948,706	1,660,144
Pool #SD8220 3.000% 6/01/52	3,520,079	2,988,930

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G60038 3.500% 1/01/44	$451,694	$413,479
Pool #G07848 3.500% 4/01/44	3,423,565	3,139,070
Pool #G07924 3.500% 1/01/45	948,396	865,851
Pool #G60138 3.500% 8/01/45	1,973,630	1,792,910
Pool #G08711 3.500% 6/01/46	785,210	708,403
Pool #G08716 3.500% 8/01/46	1,128,757	1,016,934
Pool #G08792 3.500% 12/01/47	955,479	858,732
Pool #G67707 3.500% 1/01/48	1,295,152	1,174,939
Pool #G67711 4.000% 3/01/48	353,993	330,019
Pool #G67713 4.000% 6/01/48	924,781	861,573
Pool #G67714 4.000% 7/01/48	1,269,548	1,183,568
Pool #G67717 4.000% 11/01/48	1,127,987	1,051,242
Pool #SD3246 4.000% 8/01/52	3,663,140	3,347,902
Pool #SD5202 4.000% 10/01/52	3,589,023	3,282,897
Pool #SD8265 4.000% 11/01/52	3,815,299	3,487,487
Pool #G08843 4.500% 10/01/48	410,915	392,263
Pool #SD8257 4.500% 10/01/52	4,892,847	4,610,967
Pool #G08826 5.000% 6/01/48	135,767	133,706
Pool #G08844 5.000% 10/01/48	47,502	46,707
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	707,722	595,609
Pool #MA4176 2.000% 11/01/40	1,871,556	1,572,595
Pool #MA4333 2.000% 5/01/41	580,101	485,162
Pool #MA4158 2.000% 10/01/50	2,612,698	2,046,766
Pool #BT9728 2.000% 10/01/51	4,631,078	3,609,135
Pool #BQ6913 2.000% 12/01/51	3,900,387	3,039,686
Pool #CB2767 2.000% 1/01/52	3,806,675	2,970,223
Pool #CB2766 2.000% 2/01/52	2,519,410	1,972,110
Pool #MA4577 2.000% 4/01/52	7,558,830	5,881,370
Pool #FS8274 2.000% 4/01/52	2,248,262	1,749,327
Pool #FS1598 2.000% 4/01/52	3,784,075	2,944,311
Pool #FS6925 2.500% 12/01/51	2,360,310	1,921,818
Pool #MA4548 2.500% 2/01/52	3,441,180	2,808,340
Pool #MA4563 2.500% 3/01/52	8,164,747	6,655,578
Pool #MA1607 3.000% 10/01/33	1,334,807	1,249,322
Pool #BN7755 3.000% 9/01/49	1,467,216	1,267,834
Pool #MA3811 3.000% 10/01/49	417,850	355,844
Pool #BO2259 3.000% 10/01/49	2,566,117	2,213,395
Pool #MA4579 3.000% 4/01/52	3,424,046	2,910,598
Pool #BV8526 3.000% 5/01/52	3,989,542	3,387,556
Pool #AB4262 3.500% 1/01/32	799,206	768,580
Pool #MA1148 3.500% 8/01/42	1,897,807	1,728,614
Pool #CA0996 3.500% 1/01/48	66,764	60,152
Pool #MA3276 3.500% 2/01/48	149,288	133,897
Pool #MA3305 3.500% 3/01/48	500,334	448,753
Pool #MA3332 3.500% 4/01/48	20,071	18,001
Pool #CA3633 3.500% 6/01/49	559,869	503,725
Pool #MA4731 3.500% 9/01/52	1,113,766	984,588
Pool #MA2995 4.000% 5/01/47	409,510	379,988
Pool #AS9830 4.000% 6/01/47	233,179	216,369
Pool #MA3027 4.000% 6/01/47	381,807	354,282
Pool #AS9972 4.000% 7/01/47	211,638	196,248
Pool #CB4121 4.000% 7/01/52	4,278,663	3,911,374
Pool #AL9106 4.500% 2/01/46	183,954	177,323
Pool #CA1710 4.500% 5/01/48	741,705	707,087
Pool #CA1711 4.500% 5/01/48	13,014	12,407
Pool #CA2208 4.500% 8/01/48	509,021	485,263
Pool #BW9897 4.500% 10/01/52	1,880,054	1,770,920

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS4233 4.500% 12/01/52	$1,415,653	$1,334,096
Pool #MA4840 4.500% 12/01/52	5,861,861	5,524,155
Pool #MA4917 4.500% 2/01/53	4,638,860	4,368,713
Pool #FS4701 4.500% 4/01/53	2,029,731	1,910,260
Pool #CB6854 4.500% 8/01/53	2,441,011	2,300,954
Pool #BY0545 5.000% 5/01/53	1,471,667	1,420,483
Pool #FS7252 5.000% 11/01/53	3,260,710	3,148,831
Pool #MA5107 5.500% 8/01/53	4,796,288	4,736,340
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,188,781	1,043,945
Pool #MA4836 3.000% 11/20/47	836,615	732,594
Pool #MA6209 3.000% 10/20/49	365,242	311,384
Pool #MA4127 3.500% 12/20/46	807,756	731,249
Pool #MA4382 3.500% 4/20/47	137,168	124,133
Pool #MA4719 3.500% 9/20/47	1,194,506	1,079,876
Pool #MA4837 3.500% 11/20/47	163,593	147,894
Pool #MA4962 3.500% 1/20/48	406,413	367,158
Pool #MA5019 3.500% 2/20/48	559,998	505,908
Pool #MA4838 4.000% 11/20/47	339,569	315,912
Pool #MA4901 4.000% 12/20/47	279,774	260,283
Pool #MA5078 4.000% 3/20/48	226,726	210,859
Pool #MA5466 4.000% 9/20/48	158,540	147,396
Pool #MA5528 4.000% 10/20/48	633,830	589,275
Pool #MA4264 4.500% 2/20/47	175,373	169,111
Pool #MA4512 4.500% 6/20/47	1,052,261	1,012,387
Pool #MA8347 4.500% 10/20/52	4,236,396	4,013,971
Pool #MA3666 5.000% 5/20/46	23,598	23,569
Pool #MA3806 5.000% 7/20/46	156,491	156,329
Pool #MA4072 5.000% 11/20/46	31,034	31,011
Pool #MA4454 5.000% 5/20/47	561,838	558,872
Government National Mortgage Association II, TBA
2.500% 1/20/55 (g)	10,875,000	9,068,670
4.000% 1/20/55 (g)	7,225,000	6,648,647
4.500% 1/20/55 (g)	6,225,000	5,881,612
5.000% 1/20/55 (g)	8,975,000	8,704,663
5.500% 1/20/55 (g)	5,125,000	5,079,125
Uniform Mortgage-Backed Security, TBA
2.000% 1/01/55 (g)	2,325,000	1,806,234
2.500% 1/01/55 (g)	3,200,000	2,602,500
3.000% 1/01/55 (g)	3,350,000	2,841,742
3.500% 1/01/55 (g)	13,575,000	11,994,783
4.000% 1/01/55 (g)	825,000	753,328
4.500% 1/01/55 (g)	5,575,000	5,239,628
5.000% 1/01/55 (g)	8,175,000	7,884,084
5.500% 1/01/55 (g)	5,000,000	4,931,055
		234,289,284
Whole Loans — 0.4%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%
8.069% FRN 3/25/42 (b)	2,400,000	2,517,977

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $256,739,868)		243,001,544

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 33.8%
U.S. Treasury Bonds & Notes — 33.8%
U.S. Treasury Bonds
4.125% 8/15/44	$7,695,000	$6,969,383
4.500% 11/15/54	32,592,000	31,125,461
4.625% 11/15/44	28,370,000	27,524,245
U.S. Treasury Notes
4.000% 12/15/27	2,515,000	2,495,936
4.125% 11/30/29	7,198,000	7,118,743
4.250% 11/30/26	12,124,000	12,123,582
4.250% 12/31/26	55,015,000	55,023,648
4.250% 11/15/34	32,581,000	31,751,214
4.375% 12/31/29	37,230,000	37,218,172
		211,350,384

TOTAL U.S. TREASURY OBLIGATIONS (Cost $215,145,407)		211,350,384

TOTAL BONDS & NOTES (Cost $706,432,214)		681,856,038

	Number of Shares
EQUITIES — 0.1%
COMMON STOCK — 0.1%
Communication Services — 0.1%
Intelsat SA (h)	16,791	498,827

TOTAL COMMON STOCK (Cost $1,575,355)		498,827

TOTAL EQUITIES (Cost $1,575,355)		498,827

TOTAL LONG-TERM INVESTMENTS (Cost $708,007,569)		682,354,865

SHORT-TERM INVESTMENTS — 5.2%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (i)	1,594,598	1,594,598

	Principal Amount
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (j)	$14,961,276	14,961,276
U.S. Treasury Bills — 2.5%
U.S. Treasury Bills
4.293% 1/14/25 (k)	3,430,000	3,425,230
4.602% 1/23/25 (k)	12,435,000	12,403,917
		15,829,147

TOTAL SHORT-TERM INVESTMENTS (Cost $32,381,526)		32,385,021

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 114.4% (Cost $740,389,095) (l)	$714,739,886

Other Assets/(Liabilities) — (14.4)%	(90,155,018)

NET ASSETS — 100.0%	$624,584,868

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note^
LIBOR	London InterBank Offered Rate
PIK	Payment in kind^^
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note^

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $122,860,691 or 19.67% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $1,769,449 or 0.28% of net assets. The Fund received $212,959 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Non-income producing security.
(i)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(j)	Maturity value of $14,963,561. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $15,260,687.
(k)	The rate shown represents yield-to-maturity.
(l)	See Note 3 for aggregate cost for federal tax purposes.
^	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
^^	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/17/25	EUR	319,000	USD	342,447	$(11,826)
Bank of New York	1/17/25	GBP	90,000	USD	113,700	(1,043)
Bank of New York	1/17/25	EUR	228,000	USD	240,639	(4,333)
Citibank N.A.	1/17/25	EUR	232,000	USD	253,943	(13,492)
Citibank N.A.	1/17/25	USD	12,820,337	EUR	11,629,000	767,711
Citibank N.A.	1/17/25	USD	182,765	GBP	144,000	2,513
Goldman Sachs International	1/17/25	EUR	554,000	USD	585,991	(11,809)
Goldman Sachs International	1/17/25	USD	701,367	GBP	536,000	30,430
Goldman Sachs International	1/17/25	GBP	183,000	USD	231,035	(1,965)
Goldman Sachs International	1/17/25	USD	1,080,712	EUR	1,012,000	31,846
						$788,032

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	3/31/25	806	$165,662,650	$58,507
U.S. Treasury Note 5 Year	3/31/25	908	96,948,857	(424,200)
				$(365,693)
Short
Euro-Schatz	3/06/25	1	$(111,311)	$491
Euro-BOBL	3/06/25	20	(2,471,306)	29,601
Euro-Bund	3/06/25	40	(5,680,965)	152,013
Euro-Buxl 30 Year Bond	3/06/25	11	(1,610,697)	98,895
U.S. Treasury Ultra 10 Year	3/20/25	55	(6,192,929)	70,740
UK Long Gilt	3/27/25	5	(590,416)	11,976
				$363,716

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.520%	Annually	12-Month USD SOFR	Annually	12/20/53	USD	4,836,000	$354,658	$—	$354,658

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Diversified Value Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Communication Services — 5.7%
AT&T, Inc.	437,700	$9,966,429
Comcast Corp. Class A	225,900	8,478,027
Fox Corp. Class A	21,400	1,039,612
Interpublic Group of Cos., Inc.	22,900	641,658
Match Group, Inc. (a)	7,000	228,970
Omnicom Group, Inc.	13,900	1,195,956
Verizon Communications, Inc.	257,700	10,305,423
Walt Disney Co.	23,700	2,638,995
		34,495,070
Consumer Discretionary — 7.6%
ADT, Inc.	49,200	339,972
AutoNation, Inc. (a)	5,100	866,184
AutoZone, Inc. (a)	987	3,160,374
Best Buy Co., Inc.	13,100	1,123,980
BorgWarner, Inc.	12,400	394,196
CarMax, Inc. (a)	9,600	784,896
Darden Restaurants, Inc.	7,100	1,325,499
Dick's Sporting Goods, Inc.	3,500	800,940
DR Horton, Inc.	22,700	3,173,914
eBay, Inc.	30,700	1,901,865
Expedia Group, Inc. (a)	7,800	1,453,374
Ford Motor Co.	247,800	2,453,220
General Motors Co.	73,700	3,925,999
Gentex Corp.	13,200	379,236
H&R Block, Inc.	8,500	449,140
Hasbro, Inc.	8,500	475,235
Lennar Corp. Class A	17,600	2,400,112
Lithia Motors, Inc.	1,600	571,888
Lowe's Cos., Inc.	46,900	11,574,920
Mohawk Industries, Inc. (a)	3,800	452,694
Murphy USA, Inc.	1,150	577,013
NVR, Inc. (a)	150	1,226,835
Penske Automotive Group, Inc.	4,100	625,004
PulteGroup, Inc.	16,900	1,840,410
Ralph Lauren Corp.	2,600	600,548
Skechers USA, Inc. Class A (a)	8,100	544,644
Toll Brothers, Inc.	6,100	768,295
TopBuild Corp. (a)	900	280,206
Williams-Sonoma, Inc.	6,900	1,277,742
Wynn Resorts Ltd.	6,100	525,576
		46,273,911
Consumer Staples — 6.5%
Altria Group, Inc.	105,200	5,500,908

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BJ's Wholesale Club Holdings, Inc. (a)	3,900	$348,465
Bunge Global SA	5,100	396,576
Campbell's Co.	18,300	766,404
Coca-Cola Consolidated, Inc.	510	642,595
Conagra Brands, Inc.	29,300	813,075
Constellation Brands, Inc. Class A	2,300	508,300
General Mills, Inc.	33,400	2,129,918
Hormel Foods Corp.	7,000	219,590
Ingredion, Inc.	3,900	536,484
Keurig Dr. Pepper, Inc.	81,600	2,620,992
Kimberly-Clark Corp.	20,000	2,620,800
Kraft Heinz Co.	63,900	1,962,369
Kroger Co.	36,300	2,219,745
PepsiCo, Inc.	29,900	4,546,594
Philip Morris International, Inc.	95,300	11,469,355
Sysco Corp.	30,600	2,339,676
		39,641,846
Energy — 4.7%
Antero Midstream Corp.	27,800	419,502
Baker Hughes Co.	59,500	2,440,690
Cheniere Energy, Inc.	14,000	3,008,180
Chevron Corp.	91,200	13,209,408
DT Midstream, Inc. (a)	2,700	268,461
EOG Resources, Inc.	36,800	4,510,944
Kinder Morgan, Inc.	136,000	3,726,400
Range Resources Corp.	14,500	521,710
TechnipFMC PLC	23,300	674,302
		28,779,597
Financials — 32.7%
Aflac, Inc.	34,600	3,579,024
Ally Financial, Inc.	14,400	518,544
American Express Co.	38,100	11,307,699
American Financial Group, Inc.	4,400	602,492
American International Group, Inc.	34,900	2,540,720
Ameriprise Financial, Inc.	5,550	2,954,986
Apollo Global Management, Inc.	29,900	4,938,284
Arch Capital Group Ltd.	19,800	1,828,530
Assurant, Inc.	2,600	554,372
Bank of America Corp.	409,600	18,001,920
Bank of New York Mellon Corp.	44,000	3,380,520
Capital One Financial Corp.	18,500	3,298,920
Chubb Ltd.	22,200	6,133,860
Cincinnati Financial Corp.	8,200	1,178,340
Citigroup, Inc.	93,500	6,581,465
Citizens Financial Group, Inc.	23,900	1,045,864
Commerce Bancshares, Inc.	7,145	445,205
Corpay, Inc. (a)	3,700	1,252,154
Cullen/Frost Bankers, Inc.	2,700	362,475
Discover Financial Services	14,400	2,494,512
East West Bancorp, Inc.	7,300	699,048
Equitable Holdings, Inc.	22,000	1,037,740
Everest Group Ltd.	1,200	434,952
Fidelity National Financial, Inc.	14,300	802,802
Fifth Third Bancorp	29,400	1,243,032
First Citizens BancShares, Inc. Class A	777	1,641,817

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
First Horizon Corp.	14,600	$294,044
Goldman Sachs Group, Inc.	17,510	10,026,576
Hartford Financial Services Group, Inc.	17,500	1,914,500
Huntington Bancshares, Inc.	76,200	1,239,774
JP Morgan Chase & Co.	141,800	33,990,878
Loews Corp.	13,400	1,134,846
LPL Financial Holdings, Inc.	3,900	1,273,389
M&T Bank Corp.	7,300	1,372,473
Markel Group, Inc. (a)	670	1,156,574
MetLife, Inc.	44,900	3,676,412
Morgan Stanley	88,200	11,088,504
Northern Trust Corp.	10,800	1,107,000
Old Republic International Corp.	15,700	568,183
PayPal Holdings, Inc. (a)	55,100	4,702,785
PNC Financial Services Group, Inc.	20,900	4,030,565
Primerica, Inc.	1,800	488,556
Principal Financial Group, Inc.	13,900	1,075,999
Progressive Corp.	16,100	3,857,721
Prudential Financial, Inc.	19,900	2,358,747
Raymond James Financial, Inc.	11,000	1,708,630
Regions Financial Corp.	48,300	1,136,016
Reinsurance Group of America, Inc.	3,300	704,979
SEI Investments Co.	6,800	560,864
State Street Corp.	17,900	1,756,885
Stifel Financial Corp.	5,400	572,832
Synchrony Financial	22,600	1,469,000
T. Rowe Price Group, Inc.	11,800	1,334,462
Travelers Cos., Inc.	22,500	5,420,025
Unum Group	10,500	766,815
US Bancorp	42,700	2,042,341
Voya Financial, Inc.	2,800	192,724
W. R. Berkley Corp.	20,800	1,217,216
Webster Financial Corp.	9,100	502,502
Wells Fargo & Co.	183,500	12,889,040
Willis Towers Watson PLC	5,400	1,691,496
Zions Bancorp NA	4,000	217,000
		198,399,630
Health Care — 15.0%
AbbVie, Inc.	108,100	19,209,370
Bio-Rad Laboratories, Inc. Class A (a)	1,500	492,765
Cardinal Health, Inc.	14,900	1,762,223
Cencora, Inc.	13,200	2,965,776
Cigna Group	17,400	4,804,836
DaVita, Inc. (a)	5,100	762,705
Gilead Sciences, Inc.	75,000	6,927,750
HCA Healthcare, Inc.	20,850	6,258,127
Henry Schein, Inc. (a)	7,700	532,840
Johnson & Johnson	131,600	19,031,992
Labcorp Holdings, Inc.	6,100	1,398,852
McKesson Corp.	10,490	5,978,356
Medtronic PLC	78,700	6,286,556
Quest Diagnostics, Inc.	8,900	1,342,654
Tenet Healthcare Corp. (a)	5,000	631,150
United Therapeutics Corp. (a)	2,800	987,952
UnitedHealth Group, Inc.	20,100	10,167,786
Universal Health Services, Inc. Class B	4,700	843,274

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Viatris, Inc.	73,000	$908,850
		91,293,814
Industrials — 12.3%
3M Co.	11,800	1,523,262
Acuity Brands, Inc.	1,900	555,047
Allegion PLC	5,200	679,536
Allison Transmission Holdings, Inc.	5,300	572,718
Builders FirstSource, Inc. (a)	7,500	1,071,975
Caterpillar, Inc.	29,950	10,864,662
CSX Corp.	119,700	3,862,719
Cummins, Inc.	8,400	2,928,240
Deere & Co.	14,970	6,342,789
Delta Air Lines, Inc.	39,500	2,389,750
Dover Corp.	6,500	1,219,400
FedEx Corp.	14,900	4,191,817
Fortune Brands Innovations, Inc.	7,200	491,976
Genpact Ltd.	10,700	459,565
Johnson Controls International PLC	33,100	2,612,583
L3Harris Technologies, Inc.	11,500	2,418,220
Leidos Holdings, Inc.	8,400	1,210,104
Lockheed Martin Corp.	14,240	6,919,786
Masco Corp.	16,400	1,190,148
Middleby Corp. (a)	2,800	379,260
Oshkosh Corp.	4,000	380,280
Owens Corning	6,700	1,141,144
PACCAR, Inc.	32,200	3,349,444
RTX Corp.	75,730	8,763,475
Snap-on, Inc.	3,300	1,120,284
Textron, Inc.	14,400	1,101,456
Toro Co.	2,300	184,230
U-Haul Holding Co. (UHAL US) (a) (b)	900	62,181
U-Haul Holding Co. (UHAL/B US)	12,100	775,005
UFP Industries, Inc.	3,900	439,335
United Airlines Holdings, Inc. (a)	20,100	1,951,710
United Rentals, Inc.	3,900	2,747,316
WESCO International, Inc.	3,200	579,072
		74,478,489
Information Technology — 8.1%
Amkor Technology, Inc.	12,900	331,401
Cisco Systems, Inc.	239,700	14,190,240
Cognizant Technology Solutions Corp. Class A	30,400	2,337,760
Dell Technologies, Inc. Class C	18,200	2,097,368
Dropbox, Inc. Class A (a)	13,900	417,556
First Solar, Inc. (a)	6,400	1,127,936
Gen Digital, Inc.	38,300	1,048,654
Hewlett Packard Enterprise Co.	81,800	1,746,430
HP, Inc.	81,600	2,662,608
International Business Machines Corp.	42,000	9,232,860
Jabil, Inc.	6,100	877,790
NetApp, Inc.	4,400	510,752
ON Semiconductor Corp. (a)	23,500	1,481,675
QUALCOMM, Inc.	66,800	10,261,816
TD SYNNEX Corp.	5,300	621,584
		48,946,430

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 1.6%
Amcor PLC	88,400	$831,844
Berry Global Group, Inc.	6,100	394,487
CF Industries Holdings, Inc.	10,500	895,860
Commercial Metals Co.	2,400	119,040
Corteva, Inc.	15,000	854,400
Crown Holdings, Inc.	8,800	727,672
Eagle Materials, Inc.	2,100	518,196
Eastman Chemical Co.	7,100	648,372
Graphic Packaging Holding Co.	18,900	513,324
International Paper Co.	17,000	914,940
PPG Industries, Inc.	5,600	668,920
Reliance, Inc.	3,900	1,050,114
Steel Dynamics, Inc.	13,600	1,551,352
		9,688,521
Utilities — 4.0%
Consolidated Edison, Inc.	21,100	1,882,753
Dominion Energy, Inc.	51,300	2,763,018
Duke Energy Corp.	47,300	5,096,102
Edison International	17,600	1,405,184
Evergy, Inc.	14,000	861,700
NRG Energy, Inc.	12,800	1,154,816
OGE Energy Corp.	12,300	507,375
Pinnacle West Capital Corp.	6,900	584,913
PPL Corp.	45,300	1,470,438
Public Service Enterprise Group, Inc.	33,000	2,788,170
Sempra	32,500	2,850,900
Southern Co.	29,800	2,453,136
WEC Energy Group, Inc.	8,600	808,744
		24,627,249

TOTAL COMMON STOCK (Cost $529,998,665)		596,624,557

TOTAL EQUITIES (Cost $529,998,665)		596,624,557

EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF	40,730	7,540,345

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,525,273)		7,540,345

TOTAL LONG-TERM INVESTMENTS (Cost $537,523,938)		604,164,902

SHORT-TERM INVESTMENTS — 0.5%

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (c)	$3,086,008	3,086,008

TOTAL SHORT-TERM INVESTMENTS (Cost $3,086,008)		3,086,008

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.0% (Cost $540,609,946) (d)	$607,250,910

Other Assets/(Liabilities) — 0.0%	177,408

NET ASSETS — 100.0%	$607,428,318

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $61,559 or 0.01% of net assets. The Fund received $62,771 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $3,086,480. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $3,147,750.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500 Index Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.6%

COMMON STOCK — 100.6%
Communication Services — 9.4%
Alphabet, Inc. Class A	269,008	$50,923,214
Alphabet, Inc. Class C	219,260	41,755,874
AT&T, Inc.	330,436	7,524,028
Charter Communications, Inc. Class A (a)	4,473	1,533,210
Comcast Corp. Class A	175,366	6,581,486
Electronic Arts, Inc.	11,074	1,620,126
Fox Corp. Class A	10,365	503,532
Fox Corp. Class B	6,072	277,733
Interpublic Group of Cos., Inc.	17,480	489,790
Live Nation Entertainment, Inc. (a)	7,218	934,731
Match Group, Inc. (a)	11,870	388,268
Meta Platforms, Inc. Class A	100,422	58,798,085
Netflix, Inc. (a)	19,687	17,547,417
News Corp. Class A	17,556	483,492
News Corp. Class B	5,057	153,885
Omnicom Group, Inc.	9,011	775,307
Paramount Global Class B	27,082	283,278
T-Mobile US, Inc.	22,399	4,944,131
Take-Two Interactive Software, Inc. (a)	7,514	1,383,177
Verizon Communications, Inc.	193,995	7,757,860
Walt Disney Co.	83,255	9,270,444
Warner Bros Discovery, Inc. (a)	102,828	1,086,892
		215,015,960
Consumer Discretionary — 11.3%
Airbnb, Inc. Class A (a)	19,811	2,603,364
Amazon.com, Inc. (a)	431,003	94,557,748
Aptiv PLC (a)	11,246	680,158
AutoZone, Inc. (a)	774	2,478,348
Best Buy Co., Inc.	9,043	775,889
Booking Holdings, Inc.	1,521	7,556,967
BorgWarner, Inc.	10,460	332,523
Caesars Entertainment, Inc. (a)	9,947	332,429
CarMax, Inc. (a)	7,193	588,100
Carnival Corp. (a)	47,920	1,194,166
Chipotle Mexican Grill, Inc. (a)	62,496	3,768,509
Darden Restaurants, Inc.	5,455	1,018,394
Deckers Outdoor Corp. (a)	7,026	1,426,910
Domino's Pizza, Inc.	1,611	676,233
DR Horton, Inc.	13,515	1,889,667
eBay, Inc.	21,803	1,350,696
Expedia Group, Inc. (a)	5,745	1,070,466
Ford Motor Co.	179,976	1,781,762
Garmin Ltd.	7,087	1,461,765
General Motors Co.	50,318	2,680,440
Genuine Parts Co.	6,459	754,153

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hasbro, Inc.	6,035	$337,417
Hilton Worldwide Holdings, Inc.	11,161	2,758,553
Home Depot, Inc.	45,783	17,809,129
Las Vegas Sands Corp.	16,278	836,038
Lennar Corp. Class A	10,889	1,484,933
LKQ Corp.	12,220	449,085
Lowe's Cos., Inc.	26,062	6,432,102
Lululemon Athletica, Inc. (a)	5,160	1,973,236
Marriott International, Inc. Class A	10,565	2,947,001
McDonald's Corp.	33,057	9,582,894
MGM Resorts International (a)	10,706	370,963
Mohawk Industries, Inc. (a)	2,417	287,937
NIKE, Inc. Class B	54,620	4,133,095
Norwegian Cruise Line Holdings Ltd. (a)	20,511	527,748
NVR, Inc. (a)	142	1,161,404
O'Reilly Automotive, Inc. (a)	2,673	3,169,643
Pool Corp.	1,762	600,736
PulteGroup, Inc.	9,548	1,039,777
Ralph Lauren Corp.	1,845	426,158
Ross Stores, Inc.	15,368	2,324,717
Royal Caribbean Cruises Ltd.	11,405	2,631,019
Starbucks Corp.	52,223	4,765,349
Tapestry, Inc.	10,632	694,589
Tesla, Inc. (a)	128,625	51,943,920
TJX Cos., Inc.	52,077	6,291,422
Tractor Supply Co.	24,845	1,318,276
Ulta Beauty, Inc. (a)	2,198	955,976
Wynn Resorts Ltd.	4,304	370,833
Yum! Brands, Inc.	12,975	1,740,726
		258,343,363
Consumer Staples — 5.6%
Altria Group, Inc.	77,747	4,065,391
Archer-Daniels-Midland Co.	22,029	1,112,905
Brown-Forman Corp. Class B	8,542	324,425
Bunge Global SA	6,592	512,594
Campbell's Co.	9,091	380,731
Church & Dwight Co., Inc.	11,253	1,178,302
Clorox Co.	5,682	922,814
Coca-Cola Co.	178,769	11,130,158
Colgate-Palmolive Co.	37,653	3,423,034
Conagra Brands, Inc.	22,268	617,937
Constellation Brands, Inc. Class A	7,212	1,593,852
Costco Wholesale Corp.	20,388	18,680,913
Dollar General Corp.	10,131	768,132
Dollar Tree, Inc. (a)	9,309	697,616
Estee Lauder Cos., Inc. Class A	10,737	805,060
General Mills, Inc.	25,620	1,633,787
Hershey Co.	6,802	1,151,919
Hormel Foods Corp.	13,380	419,731
J.M. Smucker Co.	4,901	539,698
Kellanova	12,364	1,001,113
Kenvue, Inc.	88,264	1,884,436
Keurig Dr. Pepper, Inc.	51,820	1,664,458
Kimberly-Clark Corp.	15,232	1,996,001
Kraft Heinz Co.	40,650	1,248,362
Kroger Co.	30,590	1,870,578
Lamb Weston Holdings, Inc.	6,620	442,415

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
McCormick & Co., Inc.	11,611	$885,223
Molson Coors Beverage Co. Class B	8,076	462,916
Mondelez International, Inc. Class A	61,551	3,676,441
Monster Beverage Corp. (a)	32,478	1,707,044
PepsiCo, Inc.	63,301	9,625,550
Philip Morris International, Inc.	71,656	8,623,800
Procter & Gamble Co.	108,489	18,188,181
Sysco Corp.	22,639	1,730,978
Target Corp.	21,318	2,881,767
Tyson Foods, Inc. Class A	13,239	760,448
Walgreens Boots Alliance, Inc.	32,817	306,183
Walmart, Inc.	199,826	18,054,279
		126,969,172
Energy — 3.2%
APA Corp.	17,033	393,292
Baker Hughes Co.	45,796	1,878,552
Chevron Corp.	76,858	11,132,113
ConocoPhillips	59,519	5,902,499
Coterra Energy, Inc.	34,088	870,608
Devon Energy Corp.	29,936	979,805
Diamondback Energy, Inc.	8,635	1,414,672
EOG Resources, Inc.	25,820	3,165,016
EQT Corp.	27,314	1,259,449
Exxon Mobil Corp.	202,427	21,775,072
Halliburton Co.	40,690	1,106,361
Hess Corp.	12,742	1,694,813
Kinder Morgan, Inc.	89,002	2,438,655
Marathon Petroleum Corp.	14,682	2,048,139
Occidental Petroleum Corp.	31,036	1,533,489
ONEOK, Inc.	26,919	2,702,668
Phillips 66	18,877	2,150,657
Schlumberger NV	65,439	2,508,931
Targa Resources Corp.	10,101	1,803,028
Texas Pacific Land Corp.	869	961,079
Valero Energy Corp.	14,448	1,771,180
Williams Cos., Inc.	56,181	3,040,516
		72,530,594
Financials — 13.7%
Aflac, Inc.	22,865	2,365,156
Allstate Corp.	12,172	2,346,640
American Express Co.	25,637	7,608,805
American International Group, Inc.	28,495	2,074,436
Ameriprise Financial, Inc.	4,460	2,374,638
Aon PLC Class A	9,914	3,560,712
Apollo Global Management, Inc.	20,662	3,412,536
Arch Capital Group Ltd.	17,262	1,594,146
Arthur J Gallagher & Co.	11,502	3,264,843
Assurant, Inc.	2,386	508,743
Bank of America Corp.	307,061	13,495,331
Bank of New York Mellon Corp.	33,274	2,556,441
Berkshire Hathaway, Inc. Class B (a)	84,420	38,265,898
Blackrock, Inc.	6,689	6,856,961
Blackstone, Inc.	33,186	5,721,930
Brown & Brown, Inc.	10,919	1,113,956
Capital One Financial Corp.	17,598	3,138,075

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cboe Global Markets, Inc.	4,822	$942,219
Charles Schwab Corp.	68,848	5,095,440
Chubb Ltd.	17,314	4,783,858
Cincinnati Financial Corp.	7,202	1,034,927
Citigroup, Inc.	86,868	6,114,639
Citizens Financial Group, Inc.	20,492	896,730
CME Group, Inc.	16,594	3,853,625
Corpay, Inc. (a)	3,200	1,082,944
Discover Financial Services	11,572	2,004,618
Erie Indemnity Co. Class A	1,165	480,248
Everest Group Ltd.	1,994	722,745
FactSet Research Systems, Inc.	1,753	841,931
Fidelity National Information Services, Inc.	24,595	1,986,538
Fifth Third Bancorp	31,182	1,318,375
Fiserv, Inc. (a)	26,120	5,365,570
Franklin Resources, Inc.	14,368	291,527
Global Payments, Inc.	11,725	1,313,904
Globe Life, Inc.	3,710	413,739
Goldman Sachs Group, Inc.	14,433	8,264,624
Hartford Financial Services Group, Inc.	13,484	1,475,150
Huntington Bancshares, Inc.	66,986	1,089,862
Intercontinental Exchange, Inc.	26,459	3,942,656
Invesco Ltd.	20,896	365,262
Jack Henry & Associates, Inc.	3,357	588,482
JP Morgan Chase & Co.	129,588	31,063,540
KeyCorp.	44,748	766,981
KKR & Co., Inc.	31,083	4,597,487
Loews Corp.	8,409	712,158
M&T Bank Corp.	7,687	1,445,233
MarketAxess Holdings, Inc.	1,752	396,022
Marsh & McLennan Cos., Inc.	22,669	4,815,122
Mastercard, Inc. Class A	37,719	19,861,694
MetLife, Inc.	26,583	2,176,616
Moody's Corp.	7,143	3,381,282
Morgan Stanley	57,001	7,166,166
MSCI, Inc.	3,628	2,176,836
Nasdaq, Inc.	19,033	1,471,441
Northern Trust Corp.	9,288	952,020
PayPal Holdings, Inc. (a)	45,990	3,925,247
PNC Financial Services Group, Inc.	18,326	3,534,169
Principal Financial Group, Inc.	9,813	759,624
Progressive Corp.	26,994	6,468,032
Prudential Financial, Inc.	16,499	1,955,626
Raymond James Financial, Inc.	8,543	1,326,984
Regions Financial Corp.	42,208	992,732
S&P Global, Inc.	14,589	7,265,760
State Street Corp.	13,333	1,308,634
Synchrony Financial	17,685	1,149,525
T. Rowe Price Group, Inc.	10,254	1,159,625
Travelers Cos., Inc.	10,505	2,530,549
Truist Financial Corp.	60,771	2,636,246
US Bancorp	71,926	3,440,221
Visa, Inc. Class A	79,534	25,135,925
W. R. Berkley Corp.	13,715	802,602
Wells Fargo & Co.	153,102	10,753,884
Willis Towers Watson PLC	4,681	1,466,276
		312,123,119

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 10.2%
Abbott Laboratories	79,732	$9,018,487
AbbVie, Inc.	81,405	14,465,668
Agilent Technologies, Inc.	13,112	1,761,466
Align Technology, Inc. (a)	3,264	680,577
Amgen, Inc.	24,763	6,454,228
Baxter International, Inc.	23,507	685,464
Becton Dickinson & Co.	13,320	3,021,908
Bio-Techne Corp.	7,262	523,082
Biogen, Inc. (a)	6,711	1,026,246
Boston Scientific Corp. (a)	67,878	6,062,863
Bristol-Myers Squibb Co.	93,436	5,284,740
Cardinal Health, Inc.	11,240	1,329,355
Cencora, Inc.	8,041	1,806,652
Centene Corp. (a)	22,965	1,391,220
Charles River Laboratories International, Inc. (a)	2,379	439,163
Cigna Group	12,748	3,520,233
Cooper Cos., Inc. (a)	9,178	843,734
CVS Health Corp.	57,973	2,602,408
Danaher Corp.	29,623	6,799,960
DaVita, Inc. (a)	2,103	314,504
Dexcom, Inc. (a)	17,782	1,382,906
Edwards Lifesciences Corp. (a)	26,968	1,996,441
Elevance Health, Inc.	10,686	3,942,065
Eli Lilly & Co.	36,282	28,009,704
GE HealthCare Technologies, Inc. (a)	21,080	1,648,034
Gilead Sciences, Inc.	57,378	5,300,006
HCA Healthcare, Inc.	8,345	2,504,752
Henry Schein, Inc. (a)	5,841	404,197
Hologic, Inc. (a)	10,706	771,796
Humana, Inc.	5,549	1,407,837
IDEXX Laboratories, Inc. (a)	3,793	1,568,178
Incyte Corp. (a)	7,369	508,977
Insulet Corp. (a)	3,232	843,778
Intuitive Surgical, Inc. (a)	16,412	8,566,408
IQVIA Holdings, Inc. (a)	7,981	1,568,346
Johnson & Johnson	110,940	16,044,143
Labcorp Holdings, Inc.	3,869	887,239
McKesson Corp.	5,819	3,316,306
Medtronic PLC	59,109	4,721,627
Merck & Co., Inc.	116,334	11,572,906
Mettler-Toledo International, Inc. (a)	978	1,196,759
Moderna, Inc. (a)	15,588	648,149
Molina Healthcare, Inc. (a)	2,578	750,327
Pfizer, Inc.	261,145	6,928,177
Quest Diagnostics, Inc.	5,130	773,912
Regeneron Pharmaceuticals, Inc. (a)	4,826	3,437,705
ResMed, Inc.	6,772	1,548,689
Revvity, Inc.	5,684	634,391
Solventum Corp. (a)	6,366	420,538
STERIS PLC	4,545	934,270
Stryker Corp.	15,802	5,689,510
Teleflex, Inc.	2,175	387,107
Thermo Fisher Scientific, Inc.	17,605	9,158,649
UnitedHealth Group, Inc.	42,349	21,422,665
Universal Health Services, Inc. Class B	2,763	495,737
Vertex Pharmaceuticals, Inc. (a)	11,895	4,790,117
Viatris, Inc.	55,014	684,924

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Waters Corp. (a)	2,736	$1,015,001
West Pharmaceutical Services, Inc.	3,320	1,087,499
Zimmer Biomet Holdings, Inc.	9,015	952,254
Zoetis, Inc.	20,880	3,401,978
		231,355,962
Industrials — 8.2%
3M Co.	24,950	3,220,796
A.O. Smith Corp.	5,508	375,701
Allegion PLC	4,015	524,680
AMETEK, Inc.	10,677	1,924,636
Automatic Data Processing, Inc.	18,793	5,501,275
Axon Enterprise, Inc. (a)	3,309	1,966,605
Boeing Co. (a)	34,333	6,076,941
Broadridge Financial Solutions, Inc.	5,379	1,216,138
Builders FirstSource, Inc. (a)	5,323	760,816
C.H. Robinson Worldwide, Inc.	5,404	558,341
Carrier Global Corp.	38,193	2,607,054
Caterpillar, Inc.	22,191	8,050,007
Cintas Corp.	15,791	2,885,016
Copart, Inc. (a)	40,359	2,316,203
CSX Corp.	89,353	2,883,421
Cummins, Inc.	6,316	2,201,758
Dayforce, Inc. (a) (b)	7,287	529,328
Deere & Co.	11,681	4,949,240
Delta Air Lines, Inc.	29,551	1,787,836
Dover Corp.	6,333	1,188,071
Eaton Corp. PLC	18,153	6,024,436
Emerson Electric Co.	26,394	3,271,008
Equifax, Inc.	5,702	1,453,155
Expeditors International of Washington, Inc.	6,502	720,227
Fastenal Co.	26,419	1,899,790
FedEx Corp.	10,386	2,921,893
Fortive Corp.	16,144	1,210,800
GE Vernova, Inc.	12,665	4,165,898
Generac Holdings, Inc. (a)	2,772	429,799
General Dynamics Corp.	11,882	3,130,788
General Electric Co.	49,744	8,296,802
Honeywell International, Inc.	30,010	6,778,959
Howmet Aerospace, Inc.	18,829	2,059,328
Hubbell, Inc.	2,473	1,035,915
Huntington Ingalls Industries, Inc.	1,806	341,280
IDEX Corp.	3,488	730,004
Illinois Tool Works, Inc.	12,314	3,122,338
Ingersoll Rand, Inc.	18,595	1,682,104
Jacobs Solutions, Inc.	5,770	770,987
JB Hunt Transport Services, Inc.	3,712	633,490
Johnson Controls International PLC	30,785	2,429,860
L3Harris Technologies, Inc.	8,750	1,839,950
Leidos Holdings, Inc.	6,208	894,324
Lennox International, Inc.	1,476	899,327
Lockheed Martin Corp.	9,682	4,704,871
Masco Corp.	10,054	729,619
Nordson Corp.	2,506	524,355
Norfolk Southern Corp.	10,420	2,445,574
Northrop Grumman Corp.	6,335	2,972,952
Old Dominion Freight Line, Inc.	8,692	1,533,269
Otis Worldwide Corp.	18,495	1,712,822

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PACCAR, Inc.	24,157	$2,512,811
Parker-Hannifin Corp.	5,924	3,767,842
Paychex, Inc.	14,784	2,073,012
Paycom Software, Inc.	2,243	459,748
Pentair PLC	7,627	767,581
Quanta Services, Inc.	6,800	2,149,140
Republic Services, Inc.	9,412	1,893,506
Rockwell Automation, Inc.	5,228	1,494,110
Rollins, Inc.	12,948	600,140
RTX Corp.	61,304	7,094,099
Snap-on, Inc.	2,428	824,257
Southwest Airlines Co.	27,608	928,181
Stanley Black & Decker, Inc.	7,146	573,752
Textron, Inc.	8,707	665,998
Trane Technologies PLC	10,401	3,841,609
TransDigm Group, Inc.	2,586	3,277,186
Uber Technologies, Inc. (a)	96,824	5,840,424
Union Pacific Corp.	27,849	6,350,686
United Airlines Holdings, Inc. (a)	15,155	1,471,551
United Parcel Service, Inc. Class B	33,756	4,256,632
United Rentals, Inc.	3,000	2,113,320
Veralto Corp.	11,389	1,159,970
Verisk Analytics, Inc.	6,563	1,807,647
W.W. Grainger, Inc.	2,048	2,158,694
Waste Management, Inc.	16,832	3,396,529
Westinghouse Air Brake Technologies Corp.	7,833	1,485,058
Xylem, Inc.	11,191	1,298,380
		187,151,650
Information Technology — 32.7%
Accenture PLC Class A	28,731	10,107,278
Adobe, Inc. (a)	20,242	9,001,213
Advanced Micro Devices, Inc. (a)	74,868	9,043,306
Akamai Technologies, Inc. (a)	6,981	667,733
Amphenol Corp. Class A	55,505	3,854,822
Analog Devices, Inc.	22,865	4,857,898
ANSYS, Inc. (a)	4,027	1,358,428
Apple, Inc.	696,178	174,336,895
Applied Materials, Inc.	37,870	6,158,798
Arista Networks, Inc. (a)	47,488	5,248,849
Autodesk, Inc. (a)	9,929	2,934,715
Broadcom, Inc.	215,166	49,884,085
Cadence Design Systems, Inc. (a)	12,620	3,791,805
CDW Corp.	6,156	1,071,390
Cisco Systems, Inc.	183,299	10,851,301
Cognizant Technology Solutions Corp. Class A	22,833	1,755,858
Corning, Inc.	35,494	1,686,675
Crowdstrike Holdings, Inc. Class A (a)	10,733	3,672,403
Dell Technologies, Inc. Class C	14,125	1,627,765
Enphase Energy, Inc. (a)	6,240	428,563
EPAM Systems, Inc. (a)	2,640	617,285
F5, Inc. (a)	2,686	675,448
Fair Isaac Corp. (a)	1,114	2,217,896
First Solar, Inc. (a)	4,933	869,392
Fortinet, Inc. (a)	29,259	2,764,390
Gartner, Inc. (a)	3,551	1,720,353
Gen Digital, Inc.	24,962	683,460
GoDaddy, Inc. Class A (a)	6,497	1,282,313

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hewlett Packard Enterprise Co.	59,900	$1,278,865
HP, Inc.	43,895	1,432,294
Intel Corp.	198,356	3,977,038
International Business Machines Corp.	42,605	9,365,857
Intuit, Inc.	12,883	8,096,966
Jabil, Inc.	5,228	752,309
Juniper Networks, Inc.	15,338	574,408
Keysight Technologies, Inc. (a)	8,043	1,291,947
KLA Corp.	6,135	3,865,786
Lam Research Corp.	59,045	4,264,820
Microchip Technology, Inc.	24,711	1,417,176
Micron Technology, Inc.	51,100	4,300,576
Microsoft Corp.	342,441	144,338,881
Monolithic Power Systems, Inc.	2,247	1,329,550
Motorola Solutions, Inc.	7,689	3,554,086
NetApp, Inc.	9,475	1,099,858
NVIDIA Corp.	1,129,826	151,724,334
NXP Semiconductors NV	11,737	2,439,535
ON Semiconductor Corp. (a)	19,738	1,244,481
Oracle Corp.	74,091	12,346,524
Palantir Technologies, Inc. Class A (a)	94,545	7,150,438
Palo Alto Networks, Inc. (a)	30,160	5,487,914
PTC, Inc. (a)	5,537	1,018,088
QUALCOMM, Inc.	51,061	7,843,991
Roper Technologies, Inc.	4,940	2,568,059
Salesforce, Inc.	44,051	14,727,571
Seagate Technology Holdings PLC	9,679	835,394
ServiceNow, Inc. (a)	9,494	10,064,779
Skyworks Solutions, Inc.	7,398	656,055
Super Micro Computer, Inc. (a)	23,320	710,794
Synopsys, Inc. (a)	7,061	3,427,127
TE Connectivity PLC	13,666	1,953,828
Teledyne Technologies, Inc. (a)	2,156	1,000,664
Teradyne, Inc.	7,518	946,667
Texas Instruments, Inc.	42,076	7,889,671
Trimble, Inc. (a)	11,341	801,355
Tyler Technologies, Inc. (a)	1,967	1,134,251
VeriSign, Inc. (a)	3,866	800,107
Western Digital Corp. (a)	15,666	934,164
Workday, Inc. Class A (a)	9,771	2,521,211
Zebra Technologies Corp. Class A (a)	2,378	918,431
		745,256,167
Materials — 1.9%
Air Products & Chemicals, Inc.	10,246	2,971,750
Albemarle Corp. (b)	5,416	466,209
Amcor PLC	66,600	626,706
Avery Dennison Corp.	3,711	694,439
Ball Corp.	13,989	771,214
Celanese Corp.	5,034	348,403
CF Industries Holdings, Inc.	7,824	667,544
Corteva, Inc.	31,912	1,817,708
Dow, Inc.	32,205	1,292,387
DuPont de Nemours, Inc.	19,242	1,467,203
Eastman Chemical Co.	5,386	491,850
Ecolab, Inc.	11,673	2,735,217
FMC Corp.	5,761	280,042
Freeport-McMoRan, Inc.	66,189	2,520,477

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
International Flavors & Fragrances, Inc.	11,782	$996,168
International Paper Co.	16,011	861,712
Linde PLC (LIN US)	21,890	9,164,686
LyondellBasell Industries NV Class A	11,974	889,309
Martin Marietta Materials, Inc.	2,817	1,454,981
Mosaic Co.	14,656	360,244
Newmont Corp. (NEM US)	52,056	1,937,524
Nucor Corp.	10,923	1,274,823
Packaging Corp. of America	4,112	925,735
PPG Industries, Inc.	10,751	1,284,207
Sherwin-Williams Co.	10,697	3,636,231
Smurfit WestRock PLC	22,745	1,225,046
Steel Dynamics, Inc.	6,620	755,143
Vulcan Materials Co.	6,088	1,566,016
		43,482,974
Real Estate — 2.1%
Alexandria Real Estate Equities, Inc.	7,169	699,336
American Tower Corp.	21,524	3,947,717
AvalonBay Communities, Inc.	6,531	1,436,624
BXP, Inc.	6,691	497,543
Camden Property Trust	4,929	571,961
CBRE Group, Inc. Class A (a)	13,882	1,822,568
CoStar Group, Inc. (a)	18,887	1,352,120
Crown Castle, Inc.	20,042	1,819,012
Digital Realty Trust, Inc.	14,372	2,548,587
Equinix, Inc.	4,426	4,173,231
Equity Residential	15,715	1,127,708
Essex Property Trust, Inc.	2,958	844,331
Extra Space Storage, Inc.	9,754	1,459,198
Federal Realty Investment Trust	3,506	392,497
Healthpeak Properties, Inc.	32,402	656,788
Host Hotels & Resorts, Inc.	32,534	569,996
Invitation Homes, Inc.	26,244	839,021
Iron Mountain, Inc.	13,518	1,420,877
Kimco Realty Corp.	31,052	727,548
Mid-America Apartment Communities, Inc.	5,384	832,205
Prologis, Inc.	42,668	4,510,008
Public Storage	7,258	2,173,335
Realty Income Corp.	40,119	2,142,756
Regency Centers Corp.	7,519	555,880
SBA Communications Corp.	4,951	1,009,014
Simon Property Group, Inc.	14,122	2,431,950
UDR, Inc.	13,953	605,700
Ventas, Inc.	19,036	1,121,030
VICI Properties, Inc.	48,216	1,408,389
Welltower, Inc.	27,126	3,418,690
Weyerhaeuser Co.	33,501	943,053
		48,058,673
Utilities — 2.3%
AES Corp.	32,657	420,296
Alliant Energy Corp.	11,820	699,035
Ameren Corp.	12,296	1,096,065
American Electric Power Co., Inc.	24,522	2,261,664
American Water Works Co., Inc.	8,979	1,117,796
Atmos Energy Corp.	7,155	996,477

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CenterPoint Energy, Inc.	29,846	$947,013
CMS Energy Corp.	13,756	916,837
Consolidated Edison, Inc.	15,933	1,421,701
Constellation Energy Corp.	14,411	3,223,885
Dominion Energy, Inc.	38,712	2,085,028
DTE Energy Co.	9,510	1,148,332
Duke Energy Corp.	35,578	3,833,174
Edison International	17,796	1,420,833
Entergy Corp.	19,712	1,494,564
Evergy, Inc.	10,685	657,662
Eversource Energy	17,073	980,502
Exelon Corp.	46,154	1,737,236
FirstEnergy Corp.	23,604	938,967
NextEra Energy, Inc.	94,685	6,787,968
NiSource, Inc.	21,476	789,458
NRG Energy, Inc.	9,530	859,797
PG&E Corp.	100,755	2,033,236
Pinnacle West Capital Corp.	5,212	441,821
PPL Corp.	34,014	1,104,094
Public Service Enterprise Group, Inc.	22,961	1,939,975
Sempra	29,182	2,559,845
Southern Co.	50,390	4,148,105
Vistra Corp.	15,584	2,148,566
WEC Energy Group, Inc.	14,565	1,369,693
Xcel Energy, Inc.	26,288	1,774,966
		53,354,591

TOTAL COMMON STOCK (Cost $1,062,213,756)		2,293,642,225

TOTAL EQUITIES (Cost $1,062,213,756)		2,293,642,225

TOTAL LONG-TERM INVESTMENTS (Cost $1,062,213,756)		2,293,642,225

SHORT-TERM INVESTMENTS — 0.4%

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (c)	$8,966,570	8,966,570
U.S. Treasury Bills — 0.0%
U.S. Treasury Bills
4.278% 3/27/25 (d) (e)	100,000	99,022
4.286% 3/27/25 (d) (e)	45,000	44,560
4.297% 3/27/25 (d) (e)	20,000	19,804
4.379% 3/27/25 (d) (e)	65,000	64,364
4.390% 3/27/25 (d) (e)	20,000	19,804
4.439% 3/27/25 (d) (e)	5,000	4,951
4.443% 3/27/25 (d) (e)	65,000	64,364
4.448% 3/27/25 (d) (e)	25,000	24,756
4.450% 3/27/25 (d) (e)	15,000	14,853
4.455% 3/27/25 (d) (e)	55,000	54,462
4.468% 3/27/25 (d) (e)	15,000	14,853
4.476% 3/27/25 (d) (e)	5,000	4,951

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.496% 3/27/25 (d) (e)	$30,000	$29,707
4.526% 3/27/25 (d) (e)	40,000	39,609
4.534% 3/27/25 (d) (e)	20,000	19,804
6.521% 3/27/25 (d) (e)	60,000	59,413
		579,277

TOTAL SHORT-TERM INVESTMENTS (Cost $9,545,416)		9,545,847

TOTAL INVESTMENTS — 101.0% (Cost $1,071,759,172) (f)		2,303,188,072

Other Assets/(Liabilities) — (1.0)%		(22,924,266)

NET ASSETS — 100.0%		$2,280,263,806

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $985,500 or 0.04% of net assets. The Fund received $1,005,928 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $8,967,939. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $9,145,909.
(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	3/21/25	35	$10,702,946	$(315,383)

MassMutual Equity Opportunities Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.3%
Communication Services — 3.3%
Alphabet, Inc. Class A	63,981	$12,111,603
News Corp. Class A	139,900	3,852,846
News Corp. Class B	20,200	614,686
Walt Disney Co.	22,400	2,494,240
		19,073,375
Consumer Discretionary — 10.2%
Las Vegas Sands Corp.	70,400	3,615,744
McDonald's Corp.	73,474	21,299,378
NIKE, Inc. Class B	185,711	14,052,752
TJX Cos., Inc.	169,046	20,422,447
		59,390,321
Consumer Staples — 9.7%
Coca-Cola Co.	198,429	12,354,190
Kenvue, Inc.	294,000	6,276,900
Kimberly-Clark Corp.	37,000	4,848,480
PepsiCo, Inc.	78,318	11,909,035
Philip Morris International, Inc.	37,100	4,464,985
Procter & Gamble Co.	101,737	17,056,208
		56,909,798
Energy — 2.4%
ConocoPhillips	72,100	7,150,157
TotalEnergies SE	95,700	5,317,943
TotalEnergies SE Sponsored ADR	25,700	1,400,650
		13,868,750
Financials — 22.4%
American Express Co.	45,784	13,588,233
American International Group, Inc.	63,700	4,637,360
Charles Schwab Corp.	70,500	5,217,705
Chubb Ltd.	70,443	19,463,401
Fifth Third Bancorp	148,900	6,295,492
Marsh & McLennan Cos., Inc.	79,983	16,989,189
Mastercard, Inc. Class A	31,648	16,664,887
MetLife, Inc.	79,900	6,542,212
S&P Global, Inc.	35,187	17,524,182
US Bancorp	58,800	2,812,404
Visa, Inc. Class A	39,299	12,420,056
Wells Fargo & Co.	127,100	8,927,504
		131,082,625

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 11.9%
AbbVie, Inc.	6,300	$1,119,510
Becton Dickinson & Co.	23,900	5,422,193
Danaher Corp.	76,674	17,600,517
Elevance Health, Inc.	18,270	6,739,803
Johnson & Johnson	5,200	752,024
Sanofi SA ADR	97,200	4,687,956
Stryker Corp.	44,589	16,054,269
UnitedHealth Group, Inc.	20,175	10,205,726
Viatris, Inc.	190,300	2,369,235
Zimmer Biomet Holdings, Inc.	46,400	4,901,232
		69,852,465
Industrials — 13.0%
Boeing Co. (a)	22,005	3,894,885
Fortive Corp.	30,100	2,257,500
General Electric Co.	32,100	5,353,959
Honeywell International, Inc.	81,081	18,315,387
L3Harris Technologies, Inc.	22,000	4,626,160
Lockheed Martin Corp.	18,446	8,963,649
Norfolk Southern Corp.	10,700	2,511,290
Northrop Grumman Corp.	28,152	13,211,452
Rockwell Automation, Inc.	5,650	1,614,714
Stanley Black & Decker, Inc.	58,000	4,656,820
Union Pacific Corp.	31,316	7,141,301
United Parcel Service, Inc. Class B	27,400	3,455,140
		76,002,257
Information Technology — 17.6%
Accenture PLC Class A	57,643	20,278,231
Apple, Inc.	69,605	17,430,484
Intuit, Inc.	26,212	16,474,242
Microsoft Corp.	53,391	22,504,306
QUALCOMM, Inc.	44,200	6,790,004
Samsung Electronics Co. Ltd.	52,000	1,876,606
Texas Instruments, Inc.	93,701	17,569,875
		102,923,748
Materials — 4.5%
CF Industries Holdings, Inc.	46,000	3,924,720
International Paper Co.	76,800	4,133,376
Linde PLC (LIN US)	43,751	18,317,231
		26,375,327
Real Estate — 1.3%
Equity Residential	57,600	4,133,376
Weyerhaeuser Co.	128,500	3,617,275
		7,750,651
Utilities — 2.0%
Ameren Corp.	66,500	5,927,810

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Southern Co.	69,800	$5,745,936
		11,673,746

TOTAL COMMON STOCK (Cost $469,913,824)		574,903,063

PREFERRED STOCK — 0.2%
Consumer Discretionary — 0.2%
Volkswagen AG 10.166%
	11,900	1,097,906

TOTAL PREFERRED STOCK (Cost $1,696,817)		1,097,906

TOTAL EQUITIES (Cost $471,610,641)		576,000,969

TOTAL LONG-TERM INVESTMENTS (Cost $471,610,641)		576,000,969

SHORT-TERM INVESTMENTS — 1.1%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 2.481% (b)	175	175

	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (c)	$6,242,321	6,242,321

TOTAL SHORT-TERM INVESTMENTS (Cost $6,242,496)		6,242,496

TOTAL INVESTMENTS — 99.6% (Cost $477,853,137) (d)		582,243,465

Other Assets/(Liabilities) — 0.4%		2,404,440

NET ASSETS — 100.0%		$584,647,905

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day net yield as of December 31, 2024.
(c)	Maturity value of $6,243,275. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $6,367,215.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Blue Chip Growth Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.0%
Communication Services — 18.7%
Alphabet, Inc. Class A	528,614	$100,066,630
Alphabet, Inc. Class C	510,873	97,290,654
Meta Platforms, Inc. Class A	289,957	169,772,723
Netflix, Inc. (a)	120,970	107,822,980
Sea Ltd. ADR (a)	50,046	5,309,881
T-Mobile US, Inc.	70,517	15,565,218
Walt Disney Co.	303,191	33,760,318
		529,588,404
Consumer Discretionary — 18.1%
Alibaba Group Holding Ltd. Sponsored ADR	98,800	8,377,252
Amazon.com, Inc. (a)	991,817	217,594,732
Booking Holdings, Inc.	3,005	14,930,102
Carvana Co. (a)	131,914	26,826,031
Chipotle Mexican Grill, Inc. (a)	233,870	14,102,361
DoorDash, Inc., Class A (a)	35,529	5,959,990
Lululemon Athletica, Inc. (a)	7,409	2,833,276
NIKE, Inc. Class B	150,166	11,363,061
Ross Stores, Inc.	47,598	7,200,149
Starbucks Corp.	201,193	18,358,861
Tesla, Inc. (a)	403,991	163,147,725
TJX Cos., Inc.	54,517	6,586,199
Yum China Holdings, Inc.	96,602	4,653,318
Yum! Brands, Inc.	82,553	11,075,311
		513,008,368
Consumer Staples — 1.5%
Colgate-Palmolive Co.	58,243	5,294,871
Dollar General Corp.	5,933	449,840
Mondelez International, Inc. Class A	41,278	2,465,535
Monster Beverage Corp. (a)	539,744	28,368,945
Procter & Gamble Co.	26,164	4,386,394
		40,965,585
Energy — 0.1%
Schlumberger NV	78,694	3,017,128
Financials — 8.9%
Adyen NV ADR (a) (b)	182,316	2,672,753
Block, Inc. (a)	151,538	12,879,215
Charles Schwab Corp.	65,160	4,822,492
Chubb Ltd.	53,795	14,863,559
FactSet Research Systems, Inc.	31,433	15,096,641
Fiserv, Inc. (a)	18,062	3,710,296
Goldman Sachs Group, Inc.	12,123	6,941,872

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	29,932	$6,357,856
Mastercard, Inc. Class A	69,581	36,639,267
Morgan Stanley	57,691	7,252,913
MSCI, Inc.	604	362,406
PayPal Holdings, Inc. (a)	137,538	11,738,868
S&P Global, Inc.	12,704	6,326,973
SEI Investments Co.	179,055	14,768,456
Visa, Inc. Class A	341,181	107,826,843
		252,260,410
Health Care — 9.7%
AstraZeneca PLC Sponsored ADR	12,552	822,407
Danaher Corp.	44,974	10,323,782
Elevance Health, Inc.	9,731	3,589,766
Eli Lilly & Co.	59,729	46,110,788
Humana, Inc.	14,706	3,731,059
Illumina, Inc. (a)	88,647	11,845,899
Intuitive Surgical, Inc. (a)	84,211	43,954,774
Novartis AG Sponsored ADR (b)	119,305	11,609,569
Novo Nordisk AS Sponsored ADR	252,710	21,738,114
Regeneron Pharmaceuticals, Inc. (a)	33,279	23,705,630
Roche Holding AG Sponsored ADR (b)	271,396	9,466,292
Stryker Corp.	22,022	7,929,021
Thermo Fisher Scientific, Inc.	46,661	24,274,452
UnitedHealth Group, Inc.	41,536	21,011,401
Vertex Pharmaceuticals, Inc. (a)	80,977	32,609,438
Zoetis, Inc.	1,542	251,238
		272,973,630
Industrials — 3.6%
Boeing Co. (a)	311,411	55,119,747
Cintas Corp.	16,800	3,069,360
Deere & Co.	14,711	6,233,051
Expeditors International of Washington, Inc.	119,296	13,214,418
GE Vernova, Inc.	12,169	4,002,749
General Electric Co.	60,131	10,029,249
Old Dominion Freight Line, Inc.	22,649	3,995,284
TransDigm Group, Inc.	3,156	3,999,536
Veralto Corp.	10,539	1,073,397
		100,736,791
Information Technology — 36.6%
Advanced Micro Devices, Inc. (a)	5,683	686,450
Apple, Inc.	558,352	139,822,508
ASML Holding NV	17,672	12,248,110
Atlassian Corp. Class A (a)	3,742	910,728
Autodesk, Inc. (a)	120,307	35,559,140
Bill Holdings, Inc. (a)	30,745	2,604,409
Broadcom, Inc.	126,165	29,250,094
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $2,302,739) (a) (c) (d) (e)	1,351	1,788,008
Confluent, Inc. Class A (a)	44,991	1,257,948
Crowdstrike Holdings, Inc. Class A (a)	11,722	4,010,800
Datadog, Inc. Class A (a)	18,320	2,617,745
Fortinet, Inc. (a)	3,128	295,533
Gusto, Inc. (Acquired 10/04/21, Cost $765,943) (a) (c) (d) (e)	26,606	494,606
Intuit, Inc.	15,635	9,826,597

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lam Research Corp.	8,200	$592,286
Microsoft Corp.	550,873	232,192,969
MongoDB, Inc. (a)	5,860	1,364,267
Monolithic Power Systems, Inc.	10,529	6,230,009
NVIDIA Corp.	2,300,812	308,976,043
Oracle Corp.	361,637	60,263,190
QUALCOMM, Inc.	115,490	17,741,574
Roper Technologies, Inc.	15,242	7,923,554
Salesforce, Inc.	120,778	40,379,709
ServiceNow, Inc. (a)	34,093	36,142,671
Shopify, Inc. Class A (a)	402,682	42,817,177
Snowflake, Inc. Class A (a)	1,644	253,850
Synopsys, Inc. (a)	25,925	12,582,958
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	36,911	7,289,553
TE Connectivity PLC	40,098	5,732,811
Texas Instruments, Inc.	12,055	2,260,433
Workday, Inc. Class A (a)	41,914	10,815,069
		1,034,930,799
Materials — 0.4%
Linde PLC (LIN US)	13,031	5,455,689
Sherwin-Williams Co.	16,899	5,744,477
		11,200,166
Utilities — 0.4%
Constellation Energy Corp.	48,611	10,874,767

TOTAL COMMON STOCK (Cost $1,420,311,626)		2,769,556,048

PREFERRED STOCK — 0.2%
Information Technology — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $144,893) (a) (c) (d) (e)	85	112,495
Canva, Inc., Series A-3 (Acquired 11/04/21-12/17/21, Cost $17,043) (a) (c) (d) (e)	10	13,235
Databricks, Inc., Series G (Acquired 2/01/21, Cost $815,183) (a) (c) (d) (e)	13,788	1,275,390
Databricks, Inc., Series H (Acquired 8/31/21, Cost $2,202,319) (a) (c) (d) (e)	29,970	2,772,225
Gusto, Inc., Series E (Acquired 7/13/21, Cost $1,117,484) (a) (c) (d) (e)	36,765	683,461
		4,856,806

TOTAL PREFERRED STOCK (Cost $4,296,923)		4,856,806

TOTAL EQUITIES (Cost $1,424,608,549)		2,774,412,854

	Principal Amount
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Retail — 0.1%
Carvana Co.
9.000% 12/01/28 (f)	$739,802	789,934
13.000% 6/01/30 (f)	1,302,922	1,430,546

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
14.000% 6/01/31 (f)	$1,555,976	$1,865,557
		4,086,037

TOTAL CORPORATE DEBT (Cost $3,977,369)		4,086,037

TOTAL BONDS & NOTES (Cost $3,977,369)		4,086,037

	Number of Shares
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 1000 Growth ETF	14,604	5,864,674
SPDR S&P 500 ETF Trust	45,583	26,715,285

TOTAL EXCHANGE-TRADED FUNDS (Cost $32,935,206)		32,579,959

TOTAL LONG-TERM INVESTMENTS (Cost $1,461,521,124)		2,811,078,850

SHORT-TERM INVESTMENTS — 0.3%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (g)	15,000	15,000
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 2.481% (h)	113	113

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (i)	$7,672,766	7,672,766

TOTAL SHORT-TERM INVESTMENTS (Cost $7,687,879)		7,687,879

TOTAL INVESTMENTS — 99.7% (Cost $1,469,209,003) (j)		2,818,766,729

Other Assets/(Liabilities) — 0.3%		8,268,267

NET ASSETS — 100.0%		$2,827,034,996

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $12,325,788 or 0.44% of net assets. The Fund received $12,576,455 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $7,139,420 or 0.25% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $7,139,420 or 0.25% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $4,086,037 or 0.14% of net assets.
(g)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(h)	Rate disclosed is the 7-day net yield as of December 31, 2024.
(i)	Maturity value of $7,673,938. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $7,826,441.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Mid Cap Value Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.0%
Communication Services — 5.7%
EchoStar Corp. Class A (a)	3,242	$74,242
Electronic Arts, Inc.	1,801	263,486
Fox Corp. Class B	1,264	57,815
IAC, Inc. (a)	5,800	250,212
Interpublic Group of Cos., Inc.	6,131	171,791
Iridium Communications, Inc.	2,351	68,226
Liberty Broadband Corp. Class C (a)	3,500	261,660
Liberty Global Ltd. Class A (a)	16,400	209,264
Match Group, Inc. (a)	9,000	294,390
New York Times Co. Class A	297	15,459
News Corp. Class A	8,700	239,598
Omnicom Group, Inc.	1,114	95,849
Pinterest, Inc. Class A (a)	614	17,806
Playtika Holding Corp.	1,080	7,495
ROBLOX Corp. Class A (a)	1,089	63,009
Roku, Inc. (a)	2,208	164,143
Sirius XM Holdings, Inc.	11,915	271,662
Trade Desk, Inc. Class A (a)	500	58,765
Warner Bros Discovery, Inc. (a)	25,617	270,772
		2,855,644
Consumer Discretionary — 5.3%
Aptiv PLC (a)	768	46,449
BorgWarner, Inc.	3,748	119,149
Carnival Corp. (a)	10,231	254,956
Coupang, Inc. (a)	2,906	63,874
Deckers Outdoor Corp. (a)	411	83,470
DR Horton, Inc.	1,434	200,502
DraftKings, Inc. Class A (a)	409	15,215
Duolingo, Inc. (a)	192	62,252
Etsy, Inc. (a)	804	42,524
Gap, Inc.	774	18,290
Garmin Ltd.	1,532	315,990
Grand Canyon Education, Inc. (a)	290	47,502
Hasbro, Inc.	362	20,239
LKQ Corp.	8,200	301,350
Mohawk Industries, Inc. (a)	1,053	125,444
Ralph Lauren Corp.	153	35,340
Ross Stores, Inc.	2,186	330,676
Skechers USA, Inc. Class A (a)	2,160	145,238
Tapestry, Inc.	4,555	297,578
Ulta Beauty, Inc. (a)	300	130,479
YETI Holdings, Inc. (a)	212	8,164
		2,664,681

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer Staples — 11.6%
Archer-Daniels-Midland Co.	7,700	$389,004
BellRing Brands, Inc. (a)	2,679	201,836
Coca-Cola Consolidated, Inc.	127	160,019
Conagra Brands, Inc.	21,091	585,275
Dollar General Corp.	1,800	136,476
Dollar Tree, Inc. (a)	5,221	391,262
Estee Lauder Cos., Inc. Class A	1,726	129,415
General Mills, Inc.	3,334	212,609
Heineken NV	2,052	145,701
Ingredion, Inc.	144	19,809
Kenvue, Inc.	8,537	182,265
Kimberly-Clark Corp.	1,923	251,990
Koninklijke Ahold Delhaize NV	7,930	258,619
Kraft Heinz Co.	14,000	429,940
Kroger Co.	5,710	349,167
Lamb Weston Holdings, Inc.	2,000	133,660
Maplebear, Inc. (a)	316	13,089
Molson Coors Beverage Co. Class B	3,500	200,620
Performance Food Group Co. (a)	2,822	238,600
Pernod Ricard SA	1,549	173,244
Post Holdings, Inc. (a)	2,900	331,934
Reckitt Benckiser Group PLC	1,609	97,197
Tyson Foods, Inc. Class A	5,200	298,688
US Foods Holding Corp (a)	3,344	225,586
Walgreens Boots Alliance, Inc.	31,300	292,029
		5,848,034
Energy — 4.9%
Baker Hughes Co.	4,359	178,806
Cheniere Energy, Inc.	240	51,569
Coterra Energy, Inc.	5,636	143,943
Enterprise Products Partners LP (b)	10,967	343,925
EQT Corp.	2,942	135,656
Halliburton Co.	10,300	280,057
HF Sinclair Corp.	8,822	309,211
Kinder Morgan, Inc.	12,000	328,800
Noble Corp. PLC	4,500	141,300
Occidental Petroleum Corp.	3,533	174,566
Ovintiv, Inc.	1,583	64,111
Targa Resources Corp.	266	47,481
TechnipFMC PLC	8,168	236,382
Weatherford International PLC	273	19,555
		2,455,362
Financials — 15.9%
AllianceBernstein Holding LP (b)	2,089	77,481
Allstate Corp.	3,017	581,647
Ally Financial, Inc.	7,438	267,842
Axis Capital Holdings Ltd.	356	31,549
Bank of New York Mellon Corp.	3,032	232,949
BOK Financial Corp.	290	30,870
Cboe Global Markets, Inc.	1,314	256,756
Coinbase Global, Inc. Class A (a)	63	15,643
Commerce Bancshares, Inc.	3,728	232,292
Corpay, Inc. (a)	1,152	389,860

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Edenred SE	2,623	$85,687
Everest Group Ltd.	67	24,285
Fidelity National Financial, Inc.	5,800	325,612
First Citizens BancShares, Inc. Class A	194	409,926
First Hawaiian, Inc.	3,644	94,562
First Horizon Corp.	12,823	258,255
Global Payments, Inc.	3,000	336,180
Globe Life, Inc.	331	36,913
Hanover Insurance Group, Inc.	1,141	176,467
Hartford Financial Services Group, Inc.	2,830	309,602
Interactive Brokers Group, Inc. Class A	1,680	296,806
LPL Financial Holdings, Inc.	252	82,280
Markel Group, Inc. (a)	200	345,246
Morningstar, Inc.	198	66,678
MSCI, Inc.	519	311,405
Northern Trust Corp.	2,763	283,207
PNC Financial Services Group, Inc.	382	73,669
Reinsurance Group of America, Inc.	1,597	341,167
State Street Corp.	3,045	298,867
Synchrony Financial	987	64,155
T. Rowe Price Group, Inc.	1,841	208,199
Truist Financial Corp.	6,922	300,276
Unum Group	696	50,829
US Bancorp	6,396	305,921
Virtu Financial, Inc. Class A	697	24,869
Webster Financial Corp.	2,426	133,964
Westamerica BanCorp	1,735	91,018
Willis Towers Watson PLC	1,648	516,219
Zions Bancorp NA	1,080	58,590
		8,027,743
Health Care — 13.9%
Alnylam Pharmaceuticals, Inc. (a)	26	6,118
Baxter International, Inc.	13,887	404,945
Becton Dickinson & Co.	1,181	267,933
Bio-Rad Laboratories, Inc. Class A (a)	1,095	359,718
Cardinal Health, Inc.	1,615	191,006
Cencora, Inc.	578	129,865
Centene Corp. (a)	10,772	652,568
DENTSPLY SIRONA, Inc.	4,220	80,096
Elanco Animal Health, Inc. (a)	6,952	84,189
Encompass Health Corp.	1,967	181,652
Envista Holdings Corp. (a)	6,157	118,769
GE HealthCare Technologies, Inc. (a)	2,172	169,807
Henry Schein, Inc. (a)	8,575	593,390
Hologic, Inc. (a)	1,854	133,655
ICON PLC (a)	373	78,222
Illumina, Inc. (a)	604	80,713
Incyte Corp. (a)	1,368	94,488
IQVIA Holdings, Inc. (a)	789	155,046
Jazz Pharmaceuticals PLC (a)	3,735	459,965
Koninklijke Philips NV (a) (c)	5,285	133,816
Labcorp Holdings, Inc.	1,765	404,750
Medpace Holdings, Inc. (a)	196	65,117
Medtronic PLC	1,953	156,006
Mettler-Toledo International, Inc. (a)	50	61,184
Perrigo Co. PLC	12,500	321,375
QIAGEN NV	702	31,260

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Quest Diagnostics, Inc.	1,537	$231,872
Solventum Corp. (a)	790	52,187
Teleflex, Inc.	190	33,816
Universal Health Services, Inc. Class B	1,041	186,776
Veeva Systems, Inc. Class A (a)	295	62,024
Viatris, Inc.	22,400	278,880
Zimmer Biomet Holdings, Inc.	7,086	748,494
		7,009,702
Industrials — 14.0%
ABM Industries, Inc.	1,783	91,254
Allison Transmission Holdings, Inc.	992	107,196
Amentum Holdings, Inc. (a)	11,277	237,155
Beacon Roofing Supply, Inc. (a)	2,157	219,108
Broadridge Financial Solutions, Inc.	38	8,591
Bunzl PLC	3,934	161,956
Clarivate PLC (a) (c)	45,150	229,362
CNH Industrial NV	14,000	158,620
Comfort Systems USA, Inc.	58	24,595
CSX Corp.	4,699	151,637
Cummins, Inc.	390	135,954
Curtiss-Wright Corp.	758	268,991
Delta Air Lines, Inc.	1,179	71,330
Donaldson Co., Inc.	625	42,094
Dover Corp.	364	68,286
EMCOR Group, Inc.	395	179,291
Emerson Electric Co.	1,391	172,387
Everus Construction Group, Inc. (a)	333	21,895
Ferguson Enterprises, Inc.	1,700	295,069
Flowserve Corp.	919	52,861
Fortive Corp.	4,072	305,400
Generac Holdings, Inc. (a)	62	9,613
Howmet Aerospace, Inc.	3,136	342,984
Huntington Ingalls Industries, Inc.	2,033	384,176
ITT, Inc.	1,091	155,882
Jacobs Solutions, Inc.	1,200	160,344
Kirby Corp. (a)	972	102,838
L3Harris Technologies, Inc.	791	166,331
Leidos Holdings, Inc.	1,960	282,358
MSA Safety, Inc.	92	15,251
MSC Industrial Direct Co., Inc. Class A	3,019	225,489
Norfolk Southern Corp.	1,204	282,579
Oshkosh Corp.	2,359	224,270
Parker-Hannifin Corp.	98	62,331
Pentair PLC	1,758	176,925
Republic Services, Inc.	343	69,005
Southwest Airlines Co.	6,401	215,202
SS&C Technologies Holdings, Inc.	1,300	98,514
Timken Co.	1,236	88,213
Trane Technologies PLC	207	76,455
United Airlines Holdings, Inc. (a)	1,318	127,978
Veralto Corp.	442	45,018
Verisk Analytics, Inc.	244	67,205
Vertiv Holdings Co. Class A	527	59,872
Vinci SA	1,877	192,637
Weir Group PLC	3,289	89,553
WESCO International, Inc.	700	126,672

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Woodward, Inc.	1,184	$197,041
		7,047,768
Information Technology — 6.0%
Amdocs Ltd.	2,596	221,023
Amkor Technology, Inc.	1,172	30,109
Appfolio, Inc. Class A (a)	76	18,751
AppLovin Corp. Class A (a)	119	38,536
Cirrus Logic, Inc. (a)	1,290	128,458
Cognizant Technology Solutions Corp. Class A	2,811	216,166
Datadog, Inc. Class A (a)	429	61,300
DocuSign, Inc. (a)	633	56,932
EPAM Systems, Inc. (a)	107	25,019
F5, Inc. (a)	562	141,326
GoDaddy, Inc. Class A (a)	39	7,697
Hewlett Packard Enterprise Co.	13,873	296,188
HP, Inc.	6,349	207,168
HubSpot, Inc. (a)	33	22,993
MicroStrategy, Inc. Class A (a) (c)	135	39,099
Monolithic Power Systems, Inc.	61	36,094
NetApp, Inc.	432	50,146
ON Semiconductor Corp. (a)	2,078	131,018
Pegasystems, Inc.	854	79,593
Pure Storage, Inc. Class A (a)	741	45,520
TD SYNNEX Corp.	1,600	187,648
TE Connectivity PLC	996	142,398
Twilio, Inc. Class A (a)	2,577	278,522
UiPath, Inc. Class A (a)	1,185	15,061
Vontier Corp.	7,159	261,089
Zoom Communications, Inc. (a)	3,480	284,003
		3,021,857
Materials — 4.2%
Akzo Nobel NV	2,154	129,335
Axalta Coating Systems Ltd. (a)	537	18,376
Commercial Metals Co.	6,200	307,520
Crown Holdings, Inc.	4,042	334,233
Graphic Packaging Holding Co.	16,925	459,683
Louisiana-Pacific Corp.	380	39,349
LyondellBasell Industries NV Class A	3,033	225,261
Mosaic Co.	13,400	329,372
NewMarket Corp.	12	6,340
Packaging Corp. of America	288	64,837
PPG Industries, Inc.	813	97,113
Reliance, Inc.	322	86,702
		2,098,121
Real Estate — 7.2%
Agree Realty Corp.	1,939	136,603
American Tower Corp.	626	114,815
AvalonBay Communities, Inc.	1,463	321,816
Brixmor Property Group, Inc.	1,151	32,044
Camden Property Trust	1,841	213,630
Cousins Properties, Inc.	431	13,206
Crown Castle, Inc.	986	89,489
CubeSmart	402	17,226

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equity LifeStyle Properties, Inc.	1,564	$104,162
Equity Residential	7,295	523,489
Essex Property Trust, Inc.	353	100,760
Gaming & Leisure Properties, Inc.	6,600	317,856
Healthpeak Properties, Inc.	6,124	124,133
Host Hotels & Resorts, Inc.	1,316	23,056
JBG SMITH Properties	11,071	170,161
Mid-America Apartment Communities, Inc.	424	65,538
Public Storage	562	168,285
Realty Income Corp.	4,951	264,433
Regency Centers Corp.	1,793	132,557
SBA Communications Corp.	315	64,197
Simon Property Group, Inc.	2,006	345,453
Ventas, Inc.	2,629	154,822
VICI Properties, Inc.	4,769	139,303
		3,637,034
Utilities — 10.3%
Dominion Energy, Inc.	9,200	495,512
DTE Energy Co.	392	47,334
Duke Energy Corp.	925	99,660
Edison International	4,327	345,468
Entergy Corp.	4,142	314,046
Evergy, Inc.	11,450	704,747
Eversource Energy	7,614	437,272
Exelon Corp.	8,771	330,140
MDU Resources Group, Inc.	1,010	18,200
National Fuel Gas Co.	5,200	315,536
NiSource, Inc.	11,000	404,360
Northwestern Energy Group, Inc.	4,934	263,772
OGE Energy Corp.	7,719	318,409
ONE Gas, Inc.	2,290	158,583
PG&E Corp.	16,228	327,481
Spire, Inc.	2,842	192,773
UGI Corp.	390	11,010
WEC Energy Group, Inc.	1,586	149,147
Xcel Energy, Inc.	3,606	243,477
		5,176,927

TOTAL COMMON STOCK (Cost $47,032,313)		49,842,873

PREFERRED STOCK — 0.3%
Consumer Staples — 0.3%
Henkel AG & Co. KGaA 2.193%
	1,429	125,437

TOTAL PREFERRED STOCK (Cost $102,207)		125,437

TOTAL EQUITIES (Cost $47,134,520)		49,968,310

TOTAL LONG-TERM INVESTMENTS (Cost $47,134,520)		49,968,310

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (d)	394	$394

	Principal Amount
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (e)	$1,427,917	1,427,917

TOTAL SHORT-TERM INVESTMENTS (Cost $1,428,311)		1,428,311

TOTAL INVESTMENTS — 102.1% (Cost $48,562,831) (f)		51,396,621

Other Assets/(Liabilities) — (2.1)%		(1,045,191)

NET ASSETS — 100.0%		$50,351,430

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $385,096 or 0.76% of net assets. The Fund received $393,850 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(e)	Maturity value of $1,428,135. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,456,522.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/28/25	GBP	6,603	USD	8,385	$(124)
Bank of America N.A.	3/28/25	USD	237,206	EUR	224,957	3,302
Bank of America N.A.	3/28/25	USD	156,828	GBP	123,869	1,854
Goldman Sachs & Co.	3/28/25	USD	148,630	GBP	117,446	1,693
Goldman Sachs & Co.	3/28/25	USD	237,026	EUR	224,957	3,122
JP Morgan Chase Bank N.A.	3/28/25	USD	236,924	EUR	224,957	3,019
UBS AG	3/28/25	USD	237,049	EUR	224,957	3,144
						$16,010

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Small Cap Value Equity Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Consumer Discretionary — 10.1%
American Axle & Manufacturing Holdings, Inc. (a)	43,974	$256,369
Aramark	8,393	313,143
Bath & Body Works, Inc.	8,891	344,704
Century Communities, Inc.	1,653	121,264
Dave & Buster's Entertainment, Inc. (a) (b)	10,710	312,625
Five Below, Inc. (a)	2,031	213,174
Gentherm, Inc. (a)	7,126	284,506
Goodyear Tire & Rubber Co. (a)	26,382	237,438
Krispy Kreme, Inc.	8,704	86,431
LKQ Corp.	5,573	204,808
Monro, Inc.	6,168	152,966
Oxford Industries, Inc.	3,562	280,614
Patrick Industries, Inc.	2,009	166,908
Sonos, Inc. (a)	17,135	257,710
Tri Pointe Homes, Inc. (a)	4,551	165,019
Visteon Corp. (a)	2,788	247,351
Wyndham Hotels & Resorts, Inc.	2,166	218,311
		3,863,341
Consumer Staples — 5.1%
Darling Ingredients, Inc. (a)	12,373	416,846
Hain Celestial Group, Inc. (a)	49,044	301,621
Post Holdings, Inc. (a)	2,348	268,752
Spectrum Brands Holdings, Inc.	3,583	302,728
SunOpta, Inc. (a)	37,921	291,992
US Foods Holding Corp (a)	5,623	379,327
		1,961,266
Energy — 4.3%
Antero Resources Corp. (a)	9,423	330,276
Atlas Energy Solutions, Inc. (b)	22,432	497,542
Chord Energy Corp.	1,902	222,382
Expand Energy Corp. (b)	3,453	343,746
Sitio Royalties Corp. Class A	12,767	244,871
		1,638,817
Financials — 19.3%
Assured Guaranty Ltd.	3,236	291,272
Banc of California, Inc.	15,463	239,058
Bank OZK	7,685	342,213
Bread Financial Holdings, Inc.	4,943	301,820
Burford Capital Ltd.	29,269	373,180
Cadence Bank	7,047	242,769
Columbia Banking System, Inc.	17,499	472,648

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Everest Group Ltd.	744	$269,670
Fidelis Insurance Holdings Ltd.	13,897	251,953
Hancock Whitney Corp.	5,023	274,859
Kemper Corp.	3,661	243,237
Live Oak Bancshares, Inc.	11,984	473,967
OFG Bancorp	12,023	508,813
ProAssurance Corp. (a)	12,105	192,590
Reinsurance Group of America, Inc.	1,032	220,466
Seacoast Banking Corp. of Florida	9,826	270,510
Stifel Financial Corp.	2,325	246,636
Synovus Financial Corp.	5,543	283,968
Texas Capital Bancshares, Inc. (a)	8,185	640,067
Triumph Financial, Inc. (a)	6,616	601,262
Webster Financial Corp.	6,467	357,108
White Mountains Insurance Group Ltd.	149	289,814
		7,387,880
Health Care — 2.6%
Acadia Healthcare Co., Inc. (a)	5,618	222,754
Haemonetics Corp. (a)	4,214	329,029
ICON PLC (a)	1,084	227,326
ICU Medical, Inc. (a)	1,060	164,480
ModivCare, Inc. (a) (b)	5,141	60,869
		1,004,458
Industrials — 25.2%
Air Lease Corp.	7,841	378,015
Alamo Group, Inc.	1,029	191,301
American Woodmark Corp. (a)	2,775	220,696
Brady Corp. Class A	4,143	305,960
Columbus McKinnon Corp.	12,151	452,503
DNOW, Inc. (a)	27,692	360,273
Enerpac Tool Group Corp.	17,365	713,528
Enviri Corp. (a)	39,927	307,438
Fortune Brands Innovations, Inc.	4,521	308,920
Gibraltar Industries, Inc. (a)	8,933	526,154
Greenbrier Cos., Inc.	11,551	704,495
Helios Technologies, Inc.	7,528	336,050
Huron Consulting Group, Inc. (a)	2,360	293,254
Interface, Inc.	21,643	527,007
Janus International Group, Inc. (a)	24,125	177,319
John Bean Technologies Corp.	2,676	340,120
Kennametal, Inc.	21,835	524,477
Kirby Corp. (a)	5,377	568,887
Knight-Swift Transportation Holdings, Inc.	3,443	182,617
Maximus, Inc.	1,108	82,712
Middleby Corp. (a)	2,432	329,414
Ryder System, Inc.	1,881	295,054
Science Applications International Corp.	1,752	195,838
Standex International Corp.	1,881	351,728
Verra Mobility Corp. (a)	7,435	179,778
Vestis Corp.	20,358	310,256
WillScot Holdings Corp. (a)	14,392	481,412
		9,645,206

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 15.5%
Amdocs Ltd.	3,164	$269,383
Amkor Technology, Inc.	10,260	263,579
Belden, Inc.	2,391	269,250
Ciena Corp. (a)	9,234	783,136
Coherent Corp. (a)	11,265	1,067,133
Diodes, Inc. (a)	6,319	389,693
ePlus, Inc. (a)	2,990	220,901
Extreme Networks, Inc. (a)	19,290	322,915
Ingram Micro Holding Corp. (a)	2,279	44,190
Knowles Corp. (a)	25,846	515,111
Lumentum Holdings, Inc. (a)	8,665	727,427
Progress Software Corp.	4,827	314,479
Tower Semiconductor Ltd. (a)	14,689	756,630
		5,943,827
Materials — 7.7%
ATI, Inc. (a)	10,220	562,509
Axalta Coating Systems Ltd. (a)	11,015	376,933
Element Solutions, Inc.	12,038	306,126
Ferroglobe PLC	57,354	217,945
HB Fuller Co.	3,314	223,629
Kaiser Aluminum Corp.	6,186	434,690
Materion Corp.	3,703	366,153
Mativ Holdings, Inc.	9,173	99,986
TriMas Corp.	15,252	375,047
		2,963,018
Real Estate — 5.4%
DiamondRock Hospitality Co.	29,788	268,986
Independence Realty Trust, Inc.	15,305	303,651
Kimco Realty Corp.	13,842	324,318
LXP Industrial Trust	18,178	147,605
Macerich Co.	10,355	206,272
Phillips Edison & Co., Inc.	7,204	269,862
PotlatchDeltic Corp.	7,578	297,436
Sabra Health Care REIT, Inc.	13,766	238,427
		2,056,557
Utilities — 2.1%
IDACORP, Inc.	2,347	256,480
ONE Gas, Inc.	4,471	309,617
TXNM Energy, Inc.	5,197	255,536
		821,633

TOTAL COMMON STOCK (Cost $33,032,386)		37,286,003

TOTAL EQUITIES (Cost $33,032,386)		37,286,003

TOTAL LONG-TERM INVESTMENTS (Cost $33,032,386)		37,286,003

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (c)	29,484	$29,484

	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$437,606	437,606

TOTAL SHORT-TERM INVESTMENTS (Cost $467,090)		467,090

TOTAL INVESTMENTS — 98.5% (Cost $33,499,476) (e)		37,753,093

Other Assets/(Liabilities) — 1.5%		565,559

NET ASSETS — 100.0%		$38,318,652

Abbreviation Legend

REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $1,183,923 or 3.09% of net assets. The Fund received $1,168,304 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(d)	Maturity value of $437,673. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $446,495.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Company Value Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Communication Services — 2.0%
Cable One, Inc.	957	$346,549
Criteo SA Sponsored ADR (a)	24,287	960,794
Entravision Communications Corp. Class A	50,681	119,100
Nexstar Media Group, Inc.	6,433	1,016,221
Townsquare Media, Inc. Class A	2,947	26,788
		2,469,452
Consumer Discretionary — 14.1%
A-Mark Precious Metals, Inc.	6,288	172,291
Accel Entertainment, Inc. (a)	12,318	131,556
Adient PLC (a)	45,740	788,100
ADT, Inc.	149,876	1,035,643
AutoNation, Inc. (a)	6,613	1,123,152
Bloomin' Brands, Inc.	7,938	96,923
BorgWarner, Inc.	32,163	1,022,462
Boyd Gaming Corp.	5,804	421,022
BRP, Inc. (b)	5,950	302,677
Brunswick Corp.	6,115	395,518
Build-A-Bear Workshop, Inc.	26,552	1,222,454
Capri Holdings Ltd. (a)	4,123	86,830
Cavco Industries, Inc. (a)	133	59,349
Champion Homes, Inc. (a)	3,707	326,587
Dave & Buster's Entertainment, Inc. (a) (b)	3,205	93,554
Dine Brands Global, Inc.	13,295	400,180
Genesco, Inc. (a)	30,200	1,291,050
Group 1 Automotive, Inc.	3,486	1,469,279
Hanesbrands, Inc. (a)	164,300	1,337,402
KB Home	8,449	555,268
KinderCare Learning Cos., Inc. (a)	13,076	232,753
M/I Homes, Inc. (a)	1,238	164,592
MarineMax, Inc. (a)	10,706	309,939
Meritage Home Corp.	1,390	213,810
OneWater Marine, Inc. Class A (a) (b)	9,112	158,367
Patrick Industries, Inc.	1,975	164,083
Penske Automotive Group, Inc.	1,307	199,239
Solo Brands, Inc. Class A (a) (b)	27,471	31,317
Tapestry, Inc.	6,381	416,871
Taylor Morrison Home Corp. (a)	16,449	1,006,843
Topgolf Callaway Brands Corp. (a) (b)	86,114	676,856
Visteon Corp. (a)	5,249	465,691
Winnebago Industries, Inc.	21,471	1,025,884
		17,397,542
Consumer Staples — 2.1%
Edgewell Personal Care Co.	16,906	568,041

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nomad Foods Ltd.	78,367	$1,314,998
Spectrum Brands Holdings, Inc.	6,134	518,262
Turning Point Brands, Inc.	3,236	194,484
		2,595,785
Energy — 7.7%
Cactus, Inc. Class A	20,453	1,193,637
ChampionX Corp.	26,124	710,311
Chord Energy Corp.	4,379	511,993
Crescent Energy Co. Class A	43,980	642,548
Mach Natural Resources LP	11,544	198,326
Magnolia Oil & Gas Corp. Class A	73,331	1,714,479
Matador Resources Co.	22,867	1,286,497
NexGen Energy Ltd. (a) (b)	109,440	722,304
Northern Oil & Gas, Inc.	52,099	1,935,999
Permian Resources Corp.	28,952	416,330
TXO Partners LP	5,506	92,721
		9,425,145
Financials — 27.4%
1st Source Corp.	15,488	904,189
Ameris Bancorp	4,225	264,358
Associated Banc-Corp.	50,285	1,201,811
Atlantic Union Bankshares Corp.	5,242	198,567
Axis Capital Holdings Ltd.	11,756	1,041,817
Axos Financial, Inc. (a)	3,087	215,627
Banc of California, Inc.	13,541	209,344
Bank of Marin Bancorp	19,976	474,830
BankUnited, Inc.	31,539	1,203,844
Berkshire Hills Bancorp, Inc.	32,173	914,678
Bowhead Specialty Holdings, Inc. (a)	1,035	36,763
Carter Bankshares, Inc. (a)	7,185	126,384
Columbia Banking System, Inc.	24,894	672,387
Comerica, Inc.	11,810	730,448
Compass Diversified Holdings	27,465	633,892
CVB Financial Corp.	19,800	423,918
Euronet Worldwide, Inc. (a)	5,726	588,862
EVERTEC, Inc.	23,389	807,622
Federated Hermes, Inc.	28,016	1,151,738
Fidelis Insurance Holdings Ltd.	11,035	200,065
First BanCorp	73,503	1,366,421
First Bancorp/Southern Pines NC	25,040	1,101,009
First Hawaiian, Inc.	36,740	953,403
First Interstate BancSystem, Inc. Class A	9,540	309,764
First Merchants Corp.	4,477	178,588
FNB Corp.	56,222	830,961
Hamilton Insurance Group Ltd. Class B (a)	11,315	215,324
Hanover Insurance Group, Inc.	6,386	987,659
HarborOne Bancorp, Inc.	18,845	222,936
Heritage Financial Corp.	47,175	1,155,787
Home BancShares, Inc.	22,433	634,854
International Bancshares Corp.	2,731	172,490
NCR Atleos Corp. (a)	40,081	1,359,548
Nicolet Bankshares, Inc.	10,633	1,115,508
Old National Bancorp	48,767	1,058,488
Pacific Premier Bancorp, Inc.	51,945	1,294,469
Peoples Bancorp, Inc.	16,118	510,779

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Popular, Inc.	4,813	$452,711
Premier Financial Corp.	24,251	620,098
Provident Financial Services, Inc.	5,250	99,067
Repay Holdings Corp. (a)	21,626	165,006
SouthState Corp.	8,214	817,129
StoneX Group, Inc. (a)	1,906	186,731
Texas Capital Bancshares, Inc. (a)	16,080	1,257,456
TriCo Bancshares	22,222	971,101
UMB Financial Corp.	5,945	670,953
Walker & Dunlop, Inc.	10,460	1,016,817
Webster Financial Corp.	15,082	832,828
WSFS Financial Corp.	22,590	1,200,207
		33,759,236
Health Care — 2.9%
AMN Healthcare Services, Inc. (a)	11,671	279,170
Embecta Corp.	16,673	344,298
Enovis Corp. (a)	16,906	741,835
Envista Holdings Corp. (a)	14,883	287,093
Integra LifeSciences Holdings Corp. (a)	22,994	521,504
Patterson Cos., Inc.	5,869	181,117
Pediatrix Medical Group, Inc. (a)	94,390	1,238,397
		3,593,414
Industrials — 17.1%
ABM Industries, Inc.	23,039	1,179,136
ArcBest Corp.	10,257	957,183
Atmus Filtration Technologies, Inc.	5,569	218,194
Beacon Roofing Supply, Inc. (a)	6,431	653,261
Blue Bird Corp. (a) (b)	25,994	1,004,148
BrightView Holdings, Inc. (a)	69,259	1,107,451
Brink's Co.	7,854	728,616
Deluxe Corp.	8,429	190,411
DIRTT Environmental Solutions (a)	45,273	31,465
DXP Enterprises, Inc. (a)	3,349	276,694
First Advantage Corp. (a)	6,152	115,227
Fluor Corp. (a)	17,591	867,588
Franklin Covey Co. (a)	21,607	811,991
Gates Industrial Corp. PLC (a)	76,184	1,567,105
GMS, Inc. (a)	7,587	643,605
Great Lakes Dredge & Dock Corp. (a)	95,801	1,081,593
Hayward Holdings, Inc. (a)	65,263	997,871
Hillman Solutions Corp. (a)	101,750	991,045
IBEX Holdings Ltd. (a)	3,822	82,135
John Bean Technologies Corp.	10,679	1,357,301
Korn Ferry	3,797	256,108
Loomis AB	6,583	200,307
Luxfer Holdings PLC	2,059	26,952
MasTec, Inc. (a)	6,411	872,794
MillerKnoll, Inc.	48,599	1,097,851
NV5 Global, Inc. (a)	11,449	215,699
Proficient Auto Logistics, Inc. (a)	7,196	58,072
REV Group, Inc.	36,206	1,153,885
Science Applications International Corp.	1,664	186,002
Sensata Technologies Holding PLC	6,415	175,771
Tecnoglass, Inc.	9,365	742,832
Timken Co.	11,878	847,733

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Titan Machinery, Inc. (a) (b)	6,305	$89,090
TriNet Group, Inc.	1,538	139,604
Triumph Group, Inc. (a)	8,926	166,559
		21,091,279
Information Technology — 9.7%
ACI Worldwide, Inc. (a)	9,148	474,873
Amkor Technology, Inc.	40,700	1,045,583
Avnet, Inc.	8,149	426,356
Axcelis Technologies, Inc. (a)	5,592	390,713
Belden, Inc.	4,459	502,128
Calix, Inc. (a)	20,607	718,566
Extreme Networks, Inc. (a)	66,049	1,105,660
FormFactor, Inc. (a)	26,690	1,174,360
Grid Dynamics Holdings, Inc. (a)	50,366	1,120,140
Harmonic, Inc. (a)	72,758	962,588
Ichor Holdings Ltd. (a)	20,388	656,901
Ingram Micro Holding Corp. (a)	9,736	188,781
Kulicke & Soffa Industries, Inc.	8,531	398,056
Penguin Solutions, Inc. (a)	64,978	1,246,928
Synaptics, Inc. (a)	3,654	278,873
Teradata Corp. (a)	6,597	205,497
TTM Technologies, Inc. (a)	43,506	1,076,774
		11,972,777
Materials — 7.0%
AdvanSix, Inc.	33,821	963,560
Avient Corp.	21,423	875,344
Ecovyst, Inc. (a)	146,297	1,117,709
Element Solutions, Inc.	26,448	672,573
Graphic Packaging Holding Co.	31,208	847,609
Ingevity Corp. (a)	7,457	303,873
Methanex Corp.	22,408	1,119,055
Minerals Technologies, Inc.	4,155	316,653
O-I Glass, Inc. (a)	80,611	873,823
Pactiv Evergreen, Inc.	41,758	729,512
Silgan Holdings, Inc.	15,632	813,646
		8,633,357
Real Estate — 7.6%
Acadia Realty Trust (b)	49,879	1,205,077
American Healthcare REIT, Inc.	3,907	111,037
Americold Realty Trust, Inc.	15,495	331,593
Broadstone Net Lease, Inc.	41,815	663,186
COPT Defense Properties	40,410	1,250,689
EPR Properties	5,642	249,828
First Industrial Realty Trust, Inc.	16,808	842,585
Independence Realty Trust, Inc. (b)	67,820	1,345,549
National Storage Affiliates Trust	13,144	498,289
NETSTREIT Corp. (b)	31,085	439,853
Ryman Hospitality Properties, Inc.	9,871	1,029,940
STAG Industrial, Inc.	18,577	628,274
Terreno Realty Corp.	8,988	531,550
UMH Properties, Inc.	10,658	201,223
		9,328,673

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.1%
IDACORP, Inc.	10,386	$1,134,982
Portland General Electric Co.	8,860	386,473
Southwest Gas Holdings, Inc.	1,536	108,611
TXNM Energy, Inc.	19,083	938,311
		2,568,377

TOTAL COMMON STOCK (Cost $114,455,568)		122,835,037

TOTAL EQUITIES (Cost $114,455,568)		122,835,037

TOTAL LONG-TERM INVESTMENTS (Cost $114,455,568)		122,835,037

SHORT-TERM INVESTMENTS — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (c)	868,305	868,305

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$419,863	419,863

TOTAL SHORT-TERM INVESTMENTS (Cost $1,288,168)		1,288,168

TOTAL INVESTMENTS — 100.7% (Cost $115,743,736) (e)		124,123,205

Other Assets/(Liabilities) — (0.7)%		(920,869)

NET ASSETS — 100.0%		$123,202,336

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $4,845,088 or 3.93% of net assets. The Fund received $4,075,498 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(d)	Maturity value of $419,927. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $428,432.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	3/28/25	SEK	55,956	USD	5,147	$(66)
Citibank N.A.	3/28/25	USD	180,348	SEK	1,957,323	2,618
						$2,552

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MassMutual Mid Cap Growth Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.5%
Communication Services — 5.8%
Liberty Media Corp-Liberty Formula One Class C (a)	487,224	$45,146,176
Liberty Media Corp-Liberty Live Class C (a)	73,400	4,995,604
Match Group, Inc. (a) (b)	632,562	20,691,103
New York Times Co. Class A	408,200	21,246,810
Reddit, Inc. Class A (a)	168,376	27,519,373
Roku, Inc. (a)	124,900	9,285,066
Spotify Technology SA (a)	68,900	30,824,482
Trade Desk, Inc. Class A (a)	1,033,400	121,455,502
		281,164,116
Consumer Discretionary — 13.3%
Bath & Body Works, Inc.	503,264	19,511,545
Birkenstock Holding PLC (a)	245,358	13,901,984
BorgWarner, Inc.	278,515	8,853,992
Bright Horizons Family Solutions, Inc. (a)	338,110	37,479,493
Burlington Stores, Inc. (a)	209,790	59,802,737
Caesars Entertainment, Inc. (a) (b)	263,428	8,803,764
Chipotle Mexican Grill, Inc. (a)	120,399	7,260,060
Domino's Pizza, Inc.	169,988	71,354,163
DraftKings, Inc. Class A (a)	1,423,098	52,939,246
Duolingo, Inc. (a)	21,400	6,938,522
Five Below, Inc. (a)	214,926	22,558,633
Hilton Worldwide Holdings, Inc.	224,200	55,413,272
Lithia Motors, Inc.	34,588	12,362,789
Lululemon Athletica, Inc. (a)	16,100	6,156,801
Mattel, Inc. (a)	720,530	12,774,997
Mobileye Global, Inc. Class A (a) (b)	257,279	5,124,998
Modine Manufacturing Co. (a)	90,396	10,479,608
On Holding AG, Class A (a) (b)	351,450	19,248,917
Planet Fitness, Inc. Class A (a)	337,000	33,319,190
Ross Stores, Inc.	430,335	65,096,775
Skechers USA, Inc. Class A (a)	73,555	4,945,838
Texas Roadhouse, Inc.	21,400	3,861,202
TopBuild Corp. (a)	30,000	9,340,200
Tractor Supply Co.	206,995	10,983,155
Ulta Beauty, Inc. (a)	33,603	14,614,953
Viking Holdings Ltd. (a)	489,569	21,570,410
Yum! Brands, Inc.	355,959	47,755,459
		642,452,703
Consumer Staples — 3.4%
Boston Beer Co., Inc. Class A (a)	20,800	6,239,584
Casey's General Stores, Inc.	95,500	37,839,965
Constellation Brands, Inc. Class A	79,800	17,635,800
Dollar General Corp.	85,061	6,449,325

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar Tree, Inc. (a)	574,900	$43,083,006
Lamb Weston Holdings, Inc.	118,344	7,908,930
Maplebear, Inc. (a)	280,600	11,622,452
McCormick & Co., Inc.	190,200	14,500,848
Reynolds Consumer Products, Inc.	479,500	12,941,705
TreeHouse Foods, Inc. (a) (b)	236,200	8,297,706
		166,519,321
Energy — 4.5%
Cheniere Energy, Inc.	331,068	71,136,581
EQT Corp.	885,500	40,830,405
Expand Energy Corp. (b)	204,100	20,318,155
Permian Resources Corp. (b)	909,318	13,075,993
Range Resources Corp.	431,400	15,521,772
TechnipFMC PLC	1,525,034	44,134,484
Weatherford International PLC	164,700	11,797,461
		216,814,851
Financials — 9.2%
Aon PLC Class A	40,071	14,391,900
Apollo Global Management, Inc.	116,377	19,220,825
Assurant, Inc.	242,500	51,705,850
Axis Capital Holdings Ltd.	179,700	15,925,014
Block, Inc. (a)	302,523	25,711,430
Carlyle Group, Inc.	322,838	16,300,091
Cboe Global Markets, Inc.	165,200	32,280,080
Coinbase Global, Inc. Class A (a)	61,998	15,394,104
Corpay, Inc. (a)	109,800	37,158,516
Intercontinental Exchange, Inc.	215,000	32,037,150
KKR & Co., Inc.	194,478	28,765,241
Markel Group, Inc. (a)	9,100	15,708,693
MarketAxess Holdings, Inc.	128,400	29,023,536
MSCI, Inc.	21,438	12,863,014
Nasdaq, Inc.	72,404	5,597,553
Raymond James Financial, Inc.	244,100	37,916,053
Toast, Inc., Class A (a) (b)	797,000	29,050,650
TPG, Inc.	94,600	5,944,664
Tradeweb Markets, Inc. Class A	150,300	19,677,276
		444,671,640
Health Care — 19.5%
Acadia Healthcare Co., Inc. (a)	364,100	14,436,565
Agilent Technologies, Inc.	566,726	76,133,971
Alcon AG	530,444	45,029,391
Align Technology, Inc. (a)	176,645	36,832,249
Alnylam Pharmaceuticals, Inc. (a)	230,974	54,350,492
Argenx SE ADR (a)	26,000	15,990,000
Ascendis Pharma AS ADR (a)	125,700	17,305,119
Avantor, Inc. (a)	2,669,546	56,247,334
Biogen, Inc. (a)	158,600	24,253,112
Bruker Corp.	543,347	31,851,001
Cooper Cos., Inc. (a)	408,900	37,590,177
CRISPR Therapeutics AG (a) (b)	184,214	7,250,663
Cytokinetics, Inc. (a)	244,100	11,482,464
Dexcom, Inc. (a)	183,582	14,277,172
Encompass Health Corp.	97,900	9,041,065

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Enovis Corp. (a)	366,100	$16,064,468
Exact Sciences Corp. (a) (b)	206,200	11,586,378
GE HealthCare Technologies, Inc. (a)	83,092	6,496,133
Hologic, Inc. (a)	1,193,542	86,042,443
IDEXX Laboratories, Inc. (a)	25,246	10,437,706
Insmed, Inc. (a)	32,915	2,272,452
Inspire Medical Systems, Inc. (a) (b)	72,917	13,517,353
Ionis Pharmaceuticals, Inc. (a)	625,717	21,875,066
Mettler-Toledo International, Inc. (a)	31,303	38,304,855
Molina Healthcare, Inc. (a)	64,700	18,830,935
Natera, Inc. (a)	182,461	28,883,576
Penumbra, Inc. (a)	27,000	6,411,960
Quidelortho Corp. (a)	407,500	18,154,125
ResMed, Inc.	53,741	12,290,029
Sarepta Therapeutics, Inc. (a) (b)	110,369	13,419,767
Steris PLC	60,196	12,373,890
Teleflex, Inc.	363,100	64,624,538
United Therapeutics Corp. (a)	12,211	4,308,529
Vaxcyte, Inc. (a)	93,971	7,692,466
Veeva Systems, Inc. Class A (a)	404,938	85,138,215
West Pharmaceutical Services, Inc.	34,400	11,268,064
		942,063,723
Industrials — 16.6%
Beacon Roofing Supply, Inc. (a)	212,996	21,636,134
Broadridge Financial Solutions, Inc.	142,400	32,195,216
Builders FirstSource, Inc. (a)	69,855	9,984,375
BWX Technologies, Inc.	265,554	29,580,060
Cintas Corp.	52,098	9,518,305
Equifax, Inc.	186,679	47,575,143
Esab Corp.	358,900	43,046,466
Ferguson Enterprises, Inc.	122,400	21,244,968
Fortive Corp.	605,112	45,383,400
FTAI Aviation Ltd. (b)	268,532	38,679,349
Howmet Aerospace, Inc.	76,400	8,355,868
IDEX Corp.	101,400	21,222,006
Ingersoll Rand, Inc.	562,400	50,874,704
ITT, Inc.	55,000	7,858,400
JB Hunt Transport Services, Inc.	251,040	42,842,486
KBR, Inc.	148,854	8,623,112
Knight-Swift Transportation Holdings, Inc.	169,972	9,015,315
L3Harris Technologies, Inc.	60,427	12,706,589
Old Dominion Freight Line, Inc.	85,600	15,099,840
Paylocity Holding Corp. (a)	213,425	42,571,885
Quanta Services, Inc.	95,424	30,158,755
Rollins, Inc.	193,760	8,980,776
Standardaero, Inc. (a)	366,956	9,085,831
Stanley Black & Decker, Inc.	62,655	5,030,570
Textron, Inc.	669,200	51,187,108
TransUnion	363,718	33,720,296
Trex Co., Inc. (a)	79,223	5,468,764
UL Solutions, Inc. Class A	183,498	9,152,880
United Rentals, Inc.	28,100	19,794,764
Veralto Corp.	193,400	19,697,790
Verisk Analytics, Inc.	84,000	23,136,120
Waste Connections, Inc.	137,350	23,566,513

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
XPO, Inc. (a)	336,305	$44,106,401
		801,100,189
Information Technology — 21.3%
Amphenol Corp. Class A	482,405	33,503,027
AppLovin Corp. Class A (a)	102,144	33,077,292
Arista Networks, Inc. (a)	221,772	24,512,459
Atlassian Corp. Class A (a)	109,800	26,723,124
Bill Holdings, Inc. (a)	203,534	17,241,365
CCC Intelligent Solutions Holdings, Inc. (a)	3,097,414	36,332,666
Cognex Corp.	322,216	11,554,666
Cognizant Technology Solutions Corp. Class A	191,872	14,754,957
Crowdstrike Holdings, Inc. Class A (a)	23,806	8,145,461
Datadog, Inc. Class A (a)	75,299	10,759,474
Entegris, Inc. (b)	19,548	1,936,425
EPAM Systems, Inc. (a)	76,795	17,956,207
Fair Isaac Corp. (a)	29,882	59,492,970
Fortinet, Inc. (a)	582,614	55,045,371
Gartner, Inc. (a)	21,396	10,365,720
Guidewire Software, Inc. (a)	99,216	16,725,833
HubSpot, Inc. (a)	27,475	19,143,756
Keysight Technologies, Inc. (a)	190,400	30,583,952
KLA Corp.	14,150	8,916,198
Lattice Semiconductor Corp. (a) (b)	1,161,706	65,810,645
Littelfuse, Inc. (b)	25,600	6,032,640
Marvell Technology, Inc.	1,246,852	137,714,804
Microchip Technology, Inc.	958,600	54,975,710
Monday.com Ltd. (a)	27,500	6,474,600
MongoDB, Inc. (a)	75,740	17,633,029
Monolithic Power Systems, Inc.	41,086	24,310,586
NXP Semiconductors NV	83,100	17,272,335
Onestream, Inc. (a)	152,319	4,344,138
Palantir Technologies, Inc. Class A (a)	540,622	40,887,242
PTC, Inc. (a)	356,206	65,495,597
Pure Storage, Inc. Class A (a)	385,500	23,681,265
Roper Technologies, Inc.	20,300	10,552,955
ServiceTitan, Inc. Class A (a)	17,888	1,840,139
Twilio, Inc. Class A (a)	230,024	24,860,994
Tyler Technologies, Inc. (a)	89,400	51,551,616
Zoom Communications, Inc. (a)	380,100	31,019,961
Zscaler, Inc. (a)	62,135	11,209,775
		1,032,438,954
Materials — 4.0%
ATI, Inc. (a)	207,981	11,447,275
Avery Dennison Corp.	246,600	46,146,258
Ball Corp.	871,300	48,034,769
Eagle Materials, Inc. (b)	72,370	17,858,021
Martin Marietta Materials, Inc.	70,900	36,619,850
RPM International, Inc.	116,400	14,324,184
Sealed Air Corp.	604,600	20,453,618
		194,883,975
Real Estate — 0.9%
CoStar Group, Inc. (a)	468,956	33,572,560

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
First Industrial Realty Trust, Inc.	168,932	$8,468,561
		42,041,121

TOTAL COMMON STOCK (Cost $3,739,414,772)		4,764,150,593

PREFERRED STOCK — 0.3%
Consumer Discretionary — 0.0%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $3,125,295) (a) (c) (d) (e)	149,925	1,070,465
Health Care — 0.0%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $5,006,003) (a) (c) (d) (e)	618,025	3,040,683
Industrials — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $7,310,569) (a) (c) (d) (e)	177,128	3,463,525
Information Technology — 0.1%
Databricks, Inc., Series H (Acquired 8/31/21, Cost $3,472,860) (a) (c) (d) (e)	47,260	4,371,550
Materials — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $3,678,889) (a) (c) (d) (e)	77,608	4,599,826

TOTAL PREFERRED STOCK (Cost $22,593,614)		16,546,049

TOTAL EQUITIES (Cost $3,762,008,386)		4,780,696,642

TOTAL LONG-TERM INVESTMENTS (Cost $3,762,008,386)		4,780,696,642

SHORT-TERM INVESTMENTS — 1.4%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (f)	6,527,238	6,527,238
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund, 2.474% (g)	370	370

	Principal Amount
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (h)	$63,301,606	63,301,606

TOTAL SHORT-TERM INVESTMENTS (Cost $69,829,214)		69,829,214

TOTAL INVESTMENTS — 100.2% (Cost $3,831,837,600) (i)		4,850,525,856

Other Assets/(Liabilities) — (0.2)%		(11,622,374)

NET ASSETS — 100.0%		$4,838,903,482

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $88,732,408 or 1.83% of net assets. The Fund received $84,038,340 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $16,546,049 or 0.34% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $16,546,049 or 0.34% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(g)	Rate disclosed is the 7-day net yield as of December 31, 2024.
(h)	Maturity value of $63,311,277. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $64,567,786.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Communication Services — 1.9%
Cargurus, Inc. (a)	154,815	$5,656,940
Cinemark Holdings, Inc. (a)	76,246	2,362,101
Criteo SA Sponsored ADR (a)	64,411	2,548,099
New York Times Co. Class A	27,506	1,431,689
Ziff Davis, Inc. (a) (b)	42,003	2,282,443
		14,281,272
Consumer Discretionary — 10.8%
Abercrombie & Fitch Co. Class A (a)	18,643	2,786,569
Acushnet Holdings Corp. (b)	19,982	1,420,321
American Eagle Outfitters, Inc.	122,578	2,043,375
Boot Barn Holdings, Inc. (a)	52,318	7,942,919
Century Communities, Inc.	14,149	1,037,971
Champion Homes, Inc. (a)	72,779	6,411,830
Cheesecake Factory, Inc. (b)	40,832	1,937,070
Duolingo, Inc. (a)	23,201	7,522,460
Genius Sports Ltd. (a)	326,690	2,825,869
Global-e Online Ltd. (a)	34,601	1,886,793
Goodyear Tire & Rubber Co. (a) (b)	163,639	1,472,751
H&R Block, Inc.	27,636	1,460,286
Modine Manufacturing Co. (a)	62,652	7,263,246
Ollie's Bargain Outlet Holdings, Inc. (a)	42,613	4,675,924
Patrick Industries, Inc. (b)	29,819	2,477,363
Planet Fitness, Inc. Class A (a)	16,754	1,656,468
Shake Shack, Inc. Class A (a)	54,808	7,114,078
Steven Madden Ltd.	45,169	1,920,586
Stride, Inc. (a)	19,752	2,052,825
Sweetgreen, Inc. Class A (a) (b)	126,101	4,042,798
Taylor Morrison Home Corp. (a)	27,204	1,665,157
Texas Roadhouse, Inc.	26,133	4,715,177
Visteon Corp. (a)	15,332	1,360,255
Wingstop, Inc.	12,804	3,638,897
YETI Holdings, Inc. (a)	47,402	1,825,451
		83,156,439
Consumer Staples — 2.4%
BellRing Brands, Inc. (a)	80,997	6,102,314
Chefs' Warehouse, Inc. (a)	45,303	2,234,344
Freshpet, Inc. (a)	44,701	6,620,665
Simply Good Foods Co. (a)	56,549	2,204,280
Vital Farms, Inc. (a) (b)	38,978	1,469,081
		18,630,684

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 3.0%
Archrock, Inc.	101,249	$2,520,088
Cactus, Inc. Class A	47,341	2,762,821
Gulfport Energy Corp. (a)	17,723	3,264,577
Magnolia Oil & Gas Corp. Class A (b)	81,569	1,907,083
Seadrill Ltd. (a)	41,964	1,633,658
Sitio Royalties Corp. Class A	6,141	117,784
TechnipFMC PLC	126,807	3,669,795
Viper Energy, Inc.	145,471	7,138,262
		23,014,068
Financials — 10.7%
Ameris Bancorp	48,501	3,034,708
Assured Guaranty Ltd.	25,334	2,280,313
Bancorp, Inc. (a)	32,196	1,694,475
Banner Corp.	44,836	2,993,700
Cadence Bank	173,783	5,986,824
Cohen & Steers, Inc. (b)	27,966	2,582,380
Evercore, Inc. Class A	30,946	8,577,922
HA Sustainable Infrastructure Capital, Inc. (b)	164,046	4,401,354
Hamilton Lane, Inc. Class A (b)	44,039	6,519,974
Hancock Whitney Corp.	57,528	3,147,932
Kemper Corp.	28,597	1,899,985
MGIC Investment Corp.	61,290	1,453,186
Mr. Cooper Group, Inc. (a)	43,576	4,183,732
National Bank Holdings Corp. Class A	68,553	2,951,892
Paymentus Holdings, Inc. Class A (a)	23,727	775,161
Piper Sandler Cos.	11,188	3,355,841
PJT Partners, Inc. Class A	39,279	6,198,619
PRA Group, Inc. (a)	87,605	1,830,068
Seacoast Banking Corp. of Florida	106,396	2,929,082
SiriusPoint Ltd. (a) (b)	195,617	3,206,163
StepStone Group, Inc. Class A	127,048	7,353,538
UMB Financial Corp.	28,901	3,261,767
Upstart Holdings, Inc. (a) (b)	30,810	1,896,972
		82,515,588
Health Care — 20.1%
Acadia Healthcare Co., Inc. (a)	62,418	2,474,874
ADMA Biologics, Inc. (a)	70,599	1,210,773
Akero Therapeutics, Inc. (a)	57,019	1,586,269
Alignment Healthcare, Inc. (a)	219,373	2,467,946
Amicus Therapeutics, Inc. (a)	112,637	1,061,041
Apellis Pharmaceuticals, Inc. (a)	36,276	1,157,567
Apogee Therapeutics, Inc. (a)	36,252	1,642,216
Avidity Biosciences, Inc. (a)	69,244	2,013,616
Axsome Therapeutics, Inc. (a)	11,971	1,012,866
Biohaven Ltd. (a)	21,785	813,670
Blueprint Medicines Corp. (a)	45,703	3,986,216
BrightSpring Health Services, Inc. (a) (b)	69,969	1,191,572
Celldex Therapeutics, Inc. (a)	48,009	1,213,187
CG oncology, Inc. (a)	28,223	809,436
Concentra Group Holdings Parent, Inc.	45,693	903,808
Crinetics Pharmaceuticals, Inc. (a) (b)	64,816	3,314,042
Cytokinetics, Inc. (a) (b)	63,716	2,997,201
Disc Medicine, Inc. (a)	26,302	1,667,547

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Encompass Health Corp.	63,797	$5,891,653
GeneDx Holdings Corp. (a)	23,908	1,837,569
Geron Corp. (a)	254,845	902,151
Glaukos Corp. (a)	59,826	8,970,310
Globus Medical, Inc. Class A (a)	27,831	2,301,902
Haemonetics Corp. (a) (b)	69,109	5,396,031
Halozyme Therapeutics, Inc. (a)	17,786	850,349
HealthEquity, Inc. (a)	72,553	6,961,460
Hims & Hers Health, Inc. (a) (b)	124,043	2,999,360
Immatics NV (a)	157,093	1,116,931
Immunocore Holdings PLC ADR (a) (b)	14,925	440,287
Insmed, Inc. (a)	65,515	4,523,156
Inspire Medical Systems, Inc. (a)	27,998	5,190,269
Integer Holdings Corp. (a)	24,518	3,249,125
Intellia Therapeutics, Inc. (a)	21,647	252,404
Intra-Cellular Therapies, Inc. (a)	62,434	5,214,488
Janux Therapeutics, Inc. (a)	21,580	1,155,393
Krystal Biotech, Inc. (a)	9,102	1,425,919
Kymera Therapeutics, Inc. (a) (b)	41,174	1,656,430
Lantheus Holdings, Inc. (a)	9,826	879,034
Merit Medical Systems, Inc. (a)	37,572	3,633,964
Merus NV (a)	67,853	2,853,219
Myriad Genetics, Inc. (a)	75,630	1,036,887
Nurix Therapeutics, Inc. (a)	82,002	1,544,918
Nuvalent, Inc., Class A (a)	17,466	1,367,238
Option Care Health, Inc. (a)	92,171	2,138,367
PACS Group, Inc. (a)	10,066	131,965
PROCEPT BioRobotics Corp. (a)	103,180	8,308,054
Protagonist Therapeutics, Inc. (a)	24,946	962,916
Prothena Corp. PLC (a) (b)	13,859	191,947
PTC Therapeutics, Inc. (a)	26,025	1,174,768
RadNet, Inc. (a)	51,081	3,567,497
Repligen Corp. (a)	7,734	1,113,232
REVOLUTION Medicines, Inc. (a)	83,506	3,652,552
Rocket Pharmaceuticals, Inc. (a)	149,073	1,873,848
RxSight, Inc. (a)	16,972	583,497
Savara, Inc. (a)	179,050	549,683
Scholar Rock Holding Corp. (a)	27,286	1,179,301
Select Medical Holdings Corp.	56,624	1,067,362
Soleno Therapeutics, Inc. (a)	8,883	399,291
SpringWorks Therapeutics, Inc. (a)	18,910	683,218
Spyre Therapeutics, Inc. (a)	28,959	674,166
Structure Therapeutics, Inc. ADR (a) (b)	33,336	904,072
Surgery Partners, Inc. (a)	38,415	813,246
TransMedics Group, Inc. (a) (b)	14,606	910,684
Twist Bioscience Corp. (a)	80,342	3,733,493
Ultragenyx Pharmaceutical, Inc. (a)	43,472	1,828,867
Vaxcyte, Inc. (a)	48,332	3,956,457
Veracyte, Inc. (a)	32,670	1,293,732
Vericel Corp. (a)	81,397	4,469,509
Verona Pharma PLC ADR (a)	73,938	3,433,681
Viking Therapeutics, Inc. (a) (b)	17,710	712,650
Xenon Pharmaceuticals, Inc. (a)	24,044	942,525
		154,424,874
Industrials — 23.5%
AAON, Inc.	39,707	4,672,720
Acuity Brands, Inc.	8,655	2,528,385

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Air Lease Corp.	53,118	$2,560,819
Ameresco, Inc. Class A (a)	87,130	2,045,812
Applied Industrial Technologies, Inc.	46,786	11,203,843
Aris Water Solutions, Inc. Class A	59,171	1,417,145
Atmus Filtration Technologies, Inc.	62,356	2,443,108
AZEK Co., Inc. (a)	205,580	9,758,883
Boise Cascade Co.	18,995	2,257,746
Casella Waste Systems, Inc. Class A (a)	80,187	8,484,586
Clean Harbors, Inc. (a)	29,077	6,691,781
Comfort Systems USA, Inc.	18,276	7,750,121
Construction Partners, Inc. Class A (a)	37,461	3,313,800
Crane Co.	27,743	4,210,000
Curtiss-Wright Corp.	20,268	7,192,505
DXP Enterprises, Inc. (a)	26,250	2,168,775
Embraer SA Sponsored ADR (a)	68,441	2,510,416
Enpro, Inc.	15,708	2,708,845
Esab Corp.	37,428	4,489,114
ESCO Technologies, Inc.	18,558	2,472,111
Exlservice Holdings, Inc. (a)	123,277	5,471,033
Federal Signal Corp.	36,850	3,404,571
Flowserve Corp.	100,525	5,782,198
Fluor Corp. (a)	191,225	9,431,217
GATX Corp.	15,925	2,467,738
Helios Technologies, Inc.	24,809	1,107,474
Kirby Corp. (a)	47,099	4,983,074
Korn Ferry	37,582	2,534,906
Leonardo DRS, Inc. (a)	68,140	2,201,603
Loar Holdings, Inc. (a)	18,838	1,392,317
McGrath RentCorp	17,853	1,996,322
Mueller Water Products, Inc. Class A	104,871	2,359,598
MYR Group, Inc. (a)	13,800	2,053,026
NEXTracker, Inc. Class A (a) (b)	38,103	1,391,903
Parsons Corp. (a)	38,440	3,546,090
Powell Industries, Inc. (b)	6,857	1,519,854
Primoris Services Corp.	42,805	3,270,302
Rush Enterprises, Inc. Class A	102,283	5,604,086
RXO, Inc. (a) (b)	97,195	2,317,129
Ryder System, Inc.	18,789	2,947,243
Shoals Technologies Group, Inc. Class A (a)	296,329	1,638,699
SPX Technologies, Inc. (a)	31,563	4,593,048
Sterling Infrastructure, Inc. (a)	9,358	1,576,355
TriNet Group, Inc.	20,362	1,848,259
Verra Mobility Corp. (a)	327,836	7,927,074
Zurn Elkay Water Solutions Corp.	161,796	6,034,991
		180,280,625
Information Technology — 19.3%
Agilysys, Inc. (a)	15,794	2,080,228
Alkami Technology, Inc. (a)	61,197	2,244,706
Appfolio, Inc. Class A (a)	10,719	2,644,592
Astera Labs, Inc. (a)	34,571	4,578,929
AvePoint, Inc. (a)	363,958	6,008,946
Belden, Inc.	23,393	2,634,286
Braze, Inc. Class A (a)	82,199	3,442,494
Calix, Inc. (a)	26,015	907,143
Celestica, Inc. (a) (b)	62,495	5,768,288
Cellebrite DI Ltd. (a)	43,620	960,949
Cirrus Logic, Inc. (a)	18,298	1,822,115

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Clear Secure, Inc. Class A	51,503	$1,372,040
Clearwater Analytics Holdings, Inc. Class A (a)	272,797	7,507,373
Coherent Corp. (a)	33,977	3,218,641
Commvault Systems, Inc. (a)	20,500	3,093,655
Crane NXT Co.	37,815	2,201,589
Credo Technology Group Holding Ltd. (a)	59,571	4,003,767
CyberArk Software Ltd. (a)	32,001	10,661,133
DoubleVerify Holdings, Inc. (a)	47,570	913,820
ePlus, Inc. (a)	18,228	1,346,685
Fabrinet (a)	11,785	2,591,286
FormFactor, Inc. (a)	31,915	1,404,260
Informatica, Inc. Class A (a)	36,797	954,146
Ingram Micro Holding Corp. (a)	55,547	1,077,056
Intapp, Inc. (a) (b)	89,301	5,723,301
Itron, Inc. (a)	24,336	2,642,403
Jamf Holding Corp. (a)	254,804	3,579,996
Lumentum Holdings, Inc. (a)	52,478	4,405,528
MACOM Technology Solutions Holdings, Inc. (a)	40,567	5,270,059
MKS Instruments, Inc.	16,220	1,693,206
nCino, Inc. (a)	63,420	2,129,643
Novanta, Inc. (a)	17,336	2,648,421
Onestream, Inc. (a)	50,984	1,454,064
PAR Technology Corp. (a)	56,929	4,137,030
Pegasystems, Inc.	58,680	5,468,976
Power Integrations, Inc.	29,194	1,801,270
Q2 Holdings, Inc. (a) (b)	56,101	5,646,566
Semtech Corp. (a)	23,795	1,471,721
SentinelOne, Inc. Class A (a) (b)	186,810	4,147,182
SiTime Corp. (a) (b)	39,692	8,515,125
Sprout Social, Inc. Class A (a)	96,090	2,950,924
Synaptics, Inc. (a)	20,837	1,590,280
Tower Semiconductor Ltd. (a)	50,373	2,594,713
Universal Display Corp.	6,365	930,563
Vertex, Inc. Class A (a)	67,607	3,606,833
Viavi Solutions, Inc. (a)	228,583	2,308,688
		148,154,619
Materials — 3.3%
ATI, Inc. (a)	43,742	2,407,560
Cabot Corp.	84,112	7,680,267
Carpenter Technology Corp.	40,803	6,924,677
Eagle Materials, Inc. (b)	6,311	1,557,302
Element Solutions, Inc.	65,126	1,656,154
Graphic Packaging Holding Co. (b)	79,815	2,167,775
Methanex Corp.	51,450	2,569,413
		24,963,148
Real Estate — 3.4%
American Healthcare REIT, Inc.	145,585	4,137,526
Douglas Emmett, Inc.	107,025	1,986,384
Essential Properties Realty Trust, Inc.	65,935	2,062,447
Highwoods Properties, Inc.	48,748	1,490,714
Independence Realty Trust, Inc. (b)	113,932	2,260,411
Macerich Co.	61,612	1,227,311
Phillips Edison & Co., Inc.	102,555	3,841,710
Ryman Hospitality Properties, Inc.	34,101	3,558,098
SL Green Realty Corp.	27,333	1,856,458

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Terreno Realty Corp. (b)	34,881	$2,062,862
Xenia Hotels & Resorts, Inc.	88,784	1,319,330
		25,803,251
Utilities — 0.9%
IDACORP, Inc.	25,143	2,747,627
ONE Gas, Inc. (b)	32,986	2,284,280
Talen Energy Corp. (a) (b)	8,500	1,712,495
		6,744,402

TOTAL COMMON STOCK (Cost $618,544,962)		761,968,970

TOTAL EQUITIES (Cost $618,544,962)		761,968,970

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 2000 ETF (b)	8,378	1,851,203
iShares Russell 2000 Growth ETF (b)	6,883	1,981,065

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,991,905)		3,832,268

TOTAL LONG-TERM INVESTMENTS (Cost $622,536,867)		765,801,238

SHORT-TERM INVESTMENTS — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (c)	3,140,152	3,140,152

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$2,642,095	2,642,095

TOTAL SHORT-TERM INVESTMENTS (Cost $5,782,247)		5,782,247

TOTAL INVESTMENTS — 100.5% (Cost $628,319,114) (e)		771,583,485

Other Assets/(Liabilities) — (0.5)%		(4,199,220)

NET ASSETS — 100.0%		$767,384,265

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $76,976,945 or 10.03% of net assets. The Fund received $75,371,094 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(d)	Maturity value of $2,642,499. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $2,695,093.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Overseas Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.2%
Australia — 1.2%
Brambles Ltd.	54,400	$646,717
Glencore PLC	528,600	2,324,186
Rio Tinto PLC	35,451	2,086,772
		5,057,675
Belgium — 0.8%
Anheuser-Busch InBev SA	18,800	940,679
KBC Group NV	25,545	1,966,604
Liberty Global Ltd. Class A (a)	49,474	631,288
		3,538,571
Canada — 2.8%
Canadian National Railway Co.	31,317	3,178,989
Intact Financial Corp.	11,302	2,057,861
Open Text Corp.	62,490	1,768,474
Suncor Energy, Inc. (SU CN)	70,538	2,517,865
Toronto-Dominion Bank	47,964	2,553,609
		12,076,798
China — 2.4%
Alibaba Group Holding Ltd.	193,540	2,053,937
NetEase, Inc.	145,700	2,599,250
Prosus NV (PRX NA)	42,499	1,685,428
Tencent Holdings Ltd.	72,300	3,863,804
		10,202,419
Denmark — 2.5%
Carlsberg AS Class B	32,958	3,157,187
DSV AS	11,450	2,424,181
Novo Nordisk AS Class B	58,928	5,071,770
		10,653,138
France — 16.4%
Accor SA	45,870	2,221,447
Air Liquide SA	46,992	7,597,322
Airbus SE	20,300	3,235,447
BNP Paribas SA	85,531	5,238,225
Capgemini SE	48,652	7,936,423
Cie de Saint-Gobain SA	50,972	4,486,839
Cie Generale des Etablissements Michelin SCA	75,044	2,464,179
Danone SA	13,500	908,341
Dassault Systemes SE	52,548	1,816,278
Edenred SE	188,922	6,171,631

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engie SA	247,398	$3,921,747
EssilorLuxottica SA	20,949	5,090,586
Kering SA	18,795	4,606,268
Legrand SA	25,993	2,515,493
LVMH Moet Hennessy Louis Vuitton SE	8,061	5,271,000
Pernod Ricard SA	42,224	4,722,436
Publicis Groupe SA	7,969	844,242
Worldline SA (a) (b) (c)	148,400	1,303,651
		70,351,555
Germany — 14.4%
adidas AG	6,685	1,641,628
Allianz SE Registered	8,390	2,571,059
Bayer AG Registered	218,025	4,360,871
Bayerische Motoren Werke AG	47,785	3,909,886
Beiersdorf AG	36,732	4,716,229
Brenntag SE	40,200	2,410,118
Continental AG	66,599	4,472,491
Daimler Truck Holding AG	73,261	2,796,293
Deutsche Boerse AG	27,304	6,291,588
Fresenius Medical Care AG	80,212	3,652,185
Fresenius SE & Co. KGaA (a)	84,700	2,942,013
Henkel AG & Co. KGaA	14,422	1,110,915
Mercedes Benz Group AG	56,173	3,130,562
Merck KGaA	28,446	4,121,677
MTU Aero Engines AG	6,576	2,192,804
SAP SE	36,944	9,041,420
Siemens AG Registered	10,615	2,072,918
thyssenkrupp AG	172,517	700,507
		62,135,164
Hong Kong — 1.9%
AIA Group Ltd.	569,200	4,117,553
Prudential PLC	523,412	4,172,842
		8,290,395
India — 1.3%
Axis Bank Ltd.	81,805	1,019,127
HDFC Bank Ltd.	160,011	3,308,202
Tata Consultancy Services Ltd.	27,123	1,297,284
		5,624,613
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT	2,888,700	1,016,908
Ireland — 0.7%
AIB Group PLC	510,633	2,818,134
Israel — 0.7%
Check Point Software Technologies Ltd. (a)	16,972	3,168,672
Italy — 3.7%
Eni SpA	217,875	2,976,088
Intesa Sanpaolo SpA	1,697,599	6,789,728

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ryanair Holdings PLC Sponsored ADR (b)	142,855	$6,227,049
		15,992,865
Japan — 12.7%
Daikin Industries Ltd.	31,700	3,713,835
Denso Corp.	265,700	3,686,461
Fujitsu Ltd.	73,900	1,298,044
Hitachi Ltd.	345,200	8,484,531
Hoya Corp.	13,100	1,627,805
Komatsu Ltd.	65,800	1,817,563
Kose Corp.	29,600	1,342,417
Kyocera Corp.	175,300	1,737,650
Mitsubishi Electric Corp.	235,300	3,988,070
Olympus Corp.	181,700	2,706,340
Seven & i Holdings Co. Ltd.	218,500	3,425,167
Shin-Etsu Chemical Co. Ltd.	91,600	3,029,197
SMC Corp.	5,200	2,024,820
Sompo Holdings, Inc.	44,600	1,180,574
Sony Group Corp.	264,200	5,581,445
Sumitomo Mitsui Financial Group, Inc.	146,300	3,523,062
Terumo Corp.	156,700	3,015,407
ZOZO, Inc.	73,700	2,276,551
		54,458,939
Luxembourg — 0.5%
Eurofins Scientific SE	45,400	2,315,869
Netherlands — 2.3%
Akzo Nobel NV	39,200	2,353,726
EXOR NV	20,400	1,863,263
ING Groep NV	272,883	4,266,999
Koninklijke Ahold Delhaize NV	47,400	1,545,846
		10,029,834
Portugal — 0.5%
Galp Energia SGPS SA	122,533	2,031,349
Republic of Korea — 0.8%
KB Financial Group, Inc.	3,600	204,174
NAVER Corp.	10,785	1,456,044
Samsung Electronics Co. Ltd.	52,346	1,889,093
		3,549,311
Singapore — 1.0%
DBS Group Holdings Ltd.	128,950	4,124,613
Spain — 1.1%
Amadeus IT Group SA	68,873	4,845,026
Sweden — 1.1%
Sandvik AB	74,000	1,326,152
SKF AB Class B	103,500	1,940,810
Volvo AB Class B	67,600	1,640,268
		4,907,230

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 8.0%
Cie Financiere Richemont SA Registered Class A	49,520	$7,527,227
Julius Baer Group Ltd.	31,873	2,056,095
Novartis AG Registered	69,369	6,751,146
Schindler Holding AG	2,195	604,751
Sika AG Registered	7,730	1,836,942
Sonova Holding AG Registered	7,719	2,512,653
Sunrise Communications AG (a)	8,034	346,105
Swatch Group AG (b)	12,820	2,329,701
UBS Group AG Registered	161,242	4,916,882
Zurich Insurance Group AG	8,953	5,319,510
		34,201,012
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	32,514	6,421,190
United Kingdom — 10.5%
Ashtead Group PLC	14,200	878,298
Bunzl PLC	3,700	152,323
Compass Group PLC	240,880	8,007,130
Diageo PLC	143,348	4,555,146
Lloyds Banking Group PLC	4,127,397	2,815,603
London Stock Exchange Group PLC	32,656	4,598,179
Reckitt Benckiser Group PLC	43,100	2,603,605
RELX PLC	124,317	5,633,436
Rolls-Royce Holdings PLC (a)	659,588	4,692,925
Schroders PLC	654,232	2,636,929
Smith & Nephew PLC	140,200	1,723,034
Smiths Group PLC	62,656	1,343,587
Tesco PLC	653,707	3,009,056
WPP PLC	254,123	2,631,461
		45,280,712
United States — 9.2%
CNH Industrial NV	410,897	4,655,463
Experian PLC	118,199	5,056,547
Holcim AG	6,084	583,361
Linde PLC (LIN US)	7,144	2,990,979
Nestle SA Registered	73,029	5,988,349
Qiagen NV	56,009	2,497,176
Roche Holding AG	29,275	8,194,310
Schneider Electric SE	37,481	9,265,183
Smurfit WestRock PLC	2,700	145,422
		39,376,790

TOTAL COMMON STOCK (Cost $372,074,142)		422,468,782

PREFERRED STOCK — 0.4%
Republic of Korea — 0.4%
Samsung Electronics Co. Ltd. 3.269%	62,950	1,887,790

MassMutual Overseas Fund — Portfolio of Investments (Continued)

		Value
TOTAL PREFERRED STOCK (Cost $3,153,632)		$1,887,790

TOTAL EQUITIES (Cost $375,227,774)		424,356,572

TOTAL LONG-TERM INVESTMENTS (Cost $375,227,774)		424,356,572

SHORT-TERM INVESTMENTS — 1.6%

	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$6,850,465	6,850,465

TOTAL SHORT-TERM INVESTMENTS (Cost $6,850,465)		6,850,465

TOTAL INVESTMENTS — 100.2% (Cost $382,078,239) (e)		431,207,037

Other Assets/(Liabilities) — (0.2)%		(889,601)

NET ASSETS — 100.0%		$430,317,436

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $5,466,520 or 1.27% of net assets. The Fund received $5,803,376 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $1,303,651 or 0.30% of net assets.
(d)	Maturity value of $6,851,512. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $6,987,761.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.0%
Argentina — 0.1%
Grupo Financiero Galicia SA ADR	10,512	$655,108
Australia — 1.4%
ANZ Group Holdings Ltd.	83,088	1,464,327
BHP Group Ltd.	122,466	2,988,838
BHP Group Ltd. Class DI (a)	153,448	3,728,957
Challenger Ltd.	139,645	519,809
Downer EDI Ltd.	483,833	1,569,142
Macquarie Group Ltd.	13,497	1,853,200
Scentre Group	913,593	1,942,487
South32 Ltd.	311,981	658,434
Worley Ltd.	264,425	2,242,631
		16,967,825
Austria — 0.8%
BAWAG Group AG (b)	54,875	4,610,221
Erste Group Bank AG	48,884	3,020,338
OMV AG	37,849	1,462,660
		9,093,219
Belgium — 0.0%
Umicore SA	44,400	455,582
Brazil — 1.9%
Arcos Dorados Holdings, Inc. Class A	87,213	634,911
B3 SA - Brasil Bolsa Balcao	1,857,320	3,185,469
Banco BTG Pactual SA	215,100	947,616
Embraer SA (c)	197,400	1,808,385
Itau Unibanco Holding SA Sponsored ADR	43,703	216,767
Klabin SA	619,431	2,328,110
Localiza Rent a Car SA	23,535	122,633
MercadoLibre, Inc. (c)	3,112	5,291,769
Multiplan Empreendimentos Imobiliarios SA	568,059	1,941,706
NU Holdings Ltd. Class A (c)	42,471	440,000
Petroleo Brasileiro SA Sponsored ADR	73,617	946,715
Raia Drogasil SA	544,718	1,931,965
Vale SA Sponsored ADR	66,076	586,094
WEG SA	226,257	2,067,382
		22,449,522
Canada — 4.3%
Brookfield Corp.	43,420	2,495,642
Canadian National Railway Co.	55,668	5,650,859

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cenovus Energy, Inc.	183,294	$2,778,515
Constellation Software, Inc.	1,444	4,465,164
Definity Financial Corp. (a)	106,273	4,321,303
Descartes Systems Group, Inc. (c)	17,055	1,937,448
Element Fleet Management Corp.	362,520	7,328,833
Great-West Lifeco, Inc.	73,189	2,427,159
Magna International, Inc.	54,816	2,290,761
National Bank of Canada	61,714	5,625,936
Shopify, Inc. Class A (c)	40,054	4,258,942
Sun Life Financial, Inc.	32,257	1,915,291
Suncor Energy, Inc. (SU CN)	111,423	3,977,261
Suncor Energy, Inc. (SU US)	9,953	355,123
TMX Group Ltd.	68,938	2,123,604
		51,951,841
Chile — 0.4%
Antofagasta PLC	100,199	1,983,129
Banco de Chile	19,395,791	2,199,670
		4,182,799
China — 8.4%
Alibaba Group Holding Ltd.	400,700	4,252,416
Alibaba Group Holding Ltd. Sponsored ADR	51,506	4,367,194
Baidu, Inc. Sponsored ADR (c)	11,992	1,011,045
Bank of Ningbo Co. Ltd. Class A	465,000	1,545,323
BeiGene Ltd. ADR (c)	14,575	2,692,148
Budweiser Brewing Co. APAC Ltd. (b)	194,200	187,301
BYD Co. Ltd. Class H	18,500	630,799
China Construction Bank Corp. Class H	2,987,000	2,484,011
China Oilfield Services Ltd. Class A	716,100	1,494,027
China Resources Gas Group Ltd.	439,800	1,741,369
China Resources Land Ltd.	454,000	1,318,318
CRRC Corp. Ltd. Class A	785,000	899,812
Eastroc Beverage Group Co. Ltd. Class A	15,610	530,885
Fosun International Ltd.	861,000	503,367
Fuyao Glass Industry Group Co. Ltd. Class A	237,900	2,032,274
Hongfa Technology Co. Ltd. Class A	142,200	619,038
Kanzhun Ltd. ADR (c)	16,312	225,106
KE Holdings, Inc. ADR	366,000	6,741,720
Kuaishou Technology (b) (c)	257,200	1,369,516
Kweichow Moutai Co. Ltd. Class A	10,298	2,145,957
Meituan Class B (b) (c)	70,200	1,362,005
Midea Group Co. Ltd. (c)	83,600	812,415
NARI Technology Co. Ltd. Class A	603,221	2,082,712
NetEase, Inc.	66,800	1,191,695
NetEase, Inc. ADR	10,024	894,241
New Oriental Education & Technology Group, Inc. ADR	24,843	1,594,424
NXP Semiconductor NV	12,180	2,531,613
PDD Holdings, Inc. ADR (c)	45,490	4,412,075
Prosus NV (PRX NA)	215,035	8,527,871
Prosus NV (PRX SJ)	68,201	2,707,106
Sany Heavy Industry Co. Ltd. Class A	706,400	1,592,717
Shandong Pharmaceutical Glass Co. Ltd. Class A	246,600	869,804
Shenzhen Inovance Technology Co. Ltd. Class A	258,800	2,071,966
Shenzhou International Group Holdings Ltd.	83,400	657,494
Silergy Corp.	142,000	1,751,181
Sunny Optical Technology Group Co. Ltd.	258,700	2,293,551

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tencent Holdings Ltd.	184,000	$9,833,195
Tongcheng Travel Holdings Ltd. (b)	958,000	2,246,461
Trip.com Group Ltd. (c)	35,950	2,478,580
Trip.com Group Ltd. ADR (c)	7,800	535,548
Wanhua Chemical Group Co. Ltd. Class A	94,100	918,451
Wilmar International Ltd.	713,900	1,618,922
Wuliangye Yibin Co. Ltd. Class A	17,000	325,390
Xiaomi Corp. Class B (b) (c)	263,400	1,160,526
Yangzijiang Shipbuilding Holdings Ltd.	1,042,700	2,284,337
Yifeng Pharmacy Chain Co. Ltd. Class A	407,198	1,343,354
Yum China Holdings, Inc.	79,166	3,813,426
Zhongsheng Group Holdings Ltd.	435,000	781,875
ZTO Express Cayman, Inc. ADR	51,618	1,009,132
		100,493,693
Denmark — 1.0%
Genmab AS (c)	12,650	2,635,979
Novo Nordisk AS Class B	50,725	4,365,761
Novo Nordisk AS Sponsored ADR	57,215	4,921,634
		11,923,374
Finland — 0.5%
Mandatum OYJ	170,563	793,051
Sampo OYJ Class A	114,189	4,669,308
Stora Enso OYJ Class R (a)	100,994	1,022,272
		6,484,631
France — 6.7%
Air Liquide SA	17,581	2,842,367
Airbus SE	27,345	4,358,290
Alstom SA (c)	76,718	1,713,673
AXA SA	313,671	11,152,645
BNP Paribas SA	55,553	3,402,265
Capgemini SE	9,018	1,471,073
Cie de Saint-Gobain SA	30,274	2,664,886
Dassault Aviation SA	21,544	4,387,278
Edenred SE	76,709	2,505,900
Engie SA	310,909	4,928,522
EssilorLuxottica SA	9,012	2,189,907
Forvia SE	57,318	515,484
Hermes International SCA	758	1,808,428
Kering SA	3,924	961,692
L'Oreal SA	6,899	2,435,743
Legrand SA	27,211	2,633,366
LVMH Moet Hennessy Louis Vuitton SE	3,200	2,092,445
Safran SA	34,405	7,515,639
Sartorius Stedim Biotech	17,150	3,344,532
Societe Generale SA	43,119	1,207,287
Teleperformance SE	8,151	699,108
Thales SA	17,367	2,477,859
TotalEnergies SE	195,812	10,881,056
Ubisoft Entertainment SA (a) (c)	55,601	760,277
Vinci SA	15,533	1,594,157
		80,543,879

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 6.4%
Allianz SE Registered	10,717	$3,284,152
BASF SE	57,231	2,516,641
Bayer AG Registered	88,599	1,772,131
Covestro AG (c)	69,637	4,183,741
Daimler Truck Holding AG	47,857	1,826,650
Deutsche Post AG	46,627	1,641,412
Deutsche Telekom AG Registered	310,843	9,302,649
Douglas AG (c)	48,741	1,020,932
Evotec SE (a) (c)	95,988	815,158
Heidelberg Materials AG	16,970	2,096,531
KION Group AG	50,160	1,655,462
Mercedes Benz Group AG	27,045	1,507,237
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	12,313	6,193,536
Puma SE	21,846	999,333
SAP SE	46,241	11,316,703
Schott Pharma AG & Co. KGaA	33,196	865,438
Siemens AG Registered	91,253	17,820,062
Siemens Healthineers AG (b)	119,491	6,335,472
Springer Nature AG & Co. KGaA (c)	32,764	922,798
		76,076,038
Guatemala — 0.1%
Millicom International Cellular SA SDR (c)	62,476	1,532,739
Hong Kong — 1.4%
AIA Group Ltd.	1,002,400	7,251,291
Futu Holdings Ltd. ADR	14,783	1,182,492
Hongkong Land Holdings Ltd.	258,200	1,148,133
Jardine Matheson Holdings Ltd.	32,500	1,330,107
Prudential PLC	601,690	4,796,904
Wharf Real Estate Investment Co. Ltd.	191,000	488,504
		16,197,431
Hungary — 0.5%
OTP Bank Nyrt (d)	99,007	5,406,491
India — 4.7%
Ashok Leyland Ltd.	690,046	1,774,138
Asian Paints Ltd.	27,470	732,438
Astral Ltd.	4,664	89,931
Avenue Supermarts Ltd. (b) (c)	6,046	251,297
Axis Bank Ltd.	321,082	4,000,041
Bharti Airtel Ltd.	59,116	1,098,916
Divi's Laboratories Ltd.	5,772	411,221
HDFC Asset Management Co. Ltd. (b)	7,847	385,955
HDFC Bank Ltd.	101,894	2,106,642
HDFC Life Insurance Co. Ltd. (b)	151,606	1,093,571
Hindalco Industries Ltd.	249,530	1,754,987
Hindustan Unilever Ltd.	29,909	812,384
ICICI Bank Ltd.	503,569	7,541,424
ICICI Bank Ltd. Sponsored ADR	51,887	1,549,346
Indraprastha Gas Ltd.	384,626	1,861,392
Infosys Ltd.	96,476	2,119,964
InterGlobe Aviation Ltd. (b) (c)	13,889	738,316
Kotak Mahindra Bank Ltd.	234,632	4,881,872
Larsen & Toubro Ltd.	92,648	3,900,240

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NTPC Ltd.	958,934	$3,728,205
Power Grid Corp. of India Ltd.	214,248	773,149
Reliance Industries Ltd.	389,093	5,515,844
Shree Cement Ltd.	4,836	1,449,992
Shriram Finance Ltd.	62,187	2,095,594
Tata Consultancy Services Ltd.	14,987	716,823
Tech Mahindra Ltd.	97,064	1,927,038
Titan Co. Ltd.	19,209	729,457
Varun Beverages Ltd.	133,027	987,505
Voltas Ltd.	40,844	854,582
		55,882,264
Indonesia — 1.0%
Bank Central Asia Tbk. PT	8,014,000	4,802,621
Bank Mandiri Persero Tbk. PT	2,439,900	858,918
Bank Rakyat Indonesia Persero Tbk. PT	10,347,764	2,611,115
Sarana Menara Nusantara Tbk. PT	3,960,300	161,039
Semen Indonesia Persero Tbk. PT	3,053,700	622,686
Sumber Alfaria Trijaya Tbk. PT	3,660,000	646,988
Telkom Indonesia Persero Tbk. PT	12,948,400	2,171,965
		11,875,332
Ireland — 0.2%
AerCap Holdings NV	20,012	1,915,148
Italy — 2.1%
Banca Mediolanum SpA	133,588	1,589,080
DiaSorin SpA	19,057	1,964,451
Enel SpA	508,440	3,636,819
Intesa Sanpaolo SpA	444,716	1,778,689
Leonardo SpA	131,490	3,539,045
Moncler SpA	30,813	1,636,612
Prysmian SpA	56,987	3,656,010
UniCredit SpA	188,027	7,506,885
		25,307,591
Japan — 14.2%
Asahi Group Holdings Ltd.	194,700	2,040,460
Asahi Kasei Corp.	130,100	896,110
Astellas Pharma, Inc.	158,600	1,538,676
Calbee, Inc.	98,300	1,959,843
Central Japan Railway Co.	55,800	1,045,040
Chugai Pharmaceutical Co. Ltd.	126,400	5,561,026
CyberAgent, Inc.	154,200	1,063,627
Daiichi Sankyo Co. Ltd.	58,000	1,594,263
Denso Corp.	148,900	2,065,917
Disco Corp.	9,900	2,672,210
Electric Power Development Co. Ltd.	77,400	1,260,178
Fujitsu Ltd.	123,100	2,162,236
Hamamatsu Photonics KK	184,300	2,045,521
Hikari Tsushin, Inc.	9,100	1,981,442
Hitachi Ltd.	220,600	5,422,038
Isetan Mitsukoshi Holdings Ltd.	160,600	2,752,485
Kao Corp. (a)	9,600	388,019
Keyence Corp.	6,300	2,563,487
Kirin Holdings Co. Ltd. (a)	50,500	655,360

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kyushu Railway Co. (d)	66,200	$1,606,168
LY Corp.	310,600	822,204
MatsukiyoCocokara & Co.	97,200	1,414,153
MINEBEA MITSUMI, Inc.	47,800	767,520
Mitsubishi Corp.	79,300	1,297,320
Mitsubishi Electric Corp.	306,400	5,193,135
Mitsubishi Estate Co. Ltd.	178,900	2,467,556
Mitsubishi HC Capital, Inc.	120,400	797,500
Mitsubishi UFJ Financial Group, Inc.	730,600	8,568,043
Mitsui Fudosan Co. Ltd.	606,700	4,824,641
Murata Manufacturing Co. Ltd.	60,100	960,541
Nextage Co. Ltd. (a)	92,300	824,192
Nippon Sanso Holdings Corp.	46,900	1,302,448
Nippon Steel Corp.	74,100	1,487,979
Nippon Telegraph & Telephone Corp.	5,901,800	5,904,944
Niterra Co. Ltd.	32,100	1,023,137
Nomura Research Institute Ltd.	52,300	1,538,585
Olympus Corp.	217,900	3,245,522
Omron Corp.	23,700	795,757
Open House Group Co. Ltd.	27,800	935,678
ORIX Corp.	118,800	2,539,793
Panasonic Holdings Corp.	191,500	1,988,207
Persol Holdings Co. Ltd.	1,501,700	2,237,579
Recruit Holdings Co. Ltd.	104,000	7,235,976
Renesas Electronics Corp.	589,000	7,487,849
Resona Holdings, Inc.	239,100	1,739,932
Sega Sammy Holdings, Inc.	68,400	1,326,624
Seven & i Holdings Co. Ltd.	705,000	11,051,454
Shin-Etsu Chemical Co. Ltd. (d)	90,100	2,979,592
Shionogi & Co. Ltd.	47,100	659,912
SMC Corp.	2,000	778,777
Sompo Holdings, Inc.	122,500	3,242,608
Sony Group Corp.	376,700	7,958,101
Stanley Electric Co. Ltd.	90,100	1,478,020
Subaru Corp. (d)	42,900	755,970
SUMCO Corp. (a)	90,200	668,217
Sumitomo Corp.	184,000	3,956,061
Sumitomo Mitsui Trust Group, Inc.	46,700	1,096,200
Suzuki Motor Corp.	145,900	1,655,068
Taiheiyo Cement Corp.	54,400	1,225,056
Takeda Pharmaceutical Co. Ltd.	105,300	2,791,624
TechnoPro Holdings, Inc. (a)	66,900	1,249,626
THK Co. Ltd.	40,900	937,802
Tokio Marine Holdings, Inc.	121,900	4,365,572
Tokyo Electron Ltd.	11,300	1,712,407
Toyota Motor Corp.	518,000	10,210,951
Welcia Holdings Co. Ltd.	28,500	370,489
Yamaha Corp.	144,600	1,043,715
		170,188,143
Luxembourg — 0.5%
ArcelorMittal SA	61,543	1,424,960
CVC Capital Partners PLC (b) (c)	183,841	4,029,204
		5,454,164
Macau — 0.1%
Galaxy Entertainment Group Ltd.	326,000	1,373,486

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Malaysia — 0.3%
CIMB Group Holdings Bhd.	1,234,896	$2,261,798
Tenaga Nasional Bhd.	395,100	1,320,692
		3,582,490
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV ADR	7,169	612,878
Gruma SAB de CV Class B	111,586	1,741,193
Grupo Aeroportuario del Pacifico SAB de CV ADR	10,749	1,880,968
Grupo Financiero Banorte SAB de CV Class O	34,200	220,378
Grupo Mexico SAB de CV Series B	660,439	3,144,616
Wal-Mart de Mexico SAB de CV	588,730	1,549,542
		9,149,575
Netherlands — 4.6%
Adyen NV (b) (c)	1,485	2,190,798
Akzo Nobel NV	49,098	2,948,042
Argenx SE ADR (c)	7,255	4,461,825
ASML Holding NV	22,825	16,052,416
ASR Nederland NV	28,307	1,342,491
BE Semiconductor Industries NV	7,854	1,062,197
Euronext NV (b)	13,781	1,544,581
Heineken NV	96,338	6,840,428
ING Groep NV	711,538	11,126,132
Koninklijke Philips NV (c)	270,827	6,872,351
		54,441,261
Norway — 0.8%
DNB Bank ASA	197,414	3,935,878
Equinor ASA	152,008	3,592,832
Storebrand ASA	212,212	2,261,122
		9,789,832
Peru — 0.0%
Credicorp Ltd.	2,772	508,163
Philippines — 0.4%
Ayala Corp.	38,380	396,953
BDO Unibank, Inc.	395,084	978,552
Jollibee Foods Corp.	154,770	720,701
SM Investments Corp.	166,620	2,583,766
		4,679,972
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	126,326	1,401,313
Portugal — 1.0%
Banco Comercial Portugues SA Class R	4,184,523	2,014,376
Galp Energia SGPS SA	326,350	5,410,223
Jeronimo Martins SGPS SA	260,737	4,982,757
		12,407,356
Republic of Korea — 2.7%
CJ CheilJedang Corp.	352	61,021

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Coupang, Inc. (c)	54,333	$1,194,239
HL Mando Co. Ltd.	35,897	990,162
Hyundai Mobis Co. Ltd.	4,034	647,767
Hyundai Motor Co.	17,422	2,505,466
KB Financial Group, Inc.	36,188	2,052,404
KT Corp. Sponsored ADR (a)	120,400	1,868,608
KT Corp.	53,200	1,589,679
LG Chem Ltd.	8,615	1,461,070
NAVER Corp.	10,277	1,387,461
Samsung Electronics Co. Ltd.	379,319	13,689,085
Samsung Life Insurance Co. Ltd. (c)	27,432	1,756,601
SK Hynix, Inc.	25,104	2,848,604
		32,052,167
Russia — 0.0%
Novatek PJSC (c) (e) (f)	73,140	—
Saudi Arabia — 1.0%
Al Rajhi Bank	89,809	2,257,482
Arabian Internet & Communications Services Co.	1,378	98,807
Saudi Awwal Bank	219,414	1,964,616
Saudi Basic Industries Corp.	70,055	1,249,110
Saudi National Bank	736,705	6,547,936
		12,117,951
Singapore — 1.0%
DBS Group Holdings Ltd.	70,690	2,261,100
Sea Ltd. ADR (c)	18,526	1,965,609
Seatrium Ltd. (a) (c)	809,600	1,228,406
United Overseas Bank Ltd.	235,900	6,278,386
		11,733,501
South Africa — 0.3%
Bid Corp. Ltd.	24,700	563,559
Capitec Bank Holdings Ltd.	2,208	366,730
Clicks Group Ltd.	29,107	576,280
FirstRand Ltd.	442,963	1,782,542
Kumba Iron Ore Ltd.	12,973	225,414
		3,514,525
Spain — 0.5%
Amadeus IT Group SA	60,594	4,262,621
Puig Brands SA Class B (c)	34,931	643,373
Redeia Corp. SA	58,187	994,085
		5,900,079
Sweden — 1.6%
Assa Abloy AB Class B	69,462	2,042,078
Autoliv, Inc.	19,522	1,813,949
Boliden AB	42,654	1,194,331
Elekta AB Class B	143,765	794,317
Essity AB Class B	152,192	4,069,076
Sandvik AB	101,997	1,827,886
Skandinaviska Enskilda Banken AB Class A	98,197	1,345,548
Swedbank AB Class A	86,177	1,699,828

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telefonaktiebolaget LM Ericsson Class B	573,963	$4,639,546
		19,426,559
Switzerland — 2.8%
ABB Ltd. Registered	82,498	4,437,659
Barry Callebaut AG Registered	451	597,960
Cie Financiere Richemont SA Registered Class A	22,698	3,450,182
Julius Baer Group Ltd.	117,494	7,579,420
Novartis AG Registered	78,105	7,601,354
Partners Group Holding AG	2,143	2,908,828
Sandoz Group AG	51,475	2,107,500
Sonova Holding AG Registered	5,210	1,695,935
Zurich Insurance Group AG	4,330	2,572,711
		32,951,549
Taiwan — 5.5%
Accton Technology Corp.	73,000	1,714,048
ASE Technology Holding Co. Ltd.	445,000	2,184,394
Chailease Holding Co. Ltd.	170,530	586,139
Delta Electronics, Inc.	52,000	677,068
Eclat Textile Co. Ltd.	100,000	1,545,350
Hon Hai Precision Industry Co. Ltd.	432,000	2,406,114
Largan Precision Co. Ltd.	9,000	728,787
MediaTek, Inc.	107,000	4,594,248
Taiwan Semiconductor Manufacturing Co. Ltd.	1,571,000	51,298,668
		65,734,816
Thailand — 0.5%
Bangkok Bank PCL Foreign Registered	448,900	1,985,946
SCB X PCL	712,900	2,446,379
True Corp. PCL NVDR (c)	6,248,300	2,035,572
		6,467,897
United Arab Emirates — 0.1%
ADNOC Drilling Co. PJSC	1,054,744	1,529,062
United Kingdom — 9.9%
Ashtead Group PLC	10,867	672,146
AstraZeneca PLC Sponsored ADR	260,913	17,095,020
Barclays PLC	1,025,052	3,432,733
Bridgepoint Group PLC (b)	599,029	2,674,787
British American Tobacco PLC	42,200	1,530,250
BT Group PLC (a)	2,305,959	4,157,384
Bunzl PLC	48,735	2,006,336
CK Hutchison Holdings Ltd.	254,500	1,364,177
Compass Group PLC	127,120	4,225,616
DCC PLC	22,751	1,461,391
Diageo PLC	67,575	2,147,319
Dowlais Group PLC	503,524	422,757
Great Portland Estates PLC	103,756	374,051
Hiscox Ltd.	149,050	2,020,881
HSBC Holdings PLC	510,798	5,019,968
Imperial Brands PLC	144,978	4,632,859
Informa PLC	170,877	1,701,941
Investec PLC	143,418	976,375
Johnson Matthey PLC	56,256	943,386

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kingfisher PLC	666,146	$2,066,616
Legal & General Group PLC	308,212	882,977
Lloyds Banking Group PLC	3,493,067	2,382,879
London Stock Exchange Group PLC	14,993	2,111,113
Melrose Industries PLC	392,903	2,723,021
National Grid PLC	501,927	5,947,976
Next PLC	21,291	2,530,223
Pearson PLC	115,632	1,853,505
Persimmon PLC	64,235	960,311
Rolls-Royce Holdings PLC (c)	1,114,654	7,930,690
Segro PLC	204,939	1,798,497
Smith & Nephew PLC	159,868	1,964,750
Smiths Group PLC	72,840	1,561,971
SSE PLC	81,348	1,632,580
Standard Chartered PLC	390,825	4,814,492
Taylor Wimpey PLC	865,036	1,317,308
Unilever PLC (ULVR LN)	212,379	12,027,548
Unilever PLC (UNA NA)	41,119	2,330,256
WPP PLC	489,510	5,068,910
		118,765,000
United States — 6.4%
Alcon AG	54,916	4,650,398
Amcor PLC CDI	121,954	1,130,653
BP PLC	874,391	4,308,702
Broadcom, Inc.	28,655	6,643,375
BRP, Inc. (a)	24,574	1,251,565
Canva, Inc. (Acquired 8/16/21-11/04/21, Cost $652,842) (c) (e) (f) (g)	383	506,889
Cognizant Technology Solutions Corp. Class A	27,876	2,143,664
Experian PLC	33,033	1,413,150
Globant SA (c)	8,078	1,732,085
GSK PLC Sponsored ADR (a)	89,185	3,016,237
ICON PLC (c)	16,700	3,502,157
Linde PLC (LIN GR)	3,536	1,477,792
Linde PLC (LIN US)	17	7,117
Mastercard, Inc. Class A	1,927	1,014,700
Nestle SA Registered	116,206	9,528,846
Roche Holding AG	35,346	9,893,633
Samsonite International SA (b)	309,000	859,401
Sanofi SA	112,378	10,867,380
Schneider Electric SE	5,153	1,273,805
Shell PLC ADR	52,769	3,305,978
Signify NV (b)	49,780	1,111,724
Stellantis NV	107,744	1,411,465
Tenaris SA	107,412	2,025,055
Waste Connections, Inc.	21,064	3,614,161
		76,689,932

TOTAL COMMON STOCK (Cost $1,025,850,887)		1,159,253,300

PREFERRED STOCK — 0.4%
Brazil — 0.1%
Banco Bradesco SA 7.096%
	865,700	1,629,087

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 0.3%
Dr. Ing hc F Porsche AG 3.962% (b)	19,959	$1,207,311
Sartorius AG 0.346%	1,185	264,129
Volkswagen AG 10.166%	22,427	2,069,138
		3,540,578
United States — 0.0%
Canva, Inc., Series A, (Acquired 11/04/21, Cost $39,209) (c) (e) (f) (g)	23	30,440

TOTAL PREFERRED STOCK (Cost $7,481,554)		5,200,105

TOTAL EQUITIES (Cost $1,033,332,441)		1,164,453,405

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 3/31/40 (a) (c) (e) (f)	1,982	—

TOTAL WARRANTS (Cost $0)		—

TOTAL LONG-TERM INVESTMENTS (Cost $1,033,332,441)		1,164,453,405

SHORT-TERM INVESTMENTS — 2.6%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (h)	1,049,124	1,049,124
Mutual Fund — 2.4%
T. Rowe Price Government Reserve Investment Fund, 2.481% (i)	28,498,756	28,498,756

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (j)	$1,034,135	1,034,135
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills
4.600% 1/23/25 (k)	374,000	373,065
		373,065

TOTAL SHORT-TERM INVESTMENTS (Cost $30,954,989)		30,955,080

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.0% (Cost $1,064,287,430) (l)	$1,195,408,485

Other Assets/(Liabilities) — 0.0%	362,978

NET ASSETS — 100.0%	$1,195,771,463

Abbreviation Legend

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $20,916,162 or 1.75% of net assets. The Fund received $20,905,992 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $33,358,447 or 2.79% of net assets.
(c)	Non-income producing security.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Investment is valued using significant unobservable inputs.
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $537,329 or 0.04% of net assets.
(g)	Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $537,329 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(i)	Rate disclosed is the 7-day net yield as of December 31, 2024.
(j)	Maturity value of $1,034,293. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,054,916.
(k)	The rate shown represents yield-to-maturity.
(l)	See Note 3 for aggregate cost for federal tax purposes.

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
KE Holdings Inc., ADR	Morgan Stanley & Co. LLC	1/17/25	27.00	188	USD	507,600	$(154)	$(51,324)	$51,170
KE Holdings Inc., ADR	Morgan Stanley & Co. LLC	1/17/25	28.00	148	USD	414,400	(91)	(16,775)	16,684
Sea Ltd. ADR	Morgan Stanley & Co. LLC	2/21/25	130.00	13	USD	169,000	—	(5,043)	5,043
							$(245)	$(73,142)	$72,897

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	1/15/25	JPY	909,163,000	USD	6,019,269	$(235,609)
State Street Bank and Trust	1/02/25	HUF	8,975,213	USD	22,660	(63)
State Street Bank and Trust	1/06/25	JPY	5,048,449	USD	31,994	91
State Street Bank and Trust	1/06/25	USD	97,537	JPY	15,390,571	(277)
State Street Bank and Trust	1/07/25	JPY	29,631,974	USD	187,758	567
State Street Bank and Trust	1/07/25	USD	97,329	JPY	15,360,466	(294)
						$(235,585)

Currency Legend

HUF	Hungarian Forint
JPY	Japanese Yen
USD	U.S. Dollar

MassMutual 20/80 Allocation Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 20.6%
DFA Commodity Strategy Portfolio	202,384	$906,681
Invesco Real Estate Fund, Class R6	43,703	733,781
MassMutual Blue Chip Growth Fund, Class I (a)	191,325	4,501,888
MassMutual Diversified Value Fund, Class I (a)	458,688	4,362,124
MassMutual Equity Opportunities Fund, Class I (a)	299,574	5,002,891
MassMutual International Equity Fund, Class I (a)	164,619	1,284,027
MassMutual Mid Cap Growth Fund, Class I (a)	55,894	1,080,433
MassMutual Mid Cap Value Fund, Class I (a)	97,514	1,099,954
MassMutual Overseas Fund, Class I (a)	322,937	2,648,086
MassMutual Small Cap Growth Equity Fund, Class I (a)	18,563	299,425
MassMutual Small Cap Value Equity Fund, Class I (a)	70,416	578,818
MassMutual Strategic Emerging Markets Fund, Class I (a)	50,793	501,327
MM Equity Asset Fund, Class I (a)	1,180,544	9,090,188
Vanguard Developed Markets Index Fund, Admiral Shares	171,041	2,627,192
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	15,667	576,074
Vanguard Mid-Cap Index Fund, Admiral Shares	4,612	1,507,672
Vanguard Small-Cap Index Fund, Admiral Shares	5,203	599,157
		37,399,718
Fixed Income Funds — 79.4%
Invesco International Bond Fund, Class R6	1,704,443	7,346,149
MassMutual Core Bond Fund, Class I (a)	7,405,541	66,501,754
MassMutual Global Floating Rate Fund, Class I (a)	25,494	223,072
MassMutual High Yield Fund, Class I (a)	66,111	531,531
MassMutual Inflation-Protected and Income Fund, Class I (a)	78,759	723,797
MassMutual Short-Duration Bond Fund, Class I (a)	1,300,746	11,966,859
MassMutual Total Return Bond Fund, Class I (a)	5,079,430	41,752,913
Vanguard Long-Term Treasury Index Fund, Admiral Shares	156,635	2,916,537
Vanguard Total Bond Market Index Fund, Institutional Shares	1,268,928	12,029,436
		143,992,048

TOTAL MUTUAL FUNDS (Cost $193,747,487)		181,391,766

TOTAL LONG-TERM INVESTMENTS (Cost $193,747,487)		181,391,766

TOTAL INVESTMENTS — 100.0% (Cost $193,747,487) (b)		181,391,766

Other Assets/(Liabilities) — (0.0)%		(82,104)

NET ASSETS — 100.0%		$181,309,662

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 40/60 Allocation Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 40.7%
DFA Commodity Strategy Portfolio	206,917	$926,987
Invesco Real Estate Fund, Class R6	81,535	1,368,975
MassMutual Blue Chip Growth Fund, Class I (a)	350,962	8,258,128
MassMutual Diversified Value Fund, Class I (a)	857,526	8,155,071
MassMutual Equity Opportunities Fund, Class I (a)	570,239	9,522,988
MassMutual International Equity Fund, Class I (a)	290,569	2,266,442
MassMutual Mid Cap Growth Fund, Class I (a)	104,773	2,025,254
MassMutual Mid Cap Value Fund, Class I (a)	182,480	2,058,376
MassMutual Overseas Fund, Class I (a)	592,470	4,858,253
MassMutual Small Cap Growth Equity Fund, Class I (a)	34,645	558,819
MassMutual Small Cap Value Equity Fund, Class I (a)	130,944	1,076,362
MassMutual Strategic Emerging Markets Fund, Class I (a)	89,225	880,649
MM Equity Asset Fund, Class I (a)	2,250,408	17,328,145
Vanguard Developed Markets Index Fund, Institutional Shares	348,816	5,364,793
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	32,009	1,176,973
Vanguard Mid-Cap Index Fund, Admiral Shares	9,422	3,079,796
Vanguard Small-Cap Index Fund, Admiral Shares	10,628	1,223,927
		70,129,938
Fixed Income Funds — 59.4%
Invesco International Bond Fund, Class R6	1,200,720	5,175,103
MassMutual Core Bond Fund, Class I (a)	5,202,518	46,718,610
MassMutual Global Floating Rate Fund, Class I (a)	19,491	170,543
MassMutual High Yield Fund, Class I (a)	46,298	372,238
MassMutual Inflation-Protected and Income Fund, Class I (a)	57,226	525,911
MassMutual Short-Duration Bond Fund, Class I (a)	928,794	8,544,909
MassMutual Total Return Bond Fund, Class I (a)	3,553,648	29,210,990
Vanguard Long-Term Treasury Index Fund, Admiral Shares	131,490	2,448,339
Vanguard Total Bond Market Index Fund, Institutional Shares	966,534	9,162,745
		102,329,388

TOTAL MUTUAL FUNDS (Cost $182,094,957)		172,459,326

TOTAL LONG-TERM INVESTMENTS (Cost $182,094,957)		172,459,326

TOTAL INVESTMENTS — 100.1% (Cost $182,094,957) (b)		172,459,326

Other Assets/(Liabilities) — (0.1)%		(150,555)

NET ASSETS — 100.0%		$172,308,771

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 60/40 Allocation Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 60.5%
DFA Commodity Strategy Portfolio	192,386	$861,887
Invesco Real Estate Fund, Class R6	109,164	1,832,859
MassMutual Blue Chip Growth Fund, Class I (a)	474,706	11,169,822
MassMutual Diversified Value Fund, Class I (a)	1,141,277	10,853,540
MassMutual Equity Opportunities Fund, Class I (a)	767,204	12,812,312
MassMutual International Equity Fund, Class I (a)	373,884	2,916,296
MassMutual Mid Cap Growth Fund, Class I (a)	139,466	2,695,869
MassMutual Mid Cap Value Fund, Class I (a)	243,720	2,749,158
MassMutual Overseas Fund, Class I (a)	773,588	6,343,423
MassMutual Small Cap Growth Equity Fund, Class I (a)	46,087	743,380
MassMutual Small Cap Value Equity Fund, Class I (a)	175,141	1,439,656
MassMutual Strategic Emerging Markets Fund, Class I (a)	117,077	1,155,553
MM Equity Asset Fund, Class I (a)	3,029,655	23,328,340
Vanguard Developed Markets Index Fund, Institutional Shares	486,609	7,484,049
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	44,671	1,642,557
Vanguard Mid-Cap Index Fund, Admiral Shares	13,146	4,297,093
Vanguard Small-Cap Index Fund, Admiral Shares	14,830	1,707,784
		94,033,578
Fixed Income Funds — 39.6%
Invesco International Bond Fund, Class R6	718,404	3,096,323
MassMutual Core Bond Fund, Class I (a)	3,107,482	27,905,187
MassMutual Global Floating Rate Fund, Class I (a)	12,038	105,336
MassMutual High Yield Fund, Class I (a)	27,502	221,114
MassMutual Inflation-Protected and Income Fund, Class I (a)	34,705	318,943
MassMutual Short-Duration Bond Fund, Class I (a)	553,259	5,089,987
MassMutual Total Return Bond Fund, Class I (a)	2,102,675	17,283,987
Vanguard Long-Term Treasury Index Fund, Admiral Shares	96,058	1,788,598
Vanguard Total Bond Market Index Fund, Institutional Shares	593,277	5,624,264
		61,433,739

TOTAL MUTUAL FUNDS (Cost $158,392,091)		155,467,317

TOTAL LONG-TERM INVESTMENTS (Cost $158,392,091)		155,467,317

TOTAL INVESTMENTS — 100.1% (Cost $158,392,091) (b)		155,467,317

Other Assets/(Liabilities) — (0.1)%		(120,404)

NET ASSETS — 100.0%		$155,346,913

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 80/20 Allocation Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 80.5%
DFA Commodity Strategy Portfolio	146,285	$655,357
Invesco Real Estate Fund, Class R6	115,444	1,938,298
MassMutual Blue Chip Growth Fund, Class I (a)	505,249	11,888,513
MassMutual Diversified Value Fund, Class I (a)	1,204,598	11,455,728
MassMutual Equity Opportunities Fund, Class I (a)	805,173	13,446,394
MassMutual International Equity Fund, Class I (a)	408,646	3,187,436
MassMutual Mid Cap Growth Fund, Class I (a)	146,751	2,836,691
MassMutual Mid Cap Value Fund, Class I (a)	256,869	2,897,485
MassMutual Overseas Fund, Class I (a)	847,084	6,946,089
MassMutual Small Cap Growth Equity Fund, Class I (a)	48,633	784,444
MassMutual Small Cap Value Equity Fund, Class I (a)	184,795	1,519,015
MassMutual Strategic Emerging Markets Fund, Class I (a)	126,967	1,253,162
MM Equity Asset Fund, Class I (a)	3,245,783	24,992,527
Vanguard Developed Markets Index Fund, Institutional Shares	493,818	7,594,928
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	45,331	1,666,824
Vanguard Mid-Cap Index Fund, Admiral Shares	13,340	4,360,338
Vanguard Small-Cap Index Fund, Admiral Shares	15,047	1,732,848
		99,156,077
Fixed Income Funds — 19.6%
Invesco International Bond Fund, Class R6	282,706	1,218,461
MassMutual Core Bond Fund, Class I (a)	1,208,915	10,856,057
MassMutual Global Floating Rate Fund, Class I (a)	7,861	68,780
MassMutual High Yield Fund, Class I (a)	7,940	63,841
MassMutual Inflation-Protected and Income Fund, Class I (a)	13,621	125,179
MassMutual Short-Duration Bond Fund, Class I (a)	213,772	1,966,705
MassMutual Total Return Bond Fund, Class I (a)	829,382	6,817,520
Vanguard Long-Term Treasury Index Fund, Admiral Shares	53,220	990,948
Vanguard Total Bond Market Index Fund, Admiral Shares	218,855	2,074,741
		24,182,232

TOTAL MUTUAL FUNDS (Cost $122,958,364)		123,338,309

TOTAL LONG-TERM INVESTMENTS (Cost $122,958,364)		123,338,309

TOTAL INVESTMENTS — 100.1% (Cost $122,958,364) (b)		123,338,309

Other Assets/(Liabilities) — (0.1)%		(95,261)

NET ASSETS — 100.0%		$123,243,048

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan In Retirement Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%

Equity Funds — 39.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	47,219	$761,173
JPMorgan Large Cap Value Fund, Class R6	50,241	992,771
MassMutual Blue Chip Growth Fund, Class I (a)	81,013	1,906,239
MassMutual Diversified Value Fund, Class I (a)	194,010	1,845,034
MassMutual Equity Opportunities Fund, Class I (a)	126,336	2,109,810
MassMutual International Equity Fund, Class I (a)	143,713	1,120,959
MassMutual Mid Cap Growth Fund, Class I (a)	33,599	649,465
MassMutual Mid Cap Value Fund, Class I (a)	55,979	631,445
MassMutual Overseas Fund, Class I (a)	237,582	1,948,170
MassMutual Small Cap Growth Equity Fund, Class I (a)	18,671	301,171
MassMutual Small Cap Value Equity Fund, Class I (a)	47,716	392,228
MassMutual Strategic Emerging Markets Fund, Class I (a)	143,482	1,416,168
MM Equity Asset Fund, Class I (a)	861,499	6,633,541
Vanguard Developed Markets Index Fund, Admiral Shares	191,925	2,947,969
Vanguard Mid-Cap Index Fund, Admiral Shares	1,913	625,182
Vanguard Real Estate Index Fund, Admiral Shares	4,338	547,891
Vanguard Small-Cap Index Fund, Admiral Shares	3,177	365,836
		25,195,052
Fixed Income Funds — 60.4%
JPMorgan Emerging Markets Debt Fund, Class R6	186,817	1,160,134
JPMorgan U.S. Government Money Market Fund, Class IM	3,223,308	3,223,308
MassMutual Core Bond Fund, Class I (a)	2,013,019	18,076,913
MassMutual High Yield Fund, Class I (a)	549,343	4,416,714
MassMutual Inflation-Protected and Income Fund, Class I (a)	348,795	3,205,425
MassMutual Total Return Bond Fund, Class I (a)	539,408	4,433,930
Vanguard Total Bond Market Index Fund, Admiral Shares	388,398	3,682,014
		38,198,438

TOTAL MUTUAL FUNDS (Cost $63,610,445)		63,393,490

TOTAL LONG-TERM INVESTMENTS (Cost $63,610,445)		63,393,490

TOTAL INVESTMENTS — 100.2% (Cost $63,610,445) (b)		63,393,490

Other Assets/(Liabilities) — (0.2)%		(102,052)

NET ASSETS — 100.0%		$63,291,438

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2020 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 40.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	72,750	$1,172,731
JPMorgan Large Cap Value Fund, Class R6	79,329	1,567,536
MassMutual Blue Chip Growth Fund, Class I (a)	121,064	2,848,646
MassMutual Diversified Value Fund, Class I (a)	298,111	2,835,032
MassMutual Equity Opportunities Fund, Class I (a)	194,911	3,255,008
MassMutual International Equity Fund, Class I (a)	230,686	1,799,349
MassMutual Mid Cap Growth Fund, Class I (a)	53,087	1,026,164
MassMutual Mid Cap Value Fund, Class I (a)	91,508	1,032,212
MassMutual Overseas Fund, Class I (a)	319,357	2,618,729
MassMutual Small Cap Growth Equity Fund, Class I (a)	30,695	495,118
MassMutual Small Cap Value Equity Fund, Class I (a)	78,532	645,536
MassMutual Strategic Emerging Markets Fund, Class I (a)	227,545	2,245,872
MM Equity Asset Fund, Class I (a)	1,298,526	9,998,652
Vanguard Developed Markets Index Fund, Institutional Shares	300,696	4,624,707
Vanguard Mid-Cap Index Fund, Admiral Shares	3,072	1,004,117
Vanguard Real Estate Index Fund, Admiral Shares	6,804	859,396
Vanguard Small-Cap Index Fund, Admiral Shares	4,997	575,421
		38,604,226
Fixed Income Funds — 60.1%
JPMorgan Emerging Markets Debt Fund, Class R6	306,173	1,901,336
JPMorgan U.S. Government Money Market Fund, Class IM	5,297,558	5,297,558
MassMutual Core Bond Fund, Class I (a)	2,926,295	26,278,130
MassMutual High Yield Fund, Class I (a)	866,326	6,965,262
MassMutual Inflation-Protected and Income Fund, Class I (a)	561,123	5,156,725
MassMutual Total Return Bond Fund, Class I (a)	798,502	6,563,687
Vanguard Total Bond Market Index Fund, Institutional Shares	609,272	5,775,894
		57,938,592

TOTAL MUTUAL FUNDS (Cost $96,722,756)		96,542,818

TOTAL LONG-TERM INVESTMENTS (Cost $96,722,756)		96,542,818

TOTAL INVESTMENTS — 100.1% (Cost $96,722,756) (b)		96,542,818

Other Assets/(Liabilities) — (0.1)%		(122,882)

NET ASSETS — 100.0%		$96,419,936

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2025 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 45.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	83,710	$1,349,410
JPMorgan Large Cap Value Fund, Class R6	98,174	1,939,922
MassMutual Blue Chip Growth Fund, Class I (a)	150,746	3,547,043
MassMutual Diversified Value Fund, Class I (a)	364,658	3,467,897
MassMutual Equity Opportunities Fund, Class I (a)	237,674	3,969,150
MassMutual International Equity Fund, Class I (a)	256,558	2,001,155
MassMutual Mid Cap Growth Fund, Class I (a)	63,904	1,235,264
MassMutual Mid Cap Value Fund, Class I (a)	106,190	1,197,824
MassMutual Overseas Fund, Class I (a)	394,935	3,238,469
MassMutual Small Cap Growth Equity Fund, Class I (a)	35,711	576,011
MassMutual Small Cap Value Equity Fund, Class I (a)	90,207	741,499
MassMutual Strategic Emerging Markets Fund, Class I (a)	258,887	2,555,215
MM Equity Asset Fund, Class I (a)	1,607,000	12,373,901
Vanguard Developed Markets Index Fund, Institutional Shares	404,231	6,217,070
Vanguard Mid-Cap Index Fund, Admiral Shares	4,253	1,390,327
Vanguard Real Estate Index Fund, Admiral Shares	9,152	1,156,030
Vanguard Small-Cap Index Fund, Admiral Shares	6,661	767,069
		47,723,256
Fixed Income Funds — 54.9%
JPMorgan Emerging Markets Debt Fund, Class R6	287,556	1,785,723
JPMorgan U.S. Government Money Market Fund, Class IM	3,282,276	3,282,276
MassMutual Core Bond Fund, Class I (a)	3,143,016	28,224,282
MassMutual High Yield Fund, Class I (a)	838,174	6,738,917
MassMutual Inflation-Protected and Income Fund, Class I (a)	476,003	4,374,471
MassMutual Total Return Bond Fund, Class I (a)	845,871	6,953,056
Vanguard Total Bond Market Index Fund, Institutional Shares	699,494	6,631,202
		57,989,927

TOTAL MUTUAL FUNDS (Cost $105,574,888)		105,713,183

TOTAL LONG-TERM INVESTMENTS (Cost $105,574,888)		105,713,183

TOTAL INVESTMENTS — 100.1% (Cost $105,574,888) (b)		105,713,183

Other Assets/(Liabilities) — (0.1)%		(96,386)

NET ASSETS — 100.0%		$105,616,797

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2030 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 58.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	258,594	$4,168,538
JPMorgan Large Cap Value Fund, Class R6	285,794	5,647,289
MassMutual Blue Chip Growth Fund, Class I (a)	438,310	10,313,444
MassMutual Diversified Value Fund, Class I (a)	1,064,423	10,122,659
MassMutual Equity Opportunities Fund, Class I (a)	705,656	11,784,454
MassMutual International Equity Fund, Class I (a)	790,877	6,168,841
MassMutual Mid Cap Growth Fund, Class I (a)	185,703	3,589,647
MassMutual Mid Cap Value Fund, Class I (a)	312,966	3,530,258
MassMutual Overseas Fund, Class I (a)	1,247,801	10,231,970
MassMutual Small Cap Growth Equity Fund, Class I (a)	103,192	1,664,481
MassMutual Small Cap Value Equity Fund, Class I (a)	262,580	2,158,410
MassMutual Strategic Emerging Markets Fund, Class I (a)	798,862	7,884,766
MM Equity Asset Fund, Class I (a)	4,709,621	36,264,084
Vanguard Developed Markets Index Fund, Institutional Shares	1,054,845	16,223,511
Vanguard Mid-Cap Index Fund, Admiral Shares	10,565	3,453,480
Vanguard Real Estate Index Fund, Admiral Shares	23,589	2,979,533
Vanguard Small-Cap Index Fund, Admiral Shares	16,708	1,924,143
		138,109,508
Fixed Income Funds — 42.0%
JPMorgan Emerging Markets Debt Fund, Class R6	505,770	3,140,833
MassMutual Core Bond Fund, Class I (a)	6,255,771	56,176,823
MassMutual High Yield Fund, Class I (a)	1,452,510	11,678,179
MassMutual Inflation-Protected and Income Fund, Class I (a)	404,112	3,713,792
MassMutual Total Return Bond Fund, Class I (a)	1,670,234	13,729,325
Vanguard Total Bond Market Index Fund, Institutional Shares	1,215,940	11,527,113
		99,966,065

TOTAL MUTUAL FUNDS (Cost $236,550,373)		238,075,573

TOTAL LONG-TERM INVESTMENTS (Cost $236,550,373)		238,075,573

TOTAL INVESTMENTS — 100.1% (Cost $236,550,373) (b)		238,075,573

Other Assets/(Liabilities) — (0.1)%		(215,766)

NET ASSETS — 100.0%		$237,859,807

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2035 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 70.4%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	336,786	$5,428,991
JPMorgan Large Cap Value Fund, Class R6	187,254	3,700,137
MassMutual Blue Chip Growth Fund, Class I (a)	484,456	11,399,241
MassMutual Diversified Value Fund, Class I (a)	700,775	6,664,366
MassMutual Equity Opportunities Fund, Class I (a)	303,252	5,064,313
MassMutual International Equity Fund, Class I (a)	686,393	5,353,865
MassMutual Mid Cap Growth Fund, Class I (a)	126,251	2,440,427
MassMutual Mid Cap Value Fund, Class I (a)	209,600	2,364,293
MassMutual Overseas Fund, Class I (a)	1,067,885	8,756,658
MassMutual Small Cap Growth Equity Fund, Class I (a)	68,926	1,111,776
MassMutual Small Cap Value Equity Fund, Class I (a)	173,648	1,427,383
MassMutual Strategic Emerging Markets Fund, Class I (a)	287,809	2,840,677
MM Equity Asset Fund, Class I (a)	3,374,530	25,983,884
Vanguard Developed Markets Index Fund, Institutional Shares	601,881	9,256,927
Vanguard Mid-Cap Index Fund, Admiral Shares	7,961	2,602,276
Vanguard Real Estate Index Fund, Admiral Shares	18,956	2,394,361
Vanguard Small-Cap Index Fund, Admiral Shares	12,258	1,411,590
		98,201,165
Fixed Income Funds — 29.7%
JPMorgan Emerging Markets Debt Fund, Class R6	198,112	1,230,277
MassMutual Core Bond Fund, Class I (a)	2,305,068	20,699,509
MassMutual High Yield Fund, Class I (a)	576,761	4,637,161
MassMutual Total Return Bond Fund, Class I (a)	1,571,218	12,915,412
Vanguard Total Bond Market Index Fund, Admiral Shares	209,114	1,982,404
		41,464,763

TOTAL MUTUAL FUNDS (Cost $138,102,012)		139,665,928

TOTAL LONG-TERM INVESTMENTS (Cost $138,102,012)		139,665,928

TOTAL INVESTMENTS — 100.1% (Cost $138,102,012) (b)		139,665,928

Other Assets/(Liabilities) — (0.1)%		(133,885)

NET ASSETS — 100.0%		$139,532,043

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2040 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 80.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	533,269	$8,596,302
JPMorgan Large Cap Value Fund, Class R6	291,422	5,758,508
MassMutual Blue Chip Growth Fund, Class I (a)	740,778	17,430,506
MassMutual Diversified Value Fund, Class I (a)	1,066,693	10,144,249
MassMutual Equity Opportunities Fund, Class I (a)	481,189	8,035,854
MassMutual International Equity Fund, Class I (a)	1,089,460	8,497,792
MassMutual Mid Cap Growth Fund, Class I (a)	198,067	3,828,634
MassMutual Mid Cap Value Fund, Class I (a)	330,257	3,725,301
MassMutual Overseas Fund, Class I (a)	1,677,653	13,756,756
MassMutual Small Cap Growth Equity Fund, Class I (a)	108,173	1,744,831
MassMutual Small Cap Value Equity Fund, Class I (a)	275,729	2,266,489
MassMutual Strategic Emerging Markets Fund, Class I (a)	444,412	4,386,348
MM Equity Asset Fund, Class I (a)	5,208,218	40,103,279
Vanguard Developed Markets Index Fund, Institutional Shares	866,232	13,322,646
Vanguard Mid-Cap Index Fund, Admiral Shares	11,417	3,731,942
Vanguard Real Estate Index Fund, Admiral Shares	26,188	3,307,794
Vanguard Small-Cap Index Fund, Admiral Shares	17,624	2,029,624
		150,666,855
Fixed Income Funds — 20.0%
JPMorgan Emerging Markets Debt Fund, Class R6	183,429	1,139,092
MassMutual Core Bond Fund, Class I (a)	2,092,661	18,792,094
MassMutual High Yield Fund, Class I (a)	531,143	4,270,390
MassMutual Total Return Bond Fund, Class I (a)	1,414,958	11,630,953
Vanguard Total Bond Market Index Fund, Admiral Shares	176,809	1,676,146
		37,508,675

TOTAL MUTUAL FUNDS (Cost $183,448,237)		188,175,530

TOTAL LONG-TERM INVESTMENTS (Cost $183,448,237)		188,175,530

TOTAL INVESTMENTS — 100.1% (Cost $183,448,237) (b)		188,175,530

Other Assets/(Liabilities) — (0.1)%		(156,312)

NET ASSETS — 100.0%		$188,019,218

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2045 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 88.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	339,473	$5,472,300
JPMorgan Large Cap Value Fund, Class R6	187,032	3,695,751
MassMutual Blue Chip Growth Fund, Class I (a)	492,837	11,596,459
MassMutual Diversified Value Fund, Class I (a)	708,366	6,736,565
MassMutual Equity Opportunities Fund, Class I (a)	303,342	5,065,820
MassMutual International Equity Fund, Class I (a)	689,146	5,375,335
MassMutual Mid Cap Growth Fund, Class I (a)	127,357	2,461,803
MassMutual Mid Cap Value Fund, Class I (a)	211,503	2,385,748
MassMutual Overseas Fund, Class I (a)	1,176,926	9,650,794
MassMutual Small Cap Growth Equity Fund, Class I (a)	69,588	1,122,447
MassMutual Small Cap Value Equity Fund, Class I (a)	175,182	1,439,998
MassMutual Strategic Emerging Markets Fund, Class I (a)	292,136	2,883,379
MM Equity Asset Fund, Class I (a)	3,474,689	26,755,103
Vanguard Developed Markets Index Fund, Institutional Shares	595,637	9,160,897
Vanguard Mid-Cap Index Fund, Admiral Shares	7,788	2,545,551
Vanguard Real Estate Index Fund, Admiral Shares	17,954	2,267,807
Vanguard Small-Cap Index Fund, Admiral Shares	11,953	1,376,475
		99,992,232
Fixed Income Funds — 12.0%
JPMorgan Emerging Markets Debt Fund, Class R6	66,475	412,807
MassMutual Core Bond Fund, Class I (a)	739,532	6,640,997
MassMutual High Yield Fund, Class I (a)	190,677	1,533,042
MassMutual Total Return Bond Fund, Class I (a)	526,269	4,325,928
Vanguard Total Bond Market Index Fund, Admiral Shares	68,435	648,760
		13,561,534

TOTAL MUTUAL FUNDS (Cost $110,895,503)		113,553,766

TOTAL LONG-TERM INVESTMENTS (Cost $110,895,503)		113,553,766

TOTAL INVESTMENTS — 100.1% (Cost $110,895,503) (b)		113,553,766

Other Assets/(Liabilities) — (0.1)%		(109,761)

NET ASSETS — 100.0%		$113,444,005

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2050 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 92.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	453,641	$7,312,696
JPMorgan Large Cap Value Fund, Class R6	249,608	4,932,256
MassMutual Blue Chip Growth Fund, Class I (a)	653,460	15,375,925
MassMutual Diversified Value Fund, Class I (a)	936,313	8,904,339
MassMutual Equity Opportunities Fund, Class I (a)	404,052	6,747,663
MassMutual International Equity Fund, Class I (a)	920,487	7,179,798
MassMutual Mid Cap Growth Fund, Class I (a)	167,927	3,246,024
MassMutual Mid Cap Value Fund, Class I (a)	280,369	3,162,566
MassMutual Overseas Fund, Class I (a)	1,545,724	12,674,935
MassMutual Small Cap Growth Equity Fund, Class I (a)	91,791	1,480,594
MassMutual Small Cap Value Equity Fund, Class I (a)	230,956	1,898,455
MassMutual Strategic Emerging Markets Fund, Class I (a)	385,227	3,802,194
MM Equity Asset Fund, Class I (a)	4,633,382	35,677,041
Vanguard Developed Markets Index Fund, Institutional Shares	765,382	11,771,569
Vanguard Mid-Cap Index Fund, Admiral Shares	9,802	3,203,958
Vanguard Real Estate Index Fund, Admiral Shares	23,087	2,916,073
Vanguard Small-Cap Index Fund, Admiral Shares	15,045	1,732,535
		132,018,621
Fixed Income Funds — 7.8%
JPMorgan Emerging Markets Debt Fund, Class R6	57,369	356,263
MassMutual Core Bond Fund, Class I (a)	609,478	5,473,112
MassMutual High Yield Fund, Class I (a)	161,471	1,298,230
MassMutual Total Return Bond Fund, Class I (a)	433,932	3,566,925
Vanguard Total Bond Market Index Fund, Admiral Shares	54,768	519,203
		11,213,733

TOTAL MUTUAL FUNDS (Cost $138,809,386)		143,232,354

TOTAL LONG-TERM INVESTMENTS (Cost $138,809,386)		143,232,354

TOTAL INVESTMENTS — 100.1% (Cost $138,809,386) (b)		143,232,354

Other Assets/(Liabilities) — (0.1)%		(109,318)

NET ASSETS — 100.0%		$143,123,036

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2055 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 92.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	205,071	$3,305,751
JPMorgan Large Cap Value Fund, Class R6	112,380	2,220,624
MassMutual Blue Chip Growth Fund, Class I (a)	296,971	6,987,730
MassMutual Diversified Value Fund, Class I (a)	431,723	4,105,682
MassMutual Equity Opportunities Fund, Class I (a)	182,742	3,051,783
MassMutual International Equity Fund, Class I (a)	412,325	3,216,133
MassMutual Mid Cap Growth Fund, Class I (a)	75,844	1,466,072
MassMutual Mid Cap Value Fund, Class I (a)	125,759	1,418,560
MassMutual Overseas Fund, Class I (a)	716,987	5,879,290
MassMutual Small Cap Growth Equity Fund, Class I (a)	41,286	665,946
MassMutual Small Cap Value Equity Fund, Class I (a)	104,020	855,040
MassMutual Strategic Emerging Markets Fund, Class I (a)	177,673	1,753,631
MM Equity Asset Fund, Class I (a)	2,093,260	16,118,104
Vanguard Developed Markets Index Fund, Institutional Shares	351,320	5,403,302
Vanguard Mid-Cap Index Fund, Admiral Shares	4,586	1,499,030
Vanguard Real Estate Index Fund, Admiral Shares	10,257	1,295,539
Vanguard Small-Cap Index Fund, Admiral Shares	7,039	810,605
		60,052,822
Fixed Income Funds — 7.8%
JPMorgan Emerging Markets Debt Fund, Class R6	25,980	161,334
MassMutual Core Bond Fund, Class I (a)	278,285	2,498,998
MassMutual High Yield Fund, Class I (a)	72,891	586,044
MassMutual Total Return Bond Fund, Class I (a)	197,794	1,625,866
Vanguard Total Bond Market Index Fund, Admiral Shares	25,143	238,351
		5,110,593

TOTAL MUTUAL FUNDS (Cost $63,472,276)		65,163,415

TOTAL LONG-TERM INVESTMENTS (Cost $63,472,276)		65,163,415

TOTAL INVESTMENTS — 100.1% (Cost $63,472,276) (b)		65,163,415

Other Assets/(Liabilities) — (0.1)%		(67,243)

NET ASSETS — 100.0%		$65,096,172

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2060 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 92.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	82,100	$1,323,453
JPMorgan Large Cap Value Fund, Class R6	43,912	867,702
MassMutual Blue Chip Growth Fund, Class I (a)	117,909	2,774,390
MassMutual Diversified Value Fund, Class I (a)	170,456	1,621,040
MassMutual Equity Opportunities Fund, Class I (a)	71,083	1,187,083
MassMutual International Equity Fund, Class I (a)	162,371	1,266,494
MassMutual Mid Cap Growth Fund, Class I (a)	30,032	580,520
MassMutual Mid Cap Value Fund, Class I (a)	49,765	561,350
MassMutual Overseas Fund, Class I (a)	280,380	2,299,116
MassMutual Small Cap Growth Equity Fund, Class I (a)	16,418	264,822
MassMutual Small Cap Value Equity Fund, Class I (a)	41,284	339,356
MassMutual Strategic Emerging Markets Fund, Class I (a)	70,424	695,088
MM Equity Asset Fund, Class I (a)	839,769	6,466,223
Vanguard Developed Markets Index Fund, Admiral Shares	137,685	2,114,838
Vanguard Mid-Cap Index Fund, Admiral Shares	1,735	567,075
Vanguard Real Estate Index Fund, Admiral Shares	4,269	539,202
Vanguard Small-Cap Index Fund, Admiral Shares	2,663	306,653
		23,774,405
Fixed Income Funds — 7.8%
JPMorgan Emerging Markets Debt Fund, Class R6	10,111	62,791
MassMutual Core Bond Fund, Class I (a)	110,259	990,129
MassMutual High Yield Fund, Class I (a)	28,529	229,369
MassMutual Total Return Bond Fund, Class I (a)	78,511	645,364
Vanguard Total Bond Market Index Fund, Admiral Shares	9,840	93,284
		2,020,937

TOTAL MUTUAL FUNDS (Cost $25,147,830)		25,795,342

TOTAL LONG-TERM INVESTMENTS (Cost $25,147,830)		25,795,342

TOTAL INVESTMENTS — 100.0% (Cost $25,147,830) (b)		25,795,342

Other Assets/(Liabilities) — 0.0%		8,679

NET ASSETS — 100.0%		$25,804,021

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2065 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 104.2%

Equity Funds — 96.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4,221	$68,044
JPMorgan Large Cap Value Fund, Class R6	2,265	44,758
MassMutual Blue Chip Growth Fund, Class I (a)	5,859	137,859
MassMutual Diversified Value Fund, Class I (a)	8,567	81,470
MassMutual Equity Opportunities Fund, Class I (a)	3,656	61,061
MassMutual International Equity Fund, Class I (a)	8,609	67,152
MassMutual Mid Cap Growth Fund, Class I (a)	1,533	29,636
MassMutual Mid Cap Value Fund, Class I (a)	2,551	28,772
MassMutual Overseas Fund, Class I (a)	13,503	110,723
MassMutual Small Cap Growth Equity Fund, Class I (a)	858	13,836
MassMutual Small Cap Value Equity Fund, Class I (a)	2,198	18,067
MassMutual Strategic Emerging Markets Fund, Class I (a)	3,603	35,558
MM Equity Asset Fund, Class I (a)	42,086	324,059
Vanguard Developed Markets Index Fund, Admiral Shares	6,230	95,693
Vanguard Mid-Cap Index Fund, Admiral Shares	77	25,271
Vanguard Real Estate Index Fund, Admiral Shares	181	22,906
Vanguard Small-Cap Index Fund, Admiral Shares	117	13,431
		1,178,296
Fixed Income Funds — 8.2%
JPMorgan Emerging Markets Debt Fund, Class R6	517	3,211
MassMutual Core Bond Fund, Class I (a)	5,500	49,391
MassMutual High Yield Fund, Class I (a)	1,461	11,750
MassMutual Total Return Bond Fund, Class I (a)	3,889	31,965
Vanguard Total Bond Market Index Fund, Admiral Shares	445	4,215
		100,532

TOTAL MUTUAL FUNDS (Cost $1,284,065)		1,278,828

TOTAL LONG-TERM INVESTMENTS (Cost $1,284,065)		1,278,828

TOTAL INVESTMENTS — 104.2% (Cost $1,284,065) (b)		1,278,828

Other Assets/(Liabilities) — (4.2)%		(52,114)

NET ASSETS — 100.0%		$1,226,714

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MM Equity Asset Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Communication Services — 8.5%
Alphabet, Inc. Class A	34,598	$6,549,402
Alphabet, Inc. Class C	22,360	4,258,239
AT&T, Inc.	45,725	1,041,158
Charter Communications, Inc. Class A (a)	1,816	622,470
Comcast Corp. Class A	47,363	1,777,533
Meta Platforms, Inc. Class A	14,816	8,674,916
Sirius XM Holdings, Inc.	7,386	168,401
Walt Disney Co.	11,438	1,273,621
Warner Music Group Corp. Class A	9,202	285,262
		24,651,002
Consumer Discretionary — 13.2%
Amazon.com, Inc. (a)	61,102	13,405,168
Aptiv PLC (a)	5,189	313,831
AutoZone, Inc. (a)	613	1,962,826
Best Buy Co., Inc.	6,322	542,428
Booking Holdings, Inc.	289	1,435,873
Burlington Stores, Inc. (a)	2,822	804,439
Carnival Corp. (a)	16,958	422,593
Chipotle Mexican Grill, Inc. (a)	24,305	1,465,592
DoorDash, Inc., Class A (a)	1,952	327,448
Expedia Group, Inc. (a)	4,625	861,776
Hilton Worldwide Holdings, Inc.	5,355	1,323,542
Lennar Corp. Class A	2,879	392,609
LKQ Corp.	1,604	58,947
Lowe's Cos., Inc.	11,534	2,846,591
McDonald's Corp.	9,255	2,682,932
Ross Stores, Inc.	10,382	1,570,485
Royal Caribbean Cruises Ltd.	2,564	591,489
Tesla, Inc. (a)	14,806	5,979,255
Yum! Brands, Inc.	10,673	1,431,890
		38,419,714
Consumer Staples — 4.0%
Altria Group, Inc.	10,137	530,064
Church & Dwight Co., Inc.	8,505	890,559
Coca-Cola Co.	29,282	1,823,097
Costco Wholesale Corp.	1,670	1,530,171
Estee Lauder Cos., Inc. Class A	2,328	174,554
Kenvue, Inc.	31,757	678,012
Keurig Dr. Pepper, Inc.	18,394	590,815
Mondelez International, Inc. Class A	32,770	1,957,352
PepsiCo, Inc.	17,805	2,707,428

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	7,221	$869,047
		11,751,099
Energy — 3.2%
Baker Hughes Co.	18,100	742,462
ConocoPhillips	21,085	2,090,999
Diamondback Energy, Inc.	4,914	805,061
EOG Resources, Inc.	10,212	1,251,787
Exxon Mobil Corp.	39,813	4,282,684
		9,172,993
Financials — 13.9%
American Express Co.	2,709	804,004
Ameriprise Financial, Inc.	1,939	1,032,382
Aon PLC Class A	4,120	1,479,739
Arthur J Gallagher & Co.	4,413	1,252,630
Bank of America Corp.	77,151	3,390,786
Berkshire Hathaway, Inc. Class B (a)	9,564	4,335,170
Block, Inc. (a)	5,100	433,449
Charles Schwab Corp.	15,330	1,134,573
Citigroup, Inc.	12,923	909,650
CME Group, Inc.	7,350	1,706,890
Corpay, Inc. (a)	3,687	1,247,754
Fidelity National Information Services, Inc.	17,240	1,392,475
Fifth Third Bancorp	29,406	1,243,286
Goldman Sachs Group, Inc.	3,683	2,108,959
KKR & Co., Inc.	4,158	615,010
Mastercard, Inc. Class A	9,625	5,068,236
MetLife, Inc.	3,850	315,238
Principal Financial Group, Inc.	4,382	339,211
Progressive Corp.	8,229	1,971,751
Truist Financial Corp.	35,115	1,523,289
US Bancorp	19,195	918,097
Visa, Inc. Class A	14,364	4,539,599
Wells Fargo & Co.	38,733	2,720,606
WEX, Inc. (a)	816	143,061
		40,625,845
Health Care — 10.0%
Abbott Laboratories	4,740	536,141
AbbVie, Inc.	19,551	3,474,213
Baxter International, Inc.	5,181	151,078
Biogen, Inc. (a)	2,101	321,285
Boston Scientific Corp. (a)	17,144	1,531,302
Bristol-Myers Squibb Co.	34,306	1,940,347
Cigna Group	3,111	859,072
Danaher Corp.	3,607	827,987
Edwards Lifesciences Corp. (a)	2,996	221,794
Eli Lilly & Co.	4,107	3,170,604
HCA Healthcare, Inc.	943	283,041
Humana, Inc.	1,696	430,292
Johnson & Johnson	9,790	1,415,830
McKesson Corp.	767	437,121
Medtronic PLC	15,953	1,274,326
Merck & Co., Inc.	7,163	712,575
Neurocrine Biosciences, Inc. (a)	1,789	244,199

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	2,007	$1,429,646
Sarepta Therapeutics, Inc. (a)	870	105,783
Stryker Corp.	5,643	2,031,762
Thermo Fisher Scientific, Inc.	4,937	2,568,376
Town Health International Medical Group Ltd.	62,000	1,956
UnitedHealth Group, Inc.	7,862	3,977,071
Vertex Pharmaceuticals, Inc. (a)	3,213	1,293,875
		29,239,676
Industrials — 8.5%
AMETEK, Inc.	1,009	181,882
Carrier Global Corp.	17,796	1,214,755
Caterpillar, Inc.	2,749	997,227
CSX Corp.	33,770	1,089,758
Deere & Co.	4,582	1,941,393
Delta Air Lines, Inc.	10,239	619,459
Eaton Corp. PLC	3,065	1,017,182
FedEx Corp.	3,287	924,732
Honeywell International, Inc.	9,557	2,158,831
Howmet Aerospace, Inc.	15,893	1,738,217
Ingersoll Rand, Inc.	6,409	579,758
Leidos Holdings, Inc.	7,048	1,015,335
Masco Corp.	9,994	725,265
Northrop Grumman Corp.	1,024	480,553
Otis Worldwide Corp.	14,553	1,347,753
PACCAR, Inc.	4,591	477,556
Textron, Inc.	9,937	760,081
Trane Technologies PLC	6,820	2,518,967
TransDigm Group, Inc.	1,192	1,510,598
Uber Technologies, Inc. (a)	22,625	1,364,740
Union Pacific Corp.	2,113	481,849
United Parcel Service, Inc. Class B	11,770	1,484,197
United Rentals, Inc.	384	270,505
		24,900,593
Information Technology — 31.6%
Accenture PLC Class A	1,671	587,841
Adobe, Inc. (a)	895	397,989
Advanced Micro Devices, Inc. (a)	9,510	1,148,713
Analog Devices, Inc.	10,024	2,129,699
Apple, Inc.	84,507	21,162,243
Arista Networks, Inc. (a)	5,919	654,227
Broadcom, Inc.	21,842	5,063,849
Cadence Design Systems, Inc. (a)	1,604	481,938
Cognizant Technology Solutions Corp. Class A	17,749	1,364,898
Fair Isaac Corp. (a)	146	290,676
Hewlett Packard Enterprise Co.	24,686	527,046
Intuit, Inc.	1,956	1,229,346
Lam Research Corp.	14,394	1,039,679
Marvell Technology, Inc.	1,985	219,243
Micron Technology, Inc.	15,212	1,280,242
Microsoft Corp.	48,697	20,525,785
Motorola Solutions, Inc.	986	455,759
NVIDIA Corp.	153,825	20,657,159
NXP Semiconductors NV	9,293	1,931,550
Oracle Corp.	8,725	1,453,934
Salesforce, Inc.	8,914	2,980,218

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Seagate Technology Holdings PLC	13,007	$1,122,634
ServiceNow, Inc. (a)	2,293	2,430,855
TE Connectivity PLC	1,810	258,776
Texas Instruments, Inc.	11,582	2,171,741
Western Digital Corp. (a)	8,431	502,740
		92,068,780
Materials — 1.8%
Dow, Inc.	22,586	906,376
Linde PLC (LIN US)	5,284	2,212,253
LyondellBasell Industries NV Class A	7,930	588,961
Martin Marietta Materials, Inc.	904	466,916
Nucor Corp.	2,129	248,476
PPG Industries, Inc.	5,205	621,737
Sherwin-Williams Co.	783	266,165
		5,310,884
Real Estate — 2.0%
Alexandria Real Estate Equities, Inc.	1,453	141,740
Digital Realty Trust, Inc.	6,300	1,117,179
Equinix, Inc.	211	198,950
Equity LifeStyle Properties, Inc.	7,700	512,820
Prologis, Inc.	10,481	1,107,842
SBA Communications Corp.	4,084	832,319
Ventas, Inc.	19,295	1,136,283
Welltower, Inc.	5,803	731,352
		5,778,485
Utilities — 2.3%
Dominion Energy, Inc.	5,323	286,697
NextEra Energy, Inc.	32,140	2,304,117
NRG Energy, Inc.	1,252	112,955
PG&E Corp.	69,982	1,412,237
Southern Co.	28,198	2,321,259
Vistra Corp.	2,000	275,740
		6,713,005

TOTAL COMMON STOCK (Cost $200,796,208)		288,632,076

TOTAL EQUITIES (Cost $200,796,208)		288,632,076

RIGHTS — 0.0%
Health Care — 0.0%
Tobira Therapeutics, Inc., CVR (a) (b) (c)	505	—

TOTAL RIGHTS (Cost $30)		—

TOTAL LONG-TERM INVESTMENTS (Cost $200,796,238)		288,632,076

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$3,589,624	$3,589,624

TOTAL SHORT-TERM INVESTMENTS (Cost $3,589,624)		3,589,624

TOTAL INVESTMENTS — 100.2% (Cost $204,385,862) (e)		292,221,700

Other Assets/(Liabilities) — (0.2)%		(643,145)

NET ASSETS — 100.0%		$291,578,555

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	Maturity value of $3,590,172. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $3,661,606.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	3/21/25	13	$3,960,916	$(102,678)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.3%

BANK LOANS — 1.6%
Advertising — 0.1%
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD Term SOFR + 1.500%
5.957% VRN 2/05/27	$305,000	$303,728
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan K, 3 mo. USD Term SOFR + 2.750%
7.079% VRN 3/22/30	117,114	117,433
Airlines — 0.0%
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.750%
9.629% VRN 4/20/28	96,833	99,287
Building Materials — 0.1%
Summit Materials LLC, 2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.147% VRN 1/12/29	218,512	218,551
Commercial Services — 0.1%
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.273% VRN 10/16/31	50,000	50,406
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.829% VRN 1/31/31	189,525	190,276
		240,682
Computers — 0.0%
Sandisk Corp, Term Loan B,
0.000% 12/13/31 (a)	170,000	166,813
Diversified Financial Services — 0.1%
Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD Term SOFR + 2.000%
6.329% VRN 10/31/31	419,903	420,856
Electric — 0.2%
NRG Energy, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.750%
6.355% VRN 4/16/31	891,105	891,034
Talen Energy Supply LLC, 2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.849% VRN 12/11/31	50,000	50,125
		941,159

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.0%
Delta 2 (LUX) SARL
2024 Term Loan B2,
0.000% 9/10/31 (a)	$51,667	$51,744
2024 Term Loan B1, 3 mo. USD Term SOFR + 2.000%
6.329% VRN 9/30/31	103,333	103,488
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.770% VRN 11/21/31	55,000	55,238
		210,470
Environmental Controls — 0.1%
Filtration Group Corp., 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.500%
7.971% VRN 10/21/28	388,328	390,949
Health Care - Products — 0.0%
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 10/23/28	193,102	193,621
Health Care - Services — 0.2%
ICON Luxembourg SARL, 2024 LUX Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.329% VRN 7/03/28	8,910	8,966
IQVIA, Inc., 2023 USD Term Loan B4, 3 mo. USD Term SOFR + 2.000%
6.329% VRN 1/02/31	1,133,550	1,140,351
PRA Health Sciences, Inc., 2024 US Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.329% VRN 7/03/28	2,220	2,234
		1,151,551
Insurance — 0.3%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.750%
7.106% VRN 9/19/31	184,538	184,825
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500%
7.857% VRN 2/14/31	263,875	264,221
Asurion LLC
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.250%
8.707% VRN 8/19/28	147,776	147,776
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.250%
9.721% VRN 1/31/28	15,338	14,944
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.721% VRN 1/20/29	150,000	144,421
HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.367% VRN 6/20/30	403,966	405,986
Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.079% VRN 5/06/31	179,274	179,554
		1,341,727
Lodging — 0.1%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750%
6.088% VRN 11/08/30	440,000	441,927

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery - Construction & Mining — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250%
6.803% VRN 1/27/31	$134,807	$134,779
Packaging & Containers — 0.0%
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.000%
7.525% VRN 11/29/30	202,629	203,527
Pipelines — 0.0%
Epic Crude Services LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.656% VRN 10/15/31	110,000	110,865
Software — 0.3%
Applied Systems, Inc.
2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.000%
7.329% VRN 2/24/31	476,217	480,494
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.250%
9.579% VRN 2/23/32	5,000	5,138
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.957% VRN 12/11/28	95,889	96,310
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 2/15/29	95,379	95,481
Epicor Software Corp., 2024 Term Loan E, 1 mo. USD Term SOFR + 2.750%
7.107% VRN 5/30/31 (a)	260,254	261,906
Sophia LP, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.357% VRN 10/09/29	55,000	55,316
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.329% VRN 2/10/31	295,413	297,286
		1,291,931

TOTAL BANK LOANS (Cost $7,958,899)		7,979,856

CORPORATE DEBT — 25.8%
Advertising — 0.0%
Interpublic Group of Cos., Inc.
4.650% 10/01/28	183,000	181,375
Aerospace & Defense — 0.5%
BAE Systems PLC
5.300% 3/26/34 (b)	305,000	304,124
Boeing Co.
2.196% 2/04/26	109,000	105,707
2.750% 2/01/26	113,000	110,236
3.250% 2/01/28	84,000	79,086
3.750% 2/01/50	227,000	154,823
5.040% 5/01/27	536,000	537,382
6.388% 5/01/31	209,000	218,514
6.528% 5/01/34	160,000	167,617
6.858% 5/01/54	544,000	578,189
TransDigm, Inc.
6.875% 12/15/30 (b)	76,000	77,131

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.125% 12/01/31 (b)	$180,000	$184,313
		2,517,122
Agriculture — 0.2%
BAT Capital Corp.
4.390% 8/15/37	275,000	237,232
4.540% 8/15/47	101,000	79,651
7.081% 8/02/53	395,000	433,351
		750,234
Apparel — 0.1%
VF Corp.
4.125% 3/07/26 EUR (c)	112,000	116,026
4.250% 3/07/29 EUR (c)	115,000	119,039
2.950% 4/23/30	390,000	333,081
		568,146
Auto Manufacturers — 0.7%
American Honda Finance Corp.
0.750% 11/25/26 GBP (c)	130,000	151,375
Daimler Truck Finance North America LLC
5.375% 1/18/34 (b)	150,000	149,366
Ford Motor Co.
9.625% 4/22/30	92,000	106,160
Ford Motor Credit Co. LLC
4.867% 8/03/27 EUR (c)	100,000	107,650
4.950% 5/28/27	265,000	262,584
5.125% 2/20/29 EUR (c)	210,000	228,948
6.798% 11/07/28	200,000	207,235
7.350% 11/04/27	200,000	209,415
General Motors Financial Co., Inc.
0.850% 2/26/26 EUR (b) (c)	150,000	152,060
5.550% 7/15/29	306,000	309,349
Hyundai Capital America
4.550% 9/26/29 (b)	245,000	237,824
4.750% 9/26/31 (b)	165,000	158,549
5.350% 3/19/29 (b)	136,000	136,717
5.400% 1/08/31 (b)	76,000	75,975
5.500% 3/30/26 (b)	115,000	115,717
6.500% 1/16/29 (b)	157,000	163,876
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 mo. USD Term SOFR + 6.053%
10.502% FRN 10/15/26 (b)	110,000	110,244
Volkswagen Bank GmbH
4.375% 5/03/28 EUR (b) (c)	100,000	106,886
Volkswagen Financial Services AG
0.375% 2/12/30 EUR (b) (c)	140,000	122,961
Volkswagen Group of America Finance LLC
4.950% 8/15/29 (b)	200,000	195,156
Volkswagen Leasing GmbH
1.625% 8/15/25 EUR (b) (c)	150,000	154,151
3.875% 10/11/28 EUR (b) (c)	65,000	68,361
		3,530,559

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
4.650% 9/13/29	$200,000	$194,156
Autoliv, Inc.
3.625% 8/07/29 EUR (b) (c)	170,000	178,522
Clarios Global LP/Clarios US Finance Co.
6.750% 5/15/28 (b)	123,000	125,250
Dana Financing Luxembourg SARL
8.500% 7/15/31 EUR (b) (c)	100,000	113,161
		611,089
Banks — 4.8%
Banca Transilvania SA 1 yr. EURIBOR ICE Swap + 5.580%
8.875% VRN 4/27/27 EUR (b) (c)	200,000	219,020
Banco Bilbao Vizcaya Argentaria SA 5 yr. EURIBOR ICE Swap + 2.800%
5.750% VRN 9/15/33 EUR (b) (c)	100,000	110,292
Banco Comercial Portugues SA 3 mo. EURIBOR + 2.000%
1.750% VRN 4/07/28 EUR (b) (c)	100,000	100,622
Banco de Sabadell SA
1 yr. EURIBOR ICE Swap + 1.150% 0.875% VRN 6/16/28 EUR (b) (c)	200,000	197,146
1 yr. EUR Swap + 2.000% 5.000% VRN 6/07/29 EUR (b) (c)	100,000	109,974
1 yr. EUR Swap + 2.250% 5.125% VRN 11/10/28 EUR (b) (c)	100,000	109,490
Banco Santander SA
1.125% 1/17/25 EUR (b) (c)	200,000	206,997
Bank of America Corp.
3 mo. EURIBOR + 0.890% 1.662% VRN 4/25/28 EUR (b) (c)	100,000	100,723
1 day USD SOFR + 1.530% 1.898% VRN 7/23/31	605,000	508,999
1 day USD SOFR + 1.220% 2.299% VRN 7/21/32	361,000	300,948
3 mo. USD Term SOFR + 1.252% 2.496% VRN 2/13/31	1,475,000	1,296,949
1 day USD SOFR + 1.738% 5.518% VRN 10/25/35	575,000	562,189
1 day USD SOFR + 1.570% 5.819% VRN 9/15/29	1,130,000	1,157,901
Banque Federative du Credit Mutuel SA
1.250% 5/26/27 EUR (b) (c)	100,000	99,712
3.125% 9/14/27 EUR (b) (c)	100,000	104,082
5.125% 1/13/33 EUR (b) (c)	100,000	110,050
Barclays PLC
1 yr. EUR Swap + 1.260% 0.577% VRN 8/09/29 EUR (b) (c)	215,000	203,360
1 yr. EURIBOR ICE Swap + 0.850% 0.877% VRN 1/28/28 EUR (b) (c)	100,000	99,287
1 yr. U.K. Government Bond + 2.800% 6.369% VRN 1/31/31 GBP (b) (c)	125,000	162,502
BNP Paribas SA 3 mo. EURIBOR + 1.800%
2.125% VRN 1/23/27 EUR (b) (c)	200,000	205,305
BPCE SA
0.250% 1/14/31 EUR (b) (c)	200,000	173,968
CaixaBank SA
3 mo. EURIBOR + 1.000% 0.750% VRN 5/26/28 EUR (b) (c)	100,000	98,538
3.750% 9/07/29 EUR (b) (c)	200,000	215,036
1 day USD SOFR + 2.260% 6.037% VRN 6/15/35 (b)	490,000	494,012
1 day USD SOFR + 2.700% 6.208% VRN 1/18/29 (b)	500,000	512,296
5 yr. EUR Swap + 3.550% 6.250% VRN 2/23/33 EUR (b) (c)	100,000	110,964
1 day USD SOFR + 2.080% 6.684% VRN 9/13/27 (b)	420,000	431,038
Ceska sporitelna AS 3 mo. EURIBOR + 1.800%
4.570% VRN 7/03/31 EUR (b) (c)	700,000	757,341
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32	255,000	215,833

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.450% 9/29/27	$119,000	$117,388
1 day USD SOFR + 2.056% 5.827% VRN 2/13/35	1,373,000	1,366,280
Credit Agricole SA
0.875% 1/14/32 EUR (b) (c)	200,000	174,160
Danske Bank AS
1 yr. EURIBOR ICE Swap + 0.880% 0.750% VRN 6/09/29 EUR (b) (c)	100,000	96,026
1 yr. EUR Swap + 0.850% 1.375% VRN 2/17/27 EUR (b) (c)	110,000	112,072
5 yr. EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (b) (c)	100,000	103,329
1 yr. EUR Swap + 1.350% 4.500% VRN 11/09/28 EUR (b) (c)	100,000	107,930
1 yr. CMT + 1.400% 5.705% VRN 3/01/30 (b)	335,000	339,612
Fifth Third Bancorp
1 day USD SOFR + 1.486% 4.895% VRN 9/06/30	155,000	152,881
1 day USD SOFR + 1.840% 5.631% VRN 1/29/32	128,000	129,426
1 day USD SOFR + 2.340% 6.339% VRN 7/27/29	277,000	287,384
Goldman Sachs Group, Inc.
1.625% 7/27/26 EUR (b) (c)	140,000	142,639
1 day USD SOFR + 1.248% 2.383% VRN 7/21/32	433,000	360,863
1 day USD SOFR + 1.846% 3.615% VRN 3/15/28	467,000	454,126
1 yr. U.K. Government Bond + 1.950% 3.625% VRN 10/29/29 GBP (b) (c)	85,000	101,211
3 mo. USD Term SOFR + 1.772% 3.691% VRN 6/05/28	162,000	157,344
1 day USD SOFR + 1.725% 4.482% VRN 8/23/28	442,000	436,885
1 day USD SOFR + 1.135% 4.692% VRN 10/23/30	385,000	376,928
1 day USD SOFR + 1.420% 5.016% VRN 10/23/35	415,000	397,164
HSBC Holdings PLC 3 mo. EURIBOR + 1.290%
4.752% VRN 3/10/28 EUR (b) (c)	140,000	150,229
ING Groep NV
3 mo. EURIBOR + 0.700% 0.375% VRN 9/29/28 EUR (b) (c)	100,000	96,508
3 mo. EURIBOR + 0.850% 1.250% VRN 2/16/27 EUR (b) (c)	200,000	203,326
Intesa Sanpaolo SpA
1.750% 7/04/29 EUR (b) (c)	100,000	98,084
JP Morgan Chase & Co.
3 mo. EURIBOR + 0.840% 1.638% VRN 5/18/28 EUR (b) (c)	100,000	100,481
3 mo. USD Term SOFR + 1.105% 1.764% VRN 11/19/31	811,000	673,872
1 day USD SOFR + 2.040% 2.522% VRN 4/22/31	141,000	124,216
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	225,000	202,683
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	991,000	886,459
1 day USD SOFR + 1.040% 4.603% VRN 10/22/30	385,000	377,675
1 day USD SOFR + 1.340% 4.946% VRN 10/22/35	280,000	269,786
1 day USD SOFR + 1.190% 5.040% VRN 1/23/28	230,000	230,852
1 day USD SOFR + 1.620% 5.336% VRN 1/23/35	212,000	210,654
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (c)	75,000	55,172
4.700% 6/02/37 CAD (c)	65,000	47,816
Landsbankinn Hf.
0.375% 5/23/25 EUR (b) (c)	265,000	271,842
M&T Bank Corp. 1 day USD SOFR + 2.260%
6.082% VRN 3/13/32	365,000	374,164
Morgan Stanley
3 mo. EURIBOR + 0.698% 0.406% VRN 10/29/27 EUR (c)	100,000	99,096
1 day USD SOFR + 0.858% 1.512% VRN 7/20/27	535,000	508,435
3 mo. EURIBOR + 1.954% 5.148% VRN 1/25/34 EUR (c)	100,000	115,558
1 day USD SOFR + 1.450% 5.173% VRN 1/16/30	357,000	357,510
Nationale-Nederlanden Bank NV
0.375% 2/26/25 EUR (b) (c)	100,000	103,134
NatWest Group PLC 5 yr. EUR Swap + 1.270%
1.043% VRN 9/14/32 EUR (b) (c)	135,000	131,377

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OTP Bank Nyrt 3 mo. EURIBOR + 4.523%
7.350% VRN 3/04/26 EUR (b) (c)	$140,000	$145,741
QNB Finance Ltd.
4.875% 1/30/29 (b)	200,000	198,230
Regions Financial Corp. 1 day USD SOFR + 1.490%
5.722% VRN 6/06/30	180,000	182,490
Royal Bank of Canada
4.125% 7/05/28 EUR (b) (c)	100,000	107,955
Santander Holdings USA, Inc. 1 day USD SOFR + 2.138%
6.342% VRN 5/31/35	645,000	653,525
Santander UK Group Holdings PLC
1 yr. EUR Swap + 0.800% 0.603% VRN 9/13/29 EUR (b) (c)	275,000	258,223
1 yr. GBP SONIA Linked ICE Swap + 1.250% 2.421% VRN 1/17/29 GBP (b) (c)	100,000	115,116
Shinhan Bank Co. Ltd.
4.500% 4/12/28 (b)	330,000	325,321
Standard Chartered PLC
1 yr. CMT + 1.000% 1.456% VRN 1/14/27 (b)	295,000	284,130
5 yr. EUR Swap + 2.800% 2.500% VRN 9/09/30 EUR (b) (c)	180,000	185,293
Toronto-Dominion Bank
2.551% 8/03/27 EUR (b) (c)	100,000	102,803
UBS Group AG
1 yr. EUR Swap + 1.950% 2.875% VRN 4/02/32 EUR (b) (c)	185,000	186,556
1 day USD SOFR + 1.730% 3.091% VRN 5/14/32 (b)	550,000	478,380
1 yr. EURIBOR ICE Swap + 4.950% 7.750% VRN 3/01/29 EUR (b) (c)	100,000	117,987
US Bancorp
3 mo. EURIBOR + 1.200% 4.009% VRN 5/21/32 EUR (c)	190,000	202,426
1 day USD SOFR + 1.560% 5.384% VRN 1/23/30	157,000	158,297
1 day USD SOFR + 2.090% 5.850% VRN 10/21/33	145,000	148,193
Wells Fargo & Co. 1 day USD SOFR + 2.130%
4.611% VRN 4/25/53	430,000	359,046
		24,286,863
Beverages — 0.1%
Anheuser-Busch InBev SA
1.150% 1/22/27 EUR (b) (c)	100,000	100,673
1.650% 3/28/31 EUR (b) (c)	165,000	158,396
Carlsberg Breweries AS
0.375% 6/30/27 EUR (b) (c)	100,000	97,850
		356,919
Building Materials — 0.1%
Holcim Finance Luxembourg SA
2.250% 5/26/28 EUR (b) (c)	100,000	101,835
Owens Corning
5.700% 6/15/34	215,000	218,409
5.950% 6/15/54 (d)	220,000	217,390
		537,634
Chemicals — 0.4%
Braskem Netherlands Finance BV
4.500% 1/31/30 (b)	300,000	253,961
Celanese US Holdings LLC
6.330% STEP 7/15/29	98,000	99,999
6.379% STEP 7/15/32	330,000	335,204

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.800% STEP 11/15/30	$117,000	$121,115
MEGlobal BV
2.625% 4/28/28 (b)	200,000	180,998
2.625% 4/28/28 (b)	200,000	180,998
Sociedad Quimica y Minera de Chile SA
5.500% 9/10/34 (b)	320,000	303,162
Westlake Corp.
1.625% 7/17/29 EUR (c)	290,000	280,237
		1,755,674
Commercial Services — 0.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.250% 10/15/26 EUR (b) (c)	100,000	104,505
Autostrade per l'Italia SpA
1.625% 1/25/28 EUR (b) (c)	100,000	99,141
2.000% 12/04/28 EUR (b) (c)	540,000	534,238
2.000% 1/15/30 EUR (b) (c)	625,000	603,228
Belron UK Finance PLC
5.750% 10/15/29 (b)	200,000	197,942
DP World Ltd.
5.250% 12/24/29 (b)	200,000	200,261
Holding d'Infrastructures de Transport SASU
1.475% 1/18/31 EUR (b) (c)	200,000	184,224
Loxam SAS
6.375% 5/15/28 EUR (b) (c)	100,000	107,736
Transurban Finance Co. Pty. Ltd.
1.750% 3/29/28 EUR (b) (c)	100,000	99,746
3.000% 4/08/30 EUR (b) (c)	300,000	308,638
Verisure Holding AB
3.875% 7/15/26 EUR (b) (c)	100,000	103,197
Wolters Kluwer NV
1.500% 3/22/27 EUR (b) (c)	100,000	101,078
		2,643,934
Computers — 0.0%
Booz Allen Hamilton, Inc.
5.950% 8/04/33	151,000	154,361
Distribution & Wholesale — 0.0%
Ritchie Bros Holdings, Inc.
7.750% 3/15/31 (b)	15,000	15,686
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	570,000	496,652
CA Auto Bank SpA
4.750% 1/25/27 EUR (b) (c)	100,000	106,933
Capital One Financial Corp.
1.650% 6/12/29 EUR (c)	300,000	291,556
3.750% 3/09/27	178,000	173,787
1 day USD SOFR + 2.160% 4.985% VRN 7/24/26 (d)	447,000	446,647
1 day USD SOFR + 1.905% 5.700% VRN 2/01/30	80,000	81,096
1 day USD SOFR + 2.260% 6.051% VRN 2/01/35	220,000	223,531
1 day USD SOFR + 3.070% 7.624% VRN 10/30/31	73,000	80,600
Intercontinental Exchange, Inc.
2.650% 9/15/40	110,000	76,843

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Jane Street Group/JSG Finance, Inc.
6.125% 11/01/32 (b)	$95,000	$94,116
7.125% 4/30/31 (b)	295,000	303,162
Jerrold Finco PLC
5.250% 1/15/27 GBP (b) (c)	100,000	123,375
Kane Bidco Ltd.
5.000% 2/15/27 EUR (b) (c)	225,000	232,950
London Stock Exchange Group PLC
1.750% 12/06/27 EUR (b) (c)	100,000	100,770
Navient Corp.
5.625% 8/01/33	70,000	60,571
9.375% 7/25/30	270,000	288,466
11.500% 3/15/31	130,000	145,382
OneMain Finance Corp.
9.000% 1/15/29	270,000	286,300
		3,612,737
Electric — 2.7%
Alpha Generation LLC
6.750% 10/15/32 (b)	110,000	108,831
American Electric Power Co., Inc.
5.200% 1/15/29	170,000	171,282
Appalachian Power Co.
5.650% 4/01/34	99,000	99,297
AusNet Services Holdings Pty. Ltd.
1.500% 2/26/27 EUR (b) (c)	100,000	100,776
Chile Electricity Lux MPC II SARL
5.580% 10/20/35 (b)	200,000	194,306
Comision Federal de Electricidad
5.700% 1/24/30 (b)	200,000	192,000
6.450% 1/24/35 (b)	590,000	557,088
Constellation Energy Generation LLC
5.750% 3/15/54	680,000	661,138
DTE Energy Co.
4.875% 6/01/28	76,000	75,734
5.100% 3/01/29	544,000	545,254
Duke Energy Corp.
3.750% 4/01/31 EUR (c)	100,000	105,276
5.000% 8/15/52	447,000	390,092
E.ON International Finance BV
6.250% 6/03/30 GBP (b) (c)	305,000	401,156
EDP SA
2.875% 6/01/26 EUR (b) (c)	200,000	207,620
Electricite de France SA
6.125% 6/02/34 GBP (b) (c)	100,000	126,430
Engie SA
5.250% 4/10/29 (b)	200,000	200,626
5.625% 4/10/34 (b)	220,000	220,083
Eversource Energy
5.850% 4/15/31	311,000	319,003
5.950% 7/15/34	591,000	605,454
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% 1/31/41 (b)	260,000	254,527
FirstEnergy Corp.
2.250% 9/01/30	68,000	58,317
2.650% 3/01/30	368,000	326,210
3.400% 3/01/50	466,000	316,431
FirstEnergy Transmission LLC
4.550% 1/15/30 (b)	80,000	77,882

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 1/15/35 (b)	$125,000	$120,768
Indianapolis Power & Light Co.
5.700% 4/01/54 (b)	128,000	125,686
IPALCO Enterprises, Inc.
5.750% 4/01/34	220,000	220,366
Minejesa Capital BV
5.625% 8/10/37 (b)	310,000	288,245
National Grid Electricity Distribution East Midlands PLC
3.530% 9/20/28 EUR (b) (c)	100,000	105,426
NextEra Energy Capital Holdings, Inc.
2.440% 1/15/32	369,000	307,726
Niagara Mohawk Power Corp.
5.664% 1/17/54 (b)	217,000	210,166
NRG Energy, Inc.
4.450% 6/15/29 (b)	144,000	137,532
Orsted AS
3.750% 3/01/30 EUR (b) (c)	400,000	425,767
4.875% 1/12/32 GBP (b) (c)	150,000	181,560
Pacific Gas & Electric Co.
2.100% 8/01/27	325,000	303,191
2.500% 2/01/31	395,000	337,756
3.500% 8/01/50	200,000	137,007
5.800% 5/15/34	298,000	304,711
6.700% 4/01/53	123,000	133,122
6.750% 1/15/53	311,000	338,844
6.950% 3/15/34	225,000	246,425
Palomino Funding Trust I
7.233% 5/17/28 (b)	290,000	303,617
RTE Reseau de Transport d'Electricite SADIR
0.750% 1/12/34 EUR (b) (c)	200,000	165,360
Sempra
3.400% 2/01/28	81,000	77,429
Southern Co.
5.200% 6/15/33	565,000	558,531
5.700% 3/15/34	502,000	512,363
State Grid Overseas Investment BVI Ltd.
1.375% 5/02/25 EUR (b) (c)	100,000	102,861
Talen Energy Supply LLC
8.625% 6/01/30 (b)	250,000	266,425
Vistra Corp.
5 yr. CMT + 6.930% 8.000% VRN (b) (e)	355,000	362,300
5 yr. CMT + 5.045% 8.875% VRN (b) (e)	390,000	416,080
Vistra Operations Co. LLC
6.000% 4/15/34 (b)	141,000	142,882
6.950% 10/15/33 (b)	162,000	174,313
7.750% 10/15/31 (b)	105,000	110,152
		13,431,424
Engineering & Construction — 0.5%
ABB Finance BV
3.250% 1/16/27 EUR (b) (c)	100,000	105,123
3.375% 1/16/31 EUR (b) (c)	115,000	122,193
Avinor AS
0.750% 10/01/30 EUR (b) (c)	140,000	127,812
Cellnex Telecom SA
1.750% 10/23/30 EUR (b) (c)	1,200,000	1,142,780
Heathrow Funding Ltd.
2.750% 10/13/31 GBP (b) (c)	225,000	253,682

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HTA Group Ltd.
7.500% 6/04/29 (b)	$200,000	$203,507
Sitios Latinoamerica SAB de CV
5.375% 4/04/32 (b)	200,000	187,657
Sydney Airport Finance Co. Pty. Ltd.
4.375% 5/03/33 EUR (b) (c)	220,000	241,550
		2,384,304
Entertainment — 0.2%
Caesars Entertainment, Inc.
7.000% 2/15/30 (b)	115,000	117,133
Cirsa Finance International SARL
7.875% 7/31/28 EUR (b) (c)	120,000	131,455
Inter Media & Communication SpA
6.750% 2/09/27 EUR (b) (c)	142,461	150,168
Motion Finco SARL
7.375% 6/15/30 EUR (b) (c)	170,000	179,113
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.625% 5/01/32 (b)	190,000	192,568
		770,437
Food — 0.2%
Bimbo Bakeries USA, Inc.
6.050% 1/15/29 (b)	225,000	229,662
6.400% 1/15/34 (b)	200,000	208,502
Mars, Inc.
4.750% 4/20/33 (b)	374,000	360,678
Mondelez International, Inc.
1.625% 3/08/27 EUR (c)	100,000	101,329
Tesco Corporate Treasury Services PLC
2.750% 4/27/30 GBP (b) (c)	150,000	167,054
		1,067,225
Forest Products & Paper — 0.0%
Mondi Finance Europe GmbH
2.375% 4/01/28 EUR (b) (c)	100,000	102,080
Gas — 0.2%
APA Infrastructure Ltd.
0.750% 3/15/29 EUR (b) (c)	195,000	182,538
2.000% 3/22/27 EUR (b) (c)	100,000	101,375
3.500% 3/22/30 GBP (b) (c)	150,000	172,233
5.125% 9/16/34 (b)	75,000	71,411
5.750% 9/16/44 (b) (d)	100,000	97,800
Boston Gas Co.
6.119% 7/20/53 (b)	131,000	129,087
NiSource, Inc.
5.250% 3/30/28	73,000	73,632
Snam SpA
0.875% 10/25/26 EUR (b) (c)	185,000	185,538
		1,013,614
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.050% 4/15/28	370,000	376,335

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Stanley Black & Decker, Inc.
2.750% 11/15/50 (d)	$215,000	$123,581
		499,916
Health Care - Products — 0.5%
Becton Dickinson Euro Finance SARL
1.213% 2/12/36 EUR (c)	100,000	82,330
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% 4/01/29 (b)	270,000	272,847
Medtronic Global Holdings SCA
0.375% 10/15/28 EUR (c)	100,000	94,653
Revvity, Inc.
1.900% 9/15/28	348,000	311,715
2.250% 9/15/31	186,000	153,258
3.300% 9/15/29	191,000	176,224
Sartorius Finance BV
4.375% 9/14/29 EUR (b) (c)	300,000	325,346
4.500% 9/14/32 EUR (b) (c)	100,000	109,136
4.875% 9/14/35 EUR (b) (c)	300,000	333,325
Solventum Corp.
5.400% 3/01/29 (b)	369,000	369,928
5.900% 4/30/54 (b)	390,000	379,361
Thermo Fisher Scientific, Inc.
0.875% 10/01/31 EUR (c)	140,000	125,720
		2,733,843
Health Care - Services — 1.2%
Centene Corp.
2.450% 7/15/28	196,000	176,382
2.625% 8/01/31	267,000	219,868
3.375% 2/15/30	437,000	389,227
4.250% 12/15/27	81,000	78,465
4.625% 12/15/29	824,000	779,306
Elevance Health, Inc.
4.750% 2/15/30	155,000	153,145
4.950% 11/01/31	210,000	206,521
5.125% 2/15/53	187,000	166,366
Fresenius SE & Co. KGaA
5.000% 11/28/29 EUR (b) (c)	100,000	112,054
HCA, Inc.
3.500% 9/01/30	509,000	462,274
5.450% 9/15/34	195,000	190,065
Health Care Service Corp. A Mutual Legal Reserve Co.
5.200% 6/15/29 (b)	165,000	165,751
5.450% 6/15/34 (b)	215,000	214,826
5.875% 6/15/54 (b)	435,000	421,074
Humana, Inc.
4.875% 4/01/30	468,000	457,913
5.375% 4/15/31	260,000	257,825
Icon Investments Six DAC
5.849% 5/08/29	200,000	203,805
6.000% 5/08/34	200,000	201,924
IQVIA, Inc.
6.250% 2/01/29	322,000	332,928
Molina Healthcare, Inc.
6.250% 1/15/33 (b)	90,000	88,951

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sutter Health
5.164% 8/15/33	$119,000	$118,106
UnitedHealth Group, Inc.
4.500% 4/15/33	356,000	337,764
5.000% 4/15/34	531,000	518,176
		6,252,716
Holding Company - Diversified — 0.0%
ProGroup AG
5.375% 4/15/31 EUR (b) (c)	70,000	70,911
Home Furnishing — 0.0%
Electrolux AB
4.500% 9/29/28 EUR (b) (c)	100,000	107,230
Insurance — 1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% 10/01/31 (b)	140,000	138,617
6.750% 4/15/28 (b)	215,000	215,506
7.000% 1/15/31 (b)	70,000	70,273
Arthur J Gallagher & Co.
4.850% 12/15/29	75,000	74,656
5.000% 2/15/32	25,000	24,674
5.750% 7/15/54	70,000	68,804
6.750% 2/15/54	425,000	470,545
Athene Global Funding
0.832% 1/08/27 EUR (b) (c)	165,000	163,978
5.526% 7/11/31 (b)	430,000	430,988
5.684% 2/23/26 (b)	539,000	543,393
CNO Financial Group, Inc.
5.250% 5/30/25	185,000	185,015
CNO Global Funding
4.950% 9/09/29 (b)	85,000	84,242
Corebridge Financial, Inc.
3.850% 4/05/29	81,000	77,348
3.900% 4/05/32	251,000	228,449
Corebridge Global Funding
5.200% 1/12/29 (b)	76,000	76,421
Credit Agricole Assurances SA 5 yr. EURIBOR ICE Swap + 2.650%
2.625% VRN 1/29/48 EUR (b) (c)	200,000	200,726
First American Financial Corp.
2.400% 8/15/31	460,000	378,451
Hannover Rueck SE
1.125% 4/18/28 EUR (b) (c)	100,000	98,865
3 mo. EURIBOR + 2.380% 1.125% VRN 10/09/39 EUR (b) (c)	200,000	186,719
HUB International Ltd.
7.250% 6/15/30 (b)	295,000	302,301
Jackson Financial, Inc.
5.170% 6/08/27	340,000	341,463
Jones Deslauriers Insurance Management, Inc.
8.500% 3/15/30 (b)	187,000	196,687
Legal & General Group PLC 5 yr. U.K. Government Bond + 4.580%
5.375% VRN 10/27/45 GBP (b) (c)	185,000	231,283
Metropolitan Life Global Funding I
5.000% 1/10/30 GBP (b) (c)	100,000	125,678
NN Group NV
1.625% 6/01/27 EUR (b) (c)	100,000	101,590

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Panther Escrow Issuer LLC
7.125% 6/01/31 (b)	$130,000	$131,299
Sammons Financial Group Global Funding
5.100% 12/10/29 (b)	190,000	188,599
		5,336,570
Internet — 0.6%
Alibaba Group Holding Ltd.
5.250% 5/26/35 (b)	320,000	313,378
5.625% 11/26/54 (b)	200,000	194,122
Match Group Holdings II LLC
5.000% 12/15/27 (b)	128,000	123,793
MercadoLibre, Inc.
3.125% 1/14/31	200,000	173,299
Meta Platforms, Inc.
5.400% 8/15/54	110,000	106,520
5.600% 5/15/53	565,000	564,860
Netflix, Inc.
3.625% 5/15/27 EUR (c)	100,000	105,774
3.875% 11/15/29 EUR (b) (c)	125,000	134,640
4.625% 5/15/29 EUR (c)	100,000	110,890
Uber Technologies, Inc.
4.300% 1/15/30	440,000	425,784
4.500% 8/15/29 (b)	405,000	391,671
4.800% 9/15/34	145,000	138,775
5.350% 9/15/54	100,000	92,991
United Group BV
4.625% 8/15/28 EUR (b) (c)	100,000	102,679
		2,979,176
Investment Companies — 0.4%
Gaci First Investment Co.
4.875% 2/14/35 (b)	475,000	446,056
5.125% 2/14/53 (b)	785,000	657,108
HA Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34 (b)	880,000	856,978
		1,960,142
Leisure Time — 0.2%
Carnival Corp.
7.000% 8/15/29 (b)	95,000	98,819
10.500% 6/01/30 (b)	255,000	272,363
Deuce Finco PLC
5.500% 6/15/27 GBP (b) (c)	100,000	122,323
Harley-Davidson Financial Services, Inc.
5.125% 4/05/26 EUR (b) (c)	210,000	222,401
Royal Caribbean Cruises Ltd.
6.250% 3/15/32 (b)	90,000	91,078
6.000% 2/01/33 (b)	85,000	84,798
		891,782
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
6.125% 4/01/32 (b)	130,000	129,646
Hyatt Hotels Corp.
5.375% 12/15/31	265,000	263,743

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Las Vegas Sands Corp.
3.500% 8/18/26	$178,000	$173,382
MGM China Holdings Ltd.
7.125% 6/26/31 (b)	200,000	202,179
Wynn Macau Ltd.
5.500% 1/15/26 (b)	200,000	198,012
		966,962
Machinery - Diversified — 0.1%
AGCO Corp.
5.800% 3/21/34	102,000	102,520
Highland Holdings SARL
0.318% 12/15/26 EUR (c)	122,000	120,473
Ingersoll Rand, Inc.
5.314% 6/15/31	196,000	198,168
5.450% 6/15/34	162,000	163,094
TK Elevator Midco GmbH
4.375% 7/15/27 EUR (b) (c)	100,000	103,326
		687,581
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	210,000	183,020
7.375% 3/01/31 (b)	145,000	147,825
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% 4/01/31	502,000	423,337
3.750% 2/15/28	209,000	199,074
5.250% 4/01/53	50,000	40,356
6.550% 6/01/34	96,000	98,199
6.650% 2/01/34	471,000	484,801
Comcast Corp.
3.250% 11/01/39	251,000	190,197
5.650% 6/01/54	555,000	536,504
Cox Communications, Inc.
5.700% 6/15/33 (b)	193,000	191,738
5.800% 12/15/53 (b)	275,000	251,096
CSC Holdings LLC
11.750% 1/31/29 (b)	200,000	197,515
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (b)	115,000	112,044
RCS & RDS SA
3.250% 2/05/28 EUR (b) (c)	200,000	200,007
Sirius XM Radio LLC
4.000% 7/15/28 (b)	90,000	82,922
5.000% 8/01/27 (b)	71,000	69,049
Summer BidCo BV
10.000% 2/15/29 EUR (b) (c)	108,522	114,661
Time Warner Cable LLC
6.750% 6/15/39	87,000	85,268
7.300% 7/01/38	46,000	46,797
Videotron Ltd.
5.700% 1/15/35 (b)	380,000	372,961
VZ Secured Financing BV
3.500% 1/15/32 EUR (b) (c)	100,000	95,847

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ziggo BV
2.875% 1/15/30 EUR (b) (c)	$100,000	$96,982
		4,220,200
Mining — 0.4%
Anglo American Capital PLC
3.375% 3/11/29 GBP (b) (c)	140,000	163,476
Corp. Nacional del Cobre de Chile
6.300% 9/08/53 (b)	420,000	409,571
6.440% 1/26/36 (b)	270,000	275,090
Freeport Indonesia PT
4.763% 4/14/27 (b)	240,000	236,738
5.315% 4/14/32 (b)	505,000	491,770
Freeport-McMoRan, Inc.
4.250% 3/01/30	165,000	156,805
4.375% 8/01/28	161,000	156,599
4.625% 8/01/30	63,000	61,065
5.000% 9/01/27	38,000	37,989
5.450% 3/15/43	165,000	154,166
		2,143,269
Miscellaneous - Manufacturing — 0.0%
Knorr-Bremse AG
3.250% 9/21/27 EUR (b) (c)	100,000	104,705
Multi-National — 0.0%
Inter American Development Bank
1.745% STEP 7/31/33 (f) (g)	100,000	100,004
Oil & Gas — 1.9%
BP Capital Markets PLC
2.213% 9/25/26 EUR (b) (c)	160,000	164,659
Continental Resources, Inc.
4.375% 1/15/28	81,000	78,758
Coterra Energy, Inc.
5.400% 2/15/35	230,000	223,029
5.600% 3/15/34	92,000	91,178
Diamondback Energy, Inc.
5.150% 1/30/30	136,000	136,289
5.400% 4/18/34	618,000	607,641
5.750% 4/18/54	252,000	236,484
5.900% 4/18/64	264,000	247,825
6.250% 3/15/53	186,000	185,549
Eni SpA
5.500% 5/15/34 (b)	360,000	355,813
5.950% 5/15/54 (b)	445,000	427,233
Expand Energy Corp.
4.750% 2/01/32	237,000	220,601
5.375% 2/01/29	261,000	257,098
5.375% 3/15/30	279,000	272,816
Hilcorp Energy I LP/Hilcorp Finance Co.
7.250% 2/15/35 (b)	60,000	56,408
8.375% 11/01/33 (b)	179,000	182,722
Occidental Petroleum Corp.
5.550% 10/01/34	180,000	175,081
6.050% 10/01/54	75,000	71,159
6.125% 1/01/31	329,000	336,639

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.200% 3/15/40	$267,000	$263,048
6.375% 9/01/28	110,000	113,416
6.450% 9/15/36	199,000	203,722
6.625% 9/01/30	505,000	528,480
7.500% 5/01/31	285,000	311,579
8.500% 7/15/27	97,000	103,646
8.875% 7/15/30	646,000	737,766
Petroleos Mexicanos
4.875% 2/21/28 EUR (b) (c)	460,000	450,751
6.840% 1/23/30	420,000	383,644
8.750% 6/02/29	575,000	576,005
QatarEnergy
3.125% 7/12/41 (b)	300,000	221,514
Raizen Fuels Finance SA
5.700% 1/17/35 (b)	320,000	296,240
6.450% 3/05/34 (b)	200,000	197,683
6.950% 3/05/54 (b)	200,000	197,275
Sunoco LP
7.000% 5/01/29 (b)	15,000	15,394
7.250% 5/01/32 (b)	102,000	105,364
Var Energi ASA
5.500% 5/04/29 EUR (b) (c)	320,000	356,245
Wintershall Dea Finance BV
1.332% 9/25/28 EUR (b) (c)	400,000	383,997
		9,772,751
Packaging & Containers — 0.0%
Smurfit Westrock Financing DAC
5.418% 1/15/35 (b)	200,000	198,551
Pharmaceuticals — 1.6%
AbbVie, Inc.
2.125% 11/17/28 EUR (c)	100,000	101,261
2.625% 11/15/28 EUR (c)	225,000	231,915
4.050% 11/21/39	230,000	196,496
4.250% 11/21/49	277,000	225,213
5.050% 3/15/34	1,276,000	1,260,664
Astrazeneca Finance LLC
5.000% 2/26/34	1,005,000	993,990
Bayer US Finance LLC
6.375% 11/21/30 (b)	480,000	493,807
Becton Dickinson & Co.
2.823% 5/20/30	433,000	387,865
3.020% 5/24/25 GBP (c)	150,000	186,140
3.519% 2/08/31 EUR (c)	113,000	118,954
CVS Health Corp.
5.050% 3/25/48	699,000	576,357
5.300% 6/01/33	390,000	373,871
5.625% 2/21/53	366,000	324,619
5 yr. CMT + 2.516% 6.750% VRN 12/10/54	265,000	259,843
5 yr. CMT + 2.886% 7.000% VRN 3/10/55	390,000	391,309
Eli Lilly & Co.
4.700% 2/09/34	1,020,000	988,695
Gruenenthal GmbH
6.750% 5/15/30 EUR (b) (c)	100,000	110,808
Pfizer Investment Enterprises Pte. Ltd.
4.750% 5/19/33	385,000	374,097
5.340% 5/19/63	374,000	343,311

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Utah Acquisition Sub, Inc.
3.125% 11/22/28 EUR (b) (c)	$155,000	$161,320
		8,100,535
Pipelines — 1.3%
Boardwalk Pipelines LP
3.400% 2/15/31	756,000	675,396
Cheniere Energy Partners LP
4.500% 10/01/29	107,000	103,595
5.750% 8/15/34 (b)	607,000	611,030
5.950% 6/30/33	318,000	325,534
Cheniere Energy, Inc.
4.625% 10/15/28	162,000	158,486
5.650% 4/15/34	395,000	397,269
Columbia Pipelines Holding Co. LLC
5.681% 1/15/34 (b)	390,000	385,170
Enbridge, Inc.
5.625% 4/05/34	322,000	323,896
Energy Transfer LP
6.400% 12/01/30	264,000	278,951
Greensaif Pipelines Bidco SARL
5.853% 2/23/36 (b)	290,000	286,246
Kinetik Holdings LP
5.875% 6/15/30 (b)	90,000	88,587
6.625% 12/15/28 (b)	41,000	41,943
ONEOK, Inc.
4.400% 10/15/29	190,000	184,206
4.750% 10/15/31	260,000	251,500
5.650% 11/01/28	76,000	77,550
Sabine Pass Liquefaction LLC
4.200% 3/15/28	84,000	82,013
South Bow Canadian Infrastructure Holdings Ltd. 5 yr. CMT + 3.667%
7.500% VRN 3/01/55 (b)	105,000	108,572
South Bow USA Infrastructure Holdings LLC
5.026% 10/01/29 (b)	90,000	88,434
Targa Resources Corp.
6.150% 3/01/29	210,000	217,970
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32	107,000	97,343
4.875% 2/01/31	20,000	19,311
5.000% 1/15/28	76,000	75,176
5.500% 3/01/30	128,000	128,403
6.875% 1/15/29	181,000	185,243
Transcanada Trust 3 mo. CAD CDOR + 3.080%
4.650% VRN 5/18/77 CAD (c)	650,000	448,572
Venture Global Calcasieu Pass LLC
4.125% 8/15/31 (b)	100,000	89,553
6.250% 1/15/30 (b)	70,000	70,653
Venture Global LNG, Inc.
8.375% 6/01/31 (b)	65,000	67,790
5 yr. CMT + 5.440% 9.000% VRN (b) (e)	105,000	109,782
9.500% 2/01/29 (b)	355,000	392,370
9.875% 2/01/32 (b)	65,000	71,323
Western Midstream Operating LP
4.500% 3/01/28	81,000	79,296
6.350% 1/15/29	76,000	78,597

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Williams Cos., Inc.
5.150% 3/15/34	$140,000	$136,114
		6,735,874
Private Equity — 0.1%
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (b)	234,000	243,809
Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL
1.750% 3/12/29 EUR (b) (c)	180,000	173,334
Howard Hughes Corp.
5.375% 8/01/28 (b)	140,000	135,987
Logicor Financing SARL
0.875% 1/14/31 EUR (b) (c)	600,000	529,669
3.250% 11/13/28 EUR (b) (c)	170,000	175,548
		1,014,538
Real Estate Investment Trusts (REITS) — 0.7%
Alexandria Real Estate Equities, Inc.
5.250% 5/15/36	60,000	58,227
American Homes 4 Rent LP
5.250% 3/15/35 (d)	100,000	97,305
American Tower Corp.
5.450% 2/15/34	421,000	421,720
Brixmor Operating Partnership LP
4.050% 7/01/30	255,000	241,077
4.125% 5/15/29	136,000	130,510
Crown Castle, Inc.
5.800% 3/01/34	196,000	199,678
Equinix Europe 2 Financing Corp. LLC
3.650% 9/03/33 EUR (c)	190,000	197,732
Goodman US Finance Six LLC
5.125% 10/07/34 (b) (d)	105,000	101,284
Healthcare Realty Holdings LP
2.050% 3/15/31	196,000	158,783
3.625% 1/15/28	722,000	685,772
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (b) (c)	200,000	205,055
Invitation Homes Operating Partnership LP
4.875% 2/01/35	215,000	203,395
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.750% 2/01/27	55,000	55,302
Praemia Healthcare SACA
0.875% 11/04/29 EUR (b) (c)	200,000	183,236
Prologis LP
2.250% 6/30/29 GBP (c)	150,000	169,249
Segro Capital SARL
1.875% 3/23/30 EUR (b) (c)	185,000	179,944
		3,288,269
Retail — 0.2%
Ferguson Enterprises, Inc.
5.000% 10/03/34	50,000	47,783

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Depot, Inc.
4.950% 6/25/34	$425,000	$419,258
Lowe's Cos., Inc.
4.250% 4/01/52	96,000	74,922
5.750% 7/01/53	128,000	125,324
Next Group PLC
3.625% 5/18/28 GBP (b) (c)	250,000	300,639
Yum! Brands, Inc.
5.375% 4/01/32	110,000	106,531
		1,074,457
Savings & Loans — 0.0%
Nationwide Building Society 3 mo. EURIBOR + 0.930%
1.500% VRN 3/08/26 EUR (b) (c)	140,000	144,690
Semiconductors — 0.5%
Broadcom, Inc.
3.419% 4/15/33 (b)	382,000	334,377
4.350% 2/15/30	485,000	471,902
4.550% 2/15/32	185,000	178,900
5.150% 11/15/31	315,000	317,040
Intel Corp.
3.250% 11/15/49	646,000	385,641
Marvell Technology, Inc.
2.950% 4/15/31	284,000	249,117
Micron Technology, Inc.
6.750% 11/01/29	251,000	267,233
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.125% 2/15/42	79,000	54,997
3.250% 11/30/51	129,000	82,740
3.400% 5/01/30	191,000	175,438
4.300% 6/18/29	116,000	112,599
		2,629,984
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
5.353% 1/15/30	50,000	50,099
5.749% 1/15/35	90,000	89,757
		139,856
Software — 0.3%
AppLovin Corp.
5.375% 12/01/31	125,000	125,032
Cadence Design Systems, Inc.
4.300% 9/10/29	180,000	176,461
4.700% 9/10/34	105,000	100,667
Ellucian Holdings, Inc.
6.500% 12/01/29 (b)	55,000	55,023
Fiserv, Inc.
1.625% 7/01/30 EUR (c)	100,000	95,873
3.000% 7/01/31 GBP (c)	125,000	138,426
4.500% 5/24/31 EUR (c)	200,000	220,709
IPD 3 BV
8.000% 6/15/28 EUR (b) (c)	100,000	109,282
Oracle Corp.
3.600% 4/01/50	269,000	188,464

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.950% 3/25/51	$299,000	$221,471
UKG, Inc.
6.875% 2/01/31 (b)	115,000	116,671
		1,548,079
Telecommunications — 1.0%
Altice Financing SA
4.250% 8/15/29 EUR (b) (c)	100,000	78,725
Altice France SA
3.375% 1/15/28 EUR (b) (c)	135,000	105,579
America Movil SAB de CV
5.750% 6/28/30 GBP (c)	100,000	129,057
AT&T, Inc.
3.950% 4/30/31 EUR (c)	125,000	135,098
Chorus Ltd.
3.625% 9/07/29 EUR (c)	100,000	105,583
Lorca Telecom Bondco SA
4.000% 9/18/27 EUR (b) (c)	235,000	243,425
Motorola Solutions, Inc.
5.400% 4/15/34	183,000	183,074
NBN Co. Ltd.
4.125% 3/15/29 EUR (b) (c)	355,000	385,254
Orange SA
3.250% 1/15/32 GBP (b) (c)	200,000	223,791
Rogers Communications, Inc.
3.800% 3/15/32	251,000	225,724
4.350% 5/01/49	34,000	26,572
4.550% 3/15/52	625,000	499,640
5.000% 2/15/29	436,000	433,221
5.300% 2/15/34	489,000	476,610
Sprint Capital Corp.
6.875% 11/15/28	569,000	603,984
8.750% 3/15/32	357,000	426,223
TDC Net AS
5.056% 5/31/28 EUR (b) (c)	100,000	107,964
5.618% 2/06/30 EUR (b) (c)	100,000	109,985
Tele2 AB
2.125% 5/15/28 EUR (b) (c)	100,000	100,460
Verizon Communications, Inc.
2.625% 12/01/31 EUR (c)	125,000	125,150
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (b) (c)	155,000	165,423
7.750% 4/15/32 (b)	270,000	272,124
		5,162,666
Toys, Games & Hobbies — 0.1%
Mattel, Inc.
5.875% 12/15/27 (b)	366,000	366,664
Transportation — 0.2%
Brambles Finance PLC
4.250% 3/22/31 EUR (b) (c)	180,000	197,150
Burlington Northern Santa Fe LLC
5.500% 3/15/55	345,000	338,903
Empresa de los Ferrocarriles del Estado
3.068% 8/18/50 (b)	600,000	360,000

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Genesee & Wyoming, Inc.
6.250% 4/15/32 (b)	$100,000	$100,603
		996,656
Water — 0.1%
Severn Trent Utilities Finance PLC
4.625% 11/30/34 GBP (b) (c)	160,000	186,930
Veolia Environnement SA
1.940% 1/07/30 EUR (b) (c)	200,000	196,683
		383,613

TOTAL CORPORATE DEBT (Cost $134,814,389)		131,147,416

MUNICIPAL OBLIGATIONS — 0.1%
California — 0.0%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series C,
6.582% 5/15/39	90,000	95,122
Illinois — 0.0%
State of Illinois, General Obligation,
7.350% 7/01/35	90,357	96,334
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, General Obligation, Series CW,
0.000% 11/01/43 (h)	610,099	373,686

TOTAL MUNICIPAL OBLIGATIONS (Cost $510,745)		565,142

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Automobile Asset-Backed Securities — 1.8%
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C
5.800% 12/18/28	400,000	406,964
Bayview Opportunity Master Fund VII LLC
Series 2024-CAR1, Class A, 30 day USD SOFR Average + 1.100% 5.669% FRN 12/26/31 (b)	224,350	225,005
Series 2024-CAR1, Class C, 30 day USD SOFR Average + 1.500% 6.069% FRN 12/26/31 (b)	178,056	178,922
CarMax Auto Owner Trust
Series 2024-3, Class A4, 4.850% 1/15/30	100,000	99,690
Series 2024-3, Class A3, 4.890% 7/16/29	240,000	240,020
Series 2024-1, Class B, 5.170% 8/15/29	70,000	69,799
CarMax Select Receivables Trust
Series 2024-A, Class B, 5.350% 1/15/30	145,000	146,558
Series 2024-A, Class A3, 5.400% 11/15/28	125,000	126,252
Carvana Auto Receivables Trust
Series 2024-P2, Class A4, 5.210% 6/10/30	335,000	339,186
Series 2024-N1, Class A3, 5.600% 3/10/28 (b)	185,000	185,963
Series 2024-N1, Class B, 5.630% 5/10/30 (b)	225,000	226,913
Series 2024-N2, Class A3, 5.710% 7/10/28 (b)	355,000	359,317
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.690% 7/20/27 (b)	60,000	60,105
Series 2024-4, Class A4, 4.700% 6/20/31 (b)	95,000	94,143
Series 2024-3, Class A3, 4.980% 8/21/28 (b)	155,000	155,729
Series 2024-3, Class A4, 5.060% 3/20/31 (b)	110,000	110,690
Series 2024-1, Class A3, 5.160% 9/20/30 (b)	280,000	283,454

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Exeter Automobile Receivables Trust
Series 2022-3A, Class C, 5.300% 9/15/27	$503,382	$504,021
Series 2023-1A, Class D, 6.690% 6/15/29	85,000	86,283
Ford Credit Auto Lease Trust
Series 2024-A, Class A4, 5.050% 6/15/27	120,000	120,230
Series 2023-A, Class C, 5.540% 12/15/26	850,000	853,094
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.220% 3/15/30	200,000	201,061
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class A1, 4.300% 9/15/29 (b)	230,000	227,442
Series 2024-3, Class B, 4.500% 9/15/29 (b)	155,000	154,046
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1
6.153% 5/20/32 (b)	275,906	278,902
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A
5.590% 4/25/29 (b)	305,000	307,970
Octane Receivables Trust
Series 2024-RVM1, Class A, 5.010% 1/22/46 (b)	135,000	135,055
Series 2024-1A, Class A2, 5.680% 5/20/30 (b)	215,818	217,628
Series 2023-1A, Class A, 5.870% 5/21/29 (b)	46,346	46,553
Series 2023-3A, Class B, 6.480% 7/20/29 (b)	150,000	153,679
Series 2023-3A, Class C, 6.740% 8/20/29 (b)	100,000	102,376
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4
4.260% 9/20/30 (b)	230,000	228,594
Santander Bank Auto Credit-Linked Notes
Series 2021-1A, Class B, 1.833% 12/15/31 (b)	170	170
Series 2023-B, Class B, 5.640% 12/15/33 (b)	213,876	215,213
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570% 1/15/27 (b)	735,000	716,578
Santander Drive Auto Receivables Trust, Series 2021-4, Class D
1.670% 10/15/27	281,907	277,337
SBNA Auto Lease Trust
Series 2024-C, Class A4, 4.420% 3/20/29 (b)	90,000	89,544
Series 2024-C, Class A3, 4.560% 2/22/28 (b)	185,000	185,074
Series 2024-A, Class A4, 5.240% 1/22/29 (b)	165,000	166,338
Series 2024-A, Class A3, 5.390% 11/20/26 (b)	175,000	175,983
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4, 4.940% 1/21/31 (b)	130,000	130,661
Series 2024-1A, Class C, 5.510% 1/20/32 (b)	65,000	65,279
US Bank NA, Series 2023-1, Class B
6.789% 8/25/32 (b)	133,853	135,760
		9,083,581
Commercial Mortgage-Backed Securities — 1.3%
Bank5
Series 2024-5YR8, Class A3, 5.884% 8/15/57	345,000	353,827
Series 2024-5YR12, Class A3, 5.902% VRN 12/15/57 (i)	205,000	210,612
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014% 7/15/57	120,000	123,943
Series 2019-BWAY, Class D, 1 mo. USD Term SOFR + 2.274% 6.672% FRN 11/15/34 (b)	245,000	2,450
BMO Mortgage Trust, Series 2024-5C5, Class A3
5.857% 2/15/57	935,000	956,038
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, 1 mo. USD Term SOFR + 1.323% 5.770% FRN 1/15/42 (b)	295,000	294,539
Series 2024-GPA3, Class A, 1 mo. USD Term SOFR + 1.293% 5.800% FRN 12/15/39 (b)	420,000	419,869

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2024-MDHS, Class A, 1 mo. USD Term SOFR + 1.641% 6.038% FRN 5/15/41 (b)	$946,812	$951,545
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B
3.267% 11/15/52	295,000	259,542
COMM Mortgage Trust, Series 2015-CR23, Class AM
3.801% 5/10/48	195,000	193,519
CONE Trust, Series 2024-DFW1, Class A, 1 mo. USD Term SOFR + 1.642%
6.039% FRN 8/15/41 (b)	415,000	417,074
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (b)	151,621	146,631
Series 2020-NET, Class C, 3.526% 8/15/37 (b)	480,000	464,199
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (b)	115,000	107,386
MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 1 mo. USD Term SOFR + 1.592%
5.989% FRN 5/15/41 (b)	330,000	328,351
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 1 mo. USD Term SOFR + 1.392%
5.789% FRN 5/15/39 (b)	690,000	689,786
TX Trust, Series 2024-HOU, Class A, 1 mo. USD Term SOFR + 1.591%
5.989% FRN 6/15/39 (b)	190,000	189,527
VNDO Trust, Series 2016-350P, Class D,
3.903% VRN 1/10/35 (b) (i)	215,000	204,124
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
5.937% VRN 3/15/40 (b) (i)	285,000	285,901
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 1 mo. USD Term SOFR + 1.914%
6.313% FRN 2/15/40 (b)	324,000	320,868
		6,919,731
Other Asset-Backed Securities — 4.3%
522 Funding CLO Ltd., Series 2019-5A, Class BR, 3 mo. USD Term SOFR + 1.850%
6.506% FRN 4/15/35 (b)	465,000	465,398
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class C
2.370% 4/20/28 (b)	175,000	171,840
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2
5.380% 1/21/31 (b)	344,473	347,664
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2
5.190% 7/21/31 (b)	385,000	387,890
Auxilior Term Funding LLC
Series 2024-1A, Class A3, 5.490% 7/15/31 (b)	140,000	140,480
Series 2024-1A, Class A2, 5.840% 3/15/27 (b)	170,000	171,227
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (b)	86,423	84,744
CCG Receivables Trust, Series 2024-1, Class A2
4.990% 3/15/32 (b)	380,000	382,364
CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD Term SOFR + 1.320%
5.794% FRN 1/18/38 (b)	485,000	485,069
Clarus Capital Funding LLC, Series 2024-1A, Class A2
4.710% 8/20/32 (b)	190,000	189,291
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2
4.940% 1/25/52 CAD (b) (c)	275,000	185,400
Crossroads Asset Trust, Series 2024-A, Class A2
5.900% 8/20/30 (b)	218,367	221,125

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2, 4.500% 5/20/49 (b)	$875,000	$835,599
Series 2024-3A, Class A2, 4.650% 5/20/49 (b)	435,000	404,017
Dell Equipment Finance Trust
Series 2024-2, Class A3, 4.590% 8/22/30 (b)	260,000	259,799
Series 2024-1, Class C, 5.730% 3/22/30 (b)	100,000	100,893
Series 2023-3, Class C, 6.170% 4/23/29 (b)	125,000	127,194
DLLST LLC
Series 2024-1A, Class A4, 4.930% 4/22/30 (b)	45,000	44,955
Series 2024-1A, Class A3, 5.050% 8/20/27 (b)	190,000	190,520
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (b)	530,689	497,810
Series 2020-1A, Class A2, 3.786% 7/20/50 (b)	256,958	245,791
Series 2019-1A, Class A2, 4.641% 4/20/49 (b)	156,358	154,000
Dryden 45 Senior Loan Fund, Series 2016-45A, Class A1RR, 3 mo. USD Term SOFR + 1.080%
5.736% FRN 10/15/30 (b)	225,024	225,069
Dryden 93 CLO Ltd., Series 2021-93A, Class BR, 3 mo. USD Term SOFR + 1.700%
6.031% FRN 1/15/38 (b)	255,000	255,044
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.160% 2/25/38 (b)	148,276	151,221
Series 2023-A, Class B, 6.530% 2/25/38 (b)	119,151	120,913
Elmwood CLO 20 Ltd., Series 2022-7A, Class AR, 3 mo. USD Term SOFR + 1.500%
6.148% FRN 1/17/37 (b)	305,000	305,411
FirstKey Homes Trust, Series 2020-SFR2, Class C
1.667% 10/19/37 (b)	340,000	330,654
Hardee's Funding LLC
Series 2021-1A, Class A2, 2.865% 6/20/51 (b)	289,500	259,844
Series 2024-1A, Class A2, 7.253% 3/20/54 (b)	620,313	624,967
Highbridge Loan Management Ltd., Series 5A-2015, Class A1R3, 3 mo. USD Term SOFR + 1.060%
6.068% FRN 10/15/30 (b)	250,000	250,246
HPEFS Equipment Trust
Series 2022-1A, Class C, 1.960% 5/21/29 (b)	35,032	34,942
Series 2022-1A, Class D, 2.400% 11/20/29 (b)	350,000	346,438
Series 2024-2A, Class B, 5.350% 10/20/31 (b)	100,000	100,988
Series 2024-2A, Class A3, 5.360% 10/20/31 (b)	145,000	146,326
Series 2023-2A, Class B, 6.250% 1/21/31 (b)	100,000	101,363
Series 2023-2A, Class C, 6.480% 1/21/31 (b)	140,000	142,265
Series 2023-2A, Class D, 6.970% 7/21/31 (b)	100,000	100,719
HPS Loan Management Ltd., Series 11A-17, Class BR, 3 mo. USD Term SOFR + 1.812%
6.343% FRN 5/06/30 (b)	265,000	265,452
Invesco US CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.570%
6.202% FRN 4/22/37 (b)	250,000	251,575
Jamestown CLO XV Ltd., Series 2020-15A, Class A1R, 3 mo. USD Term SOFR + 1.370%
6.026% FRN 7/15/35 (b)	465,000	466,048
Jersey Mike's Funding LLC, Series 2019-1A, Class A2
4.433% 2/15/50 (b)	59,550	58,809
Kubota Credit Owner Trust
Series 2023-1A, Class A4, 5.070% 2/15/29 (b)	110,000	111,036
Series 2024-2A, Class A4, 5.190% 5/15/30 (b)	145,000	145,726
Series 2024-2A, Class A3, 5.260% 11/15/28 (b)	275,000	279,197

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding LX Ltd., Series 2022-60A, Class BR, 3 mo. USD Term SOFR + 1.750%
6.376% FRN 10/25/37 (b)	$250,000	$251,853
Madison Park Funding LXI Ltd., Series 2023-61A, Class A, 3 mo. USD Term SOFR + 1.730%
6.347% FRN 1/20/37 (b)	275,000	276,587
MVW LLC
Series 2023-1A, Class A, 4.930% 10/20/40 (b)	346,184	345,402
Series 2023-2A, Class A, 6.180% 11/20/40 (b)	157,616	161,330
Series 2023-2A, Class B, 6.330% 11/20/40 (b)	94,861	96,474
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class A1R3, 3 mo. USD Term SOFR + 1.320%
5.792% FRN 1/20/39 (b)	385,000	385,955
Northwoods Capital XIV-B Ltd., Series 2018-14BA, Class AR, 3 mo. USD Term SOFR + 1.250%
5.766% FRN 11/13/31 (b)	466,781	467,494
OCP CLO Ltd., Series 2017-13A, Class AR2, 3 mo. USD Term SOFR + 1.340%
5.900% FRN 11/26/37 (b)	250,000	250,250
Palmer Square CLO Ltd., Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.650%
6.174% FRN 11/15/36 (b)	430,000	432,945
Post Road Equipment Finance LLC, Series 2024-1A, Class A2
5.590% 11/15/29 (b)	116,438	117,236
Progress Residential Trust
Series 2021-SFR1, Class A, 1.052% 4/17/38 (b)	287,058	276,893
Series 2024-SFR5, Class A, 3.000% 8/09/29 (b)	475,000	431,235
Rockford Tower CLO Ltd., Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130%
5.651% FRN 8/20/32 (b)	293,215	293,465
RR 12 Ltd., Series 2020-12A, Class AAR3, 3 mo. USD Term SOFR + 1.250%
5.906% FRN 1/15/36 (b)	1,155,000	1,157,214
RR 28 Ltd., Series 2024-28RA, Class A1R, 3 mo. USD Term SOFR + 1.550%
6.206% FRN 4/15/37 (b)	650,000	650,881
RR 34 Ltd., Series 2024-34RA, Class A2AR, 3 mo. USD Term SOFR + 1.700%
6.262% FRN 10/15/39 (b)	305,000	305,052
SCF Equipment Leasing LLC, Series 2024-1A, Class A3
5.520% 1/20/32 (b)	325,000	330,508
SEB Funding LLC, Series 2024-1A, Class A2
7.386% 4/30/54 (b)	740,000	759,025
Sound Point CLO XXII Ltd., Series 2019-1A, Class BRR, 3 mo. USD Term SOFR + 1.650%
6.141% FRN 1/20/32 (b)	250,000	250,030
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 3 mo. USD Term SOFR + 1.200%
5.856% FRN 10/15/31 (b)	963,220	963,868
Symphony CLO XXXI Ltd., Series 2022-31A, Class B, 3 mo. USD Term SOFR + 1.850%
6.482% FRN 4/22/35 (b)	410,000	411,039
THL Credit Wind River CLO Ltd., Series 2018-2A, Class A1R, 3 mo. USD Term SOFR + 1.200%
5.856% FRN 7/15/30 (b)	373,004	373,489
TIAA CLO I Ltd., Series 2016-1A, Class ARR, 3 mo. USD Term SOFR + 1.250%
5.867% FRN 7/20/31 (b)	505,064	505,774

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tricon Residential Trust
Series 2024-SFR4, Class A, 4.300% 11/17/41 (b)	$145,000	$139,260
Series 2024-SFR3, Class A, 4.500% 8/17/41 (b)	210,000	204,298
Series 2024-SFR2, Class A, 4.750% 6/17/40 (b)	564,649	557,253
Verdant Receivables LLC, Series 2024-1A, Class A2
5.680% 12/12/31 (b)	130,000	131,562
Verizon Master Trust, Series 2023-1, Class C
4.980% 1/22/29	250,000	244,743
		21,938,438
Real Estate Investment Trusts (REITS) — 0.3%
SBA Tower Trust
1.840% 4/15/27 (b)	635,000	587,451
2.593% 10/15/56 (b)	515,000	423,703
4.831% 10/15/29 (b)	400,000	390,716
		1,401,870
Student Loans Asset-Backed Securities — 0.2%
Navient Private Education Refi Loan Trust, Series 2020-CA, Class B
2.830% 11/15/68 (b)	470,000	387,300
SMB Private Education Loan Trust
Series 2020-B, Class A1A, 1.290% 7/15/53 (b)	117,059	108,538
Series 2021-A, Class B, 2.310% 1/15/53 (b)	466,131	448,168
Series 2018-A, Class A2A, 3.500% 2/15/36 (b)	273,296	268,238
		1,212,244
Whole Loan Collateral Collateralized Mortgage Obligations — 0.7%
Angel Oak Mortgage Trust
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	258,617	236,111
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (b) (i)	275,000	238,273
BINOM Securitization Trust, Series 2021-INV1, Class A1,
2.034% VRN 6/25/56 (b) (i)	220,853	197,013
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1B,
3.375% VRN 12/25/64 (b) (i)	58,673	51,605
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
3.000% VRN 11/27/51 (b) (i)	195,735	161,986
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (b) (i)	9,839	9,466
Series 2020-1INV, Class A11, 1 mo. USD Term SOFR + 0.964% 5.303% FRN 3/25/50 (b)	74,254	71,154
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
3.500% VRN 11/25/57 (b) (i)	16,708	15,101
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class A14,
2.912% VRN 10/25/50 (b) (i)	208,421	175,424
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
1.073% VRN 9/25/56 (b) (i)	168,437	138,226
JP Morgan Mortgage Trust
Series 2020-LTV1, Class B1A, 3.256% VRN 6/25/50 (b) (i)	341,824	279,136
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (b) (i)	88,187	77,478
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (b) (i)	9,536	9,333
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (b) (i)	78,880	69,154
Series 2020-5, Class B2, 3.570% VRN 12/25/50 (b) (i)	318,976	272,271
Series 2020-INV1, Class A11, 1 mo. USD Term SOFR + 0.944% 5.283% FRN 8/25/50 (b)	49,957	47,870
MFA Trust, Series 2020-NQM3, Class M1,
2.654% VRN 1/26/65 (b) (i)	170,000	148,449

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OBX Trust
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (b) (i)	$217,817	$187,985
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (b) (i)	88,636	80,975
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (b) (i)	24,809	22,486
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (b) (i)	30,840	28,659
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (b) (i)	4,238	4,114
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (b) (i)	1,825	1,816
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1 mo. USD Term SOFR + 1.114%
5.453% FRN 10/25/59 (b)	68,679	70,095
Verus Securitization Trust
Series 2021-5, Class A2, 1.218% VRN 9/25/66 (b) (i)	229,511	192,199
Series 2022-1, Class A1, 2.724% STEP 1/25/67 (b)	634,599	573,679
		3,360,058
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.0%
JP Morgan Mortgage Trust
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (b) (i)	75,917	66,508
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (b) (i)	4,076	3,992
Sequoia Mortgage Trust
Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (b) (i)	46,377	42,244
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (b) (i)	17,394	15,891
		128,635

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,039,699)		44,044,557

SOVEREIGN DEBT OBLIGATIONS — 16.7%
Albania Government International Bond
3.500% 6/16/27 EUR (b) (c)	105,000	107,121
5.900% 6/09/28 EUR (b) (c)	410,000	440,625
Australia Government Bond
3.000% 3/21/47 AUD (b) (c)	705,000	328,243
4.500% 4/21/33 AUD (b) (c)	2,920,000	1,833,758
Bonos de la Tesoreria de la Republica en pesos
5.800% 10/01/34 CLP (b) (c)	575,000,000	748,677
Brazil Notas do Tesouro Nacional Series F
10.000% 1/01/31 BRL (c)	2,975,000	561,125
10.000% 1/01/35 BRL (c)	6,230,000	334,875
Bulgaria Government International Bond
4.500% 1/27/33 EUR (b) (c)	450,000	505,975
Bundesrepublik Deutschland Bundesanleihe
0.000% 8/15/52 EUR (b) (c)	96,210	49,570
2.500% 8/15/54 EUR (b) (c)	785,000	796,472
Canadian Government Bond
4.000% 3/01/29 CAD (c)	3,344,000	2,421,582
Canadian Government Real Return Bond
4.000% 12/01/31 CAD (c)	3,075,063	2,523,158
Chile Government International Bond
4.125% 7/05/34 EUR (c)	170,000	181,324
China Development Bank
3.480% 1/08/29 CNY (c)	9,000,000	1,326,439
China Government Bond
2.280% 3/25/31 CNY (c)	4,000,000	570,224

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.470% 7/25/54 CNY (c)	$4,500,000	$679,317
2.670% 5/25/33 CNY (c)	26,600,000	3,913,947
2.690% 8/15/32 CNY (c)	3,500,000	514,857
3.320% 4/15/52 CNY (c)	12,000,000	2,083,360
4.000% 6/24/69 CNY (c)	1,000,000	215,803
Colombia TES
6.000% 4/28/28 COP (c)	1,597,700,000	318,765
7.000% 3/26/31 COP (c)	2,833,500,000	525,127
7.250% 10/18/34 COP (c)	1,070,600,000	180,264
13.250% 2/09/33 COP (c)	1,945,100,000	476,652
Cyprus Government International Bond
0.950% 1/20/32 EUR (b) (c)	610,000	556,139
2.750% 5/03/49 EUR (b) (c)	99,000	88,813
Czech Republic Government Bond
1.500% 4/24/40 CZK (c)	58,560,000	1,636,840
4.900% 4/14/34 CZK (c)	19,580,000	849,420
Deutsche Bundesrepublik Inflation-Linked Bond
0.500% 4/15/30 EUR (b) (c)	2,381,041	2,472,049
Egypt Government International Bond
6.375% 4/11/31 EUR (b) (c)	376,000	342,695
Estonia Government International Bond
3.250% 1/17/34 EUR (b) (c)	850,000	889,668
French Republic Government Bond OAT
1.250% 5/25/36 EUR (b) (c)	1,666,000	1,401,565
2.500% 5/25/30 EUR (b) (c)	1,285,000	1,317,189
2.750% 2/25/30 EUR (b) (c)	1,347,000	1,397,200
4.000% 4/25/55 EUR (b) (c)	686,000	746,014
Hellenic Republic Government Bond
0.750% 6/18/31 EUR (b) (c)	585,000	530,452
Hungary Government Bond
2.250% 4/20/33 HUF (c)	55,800,000	102,672
Hungary Government International Bond
5.000% 2/22/27 EUR (b) (c)	247,000	264,887
Iceland Government International Bond
0.000% 4/15/28 EUR (b) (c)	346,000	329,315
3.500% 3/21/34 EUR (b) (c)	209,000	225,692
India Government Bond
6.540% 1/17/32 INR (c)	55,500,000	638,536
7.260% 8/22/32 INR (c)	86,730,000	1,038,719
Indonesia Government International Bond
3.750% 6/14/28 EUR (b) (c)	1,280,000	1,341,528
Indonesia Treasury Bond
5.500% 4/15/26 IDR (c)	9,880,000,000	601,505
6.375% 8/15/28 IDR (c)	3,627,000,000	220,743
6.375% 4/15/32 IDR (c)	5,431,000,000	324,089
6.875% 4/15/29 IDR (c)	5,003,000,000	309,073
7.000% 2/15/33 IDR (c)	26,988,000,000	1,670,540
Ireland Government Bond
1.500% 5/15/50 EUR (b) (c)	36,000	27,926
2.000% 2/18/45 EUR (b) (c)	157,000	139,793
Israel Government International Bond
1.500% 1/18/27 EUR (b) (c)	530,000	527,610
Italy Buoni Poliennali Del Tesoro
1.300% 5/15/28 EUR (b) (c)	1,070,122	1,119,648
2.800% 3/01/67 EUR (b) (c)	592,000	470,126
4.500% 10/01/53 EUR (b) (c)	571,000	631,244
Ivory Coast Government International Bond
5.875% 10/17/31 EUR (b) (c)	485,000	470,139

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Japan Government Forty Year Bond
1.300% 3/20/63 JPY (c)	$56,050,000	$251,836
Japan Government Ten Year Bond
0.400% 3/20/25 JPY (c)	283,500,000	1,802,710
Japan Government Thirty Year Bond
1.000% 3/20/52 JPY (c)	326,750,000	1,575,095
1.300% 6/20/52 JPY (c)	204,250,000	1,059,875
1.400% 9/20/52 JPY (c)	165,500,000	877,983
1.700% 9/20/44 JPY (c)	286,250,000	1,767,402
2.200% 6/20/54 JPY (c)	40,400,000	254,232
Japanese Government CPI-Linked Bond
0.005% 3/10/31 JPY (c)	189,295,200	1,269,226
0.005% 3/10/32 JPY (c)	73,960,686	493,792
0.005% 3/10/33 JPY (c)	77,829,434	516,406
0.005% 3/10/34 JPY (c)	359,501,106	2,371,618
0.100% 3/10/25 JPY (c)	274,947,000	1,756,152
Latvia Government International Bond
0.375% 10/07/26 EUR (b) (c)	2,114,000	2,099,961
3.875% 5/22/29 EUR (b) (c)	350,000	377,028
Lithuania Government International Bond
3.500% 2/13/34 EUR (b) (c)	344,000	363,863
3.875% 6/14/33 EUR (b) (c)	766,000	837,947
Magyar Export-Import Bank Zrt
6.000% 5/16/29 EUR (b) (c)	120,000	134,127
Malaysia Government Bond
3.906% 7/15/26 MYR (c)	4,060,000	914,694
4.065% 6/15/50 MYR (c)	2,009,000	442,440
4.642% 11/07/33 MYR (c)	3,307,000	783,045
4.736% 3/15/46 MYR (c)	6,340,000	1,538,688
4.921% 7/06/48 MYR (c)	3,455,000	861,968
Mexican Bonos
7.500% 5/26/33 MXN (c)	10,756,000	435,832
8.500% 5/31/29 MXN (c)	23,710,000	1,075,643
8.500% 11/18/38 MXN (c)	6,805,000	278,026
Montenegro Government International Bond
7.250% 3/12/31 (b)	400,000	410,624
Morocco Government International Bond
1.375% 3/30/26 EUR (b) (c)	380,000	381,814
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (b) (c)	680,000	420,642
4.000% 5/20/26 AUD (b) (c)	860,000	531,988
North Macedonia Government International Bond
6.960% 3/13/27 EUR (b) (c)	150,000	161,773
Peru Government Bond
5.400% 8/12/34 PEN (c)	2,119,000	513,766
Peruvian Government International Bond
2.783% 1/23/31	390,000	332,475
5.375% 2/08/35	230,000	220,800
5.400% 8/12/34 PEN (b) (c)	304,000	73,172
Philippines Government International Bond
0.250% 4/28/25 EUR (c)	125,000	128,007
Province of Ontario
3.500% 6/02/43 CAD (c)	76,000	48,161
3.500% 6/02/43 CAD (c)	62,000	39,289
Republic of Austria Government Bond
0.750% 3/20/51 EUR (b) (c)	938,000	579,764
3.150% 10/20/53 EUR (b) (c)	260,000	272,637

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Poland Government Bond
5.000% 10/25/34 PLN (c)	$4,929,000	$1,119,028
Republic of Poland Government International Bond
3.625% 1/11/34 EUR (b) (c)	480,000	507,530
3.875% 10/22/39 EUR (b) (c)	650,000	677,261
Republic of South Africa Government Bond
8.875% 2/28/35 ZAR (c)	24,127,000	1,163,663
Serbia International Bond
1.000% 9/23/28 EUR (b) (c)	705,000	655,427
3.125% 5/15/27 EUR (b) (c)	480,000	489,654
Singapore Government Bond
0.500% 11/01/25 SGD (c)	900,000	646,377
2.375% 6/01/25 SGD (c)	480,000	350,567
2.875% 7/01/29 SGD (c)	835,000	612,843
Slovenia Government Bond
0.000% 2/12/31 EUR (b) (c)	155,000	136,795
1.500% 3/25/35 EUR (b) (c)	328,000	294,402
2.250% 3/03/32 EUR (b) (c)	170,000	170,133
Spain Government Bond
0.000% 1/31/28 EUR (c)	1,480,000	1,425,532
1.900% 10/31/52 EUR (b) (c)	485,000	351,536
Sri Lanka Government Bond
11.400% 1/15/27 LKR (c)	31,000,000	109,322
11.500% 8/01/26 LKR (c)	28,000,000	98,479
20.000% 9/15/27 LKR (c)	40,000,000	168,674
Sweden Bond Inflation-Linked
0.125% 6/01/32 SEK (b) (c)	4,385,000	508,675
UK Gilts
0.625% 10/22/50 GBP (b) (c)	87,000	40,586
3.250% 1/22/44 GBP (b) (c)	1,248,000	1,217,021
4.250% 12/07/46 GBP (b) (c)	1,605,000	1,783,625
		85,100,720

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $93,472,798)		85,100,720

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (j) — 18.5%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 5293, Class KI 2.000% 2/25/51	993,430	131,501
Federal National Mortgage Association Interest STRIPS Series 435, Class C24 2.000% 4/25/52	282,421	35,089
Government National Mortgage Association REMICS
Series 2020-181, Class WI, 2.000% 12/20/50	1,076,046	125,576
Series 2022-63, Class LM, 3.500% 10/20/50	260,000	211,517
		503,683
Pass-Through Securities — 18.4%
Federal Home Loan Mortgage Corp.
Pool #SB0869 1.500% 2/01/36	168,291	145,436
Pool #RC1756 1.500% 2/01/36	196,482	169,798
Pool #QN7552 2.000% 8/01/36	242,591	214,881
Pool #RB5114 2.000% 6/01/41	138,054	115,320
Pool #RB5148 2.000% 3/01/42	544,826	452,010
Pool #RA3046 2.000% 7/01/50	23,375	18,385
Pool #SD8128 2.000% 2/01/51	1,426,834	1,115,987

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD8140 2.000% 4/01/51	$477,358	$372,616
Pool #RA5258 2.000% 5/01/51	748,436	584,214
Pool #SD8146 2.000% 5/01/51	465,129	363,070
Pool #QC2565 2.000% 6/01/51	28,032	21,881
Pool #RA6505 2.000% 12/01/51	586,649	459,209
Pool #QD9658 2.000% 2/01/52	32,293	25,106
Pool #SD1217 2.000% 3/01/52	212,697	167,755
Pool #SD8204 2.000% 4/01/52	200,853	156,279
Pool #SD3580 2.000% 4/01/52	238,559	188,302
Pool #RA7324 2.000% 5/01/52	133,822	105,462
Pool #RB5149 2.500% 3/01/42	575,075	493,039
Pool #SD8089 2.500% 7/01/50	129,822	106,556
Pool #SD8099 2.500% 10/01/50	136,744	112,237
Pool #QC3425 2.500% 6/01/51	196,478	159,915
Pool #QC2902 2.500% 6/01/51	31,973	26,573
Pool #QC5575 2.500% 8/01/51	71,367	58,109
Pool #SD8161 2.500% 8/01/51	810,686	663,626
Pool #SD7548 2.500% 11/01/51	456,018	377,286
Pool #RA6623 2.500% 1/01/52	955,846	787,532
Pool #SD8200 2.500% 3/01/52	603,942	492,310
Pool #SD5421 2.500% 4/01/52	185,352	152,019
Pool #RA7135 2.500% 4/01/52	360,462	295,975
Pool #SD8212 2.500% 5/01/52	210,282	171,413
Pool #RB5163 3.000% 5/01/42	249,740	221,031
Pool #RB5162 3.000% 6/01/42	103,269	91,398
Pool #RB5166 3.000% 7/01/42	58,661	51,918
Pool #RB5173 3.000% 8/01/42	49,215	43,511
Pool #SD1497 3.000% 4/01/43	257,721	229,044
Pool #ZS4693 3.000% 12/01/46	60,870	52,751
Pool #G08756 3.000% 4/01/47	25,954	22,506
Pool #SD0080 3.000% 9/01/49	109,787	95,211
Pool #SD7531 3.000% 12/01/50	136,063	117,488
Pool #SD1183 3.000% 1/01/52	226,737	194,508
Pool #SD7555 3.000% 8/01/52	784,037	675,778
Pool #SD2879 3.000% 8/01/52	312,743	269,560
Pool #SB0015 3.500% 6/01/33	99,725	95,351
Pool #U90690 3.500% 6/01/42	38,507	35,098
Pool #U99051 3.500% 6/01/43	39,221	35,754
Pool #ZT0179 3.500% 11/01/47	235,776	212,722
Pool #RA1202 3.500% 8/01/49	92,493	83,073
Pool #SD0212 3.500% 12/01/49	122,671	110,101
Pool #SD1361 3.500% 2/01/50	289,436	263,224
Pool #SD0617 3.500% 11/01/50	88,359	79,277
Pool #SB8171 4.000% 6/01/37	50,430	48,598
Pool #SB0727 4.000% 8/01/37	176,624	170,044
Pool #RA1906 4.000% 12/01/49	165,131	152,555
Pool #SD8039 4.000% 1/01/50	202,683	187,121
Pool #SD1035 4.000% 5/01/52	197,991	180,995
Pool #SD0422 4.500% 7/01/45	95,360	92,793
Pool #RA2607 4.500% 5/01/50	44,397	42,270
Pool #ZS3941 5.000% 12/01/41	30,132	30,053
Pool #QF1305 5.000% 10/01/52	67,839	65,617
Pool #SD3041 5.000% 5/01/53	102,259	98,846
Pool #SD5732 5.000% 4/01/54	522,105	505,659
Pool #SD6382 5.000% 7/01/54	172,771	166,668
Pool #SD6907 5.000% 12/01/54	663,829	641,404
Pool #SD3630 5.500% 8/01/53	1,027,401	1,018,782
Pool #QH3273 5.500% 10/01/53	35,892	35,429

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD4967 5.500% 2/01/54	$280,013	$277,651
Pool #QI6767 5.500% 5/01/54	95,897	94,729
Pool #SD5565 5.500% 5/01/54	345,275	342,470
Pool #QJ3040 5.500% 9/01/54	222,960	221,358
Pool #QI9074 6.000% 6/01/54	73,262	73,743
Pool #RJ1859 6.000% 6/01/54	323,182	326,954
Pool #RJ1975 6.000% 7/01/54	159,008	160,864
Pool #SD4694 6.500% 1/01/54	121,713	125,208
Pool #SD5958 6.500% 8/01/54	238,920	245,875
Pool #SD6628 6.500% 8/01/54	324,150	333,409
Pool #QJ5819 6.500% 9/01/54	128,922	132,137
Pool #SD5620 7.000% 6/01/54	138,209	143,994
Federal National Mortgage Association
Pool #MA4581 1.500% 4/01/37	563,072	483,611
Pool #MA4519 1.500% 1/01/42	516,567	414,382
Pool #BP3454 2.000% 5/01/36	412,175	365,480
Pool #BT6754 2.000% 9/01/36	351,247	310,795
Pool #FM8732 2.000% 9/01/36	247,591	220,624
Pool #MA4567 2.000% 3/01/37	1,723,390	1,525,455
Pool #MA4602 2.000% 5/01/37	349,218	308,782
Pool #FS7471 2.000% 3/01/38	426,085	377,148
Pool #MA4570 2.000% 3/01/42	186,400	154,645
Pool #MA4586 2.000% 4/01/42	878,612	728,933
Pool #FS2763 2.000% 8/01/42	42,489	35,251
Pool #FS5191 2.000% 8/01/42	49,218	40,834
Pool #CA6587 2.000% 8/01/50	101,362	79,723
Pool #MA4158 2.000% 10/01/50	242,964	190,336
Pool #MA4208 2.000% 12/01/50	2,174,027	1,700,398
Pool #MA4237 2.000% 1/01/51	505,055	395,025
Pool #MA4255 2.000% 2/01/51	1,526,436	1,193,890
Pool #MA4281 2.000% 3/01/51	973,317	761,272
Pool #MA4305 2.000% 4/01/51	1,542,835	1,204,305
Pool #MA4325 2.000% 5/01/51	3,054,058	2,383,935
Pool #CB2357 2.000% 12/01/51	1,043,399	816,738
Pool #MA4511 2.000% 1/01/52	344,090	267,729
Pool #CB2766 2.000% 2/01/52	324,996	254,396
Pool #CB2848 2.000% 2/01/52	523,248	409,581
Pool #FS0733 2.000% 2/01/52	456,396	359,676
Pool #MA4547 2.000% 2/01/52	452,556	352,125
Pool #FS1618 2.000% 3/01/52	241,074	189,985
Pool #MA4562 2.000% 3/01/52	696,532	541,957
Pool #FS1571 2.000% 4/01/52	23,363	18,178
Pool #MA4622 2.000% 6/01/52	635,294	494,111
Pool #BM3859 2.500% 8/01/31	63,844	60,531
Pool #BC9043 2.500% 11/01/31	187,848	177,888
Pool #BM1890 2.500% 1/01/32	43,823	41,723
Pool #FS4477 2.500% 5/01/37	588,674	537,521
Pool #FS7780 2.500% 5/01/37	249,278	227,617
Pool #CB4726 2.500% 9/01/37	112,137	101,902
Pool #FS4054 2.500% 2/01/38	41,199	37,413
Pool #MA4078 2.500% 7/01/50	25,116	20,615
Pool #CA7026 2.500% 9/01/50	1,196,409	993,585
Pool #MA4326 2.500% 5/01/51	810,039	663,096
Pool #BT0163 2.500% 6/01/51	42,675	35,467
Pool #MA4379 2.500% 7/01/51	499,676	409,033
Pool #CB1331 2.500% 8/01/51	632,639	519,063
Pool #CB1280 2.500% 8/01/51	56,213	46,122
Pool #CB1866 2.500% 10/01/51	996,060	818,797

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB2045 2.500% 11/01/51	$40,549	$33,510
Pool #CB2635 2.500% 1/01/52	1,068,864	875,638
Pool #CB2538 2.500% 1/01/52	947,438	780,604
Pool #CB2638 2.500% 1/01/52	1,120,993	919,745
Pool #MA4512 2.500% 1/01/52	27,344	22,315
Pool #FS5037 2.500% 2/01/52	253,718	207,455
Pool #CB2804 2.500% 2/01/52	643,211	529,948
Pool #FS2573 2.500% 3/01/52	73,915	61,107
Pool #FS4283 2.500% 3/01/52	52,903	43,406
Pool #MA4598 2.500% 5/01/52	428,757	349,372
Pool #FS2477 2.500% 5/01/52	800,168	657,766
Pool #MA4623 2.500% 6/01/52	244,188	198,976
Pool #AS7056 3.000% 4/01/31	137,917	132,606
Pool #BM5111 3.000% 11/01/33	69,249	66,091
Pool #CA4885 3.000% 12/01/34	270,469	254,415
Pool #BO7256 3.000% 1/01/35	139,561	131,146
Pool #FM2547 3.000% 2/01/35	83,356	78,330
Pool #FM8540 3.000% 11/01/35	139,833	133,793
Pool #AL9412 3.000% 11/01/36	166,123	152,425
Pool #FS7636 3.000% 4/01/37	202,931	194,255
Pool #CA5597 3.000% 4/01/40	283,184	256,295
Pool #MA4632 3.000% 6/01/42	26,589	23,533
Pool #MA4695 3.000% 7/01/42	157,449	139,202
Pool #BM4221 3.000% 1/01/43	106,763	94,550
Pool #BM5468 3.000% 2/01/43	158,219	140,144
Pool #AB9248 3.000% 5/01/43	39,122	34,673
Pool #AU1629 3.000% 7/01/43	11,434	10,110
Pool #AS0406 3.000% 9/01/43	63,802	56,494
Pool #BM5469 3.000% 3/01/44	291,593	258,115
Pool #BM3380 3.000% 6/01/46	261,127	229,737
Pool #MA2806 3.000% 11/01/46	176,115	152,623
Pool #AS8295 3.000% 11/01/46	224,454	196,197
Pool #FM1000 3.000% 4/01/47	147,069	127,451
Pool #MA2956 3.000% 4/01/47	114,749	99,371
Pool #BM4744 3.000% 6/01/47	100,266	87,643
Pool #FM5499 3.000% 2/01/49	137,012	118,735
Pool #FM1445 3.000% 8/01/49	98,469	85,488
Pool #CA4108 3.000% 9/01/49	624,066	540,821
Pool #CA5540 3.000% 4/01/50	11,685	10,075
Pool #CA6314 3.000% 7/01/50	172,330	147,027
Pool #BQ1348 3.000% 8/01/50	96,092	82,554
Pool #CA6738 3.000% 8/01/50	191,726	164,713
Pool #BQ5052 3.000% 9/01/50	6,536	5,619
Pool #FM7072 3.000% 4/01/51	572,131	492,953
Pool #FS1538 3.000% 4/01/52	858,210	733,541
Pool #FM3462 3.500% 12/01/33	212,318	203,961
Pool #AS4449 3.500% 2/01/35	75,132	70,814
Pool #FM3340 3.500% 5/01/35	5,769	5,534
Pool #FM8137 3.500% 9/01/35	60,873	58,477
Pool #MA1283 3.500% 12/01/42	33,834	30,760
Pool #MA1373 3.500% 3/01/43	51,384	46,668
Pool #MA1437 3.500% 5/01/43	46,829	42,483
Pool #MA1546 3.500% 8/01/43	115,397	104,661
Pool #AL6167 3.500% 1/01/44	455,793	414,056
Pool #AS5182 3.500% 6/01/45	291,613	263,373
Pool #BC1747 3.500% 1/01/46	719,223	648,897
Pool #FS1400 3.500% 7/01/47	20,204	18,548
Pool #BM4582 3.500% 8/01/47	86,938	78,519

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM3122 3.500% 10/01/47	$276,332	$249,312
Pool #CA0858 3.500% 12/01/47	40,295	36,166
Pool #MA3238 3.500% 1/01/48	174,684	156,784
Pool #BH9277 3.500% 2/01/48	306,808	275,179
Pool #FM1001 3.500% 11/01/48	36,602	32,886
Pool #FM3972 3.500% 7/01/50	214,010	190,142
Pool #FM8086 3.500% 7/01/51	98,108	86,737
Pool #MA4514 3.500% 1/01/52	425,220	378,061
Pool #BV3533 3.500% 2/01/52	34,090	30,278
Pool #FS1694 4.000% 7/01/35	90,209	87,525
Pool #FS1883 4.000% 6/01/37	104,964	101,152
Pool #BF0198 4.000% 11/01/40	80,039	76,577
Pool #MA0639 4.000% 2/01/41	262,908	248,465
Pool #FS1042 4.000% 9/01/45	422,383	398,469
Pool #FM2673 4.000% 10/01/45	653,961	616,147
Pool #AL8387 4.000% 3/01/46	467,586	435,922
Pool #FS2119 4.000% 3/01/46	76,373	72,005
Pool #MA3088 4.000% 8/01/47	25,231	23,396
Pool #MA3121 4.000% 9/01/47	232,799	215,871
Pool #MA3467 4.000% 9/01/48	3,248	3,006
Pool #BM5527 4.000% 10/01/48	84,357	78,355
Pool #BM5147 4.000% 10/01/48	19,764	18,414
Pool #FM3664 4.000% 3/01/49	308,116	284,940
Pool #CA3503 4.000% 5/01/49	43,176	39,915
Pool #CA4571 4.000% 11/01/49	66,096	61,042
Pool #CA4823 4.000% 12/01/49	82,619	76,301
Pool #FS1792 4.000% 5/01/52	182,278	167,315
Pool #CB4379 4.000% 8/01/52	194,457	177,871
Pool #MA4804 4.000% 11/01/52	29,548	27,009
Pool #MA4839 4.000% 12/01/52	164,341	150,220
Pool #AL0065 4.500% 4/01/41	152,234	147,875
Pool #AI1888 4.500% 5/01/41	171,321	166,356
Pool #AL0160 4.500% 5/01/41	214,759	208,726
Pool #AL6536 4.500% 3/01/45	235,327	226,991
Pool #BM4185 4.500% 9/01/46	124,458	119,971
Pool #FM2899 4.500% 11/01/46	270,606	263,156
Pool #FM5708 4.500% 5/01/47	136,990	133,001
Pool #BM3148 4.500% 11/01/47	116,534	111,824
Pool #BM4343 4.500% 5/01/48	111,489	106,948
Pool #CA2207 4.500% 8/01/48	25,996	24,783
Pool #CA5186 4.500% 1/01/50	24,059	22,914
Pool #CA5696 4.500% 5/01/50	57,417	54,647
Pool #FS4297 4.500% 2/01/51	187,965	179,192
Pool #MA4656 4.500% 7/01/52	592,675	558,901
Pool #MA4805 4.500% 11/01/52	188,309	177,461
Pool #FS5865 4.500% 1/01/53	486,351	458,332
Pool #AD6438 5.000% 6/01/40	36,910	36,816
Pool #FM8543 5.000% 11/01/44	160,034	159,558
Pool #AL9893 5.000% 2/01/45	210,296	209,435
Pool #FM4212 5.000% 12/01/47	307,973	308,020
Pool #FS1510 5.000% 10/01/48	241,280	240,910
Pool #FS2620 5.000% 8/01/52	40,310	39,066
Pool #BW7752 5.000% 10/01/52	86,453	83,622
Pool #BY0545 5.000% 5/01/53	365,167	352,466
Pool #BY4131 5.000% 7/01/53	145,337	140,304
Pool #MA5071 5.000% 7/01/53	612,953	591,922
Pool #FS7303 5.000% 7/01/53	207,668	200,543
Pool #CB7095 5.000% 9/01/53	302,379	292,854

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM3279 5.500% 5/01/44	$472,503	$483,200
Pool #CB5294 5.500% 11/01/52	683,873	678,531
Pool #MA4941 5.500% 3/01/53	232,302	229,543
Pool #FS5115 5.500% 6/01/53	9,163	9,060
Pool #DA0007 5.500% 9/01/53	232,672	230,055
Pool #FA0048 5.500% 9/01/53	14,477	14,378
Pool #CB7333 5.500% 10/01/53	282,487	280,192
Pool #CB7985 5.500% 2/01/54	230,044	228,103
Pool #CB7982 5.500% 2/01/54	199,708	197,836
Pool #CB8483 5.500% 5/01/54	26,097	25,885
Pool #CB8485 5.500% 5/01/54	274,289	272,233
Pool #BM4971 6.000% 7/01/41	143,633	148,962
Pool #FS3820 6.000% 1/01/53	638,618	648,866
Pool #CB5702 6.000% 2/01/53	722,523	734,118
Pool #FS5460 6.000% 5/01/53	125,518	127,532
Pool #CB7120 6.000% 9/01/53	229,597	232,134
Pool #MA5247 6.000% 1/01/54	1,433,570	1,440,895
Pool #CB8772 6.000% 6/01/54	355,737	357,666
Pool #FS8793 6.000% 8/01/54	112,505	113,266
Pool #CB9011 6.000% 8/01/54	533,120	539,259
Pool #CB7346 6.500% 10/01/53	84,179	86,597
Pool #CB7523 6.500% 11/01/53	174,866	179,397
Pool #FS6347 6.500% 11/01/53	618,490	636,252
Pool #CB7866 6.500% 1/01/54	204,887	210,707
Pool #MA5273 6.500% 2/01/54	473,099	483,323
Pool #CB8226 6.500% 3/01/54	9,413	9,682
Pool #CB8505 6.500% 5/01/54	465,691	479,393
Pool #MA5499 6.500% 10/01/54	221,605	226,273
Pool #CB8198 7.000% 3/01/54	138,935	144,794
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	32,897	29,201
Government National Mortgage Association II
Pool #MA7736 1.500% 12/20/36	55,328	47,658
Pool #MA7796 1.500% 1/20/37	74,489	64,163
Pool #MA8015 1.500% 5/20/37	130,616	112,510
Pool #MA7135 2.000% 1/20/51	1,725,106	1,378,887
Pool #MA7192 2.000% 2/20/51	192,069	153,581
Pool #MA7254 2.000% 3/20/51	445,451	356,191
Pool #MA7471 2.000% 7/20/51	1,113,410	890,303
Pool #MA7826 2.000% 1/20/52	425,391	339,884
Pool #MA7935 2.000% 3/20/52	700,991	560,087
Pool #MA6819 2.500% 8/20/50	269,094	225,267
Pool #MA7312 2.500% 4/20/51	330,589	276,126
Pool #MA7589 2.500% 9/20/51	1,336,523	1,115,501
Pool #MA7649 2.500% 10/20/51	2,104,596	1,756,557
Pool #MA7705 2.500% 11/20/51	531,224	443,209
Pool #MA7936 2.500% 3/20/52	882,569	736,342
Pool #MA2600 3.000% 2/20/45	64,448	56,637
Pool #MA2891 3.000% 6/20/45	526,620	462,788
Pool #MA3662 3.000% 5/20/46	83,773	73,593
Pool #MA3802 3.000% 7/20/46	40,031	35,166
Pool #MA3873 3.000% 8/20/46	233,386	205,024
Pool #MA4195 3.000% 1/20/47	283,293	248,778
Pool #MA6144 3.000% 9/20/49	11,161	9,515
Pool #MA6209 3.000% 10/20/49	70,562	60,157
Pool #MA6399 3.000% 1/20/50	37,459	31,760
Pool #MA6531 3.000% 3/20/50	116,722	98,963
Pool #MA6589 3.000% 4/20/50	54,260	46,004

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA6757 3.000% 7/20/50	$93,034	$78,879
Pool #MA7473 3.000% 7/20/51	660,976	573,474
Pool #MA7650 3.000% 10/20/51	1,155,883	1,002,864
Pool #MA8098 3.000% 6/20/52	170,368	147,655
Pool #MA0318 3.500% 8/20/42	131,348	120,679
Pool #MA0852 3.500% 3/20/43	93,617	85,880
Pool #783802 3.500% 4/20/43	14,115	12,908
Pool #MA1012 3.500% 5/20/43	279,069	254,780
Pool #MA1090 3.500% 6/20/43	110,374	101,178
Pool #785587 3.500% 12/20/44	187,789	171,918
Pool #AL1773 3.500% 1/20/45	132,167	119,525
Pool #MA3173 3.500% 10/20/45	180,889	164,039
Pool #MA3310 3.500% 12/20/45	59,527	53,963
Pool #MA3597 3.500% 4/20/46	87,990	79,738
Pool #MA3663 3.500% 5/20/46	67,885	61,519
Pool #MA3736 3.500% 6/20/46	183,527	166,316
Pool #MA3803 3.500% 7/20/46	13,230	11,990
Pool #MA3937 3.500% 9/20/46	87,594	79,380
Pool #786092 3.500% 1/20/47	122,827	111,386
Pool #MA4586 3.500% 7/20/47	30,090	27,202
Pool #784346 3.500% 7/20/47	20,237	18,320
Pool #MA4719 3.500% 9/20/47	10,518	9,509
Pool #BC1919 3.500% 9/20/47	41,192	37,033
Pool #MA4900 3.500% 12/20/47	144,456	130,503
Pool #784793 3.500% 12/20/47	5,398	4,863
Pool #784472 3.500% 2/20/48	238,911	215,834
Pool #785087 3.500% 2/20/48	481,234	436,105
Pool #785327 3.500% 10/20/49	54,112	48,788
Pool #MA3245 4.000% 11/20/45	128,322	119,823
Pool #MA4511 4.000% 6/20/47	78,584	73,183
Pool #MA4720 4.000% 9/20/47	278,988	259,551
Pool #MA4838 4.000% 11/20/47	68,977	64,171
Pool #MA6934 4.000% 10/20/50	657,633	610,172
Pool #MA8346 4.000% 10/20/52	997,668	920,367
Pool #5234 4.500% 11/20/41	110,341	107,425
Pool #MA2894 4.500% 6/20/45	116,990	113,032
Pool #MA2963 4.500% 7/20/45	45,465	43,927
Pool #MA3312 4.500% 12/20/45	2,203	2,129
Pool #MA4588 4.500% 7/20/47	206,289	198,472
Pool #MA4654 4.500% 8/20/47	32,580	31,346
Pool #MA5079 4.500% 3/20/48	49,018	47,084
Pool #MA5265 4.500% 6/20/48	169	162
Pool #MA5399 4.500% 8/20/48	41,206	39,349
Pool #MA5711 4.500% 1/20/49	66,821	63,767
Pool #786255 4.500% 9/20/49	63,382	60,723
Pool #MA8347 4.500% 10/20/52	717,594	679,917
Pool #MA4781 5.000% 10/20/47	228,370	227,164
Pool #MA5194 5.000% 5/20/48	44,723	44,152
Pool #BF2644 5.000% 5/20/48	4,471	4,398
Pool #BF2878 5.000% 6/20/48	15,101	14,856
Pool #MA5266 5.000% 6/20/48	313,403	309,006
Pool #MA5988 5.000% 6/20/49	127,127	124,947
Pool #MA6042 5.000% 7/20/49	182,677	179,772
Pool #MA5081 5.500% 3/20/48	34,757	35,302
Pool #MA5140 5.500% 4/20/48	26,256	26,669
Pool #MA5195 5.500% 5/20/48	77,829	79,317
Pool #MA5469 5.500% 9/20/48	307	312
Pool #MA5531 5.500% 10/20/48	7,156	7,264

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA5598 5.500% 11/20/48	$35,562	$36,097
Pool #MA5654 5.500% 12/20/48	95,149	96,581
Pool #MA5713 5.500% 1/20/49	24,269	24,543
Pool #MA5820 5.500% 3/20/49	25,840	26,261
Pool #MA8271 6.000% 9/20/52	161,558	162,732
Pool #MA8350 6.000% 10/20/52	96,072	96,800
Pool #MA8430 6.000% 11/20/52	176,308	177,645
Government National Mortgage Association II, TBA
5.000% 1/20/55 (k)	730,000	708,012
5.500% 1/20/55 (k)	1,775,000	1,759,112
6.000% 1/20/55 (k)	330,000	332,037
Uniform Mortgage-Backed Security, TBA 3.500% 1/01/55 (k)	850,000	751,055
		93,492,724
Whole Loans — 0.0%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 1M2B, 30 day USD SOFR Average + 2.764%
7.333% FRN 2/25/30	76,340	76,775

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $100,864,043)		94,073,182

U.S. TREASURY OBLIGATIONS — 24.0%
U.S. Treasury Bonds & Notes — 24.0%
U.S. Treasury Bonds
1.125% 5/15/40	420,000	252,885
3.375% 8/15/42	9,575,000	7,903,735
3.875% 2/15/43	3,020,000	2,665,830
4.000% 11/15/42	8,030,000	7,227,089
4.250% 2/15/54	3,605,000	3,288,662
4.250% 8/15/54 (d)	6,730,000	6,157,482
4.500% 2/15/44	4,390,000	4,194,508
4.500% 11/15/54	6,000,000	5,730,019
U.S. Treasury Notes
0.625% 8/15/30	835,000	678,385
1.500% 1/31/27 (l)	22,645,000	21,417,055
3.125% 8/31/27	2,660,000	2,583,827
3.625% 8/31/29	1,775,000	1,719,226
3.875% 11/30/27	1,100,000	1,087,901
3.875% 8/15/34	1,725,000	1,632,335
4.000% 7/31/29	2,290,000	2,254,636
4.000% 10/31/29 (d)	710,000	698,261
4.125% 9/30/27	5,655,000	5,634,554
4.125% 10/31/27	1,400,000	1,394,691
4.125% 10/31/29	7,585,000	7,500,231
4.375% 12/31/29	2,535,000	2,534,195
4.375% 5/15/34	16,715,000	16,469,221
4.500% 11/15/33	345,000	343,644
4.625% 9/15/26	3,728,400	3,750,863
4.625% 10/15/26	11,900,000	11,974,520

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.625% 9/30/28	$3,140,000	$3,169,931
		122,263,686

TOTAL U.S. TREASURY OBLIGATIONS (Cost $126,079,914)		122,263,686

TOTAL BONDS & NOTES (Cost $508,740,487)		485,174,559

TOTAL PURCHASED OPTIONS(#) — 0.2% (Cost $975,526)		1,080,873

TOTAL LONG-TERM INVESTMENTS (Cost $509,716,013)		486,255,432

	Number of Shares

SHORT-TERM INVESTMENTS — 5.0%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (m)	301,980	301,980
Mutual Fund — 1.4%
T. Rowe Price Government Reserve Investment Fund, 2.481% (p)	7,127,968	7,127,968

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (n)	$1,572,736	1,572,736
Sovereign Debt Obligations — 1.3%
Canadian Treasury Bills
3.440% 3/12/25 CAD (c) (o)	6,285,000	4,345,524
3.451% 2/27/25 CAD (c) (o)	2,000,000	1,384,368
Egypt Treasury Bills
28.499% 3/11/25 EGP (c) (o)	1,900,000	35,519
28.500% 3/11/25 EGP (c) (o)	1,950,000	36,453
28.600% 3/04/25 EGP (c) (o)	6,675,000	125,450
29.000% 3/18/25 EGP (c) (o)	11,000,000	204,555
31.400% 3/18/25 EGP (c) (o)	19,000,000	353,324
		6,485,193
U.S. Treasury Bills — 1.9%
U.S. Treasury Bills
4.519% 1/30/25 (o)	6,974,000	6,951,124
4.541% 2/27/25 (o)	2,780,000	2,761,735
		9,712,859

TOTAL SHORT-TERM INVESTMENTS (Cost $25,377,721)		25,200,736

TOTAL INVESTMENTS — 100.5% (Cost $535,093,734) (q)		511,456,168

Other Assets/(Liabilities) — (0.5)%		(2,729,889)

NET ASSETS — 100.0%		$508,726,279

Abbreviation Legend

CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note^
ICE	Inter-Continental Exchange
OAT	Obligations Assimilables du Tresor
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STEP	Step Coupon Bond
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
VRN	Variable Rate Note^

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2024, where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $128,928,550 or 25.34% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $7,827,405 or 1.54% of net assets. The Fund received $7,716,384 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is perpetual and has no stated maturity date.
(f)	Investment is valued using significant unobservable inputs.
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $100,004 or 0.02% of net assets.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2024, these securities amounted to a value of $373,686 or 0.07% of net assets.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.
(j)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(k)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(l)	All or a portion of this security is pledged/held as collateral for open derivatives.
(m)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(n)	Maturity value of $1,572,976. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,604,393.
(o)	The rate shown represents yield-to-maturity.
(p)	Rate disclosed is the 7-day net yield as of December 31, 2024.
(q)	See Note 3 for aggregate cost for federal tax purposes.
^	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
USD Call SGD Put	Bank of America N.A.	2/06/25	1.36	1,365,000	USD	1,365,000	$9,517	$8,190	$1,327
USD Call GBP Put	Bank of America N.A.	12/16/25	1.27	3,450,000	USD	3,450,000	131,121	108,561	22,560
USD Call CAD Put	Bank of America N.A.	12/16/25	1.40	3,450,000	USD	3,450,000	101,223	79,264	21,959
USD Call SGD Put	HSBC Bank USA	2/06/25	1.36	688,000	USD	688,000	4,797	4,851	(54)
USD Call PLN Put	HSBC Bank USA	2/27/25	4.26	683,000	USD	683,000	5,113	8,389	(3,276)
USD Call CNH Put	HSBC Bank USA	5/08/25	7.30	1,025,000	USD	1,025,000	16,534	11,501	5,033
USD Call SGD Put	Morgan Stanley & Co. LLC	2/06/25	1.36	1,380,000	USD	1,380,000	9,621	5,782	3,839
USD Call CNH Put	Morgan Stanley & Co. LLC	2/06/25	7.25	1,361,000	USD	1,361,000	20,745	10,948	9,797
USD Call CNH Put	Morgan Stanley & Co. LLC	5/08/25	7.30	2,041,000	USD	2,041,000	32,923	14,613	18,310
							$331,594	$252,099	$79,495
Put
USD Put GBP Call	Bank of America N.A.	12/16/25	1.27	3,450,000	USD	3,450,000	$83,973	$108,561	$(24,588)
USD Put CAD Call	Bank of America N.A.	12/16/25	1.40	3,450,000	USD	3,450,000	68,172	79,160	(10,988)
							$152,145	$187,721	$(35,576)
							$483,739	$439,820	$43,919

(#) Credit Default Index Swaptions Purchased
				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Put
Sell Protection on 5-Year Credit Default Swap, 12/20/29	Morgan Stanley & Co. LLC	2/19/25	0.65	Fixed 1.000%	Quarterly	iTraxx Europe Series 42†	Quarterly	EUR	6,600,000	$7,495	$5,595	$1,900
Sell Protection on 5-Year Credit Default Swap, 12/20/29	Morgan Stanley & Co. LLC	2/19/25	3.25	Fixed 5.000%	Quarterly	iTraxx Crossover Europe Series 42†	Quarterly	EUR	1,975,000	15,890	12,713	3,177
										$23,385	$18,308	$5,077

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
10-Year Interest Rate Swap, 12/18/36	Citibank N.A.	12/16/26	6-Month EURIBOR	Semi-Annually	2.27%##	Annually	EUR	3,290,000	$97,967	$121,995	$(24,028)
10-Year Interest Rate Swap, 12/18/36	Citibank N.A.	12/16/26	6-Month EURIBOR	Semi-Annually	2.28%##	Annually	EUR	3,290,000	98,894	120,585	(21,691)
									196,861	242,580	(45,719)
Put
10-Year Interest Rate Swap, 12/18/36	Citibank N.A.	12/16/26	2.27%##	Annually	6-Month EURIBOR	Semi-Annually	EUR	3,290,000	$144,881	$121,995	$22,886
10-Year Interest Rate Swap, 12/18/36	Citibank N.A.	12/16/26	2.28%##	Annually	6-Month EURIBOR	Semi-Annually	EUR	3,290,000	143,778	120,584	23,194
30-Year Interest Rate Swap, 3/17/2055	Morgan Stanley & Co. LLC	3/13/25	4.00%##	Annually	12-Month USD SOFR	Annually	USD	3,980,000	88,229	32,238	55,991
									376,888	274,817	102,071
									$573,749	$517,397	$56,352

Credit Default Index Swaptions Written
				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
Buy Protection on 5-Year Credit Default Swap, 12/20/29	Morgan Stanley & Co. LLC	2/19/25	0.53%	iTraxx Europe Series 42†	Quarterly	Fixed 1.000%	Quarterly	EUR	6,600,000	$(2,213)	$(6,811)	$4,598
Buy Protection on 5-Year Credit Default Swap, 12/20/29	Morgan Stanley & Co. LLC	2/19/25	2.88%	iTraxx Crossover Europe Series 42†	Quarterly	Fixed 5.000%	Quarterly	EUR	1,975,000	(2,045)	(7,669)	5,624
										$(4,258)	$(14,480)	$10,222

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/16/25	TRY	19,444,000	USD	514,460	$28,303
Bank of America N.A.	1/16/25	USD	206,256	TRY	7,863,000	(13,233)
Bank of America N.A.	1/17/25	HUF	282,274,000	USD	751,448	(41,274)
Bank of America N.A.	1/17/25	USD	1,368,569	RON	6,318,000	53,751
Bank of America N.A.	1/17/25	USD	686,366	ZAR	12,659,000	16,434
Bank of America N.A.	1/24/25	JPY	98,825,000	USD	657,062	(27,715)
Bank of America N.A.	1/24/25	CZK	16,339,000	USD	700,350	(28,521)
Bank of America N.A.	1/24/25	NZD	17,000	USD	10,188	(675)
Bank of America N.A.	1/24/25	USD	16,084,712	EUR	15,218,400	307,581
Bank of America N.A.	1/24/25	CAD	1,204,372	USD	851,738	(13,223)
Bank of America N.A.	1/24/25	EUR	637,000	USD	663,069	(2,682)
Bank of America N.A.	1/24/25	USD	203,429	AUD	313,000	9,694
Bank of America N.A.	1/24/25	USD	76,951	NOK	869,000	615
Bank of America N.A.	2/14/25	PLN	1,398,000	USD	345,766	(7,787)
Bank of America N.A.	2/14/25	USD	1,018,081	PLN	4,147,000	15,508
Bank of America N.A.	3/07/25	THB	23,427,000	USD	691,062	(1,082)
Bank of America N.A.	3/07/25	MYR	2,992,000	USD	678,320	(7,658)
Bank of America N.A.	3/07/25	USD	2,414,245	MYR	10,737,735	7,365
Bank of America N.A.	3/14/25	USD	355,789	CNH	2,596,000	1,429
Barclays Bank PLC	1/16/25	USD	178,745	TRY	6,467,000	(1,775)
Barclays Bank PLC	1/16/25	TRY	4,700,000	USD	123,369	7,827

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1/17/25	USD	1,105,279	ZAR	19,511,464	72,704
Barclays Bank PLC	1/17/25	ZAR	18,608,964	USD	1,035,705	(50,892)
Barclays Bank PLC	1/17/25	USD	68,374	IDR	1,087,138,796	862
Barclays Bank PLC	1/24/25	CHF	8,000	USD	9,313	(480)
Barclays Bank PLC	1/24/25	NZD	97,000	USD	57,845	(3,568)
Barclays Bank PLC	1/24/25	JPY	222,753,565	USD	1,468,365	(49,803)
Barclays Bank PLC	1/24/25	USD	9,432,560	JPY	1,397,009,234	535,984
Barclays Bank PLC	1/24/25	USD	24,499	CHF	21,000	1,313
Barclays Bank PLC	1/24/25	USD	112,202	CZK	2,682,469	1,904
Barclays Bank PLC	1/24/25	USD	18,106	AUD	28,942	192
Barclays Bank PLC	2/21/25	GBP	776,000	USD	980,805	(9,704)
Barclays Bank PLC	2/21/25	USD	67,634	EUR	64,000	1,203
Barclays Bank PLC	2/21/25	USD	7,928,258	GBP	6,287,250	60,278
Barclays Bank PLC	2/28/25	USD	38,234	SEK	417,000	429
Barclays Bank PLC	3/07/25	USD	57,685	COP	255,298,271	232
Barclays Bank PLC	3/14/25	USD	3,431,668	CNH	24,233,466	123,743
BNP Paribas SA	1/17/25	PEN	293,000	USD	78,835	(894)
BNP Paribas SA	1/17/25	HUF	198,823,697	USD	540,637	(40,417)
BNP Paribas SA	1/17/25	USD	364,904	ZAR	6,485,657	21,674
BNP Paribas SA	1/17/25	ZAR	4,268,042	USD	235,205	(9,334)
BNP Paribas SA	1/17/25	USD	168,179	INR	14,303,249	1,361
BNP Paribas SA	1/17/25	USD	994,828	PEN	3,753,000	(3,520)
BNP Paribas SA	1/24/25	CAD	20,000	USD	14,517	(592)
BNP Paribas SA	1/24/25	USD	6,994,801	CAD	9,636,826	285,393
BNP Paribas SA	1/24/25	USD	17,586	AUD	26,718	1,048
BNP Paribas SA	1/24/25	USD	372,726	JPY	56,251,629	14,499
BNP Paribas SA	1/24/25	USD	303,502	CZK	7,250,728	5,365
BNP Paribas SA	2/14/25	USD	702,292	PLN	2,840,768	15,512
BNP Paribas SA	2/14/25	PLN	2,728,000	USD	674,396	(14,879)
BNP Paribas SA	2/21/25	GBP	41,069	USD	52,382	(987)
BNP Paribas SA	2/21/25	EUR	368,454	USD	389,671	(7,225)
BNP Paribas SA	2/21/25	USD	16,936,238	EUR	16,007,606	320,737
BNP Paribas SA	3/07/25	USD	1,134,848	THB	39,206,542	(19,876)
BNP Paribas SA	3/14/25	CNH	6,484,583	USD	925,021	(39,860)
BNP Paribas SA	3/14/25	USD	2,040,210	CNH	14,511,000	59,424
Citibank N.A.	1/16/25	USD	339,860	EGP	17,428,000	(1,084)
Citibank N.A.	1/17/25	USD	1,467,713	IDR	22,730,906,896	56,100
Citibank N.A.	1/17/25	USD	511,658	ZAR	9,052,832	32,569
Citibank N.A.	1/17/25	USD	646,245	HUF	253,483,000	8,506
Citibank N.A.	1/17/25	RON	6,318,000	USD	1,341,800	(26,982)
Citibank N.A.	1/17/25	USD	702,691	PEN	2,632,000	2,544
Citibank N.A.	1/24/25	AUD	2,143,183	USD	1,428,812	(102,264)
Citibank N.A.	1/24/25	JPY	1,574,000	USD	10,255	(232)
Citibank N.A.	1/24/25	MXN	27,777,123	USD	1,339,752	(12,503)
Citibank N.A.	1/24/25	USD	43,332	JPY	6,465,000	2,161
Citibank N.A.	1/24/25	USD	2,085,338	CAD	2,894,290	70,258
Citibank N.A.	1/24/25	USD	630,027	CZK	15,032,052	11,937
Citibank N.A.	1/24/25	USD	1,725,999	CHF	1,535,000	31,199
Citibank N.A.	1/24/25	USD	318,220	MXN	6,547,000	5,390
Citibank N.A.	1/24/25	USD	134,256	AUD	215,000	1,179
Citibank N.A.	2/14/25	USD	327,611	PLN	1,342,914	2,950
Citibank N.A.	2/21/25	EUR	37,002	USD	39,052	(645)
Citibank N.A.	2/21/25	USD	30,479	GBP	24,000	445
Citibank N.A.	2/28/25	USD	589,333	SEK	6,453,170	4,286
Citibank N.A.	3/04/25	EGP	2,595,000	USD	49,665	124
Citibank N.A.	3/07/25	USD	1,633,494	COP	7,250,947,921	1,732
Citibank N.A.	3/12/25	EGP	8,701,000	USD	155,542	10,907
Citibank N.A.	3/21/25	EUR	329,000	USD	343,516	(1,553)
Deutsche Bank AG	1/17/25	USD	92,966	INR	7,844,779	1,473
Deutsche Bank AG	1/24/25	JPY	3,941,000	USD	26,647	(1,550)
Deutsche Bank AG	1/24/25	NOK	9,843,000	USD	902,626	(37,986)
Deutsche Bank AG	1/24/25	AUD	104,000	USD	68,451	(4,079)
Deutsche Bank AG	1/24/25	USD	26,785	AUD	40,000	2,026
Deutsche Bank AG	1/24/25	USD	650,153	NOK	7,227,000	15,311
Deutsche Bank AG	1/24/25	USD	45,075	CAD	64,000	517
Deutsche Bank AG	1/24/25	USD	85,106	NZD	145,000	3,971
Deutsche Bank AG	1/24/25	USD	89,946	JPY	14,028,000	611
Deutsche Bank AG	2/21/25	EUR	1,643,536	USD	1,731,079	(25,128)
Deutsche Bank AG	2/21/25	USD	8,343,313	EUR	7,879,569	164,514
Deutsche Bank AG	2/28/25	USD	41,655	SEK	456,275	289
Deutsche Bank AG	3/21/25	USD	16,141,163	EUR	15,218,610	322,901

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs International	1/17/25	USD	76,121	INR	6,414,053	1,315
Goldman Sachs International	1/17/25	USD	1,254,096	IDR	19,092,713,458	68,419
Goldman Sachs International	1/17/25	USD	2,070,265	TWD	66,056,000	52,970
Goldman Sachs International	1/24/25	USD	38,751	CAD	54,000	1,154
Goldman Sachs International	1/24/25	USD	35,063	AUD	55,000	1,020
Goldman Sachs International	2/21/25	USD	27,633	GBP	22,000	102
Goldman Sachs International	2/21/25	EUR	147,000	USD	155,136	(2,554)
Goldman Sachs International	2/21/25	GBP	771,300	USD	975,639	(10,421)
Goldman Sachs International	2/28/25	USD	30,259	SEK	332,000	160
Goldman Sachs International	3/06/25	USD	997,988	BRL	5,954,155	45,125
Goldman Sachs International	3/07/25	USD	1,022,007	THB	35,346,552	(19,032)
Goldman Sachs International	3/14/25	CNH	9,559,000	USD	1,379,744	(74,918)
Goldman Sachs International	3/21/25	USD	129,265	EUR	121,977	2,482
HSBC Bank USA	1/17/25	USD	615,143	IDR	9,431,678,028	29,426
HSBC Bank USA	1/24/25	CAD	43,000	USD	30,955	(1,017)
HSBC Bank USA	1/24/25	JPY	158,885,000	USD	1,056,357	(44,529)
HSBC Bank USA	1/24/25	USD	3,059,960	MXN	60,514,678	168,441
HSBC Bank USA	1/24/25	USD	19,388	AUD	30,000	819
HSBC Bank USA	1/24/25	NZD	21,000	USD	12,295	(545)
HSBC Bank USA	1/24/25	USD	58,467	CAD	84,000	(16)
HSBC Bank USA	2/07/25	USD	629,920	CLP	611,722,000	15,052
HSBC Bank USA	2/21/25	GBP	606,623	USD	769,280	(10,141)
HSBC Bank USA	2/21/25	USD	60,623	EUR	58,000	421
HSBC Bank USA	3/06/25	BRL	3,402,048	USD	555,470	(11,029)
HSBC Bank USA	3/07/25	USD	2,889,598	MYR	12,834,915	12,632
HSBC Bank USA	3/14/25	USD	2,416,225	CNH	17,154,498	74,596
JP Morgan Chase Bank N.A.	1/17/25	ZAR	2,139,356	USD	118,081	(4,864)
JP Morgan Chase Bank N.A.	1/24/25	AUD	289,517	USD	190,745	(11,545)
JP Morgan Chase Bank N.A.	1/24/25	JPY	127,418,000	USD	853,091	(41,655)
JP Morgan Chase Bank N.A.	1/24/25	USD	7,949	CHF	7,000	221
JP Morgan Chase Bank N.A.	1/24/25	USD	109,521	CZK	2,619,507	1,812
JP Morgan Chase Bank N.A.	1/24/25	CAD	207,272	USD	148,644	(4,335)
JP Morgan Chase Bank N.A.	1/24/25	USD	1,583,796	EUR	1,501,229	27,451
JP Morgan Chase Bank N.A.	1/24/25	USD	46,392	JPY	7,089,000	1,247
JP Morgan Chase Bank N.A.	1/24/25	USD	15,826	NOK	176,000	365
JP Morgan Chase Bank N.A.	1/24/25	USD	25,682	AUD	41,058	268
JP Morgan Chase Bank N.A.	2/14/25	USD	116,828	PLN	475,848	1,788
JP Morgan Chase Bank N.A.	2/21/25	USD	970,304	EUR	896,000	40,278
JP Morgan Chase Bank N.A.	2/21/25	USD	68,606	GBP	54,000	1,030
JP Morgan Chase Bank N.A.	2/21/25	EUR	173,995	USD	183,095	(2,492)
JP Morgan Chase Bank N.A.	2/21/25	GBP	214,000	USD	268,449	(646)
JP Morgan Chase Bank N.A.	2/28/25	USD	50,845	SEK	556,725	372
JP Morgan Chase Bank N.A.	3/07/25	USD	223,616	THB	7,702,458	(3,239)
JP Morgan Chase Bank N.A.	3/14/25	USD	957,897	CNH	6,709,000	42,102
JP Morgan Chase Bank N.A.	3/14/25	CNH	756,000	USD	108,489	(5,293)
JP Morgan Chase Bank N.A.	3/21/25	USD	998,551	EUR	942,478	18,937
Morgan Stanley & Co. LLC	1/24/25	NZD	308,482	USD	187,295	(14,682)
Morgan Stanley & Co. LLC	1/24/25	USD	42,324	CHF	37,000	1,472
Morgan Stanley & Co. LLC	1/24/25	USD	42,366	CAD	61,000	(104)
Morgan Stanley & Co. LLC	2/21/25	EUR	1,558,920	USD	1,642,049	(23,929)
Morgan Stanley & Co. LLC	2/21/25	USD	17,855	GBP	14,213	68
Royal Bank of Canada	1/24/25	CHF	307,000	USD	344,859	(5,899)
State Street Bank and Trust	1/24/25	USD	2,143,607	AUD	3,212,031	155,482
State Street Bank and Trust	1/24/25	USD	88,532	JPY	13,345,965	3,541
State Street Bank and Trust	1/24/25	AUD	208,000	USD	129,517	(773)
State Street Bank and Trust	1/24/25	USD	1,540,701	CZK	36,053,659	58,243
State Street Bank and Trust	1/24/25	USD	3,921,327	CAD	5,469,043	113,638
State Street Bank and Trust	3/14/25	USD	1,614,910	SGD	2,153,047	33,853
State Street Bank and Trust	3/14/25	CNY	660,000	USD	95,402	(4,505)
UBS AG	1/17/25	USD	35,755	INR	3,011,447	633
UBS AG	1/24/25	JPY	20,912,255	USD	141,056	(7,880)
UBS AG	1/24/25	USD	27,922	NZD	46,000	2,183
UBS AG	1/24/25	USD	7,062,842	JPY	1,047,175,409	394,113
UBS AG	1/24/25	USD	45,090	AUD	69,000	2,381
UBS AG	1/24/25	MXN	1,018,871	USD	50,010	(1,326)
UBS AG	1/24/25	CHF	1,188,000	USD	1,356,309	(44,633)
UBS AG	1/24/25	USD	1,903,566	CHF	1,629,000	104,980
UBS AG	1/24/25	USD	56,581	CAD	79,000	1,579
UBS AG	1/24/25	USD	96,757	NOK	1,079,000	1,974
UBS AG	2/28/25	USD	113,569	SEK	1,244,000	788
UBS AG	3/06/25	BRL	1,334,000	USD	216,474	(2,989)
UBS AG	3/06/25	USD	339,792	BRL	2,088,000	5,643
UBS AG	3/07/25	USD	1,014,201	THB	35,205,448	(22,682)
UBS AG	3/14/25	USD	5,235,488	CNH	36,893,715	199,409
						$3,426,914

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-BTP	3/06/25	21	$2,667,401	$(57,495)
Euro-OAT	3/06/25	17	2,221,454	(48,448)
Australia 3 Year Bond	3/17/25	13	854,163	(16)
Korea 10 Year Bond	3/18/25	23	1,864,423	(37,734)
U.S. Treasury Long Bond	3/20/25	58	6,648,897	(45,959)
U.S. Treasury Note 10 Year	3/20/25	103	11,381,369	(180,119)
U.S. Treasury Ultra Bond	3/20/25	38	4,697,405	(178,967)
UK Long Gilt	3/27/25	1	115,265	423
U.S. Treasury Note 2 Year	3/31/25	49	10,067,570	7,289
U.S. Treasury Note 5 Year	3/31/25	233	24,859,534	(90,542)
				$(631,568)
Short
Euro-BOBL	3/06/25	62	$(7,658,794)	$89,509
Euro-Bund	3/06/25	65	(9,121,542)	136,996
Euro-Schatz	3/06/25	9	(1,000,823)	3,440
Mini 10 Year Japanese Government Bond	3/12/25	15	(1,358,926)	3,878
Australia 10 Year Bond	3/17/25	1	(70,297)	433
Korea 3 Year Bond	3/18/25	28	(2,037,334)	8,872
Canada 10 Year Bond	3/20/25	6	(513,719)	1,938
U.S. Treasury Ultra 10 Year	3/20/25	130	(14,633,299)	162,674
				$407,740

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Crossover Europe Series 41†	5.000%	Quarterly	6/20/29	EUR	1,635,000	$(151,316)	$(148,555)	$(2,761)
iTraxx Crossover Europe Series 42†	5.000%	Quarterly	12/20/29	EUR	5,275,000	(430,905)	(467,964)	37,059
Bombardier, Inc.	5.000%	Quarterly	6/20/28	USD	390,000	(45,022)	(15,794)	(29,228)
CDX.NA.EM Series 41†	1.000%	Quarterly	6/20/29	USD	4,075,000	97,050	116,178	(19,128)
						$(530,193)	$(516,135)	$(14,058)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Cellnex Telecom SA	5.000%	Quarterly	12/20/28	BBB-*	EUR	220,000	$38,097	$33,780	$4,317
Freeport McMoran, Inc.	1.000%	Quarterly	6/20/29	BBB*	USD	787,000	8,542	(711)	9,253
CDX.NA.IG Series 43†	1.000%	Quarterly	12/20/29	Not Rated	USD	20,243,000	452,188	460,835	(8,647)
							$498,827	$493,904	$4,923

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BBB-*	12/20/29	USD	225,000	$3,953	$(11,045)	$14,998
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BBB-*	12/20/29	USD	225,000	3,953	(11,239)	15,192
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BBB-*	6/20/25	USD	150,000	626	(9,034)	9,660
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BBB-*	6/20/25	USD	75,000	313	(4,350)	4,663
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BBB-*	12/20/25	USD	300,000	2,451	(281)	2,732
Republic of Vietnam	1.000%	Quarterly	Goldman Sachs International	BB+*	6/20/26	USD	550,000	3,992	4,327	(335)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB-*	6/20/25	USD	94,000	392	(4,498)	4,890
								$15,680	$(36,120)	$51,800

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 4.733%	Semi-Annually	CLP-ICP	Semi-Annually	10/16/29	CLP	991,200,000	$22,552	$—	$22,552
Fixed 4.975%	Semi-Annually	CLP-ICP	Semi-Annually	10/16/34	CLP	342,410,000	13,704	—	13,704
Fixed 4.970%	Semi-Annually	CLP-ICP	Semi-Annually	10/17/34	CLP	341,290,000	13,805	—	13,805
Fixed 5.601%	Semi-Annually	CLP-ICP	Semi-Annually	12/27/34	CLP	135,026,000	(1,119)	—	(1,119)
Fixed 5.571%	Semi-Annually	CLP-ICP	Semi-Annually	12/27/34	CLP	72,103,000	(427)	—	(427)
Fixed 5.686%	Semi-Annually	CLP-ICP	Semi-Annually	12/30/34	CLP	90,017,000	(1,388)	—	(1,388)
Fixed 5.526%	Semi-Annually	CLP-ICP	Semi-Annually	1/02/35	CLP	225,043,000	(559)	—	(559)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.476%	Quarterly	6/01/28	CNY	20,850,000	102,360	—	102,360
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 1.653%	Quarterly	9/20/29	CNY	3,515,000	5,521	—	5,521
Fixed 1.860%	Maturity	Eurozone Consumer Price Index	Maturity	9/15/29	EUR	3,075,000	(7,398)	—	(7,398)
Fixed 1.958%	Maturity	Eurozone Consumer Price Index	Maturity	10/15/34	EUR	620,000	(4,384)	—	(4,384)
Fixed 2.199%	Annually	6-Month EURIBOR	Semi-Annually	12/13/39	EUR	535,000	15,227	—	15,227
Fixed 2.213%	Annually	6-Month EURIBOR	Semi-Annually	12/13/39	EUR	270,000	7,193	—	7,193
Fixed 2.244%	Annually	6-Month EURIBOR	Semi-Annually	12/16/39	EUR	270,000	6,121	—	6,121
6-Month EURIBOR	Semi-Annually	Fixed 2.510%	Annually	8/19/44	EUR	1,270,000	28,358	—	28,358
6-Month EURIBOR	Semi-Annually	Fixed 2.472%	Annually	9/20/44	EUR	550,000	8,977	—	8,977
GBP-SONIA	Annually	Fixed 4.253%	Annually	11/07/26	GBP	7,802,000	(6,910)	193	(7,103)
GBP-SONIA	Annually	Fixed 4.257%	Annually	11/07/26	GBP	4,300,000	(2,647)	106	(2,753)
GBP-SONIA	Annually	Fixed 4.070%	Annually	11/07/29	GBP	1,265,000	732	40	692
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.390%	Semi-Annually	5/28/29	INR	48,863,000	3,794	—	3,794
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.387%	Semi-Annually	5/28/29	INR	46,947,000	3,584	—	3,584
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.378%	Semi-Annually	5/28/29	INR	47,190,000	(126,932)	—	(126,932)
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.350%	Semi-Annually	6/20/31	INR	55,000,000	4,223	—	4,223
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.283%	Semi-Annually	7/19/31	INR	71,150,000	2,482	—	2,482
INR-FBIL-MIBOR	Semi-Annually	Fixed 5.970%	Semi-Annually	9/20/31	INR	46,700,000	(7,697)	—	(7,697)
Fixed 0.418%	Annually	JPY-TONAR	Annually	8/10/28	JPY	391,535,000	28,192	—	28,192
Fixed 0.602%	Annually	JPY-TONAR	Annually	5/02/29	JPY	69,900,000	3,110	—	3,110
Fixed 0.989%	Annually	JPY-TONAR	Annually	11/13/34	JPY	110,000,000	3,685	—	3,685
Fixed 2.137%	Annually	SEK-STIBOR-SIDE	Quarterly	12/12/29	SEK	9,300,000	14,205	—	14,205
Fixed 2.141%	Annually	SEK-STIBOR-SIDE	Quarterly	12/12/29	SEK	9,300,000	14,066	—	14,066
Fixed 2.305%	Annually	SEK-STIBOR-SIDE	Quarterly	12/12/34	SEK	8,675,000	27,743	—	27,743
Fixed 2.320%	Annually	SEK-STIBOR-SIDE	Quarterly	12/12/34	SEK	8,675,000	26,757	—	26,757
Fixed 2.452%	Annually	SEK-STIBOR-SIDE	Quarterly	12/19/34	SEK	9,675,000	19,943	—	19,943
Fixed 2.571%	Annually	SEK-STIBOR-SIDE	Quarterly	12/23/34	SEK	13,200,000	14,801	—	14,801
							$231,674	$339	$231,335

*	Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent change
##	Exercise Rate.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
RON	New Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.3%
Communication Services — 8.3%
Alphabet, Inc. Class A	295,604	$55,957,837
Alphabet, Inc. Class C	131,294	25,003,629
AT&T, Inc.	66,656	1,517,757
Charter Communications, Inc. Class A (a)	907	310,892
Comcast Corp. Class A	196,398	7,370,817
Electronic Arts, Inc.	2,247	328,736
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,322,065) (a) (b) (c) (d)	3,487	2,221,603
Fox Corp. Class A	2,142	104,058
Fox Corp. Class B	1,241	56,763
Interpublic Group of Cos., Inc.	3,580	100,312
Live Nation Entertainment, Inc. (a)	1,449	187,646
Match Group, Inc. (a)	2,396	78,373
Meta Platforms, Inc. Class A	88,018	51,535,419
Netflix, Inc. (a)	28,203	25,137,898
News Corp. Class A	3,609	99,392
News Corp. Class B	1,093	33,260
Omnicom Group, Inc.	1,862	160,207
Paramount Global Class B	5,611	58,691
Pinterest, Inc. Class A (a)	96,128	2,787,712
Spotify Technology SA (a)	11,308	5,058,973
T-Mobile US, Inc.	56,814	12,540,554
Take-Two Interactive Software, Inc. (a)	1,521	279,986
Verizon Communications, Inc.	39,139	1,565,169
Walt Disney Co.	16,868	1,878,252
Warner Bros Discovery, Inc. (a)	20,423	215,871
		194,589,807
Consumer Discretionary — 11.0%
Airbnb, Inc. Class A (a)	4,019	528,137
Amazon.com, Inc. (a)	477,499	104,758,506
Aptiv PLC (a)	2,162	130,758
AutoZone, Inc. (a)	2,513	8,046,626
Best Buy Co., Inc.	1,802	154,612
Booking Holdings, Inc.	3,321	16,500,123
BorgWarner, Inc.	2,067	65,710
Caesars Entertainment, Inc. (a)	1,934	64,634
CarMax, Inc. (a)	1,493	122,068
Carnival Corp. (a)	9,670	240,976
Chipotle Mexican Grill, Inc. (a)	139,186	8,392,916
Cie Financiere Richemont SA Registered Class A	31,851	4,841,472
Coupang, Inc. (a)	213,189	4,685,894
Darden Restaurants, Inc.	1,086	202,745
Deckers Outdoor Corp. (a)	1,421	288,591
Domino's Pizza, Inc.	318	133,484

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DR Horton, Inc.	2,704	$378,073
Duolingo, Inc. (a)	4,256	1,379,923
eBay, Inc.	4,437	274,872
Expedia Group, Inc. (a)	1,140	212,416
Ferrari NV	9,658	4,103,105
Floor & Decor Holdings, Inc. Class A (a)	10,563	1,053,131
Ford Motor Co.	36,192	358,301
Garmin Ltd.	1,435	295,983
General Motors Co.	10,208	543,780
Genuine Parts Co.	1,321	154,240
Hasbro, Inc.	1,195	66,813
Hilton Worldwide Holdings, Inc.	2,281	563,772
Home Depot, Inc.	23,201	9,024,957
Las Vegas Sands Corp.	3,212	164,968
Lennar Corp. Class A	2,213	301,787
LKQ Corp.	2,507	92,132
Lowe's Cos., Inc.	24,273	5,990,576
Lululemon Athletica, Inc. (a)	17,948	6,863,495
Marriott International, Inc. Class A	2,143	597,768
McDonald's Corp.	50,284	14,576,829
MercadoLibre, Inc. (a)	1,360	2,312,598
MGM Resorts International (a)	2,148	74,428
Mohawk Industries, Inc. (a)	509	60,637
NIKE, Inc. Class B	11,066	837,364
Norwegian Cruise Line Holdings Ltd. (a)	4,198	108,015
NVR, Inc. (a)	29	237,188
O'Reilly Automotive, Inc. (a)	3,695	4,381,531
Pool Corp.	351	119,670
PulteGroup, Inc.	1,935	210,722
Ralph Lauren Corp.	381	88,003
Ross Stores, Inc.	63,498	9,605,343
Royal Caribbean Cruises Ltd.	2,303	531,279
Starbucks Corp.	51,559	4,704,759
Tapestry, Inc.	2,201	143,791
Tesla, Inc. (a)	68,116	27,507,965
TJX Cos., Inc.	50,020	6,042,916
Tractor Supply Co.	71,090	3,772,035
Ulta Beauty, Inc. (a)	436	189,630
Wynn Resorts Ltd.	870	74,959
Yum! Brands, Inc.	2,629	352,707
		257,509,713
Consumer Staples — 5.3%
Altria Group, Inc.	15,828	827,646
Archer-Daniels-Midland Co.	4,452	224,915
Brown-Forman Corp. Class B	1,741	66,123
Bunge Global SA	1,355	105,365
Campbell's Co.	1,871	78,357
Church & Dwight Co., Inc.	2,280	238,739
Clorox Co.	1,143	185,635
Coca-Cola Co.	253,932	15,809,806
Colgate-Palmolive Co.	141,320	12,847,401
Conagra Brands, Inc.	4,596	127,539
Constellation Brands, Inc. Class A	1,464	323,544
Costco Wholesale Corp.	4,127	3,781,446
Dollar General Corp.	2,027	153,687
Dollar Tree, Inc. (a)	33,404	2,503,296
Estee Lauder Cos., Inc. Class A	2,208	165,556

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Mills, Inc.	5,200	$331,604
Hershey Co.	1,375	232,856
Hormel Foods Corp.	2,761	86,613
J.M. Smucker Co.	1,017	111,992
Kellanova	2,451	198,457
Kenvue, Inc.	1,054,907	22,522,264
Keurig Dr. Pepper, Inc.	437,566	14,054,620
Kimberly-Clark Corp.	3,094	405,438
Kraft Heinz Co.	8,226	252,620
Kroger Co.	6,208	379,619
Lamb Weston Holdings, Inc.	1,371	91,624
McCormick & Co., Inc.	2,330	177,639
Molson Coors Beverage Co. Class B	1,677	96,126
Mondelez International, Inc. Class A	71,554	4,273,920
Monster Beverage Corp. (a)	6,592	346,476
PepsiCo, Inc.	12,777	1,942,871
Philip Morris International, Inc.	14,460	1,740,261
Procter & Gamble Co.	111,029	18,614,012
Sysco Corp.	4,596	351,410
Target Corp.	4,282	578,841
Tyson Foods, Inc. Class A	2,715	155,950
Walgreens Boots Alliance, Inc.	6,779	63,248
Walmart, Inc.	206,951	18,698,023
		123,145,539
Energy — 4.5%
APA Corp.	3,519	81,254
Baker Hughes Co.	9,291	381,117
Chevron Corp.	69,594	10,079,995
ConocoPhillips	164,130	16,276,772
Coterra Energy, Inc.	7,033	179,623
Devon Energy Corp.	6,018	196,969
Diamondback Energy, Inc.	56,534	9,261,965
EOG Resources, Inc.	5,267	645,629
EQT Corp.	215,373	9,930,849
Expand Energy Corp. (e)	73,451	7,312,047
Exxon Mobil Corp.	136,174	14,648,237
Halliburton Co.	8,228	223,719
Hess Corp.	2,583	343,565
Kinder Morgan, Inc.	17,847	489,008
Marathon Petroleum Corp.	2,982	415,989
Occidental Petroleum Corp.	6,287	310,641
ONEOK, Inc.	5,405	542,662
Phillips 66	38,638	4,402,027
Range Resources Corp.	242,481	8,724,467
Schlumberger NV	333,592	12,789,917
Targa Resources Corp.	2,022	360,927
TechnipFMC PLC	184,260	5,332,485
Texas Pacific Land Corp.	175	193,543
Valero Energy Corp.	2,936	359,924
Williams Cos., Inc.	37,003	2,002,602
		105,485,933
Financials — 14.0%
Aflac, Inc.	4,658	481,824
Allstate Corp.	61,590	11,873,936
American Express Co.	54,770	16,255,188

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
American International Group, Inc.	5,787	$421,294
Ameriprise Financial, Inc.	907	482,914
Annaly Capital Management, Inc.	203,952	3,732,322
Aon PLC Class A	2,013	722,989
Apollo Global Management, Inc.	4,161	687,231
Arch Capital Group Ltd.	3,499	323,133
Arthur J Gallagher & Co.	2,310	655,694
Assurant, Inc.	494	105,331
Bank of America Corp.	415,959	18,281,398
Bank of New York Mellon Corp.	6,827	524,518
Berkshire Hathaway, Inc. Class B (a)	69,621	31,557,807
Blackrock, Inc.	1,355	1,389,024
Blackstone, Inc.	6,721	1,158,835
Brown & Brown, Inc.	2,205	224,954
Capital One Financial Corp.	3,536	630,540
Cboe Global Markets, Inc.	955	186,607
Charles Schwab Corp.	237,829	17,601,724
Chubb Ltd.	24,755	6,839,807
Cincinnati Financial Corp.	1,429	205,347
Citigroup, Inc.	73,774	5,192,952
Citizens Financial Group, Inc.	4,090	178,978
CME Group, Inc.	44,664	10,372,321
Corebridge Financial, Inc.	172,961	5,176,723
Corpay, Inc. (a)	13,956	4,722,990
Discover Financial Services	2,328	403,279
Erie Indemnity Co. Class A	237	97,699
Everest Group Ltd.	396	143,534
FactSet Research Systems, Inc.	361	173,381
Fidelity National Information Services, Inc.	4,994	403,365
Fifth Third Bancorp	6,316	267,040
Fiserv, Inc. (a)	103,943	21,351,971
Franklin Resources, Inc.	2,915	59,145
Global Payments, Inc.	2,373	265,918
Globe Life, Inc.	767	85,536
Goldman Sachs Group, Inc.	19,613	11,230,796
Hartford Financial Services Group, Inc.	2,737	299,428
Huntington Bancshares, Inc.	340,545	5,540,667
Intercontinental Exchange, Inc.	5,336	795,117
Invesco Ltd.	4,275	74,727
Jack Henry & Associates, Inc.	697	122,184
JP Morgan Chase & Co.	166,541	39,921,543
KeyCorp.	235,834	4,042,195
KKR & Co., Inc.	6,260	925,917
Loews Corp.	1,666	141,094
M&T Bank Corp.	1,561	293,484
MarketAxess Holdings, Inc.	360	81,374
Marsh & McLennan Cos., Inc.	24,188	5,137,773
Mastercard, Inc. Class A	36,135	19,027,607
MetLife, Inc.	86,047	7,045,528
Moody's Corp.	1,452	687,333
Morgan Stanley	11,579	1,455,712
MSCI, Inc.	728	436,807
Nasdaq, Inc.	3,864	298,726
Northern Trust Corp.	1,842	188,805
PayPal Holdings, Inc. (a)	9,318	795,291
PNC Financial Services Group, Inc.	3,685	710,652
Principal Financial Group, Inc.	1,940	150,175
Progressive Corp.	39,145	9,379,533

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Prudential Financial, Inc.	3,302	$391,386
Raymond James Financial, Inc.	1,730	268,721
Regions Financial Corp.	8,370	196,862
S&P Global, Inc.	2,954	1,471,181
State Street Corp.	2,715	266,477
Synchrony Financial	3,682	239,330
T. Rowe Price Group, Inc.	2,075	234,662
Travelers Cos., Inc.	27,461	6,615,080
Truist Financial Corp.	12,395	537,695
US Bancorp	14,466	691,909
Visa, Inc. Class A	134,506	42,509,276
W. R. Berkley Corp.	2,857	167,192
Wells Fargo & Co.	30,978	2,175,895
Willis Towers Watson PLC	948	296,952
		328,082,335
Health Care — 11.0%
Abbott Laboratories	16,181	1,830,233
AbbVie, Inc.	46,374	8,240,660
Agilent Technologies, Inc.	2,664	357,882
Align Technology, Inc. (a)	649	135,323
Amgen, Inc.	4,993	1,301,375
Argenx SE ADR (a)	9,003	5,536,845
AstraZeneca PLC Sponsored ADR	149,565	9,799,499
Baxter International, Inc.	4,837	141,047
Becton Dickinson & Co.	25,299	5,739,584
Bio-Techne Corp.	1,502	108,189
Biogen, Inc. (a)	1,331	203,537
Boston Scientific Corp. (a)	13,680	1,221,898
Bristol-Myers Squibb Co.	18,826	1,064,799
Cardinal Health, Inc.	2,274	268,946
Cencora, Inc.	69,628	15,644,019
Centene Corp. (a)	4,676	283,272
Charles River Laboratories International, Inc. (a)	491	90,639
Cigna Group	26,030	7,187,924
Cooper Cos., Inc. (a)	1,838	168,967
CVS Health Corp.	11,651	523,013
Danaher Corp.	48,027	11,024,598
DaVita, Inc. (a)	418	62,512
Dexcom, Inc. (a)	3,617	281,294
Edwards Lifesciences Corp. (a)	5,471	405,018
Elevance Health, Inc.	43,520	16,054,528
Eli Lilly & Co.	42,854	33,083,288
GE HealthCare Technologies, Inc. (a)	33,917	2,651,631
Gilead Sciences, Inc.	11,560	1,067,797
HCA Healthcare, Inc.	7,155	2,147,573
Henry Schein, Inc. (a)	1,205	83,386
Hologic, Inc. (a)	2,206	159,031
Humana, Inc.	1,124	285,170
IDEXX Laboratories, Inc. (a)	2,543	1,051,378
Incyte Corp. (a)	1,525	105,332
Insulet Corp. (a)	648	169,173
Intuitive Surgical, Inc. (a)	23,922	12,486,327
IQVIA Holdings, Inc. (a)	1,617	317,757
Johnson & Johnson	74,156	10,724,441
Labcorp Holdings, Inc.	799	183,227
McKesson Corp.	1,180	672,494
Medtronic PLC	11,906	951,051

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Merck & Co., Inc.	23,585	$2,346,236
Mettler-Toledo International, Inc. (a)	3,462	4,236,380
Moderna, Inc. (a)	3,257	135,426
Molina Healthcare, Inc. (a)	19,006	5,531,696
Natera, Inc. (a)	15,331	2,426,897
Pfizer, Inc.	52,657	1,396,990
Quest Diagnostics, Inc.	37,830	5,707,034
Regeneron Pharmaceuticals, Inc. (a)	12,362	8,805,823
ResMed, Inc.	1,373	313,991
Revvity, Inc.	68,362	7,629,883
Solventum Corp. (a)	1,315	86,869
STERIS PLC	917	188,499
Stryker Corp.	10,676	3,843,894
Teleflex, Inc.	448	79,735
Tenet Healthcare Corp. (a)	47,059	5,940,258
Thermo Fisher Scientific, Inc.	39,279	20,434,114
UnitedHealth Group, Inc.	66,076	33,425,205
Universal Health Services, Inc. Class B	570	102,269
Vertex Pharmaceuticals, Inc. (a)	2,397	965,272
Viatris, Inc.	11,452	142,577
Waters Corp. (a)	543	201,442
West Pharmaceutical Services, Inc.	675	221,103
Zimmer Biomet Holdings, Inc.	1,894	200,063
Zoetis, Inc.	4,200	684,306
		258,860,619
Industrials — 9.0%
3M Co.	5,088	656,810
A.O. Smith Corp.	1,139	77,691
Allegion PLC	832	108,726
AMETEK, Inc.	88,769	16,001,500
Automatic Data Processing, Inc.	3,787	1,108,569
Axon Enterprise, Inc. (a)	671	398,789
Boeing Co. (a)	70,037	12,396,549
Booz Allen Hamilton Holding Corp.	26,054	3,353,150
Broadridge Financial Solutions, Inc.	19,387	4,383,207
Builders FirstSource, Inc. (a)	1,061	151,649
C.H. Robinson Worldwide, Inc.	1,120	115,718
Carrier Global Corp.	7,769	530,312
Caterpillar, Inc.	4,490	1,628,792
Cintas Corp.	3,173	579,707
Copart, Inc. (a)	8,096	464,629
CSX Corp.	207,169	6,685,344
Cummins, Inc.	26,811	9,346,315
Dayforce, Inc. (a) (e)	1,509	109,614
Deere & Co.	39,365	16,678,950
Delta Air Lines, Inc.	5,995	362,697
Dover Corp.	1,281	240,316
Eaton Corp. PLC	3,675	1,219,622
Emerson Electric Co.	5,306	657,573
Equifax, Inc.	15,471	3,942,784
Expeditors International of Washington, Inc.	1,306	144,666
Fastenal Co.	5,314	382,130
FedEx Corp.	2,085	586,573
Ferguson Enterprises, Inc.	24,009	4,167,242
Fortive Corp.	3,264	244,800
GE Vernova, Inc.	2,579	848,310
Generac Holdings, Inc. (a)	573	88,844

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Dynamics Corp.	35,776	$9,426,618
General Electric Co.	38,887	6,485,963
Honeywell International, Inc.	6,052	1,367,086
Howmet Aerospace, Inc.	3,770	412,325
Hubbell, Inc.	499	209,026
Huntington Ingalls Industries, Inc.	363	68,596
IDEX Corp.	699	146,294
Illinois Tool Works, Inc.	2,504	634,914
Ingersoll Rand, Inc.	38,372	3,471,131
Jacobs Solutions, Inc.	1,160	154,999
JB Hunt Transport Services, Inc.	734	125,264
Johnson Controls International PLC	6,178	487,630
L3Harris Technologies, Inc.	27,114	5,701,532
Leidos Holdings, Inc.	1,252	180,363
Lennox International, Inc.	298	181,571
Lockheed Martin Corp.	1,970	957,302
Masco Corp.	2,022	146,737
Nordson Corp.	522	109,223
Norfolk Southern Corp.	37,733	8,855,935
Northrop Grumman Corp.	9,442	4,431,036
Old Dominion Freight Line, Inc.	60,131	10,607,108
Otis Worldwide Corp.	3,746	346,917
Owens Corning	13,012	2,216,204
PACCAR, Inc.	4,851	504,601
Parker-Hannifin Corp.	15,543	9,885,814
Paychex, Inc.	2,972	416,734
Paycom Software, Inc.	465	95,311
Pentair PLC	1,525	153,476
Quanta Services, Inc.	1,370	432,988
Republic Services, Inc.	48,543	9,765,881
Rockwell Automation, Inc.	36,983	10,569,372
Rollins, Inc.	2,694	124,867
RTX Corp.	12,364	1,430,762
Snap-on, Inc.	485	164,648
Southwest Airlines Co.	5,697	191,533
Stanley Black & Decker, Inc.	1,479	118,749
Textron, Inc.	1,709	130,721
Trane Technologies PLC	2,092	772,680
TransDigm Group, Inc.	520	658,986
Uber Technologies, Inc. (a)	75,704	4,566,465
Union Pacific Corp.	37,952	8,654,574
United Airlines Holdings, Inc. (a)	3,069	298,000
United Parcel Service, Inc. Class B	6,796	856,976
United Rentals, Inc.	616	433,935
Veralto Corp.	2,302	234,459
Verisk Analytics, Inc.	1,310	360,813
W.W. Grainger, Inc.	412	434,269
Waste Management, Inc.	3,385	683,059
Westinghouse Air Brake Technologies Corp.	77,600	14,712,184
Xylem, Inc.	2,266	262,901
		211,300,110
Information Technology — 29.8%
Accenture PLC Class A	5,826	2,049,529
Adobe, Inc. (a)	4,095	1,820,965
Advanced Micro Devices, Inc. (a)	64,740	7,819,945
Akamai Technologies, Inc. (a)	1,398	133,719
Amphenol Corp. Class A	195,966	13,609,839

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Analog Devices, Inc.	54,725	$11,626,873
ANSYS, Inc. (a)	815	274,924
Apple, Inc.	633,129	158,548,164
Applied Materials, Inc.	7,692	1,250,950
AppLovin Corp. Class A (a)	18,457	5,976,930
Arista Networks, Inc. (a)	9,617	1,062,967
ASML Holding NV	4,885	3,385,696
Atlassian Corp. Class A (a)	14,055	3,420,706
Autodesk, Inc. (a)	28,321	8,370,838
Broadcom, Inc.	78,383	18,172,315
Cadence Design Systems, Inc. (a)	2,539	762,868
Canva, Inc. (Acquired 12/17/21-12/22/21, Cost $872,531) (a) (b) (c) (d)	512	677,617
CDW Corp.	1,222	212,677
Celonis SE (Acquired 6/17/21, Cost $435,243) (a) (b) (c) (d)	1,177	237,625
Cisco Systems, Inc.	37,085	2,195,432
Cognizant Technology Solutions Corp. Class A	4,633	356,278
Corning, Inc.	7,195	341,906
Crowdstrike Holdings, Inc. Class A (a)	2,166	741,119
Dell Technologies, Inc. Class C	2,859	329,471
Dynatrace, Inc. (a)	53,056	2,883,594
Enphase Energy, Inc. (a)	1,286	88,322
EPAM Systems, Inc. (a)	544	127,198
F5, Inc. (a)	557	140,069
Fair Isaac Corp. (a)	2,418	4,814,069
First Solar, Inc. (a)	977	172,186
Fortinet, Inc. (a)	5,875	555,070
Gartner, Inc. (a)	720	348,818
Gen Digital, Inc.	5,189	142,075
GoDaddy, Inc. Class A (a)	1,313	259,147
Hewlett Packard Enterprise Co.	12,108	258,506
HP, Inc.	8,928	291,321
HubSpot, Inc. (a)	6,421	4,473,960
Intel Corp.	40,059	803,183
International Business Machines Corp.	8,608	1,892,297
Intuit, Inc.	15,442	9,705,297
Jabil, Inc.	1,041	149,800
Juniper Networks, Inc.	3,143	117,705
Keysight Technologies, Inc. (a)	118,603	19,051,200
KLA Corp.	11,123	7,008,825
Lam Research Corp.	11,959	863,799
Microchip Technology, Inc.	5,012	287,438
Micron Technology, Inc.	51,178	4,307,140
Microsoft Corp.	335,355	141,352,132
Monolithic Power Systems, Inc.	455	269,223
Motorola Solutions, Inc.	1,547	715,070
NetApp, Inc.	1,914	222,177
NVIDIA Corp.	1,097,347	147,362,729
NXP Semiconductors NV	2,356	489,695
ON Semiconductor Corp. (a)	3,996	251,948
Oracle Corp.	14,963	2,493,434
Palantir Technologies, Inc. Class A (a)	19,084	1,443,323
Palo Alto Networks, Inc. (a)	6,093	1,108,682
PTC, Inc. (a)	21,192	3,896,573
QUALCOMM, Inc.	10,357	1,591,042
Roper Technologies, Inc.	9,981	5,188,623
Salesforce, Inc.	37,537	12,549,745
Seagate Technology Holdings PLC	2,017	174,087
ServiceNow, Inc. (a)	15,962	16,921,635

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shopify, Inc. Class A (a)	78,385	$8,334,677
Skyworks Solutions, Inc.	1,474	130,714
Snowflake, Inc. Class A (a)	30,638	4,730,814
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (b) (c) (d)	18,846	518,453
Super Micro Computer, Inc. (a)	4,814	146,731
Synopsys, Inc. (a)	15,117	7,337,187
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	37,000	7,307,130
TE Connectivity PLC	82,755	11,831,482
Teledyne Technologies, Inc. (a)	12,098	5,615,045
Teradyne, Inc.	1,549	195,050
Texas Instruments, Inc.	59,969	11,244,787
Trimble, Inc. (a)	2,254	159,268
Tyler Technologies, Inc. (a)	398	229,503
VeriSign, Inc. (a)	762	157,703
Western Digital Corp. (a)	3,218	191,889
Workday, Inc. Class A (a)	1,983	511,673
Zebra Technologies Corp. Class A (a)	477	184,227
		696,976,823
Materials — 3.0%
Air Products & Chemicals, Inc.	2,059	597,192
Albemarle Corp. (e)	1,123	96,668
Amcor PLC	13,880	130,611
Avery Dennison Corp.	745	139,412
Ball Corp.	2,752	151,718
Celanese Corp.	1,048	72,532
CF Industries Holdings, Inc.	1,668	142,314
Corteva, Inc.	6,373	363,006
Dow, Inc.	6,539	262,410
DuPont de Nemours, Inc.	3,898	297,223
Eastman Chemical Co.	1,116	101,913
Ecolab, Inc.	2,343	549,012
FMC Corp.	1,213	58,964
Franco-Nevada Corp.	34,847	4,097,659
Freeport-McMoRan, Inc.	72,595	2,764,418
International Flavors & Fragrances, Inc.	2,377	200,975
International Paper Co.	254,410	13,692,346
Linde PLC (LIN US)	40,180	16,822,161
LyondellBasell Industries NV Class A	2,400	178,248
Martin Marietta Materials, Inc.	6,752	3,487,408
Mosaic Co.	120,482	2,961,448
Newmont Corp. (NEM US)	10,561	393,080
Nucor Corp.	2,218	258,863
Packaging Corp. of America	815	183,481
PPG Industries, Inc.	28,652	3,422,481
Sherwin-Williams Co.	40,351	13,716,515
Smurfit WestRock PLC	4,597	247,594
Southern Copper Corp.	18,401	1,676,883
Steel Dynamics, Inc.	1,306	148,975
Vulcan Materials Co.	1,235	317,679
Wheaton Precious Metals Corp.	31,472	1,769,985
		69,303,174
Real Estate — 1.2%
Alexandria Real Estate Equities, Inc.	1,491	145,447
American Tower Corp.	4,342	796,366
AvalonBay Communities, Inc.	17,145	3,771,386

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BXP, Inc.	1,386	$103,063
Camden Property Trust	1,019	118,245
CBRE Group, Inc. Class A (a)	2,816	369,713
CoStar Group, Inc. (a)	3,826	273,903
Crown Castle, Inc.	4,030	365,763
Digital Realty Trust, Inc.	2,903	514,789
Equinix, Inc.	4,403	4,151,545
Equity LifeStyle Properties, Inc.	25,665	1,709,289
Equity Residential	3,177	227,981
Essex Property Trust, Inc.	593	169,266
Extra Space Storage, Inc.	1,979	296,058
Federal Realty Investment Trust	699	78,253
Healthpeak Properties, Inc.	6,438	130,498
Host Hotels & Resorts, Inc.	6,709	117,542
Invitation Homes, Inc.	5,259	168,130
Iron Mountain, Inc.	2,740	288,001
Kimco Realty Corp.	6,214	145,594
Mid-America Apartment Communities, Inc.	1,111	171,727
Prologis, Inc.	8,594	908,386
Public Storage	36,096	10,808,586
Realty Income Corp.	8,224	439,244
Regency Centers Corp.	1,561	115,405
SBA Communications Corp.	1,001	204,004
Simon Property Group, Inc.	2,834	488,043
UDR, Inc.	2,870	124,587
Ventas, Inc.	3,849	226,668
VICI Properties, Inc.	9,778	285,615
Welltower, Inc.	5,507	694,047
Weyerhaeuser Co.	6,766	190,463
		28,597,607
Utilities — 2.2%
AES Corp.	6,796	87,465
Alliant Energy Corp.	2,463	145,662
Ameren Corp.	89,006	7,933,995
American Electric Power Co., Inc.	4,942	455,801
American Water Works Co., Inc.	1,815	225,949
Atmos Energy Corp.	62,019	8,637,386
CenterPoint Energy, Inc.	6,022	191,078
CMS Energy Corp.	76,109	5,072,665
Consolidated Edison, Inc.	3,229	288,124
Constellation Energy Corp.	2,897	648,088
Dominion Energy, Inc.	7,793	419,731
DTE Energy Co.	1,927	232,685
Duke Energy Corp.	7,178	773,358
Edison International	3,605	287,823
Entergy Corp.	3,990	302,522
Evergy, Inc.	2,206	135,779
Eversource Energy	3,433	197,157
Exelon Corp.	211,812	7,972,604
FirstEnergy Corp.	4,677	186,051
NextEra Energy, Inc.	51,170	3,668,377
NiSource, Inc.	4,310	158,436
NRG Energy, Inc.	1,870	168,711
PG&E Corp.	20,280	409,250
Pinnacle West Capital Corp.	1,083	91,806
PPL Corp.	6,870	223,000
Public Service Enterprise Group, Inc.	4,622	390,513

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sempra	5,856	$513,688
Southern Co.	10,184	838,347
Vistra Corp.	3,158	435,393
WEC Energy Group, Inc.	2,950	277,418
Xcel Energy, Inc.	158,303	10,688,619
		52,057,481

TOTAL COMMON STOCK (Cost $1,893,907,403)		2,325,909,141

PREFERRED STOCK — 0.3%
Consumer Discretionary — 0.1%
GM Cruise Holdings LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (b) (c) (d)	50,500	50,500
GM Cruise Holdings LLC, Class G (Acquired 1/21/21, Cost $979,851) (a) (b) (c) (d)	37,186	37,186
Nuro, Inc., Series C (Acquired 10/30/20-3/02/21, Cost $1,236,023) (a) (b) (c) (d)	94,681	676,022
Nuro, Inc., Series D (Acquired 10/29/21, Cost $487,977) (a) (b) (c) (d)	23,409	167,140
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (a) (b) (c) (d)	18,286	398,818
Waymo LLC., Series A-2 (Acquired 5/08/20, Cost $748,934) (a) (b) (c) (d)	8,722	700,377
		2,030,043
Health Care — 0.1%
Sartorius AG 0.346%	8,544	1,904,404
Industrials — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (a) (b) (c) (d)	18,438	360,533
Information Technology — 0.0%
Canva, Inc., Series A (Acquired 12/17/21, Cost $49,421) (a) (b) (c) (d)	29	38,381
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $13,633) (a) (b) (c) (d)	8	10,588
Celonis SE, Series D (Acquired 6/17/21-10/04/22, Cost $1,306,468) (a) (b) (c) (d)	3,533	713,277
Formagrid, Inc., Series F (Acquired 12/08/21, Cost $1,130,824) (a) (b) (c) (d)	6,038	352,257
		1,114,503
Materials — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $1,059,705) (a) (b) (c) (d)	22,355	1,324,981
Redwood Materials, Inc., Series D (Acquired 6/17/22, Cost $50,373) (a) (b) (c) (d)	1,241	73,554
		1,398,535

TOTAL PREFERRED STOCK (Cost $13,104,837)		6,808,018

TOTAL EQUITIES (Cost $1,907,012,240)		2,332,717,159

TOTAL LONG-TERM INVESTMENTS (Cost $1,907,012,240)		2,332,717,159

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
Mutual Fund — 0.8%
T. Rowe Price Government Reserve Investment Fund, 2.481% (f)	18,100,813	$18,100,813

	Principal Amount
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (g)	$1,000,305	1,000,305

TOTAL SHORT-TERM INVESTMENTS (Cost $19,101,118)		19,101,118

TOTAL INVESTMENTS — 100.4% (Cost $1,926,113,358) (h)		2,351,818,277

Other Assets/(Liabilities) — (0.4)%		(9,607,355)

NET ASSETS — 100.0%		$2,342,210,922

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $8,558,912 or 0.37% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $8,558,912 or 0.37% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $124,625 or 0.01% of net assets. The Fund received $127,343 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Rate disclosed is the 7-day net yield as of December 31, 2024.
(g)	Maturity value of $1,000,458. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,020,351.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	3/21/25	3	$920,579	$(30,216)

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 96.7%
Australia — 8.1%
BHP Group Ltd.	345,967	$8,443,480
Capricorn Metals Ltd. (a)	253,981	991,870
Champion Iron Ltd. (CIA AU) (b)	103,307	367,778
Champion Iron Ltd. (CIA CN) (b)	126,408	455,524
De Grey Mining Ltd. (a)	167,089	183,311
Emerald Resources NL (a)	285,641	577,549
Fortescue Ltd.	29,833	334,705
Glencore PLC	839,661	3,691,883
Goodman Group	81,550	1,799,754
Northern Star Resources Ltd.	152,353	1,461,972
Ora Banda Mining Ltd. (a)	186,941	75,475
Predictive Discovery Ltd. (a) (b)	1,785,299	254,799
Rio Tinto Ltd. (b)	9,563	695,505
Rio Tinto PLC	34,420	2,026,084
Scentre Group	513,688	1,092,207
		22,451,896
Bahrain — 0.1%
Aluminium Bahrain BSC	110,684	381,230
Belgium — 0.4%
Shurgard Self Storage Ltd.	18,587	690,389
Warehouses De Pauw CVA	27,566	542,676
		1,233,065
Bosnia and Herzegovina — 0.5%
Adriatic Metals PLC (a)	130,323	313,568
ERO Copper Corp. (a) (b)	78,226	1,054,659
		1,368,227
Brazil — 1.9%
Vale SA Sponsored ADR	269,301	2,388,700
Wheaton Precious Metals Corp.	52,060	2,930,310
		5,319,010
Canada — 10.5%
Agnico Eagle Mines Ltd. (AEM CN)	33,888	2,651,254
Agnico Eagle Mines Ltd. (AEM US)	6,422	502,265
Alamos Gold, Inc. Class A (AGI CN)	80,064	1,477,128
Alamos Gold, Inc. Class A (AGI US)	34,787	641,472
Artemis Gold, Inc. (a)	48,060	459,720
Aya Gold & Silver, Inc. (a)	11,266	84,175
Barrick Gold Corp.	72,280	1,120,340
Boardwalk Real Estate Investment Trust	9,406	420,422

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cameco Corp.	28,187	$1,448,530
Canadian Apartment Properties REIT	12,076	358,134
Canadian National Railway Co.	2,517	255,596
Canadian Natural Resources Ltd.	56,232	1,736,113
Canadian Pacific Kansas City Ltd.	3,546	256,624
Capstone Copper Corp. (a) (b)	30,798	190,472
Colliers International Group, Inc.	5,056	687,464
Enbridge, Inc.	42,622	1,808,452
Foran Mining Corp. (a)	123,926	338,815
Franco-Nevada Corp.	28,603	3,361,243
G Mining Ventures Corp. (a)	117,780	884,917
Hudbay Minerals, Inc.	24,837	201,180
Ivanhoe Mines Ltd. Class A (a) (b)	84,371	1,001,335
Kinross Gold Corp.	53,557	496,473
Lundin Gold, Inc.	29,126	621,241
New Gold, Inc. (a)	74,093	185,046
NGEx Minerals Ltd. (a) (b)	54,224	505,857
Osisko Gold Royalties Ltd. (OR CN) (b)	62,250	1,127,251
Skeena Resources Ltd. (a)	82,160	714,460
Snowline Gold Corp. (a)	79,301	281,908
South Bow Corp. (SOBO CN) (b)	21,809	514,634
Suncor Energy, Inc. (SU CN)	39,078	1,394,895
Teck Resources Ltd. Class B	52,824	2,140,957
Wesdome Gold Mines Ltd. (a)	52,697	473,281
West Fraser Timber Co. Ltd. (WFG (CN)	9,628	834,232
		29,175,886
Chile — 0.2%
Antofagasta PLC	25,348	501,685
China — 0.5%
CMOC Group Ltd. Class H	522,000	352,887
Zijin Mining Group Co. Ltd. Class H	558,000	1,021,233
		1,374,120
Finland — 0.1%
Kojamo OYJ (a)	32,645	317,486
France — 1.4%
Air Liquide SA	7,185	1,161,618
Gecina SA	5,839	547,228
TotalEnergies SE	38,130	2,118,842
		3,827,688
Germany — 0.5%
BASF SE	11,520	506,573
LEG Immobilien SE	10,669	903,975
		1,410,548
Hong Kong — 0.5%
Kerry Properties Ltd.	168,000	336,898
Sun Hung Kai Properties Ltd.	77,500	744,929
Swire Properties Ltd.	183,000	373,215
		1,455,042

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
India — 0.3%
Hindalco Industries Ltd.	44,927	$315,979
Nexus Select Trust	232,553	374,281
		690,260
Japan — 2.3%
ARE Holdings, Inc.	2,000	21,606
Invincible Investment Corp.	1,339	560,777
Japan Metropolitan Fund Invest	404	231,391
Mitsubishi Estate Co. Ltd.	72,100	994,471
Mitsubishi Logistics Corp.	47,900	349,948
Mitsui Fudosan Co. Ltd.	178,100	1,416,299
Nippon Steel Corp. (b)	55,800	1,120,502
Nomura Real Estate Holdings, Inc.	14,000	343,931
Open House Group Co. Ltd.	10,800	363,501
Shin-Etsu Chemical Co. Ltd.	31,100	1,028,472
		6,430,898
Kazakhstan — 0.3%
NAC Kazatomprom JSC GDR (c)	19,902	751,304
Luxembourg — 0.2%
ArcelorMittal SA	20,795	481,485
Mexico — 0.8%
Grupo Mexico SAB de CV Series B	201,707	960,408
Industrias Penoles SAB de CV (a) (b)	27,811	353,990
Southern Copper Corp.	10,474	954,496
		2,268,894
Portugal — 0.3%
Galp Energia SGPS SA	56,287	933,125
Russia — 0.0%
Alrosa PJSC (a) (d) (e)	688,100	—
Polyus PJSC (a) (d) (e)	2,282	—
		—
Saudi Arabia — 0.3%
Saudi Arabian Mining Co. (a)	58,851	787,733
Singapore — 0.6%
CapitaLand Integrated Commercial Trust	449,306	634,530
Digital Core REIT Management Pte. Ltd.	414,300	240,691
Keppel DC REIT	235,600	376,076
Mapletree Industrial Trust	261,600	423,164
		1,674,461
South Africa — 2.4%
Anglo American Platinum Ltd. (b)	11,728	351,775
Anglo American PLC	107,332	3,179,988
Gold Fields Ltd.	73,114	962,986
Harmony Gold Mining Co. Ltd.	46,046	376,403
Impala Platinum Holdings Ltd. (a)	209,091	973,404
Northam Platinum Holdings Ltd.	110,004	568,425

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sibanye Stillwater Ltd. (a)	317,673	$257,247
		6,670,228
Spain — 0.1%
Cellnex Telecom SA (c)	8,263	260,480
Thailand — 0.1%
WHA Corp. PCL	2,081,700	335,437
United Kingdom — 1.9%
AngloGold Ashanti PLC (a) (d) (e)	16,105	371,703
Anglogold Ashanti PLC (ANG SJ)	26,850	601,374
Anglogold Ashanti PLC (AU US)	13,706	316,335
Big Yellow Group PLC	17,087	205,307
Derwent London PLC	20,460	501,650
Persimmon PLC	18,038	269,667
Segro PLC	131,673	1,155,531
TechnipFMC PLC	43,162	1,249,108
UNITE Group PLC	42,322	426,613
Yellow Cake PLC (a) (c)	33,592	209,180
		5,306,468
United States — 61.5%
Acadia Realty Trust	90,117	2,177,227
AGCO Corp.	3,032	283,431
Agree Realty Corp.	4,358	307,021
Alcoa Corp.	3,304	124,825
Alexandria Real Estate Equities, Inc.	3,988	389,029
Ameren Corp.	3,163	281,950
American Homes 4 Rent Class A	78,039	2,920,219
American Tower Corp.	21,536	3,949,918
Apple Hospitality REIT, Inc.	80,782	1,240,004
Atlas Energy Solutions, Inc. (b)	24,611	545,872
AvalonBay Communities, Inc.	17,478	3,844,636
Baker Hughes Co.	31,335	1,285,362
Broadstone Net Lease, Inc.	7,179	113,859
Camden Property Trust	8,599	997,828
CBRE Group, Inc. Class A (a)	3,175	416,846
CF Industries Holdings, Inc.	6,875	586,575
Chevron Corp.	18,769	2,718,502
Cleveland-Cliffs, Inc. (a)	46,075	433,105
Commercial Metals Co.	6,981	346,258
ConocoPhillips	35,174	3,488,206
Constellation Energy Corp.	1,865	417,219
Corteva, Inc.	7,739	440,813
Crown Castle, Inc.	8,065	731,979
CSX Corp.	8,035	259,289
CubeSmart	51,038	2,186,978
Diamondback Energy, Inc.	9,058	1,483,972
Digital Realty Trust, Inc.	3,442	610,370
Douglas Emmett, Inc.	39,183	727,236
EastGroup Properties, Inc.	9,008	1,445,694
Entegris, Inc.	4,547	450,426
EOG Resources, Inc.	17,138	2,100,776
EPR Properties	2,767	122,523
EQT Corp.	32,708	1,508,166
Equinix, Inc.	10,303	9,714,596

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equity LifeStyle Properties, Inc.	35,107	$2,338,126
Equity Residential	45,345	3,253,957
Essential Properties Realty Trust, Inc.	8,444	264,128
Essex Property Trust, Inc.	13,038	3,721,567
Expand Energy Corp. (b)	15,656	1,558,555
Expro Group Holdings NV (a)	24,071	300,165
Extra Space Storage, Inc.	1,695	253,572
Exxon Mobil Corp.	43,200	4,647,024
Federal Realty Investment Trust	2,066	231,289
Freeport-McMoRan, Inc.	117,692	4,481,711
Gaming & Leisure Properties, Inc.	47,169	2,271,659
GE Vernova, Inc.	2,488	818,378
Halliburton Co.	18,809	511,417
HB Fuller Co.	5,325	359,331
Hess Corp.	3,559	473,383
Hilton Worldwide Holdings, Inc.	4,474	1,105,794
Host Hotels & Resorts, Inc.	34,356	601,917
Hubbell, Inc.	536	224,525
Huntsman Corp.	15,752	284,009
International Flavors & Fragrances, Inc.	7,355	621,865
International Paper Co.	12,200	656,604
Ivanhoe Electric, Inc. (a) (b)	31,944	241,177
Kilroy Realty Corp.	32,210	1,302,895
Kimco Realty Corp.	31,566	739,591
Kinder Morgan, Inc.	19,900	545,260
Kodiak Gas Services, Inc.	12,588	513,968
Linde PLC (LIN US)	5,427	2,272,122
Lineage, Inc.	2,903	170,029
Louisiana-Pacific Corp.	7,988	827,157
Marathon Petroleum Corp.	12,553	1,751,144
Marriott International, Inc. Class A	2,302	642,120
Mosaic Co.	15,717	386,324
MP Materials Corp. (a) (b)	37,815	589,914
Newmont Corp. (NEM AU)	11,970	443,377
Newmont Corp. (NEM US)	47,817	1,779,749
NextEra Energy, Inc.	12,512	896,985
NNN REIT, Inc.	9,302	379,987
Noble Corp. PLC	13,577	426,318
Norfolk Southern Corp.	1,052	246,904
NRG Energy, Inc.	2,982	269,036
Nucor Corp.	18,197	2,123,772
ONEOK, Inc.	15,342	1,540,337
Ovintiv, Inc.	17,378	703,809
Packaging Corp. of America	4,288	965,357
Pebblebrook Hotel Trust	22,517	305,105
Permian Resources Corp.	47,735	686,429
PG&E Corp.	22,501	454,070
Phillips 66	11,184	1,274,193
Prologis, Inc.	55,866	5,905,036
Public Storage	17,683	5,294,998
Quanta Services, Inc.	1,938	612,505
Range Resources Corp.	28,926	1,040,757
Rayonier, Inc.	24,142	630,106
Realty Income Corp.	34,204	1,826,836
Regency Centers Corp.	59,714	4,414,656
Reliance, Inc.	7,644	2,058,223
Rexford Industrial Realty, Inc.	69,735	2,695,955
Royal Gold, Inc.	4,070	536,630

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RPM International, Inc.	5,077	$624,776
SBA Communications Corp.	7,109	1,448,814
Schlumberger NV	41,962	1,608,823
Schneider Electric SE	2,087	515,900
Shell PLC	103,330	3,207,709
Sherwin-Williams Co.	3,939	1,338,984
Simon Property Group, Inc.	28,343	4,880,948
Southern Co.	7,136	587,436
Stanley Black & Decker, Inc.	5,433	436,216
Steel Dynamics, Inc.	28,668	3,270,159
Sun Communities, Inc.	21,359	2,626,516
Targa Resources Corp.	9,813	1,751,620
Tenaris SA ADR	14,622	552,565
Terreno Realty Corp.	36,440	2,155,063
Texas Pacific Land Corp.	458	506,530
Union Pacific Corp.	1,275	290,751
Uranium Energy Corp. (a)	65,929	441,065
US Steel Corp.	7,413	251,968
Valero Energy Corp.	11,962	1,466,422
Ventas, Inc.	57,299	3,374,338
VICI Properties, Inc.	45,976	1,342,959
Viper Energy, Inc.	13,020	638,891
Vornado Realty Trust	28,062	1,179,726
Vulcan Materials Co.	3,201	823,393
Warrior Met Coal, Inc.	9,688	525,477
Weatherford International PLC	6,977	499,763
Welltower, Inc.	42,737	5,386,144
Weyerhaeuser Co.	35,409	996,763
Williams Cos., Inc.	44,381	2,401,900
WP Carey, Inc.	10,787	587,676
		170,841,812
Vietnam — 0.7%
Hoa Phat Group JSC (a)	1,741,730	1,819,272
Zambia — 0.2%
First Quantum Minerals Ltd. (a)	45,606	587,902

TOTAL COMMON STOCK (Cost $265,483,395)		268,655,642

PREFERRED STOCK — 0.9%
United States — 0.9%
Jetti Holdings, Inc., Series C, (Acquired 5/24/21-6/30/21, Cost $130,426)
(a) (d) (e) (f)	2,253	239,516
KoBold Metals, Inc., Series B-1, (Acquired 1/10/22, Cost $670,800)
(a) (d) (e) (f)	24,472	2,078,962
Lilac Solutions, Inc., Series B, (Acquired 9/08/21, Cost $329,342)
(a) (d) (e) (f)	25,087	233,058
		2,551,536

TOTAL PREFERRED STOCK (Cost $1,130,568)		2,551,536

TOTAL EQUITIES (Cost $266,613,963)		271,207,178

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.6%
United States — 0.6%
Global X Copper Miners ETF
	40,377	$1,541,594

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,730,718)		1,541,594

TOTAL PURCHASED OPTIONS(#) — 0.1% (Cost $183,220)		371,936

MUTUAL FUNDS — 0.1%
Canada — 0.1%
Sprott Physical Uranium Trust (a)	12,900	223,099

TOTAL MUTUAL FUNDS (Cost $295,756)		223,099

TOTAL LONG-TERM INVESTMENTS (Cost $268,823,657)		273,343,807

SHORT-TERM INVESTMENTS — 2.5%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (g)	1,701,637	1,701,637
Mutual Fund — 0.9%
T. Rowe Price Government Reserve Investment Fund, 2.481% (k)	2,597,754	2,597,754

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (h)	$1,284,439	1,284,439
U.S. Treasury Bills — 0.5%
U.S. Treasury Bills
4.254% 3/20/25 (i)	280,000	277,488
4.287% 3/20/25 (i)	70,000	69,372
4.535% 2/20/25 (i) (j)	1,000,000	994,324
		1,341,184

TOTAL SHORT-TERM INVESTMENTS (Cost $6,924,530)		6,925,014

TOTAL INVESTMENTS — 100.9% (Cost $275,748,187) (l)		280,268,821

Other Assets/(Liabilities) — (0.9)%		(2,457,780)

NET ASSETS — 100.0%		$277,811,041

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $6,445,191 or 2.32% of net assets. The Fund received $5,076,006 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $1,220,964 or 0.44% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $2,923,239 or 1.05% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $2,551,536 or 0.92% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(h)	Maturity value of $1,284,635. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,310,330.
(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	Rate disclosed is the 7-day net yield as of December 31, 2024.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
USD Call JPY Put	Barclays Bank PLC	1/22/25	159.00	7,084,000	USD	7,084,000	$32,388	$28,690	$3,698
USD Call JPY Put	Citibank N.A.	1/22/25	159.00	5,944,000	USD	5,944,000	27,176	22,528	4,648
USD Call JPY Put	Citibank N.A.	1/22/25	159.00	2,972,000	USD	2,972,000	13,588	11,368	2,220
USD Call AUD Put	Goldman Sachs International	1/22/25	0.62	5,944,000	USD	5,944,000	71,066	17,832	53,234
USD Call AUD Put	Goldman Sachs International	1/22/25	0.62	5,301,000	USD	5,301,000	63,379	20,223	43,156
USD Call AUD Put	HSBC Bank USA	1/22/25	0.62	4,755,000	USD	4,755,000	56,851	15,929	40,922
							$264,448	$116,570	$147,878
Put
S&P 500 Index	UBS AG	1/17/25	5,795.00	31	USD	17,964,500	$107,488	$66,650	$40,838
							$371,936	$183,220	$188,716

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/15/25	NOK	43,431,000	USD	3,928,630	$(113,438)
Bank of America N.A.	1/15/25	CAD	1,612,000	USD	1,139,899	(17,945)
Bank of America N.A.	1/15/25	USD	3,430,126	CNH	24,903,400	36,161
Bank of America N.A.	1/15/25	USD	3,893,476	SEK	42,449,400	54,314
Barclays Bank PLC	1/15/25	USD	2,087,664	INR	177,498,000	17,123
Barclays Bank PLC	1/15/25	TRY	141,510,611	USD	3,911,013	43,225
Barclays Bank PLC	1/15/25	INR	330,562,921	USD	3,893,923	(37,856)
BNP Paribas SA	1/15/25	GBP	1,516,062	USD	1,934,125	(36,365)
Goldman Sachs International	1/15/25	MXN	37,627,300	USD	1,857,686	(57,017)
Goldman Sachs International	2/04/25	BRL	25,930,326	USD	4,412,321	(239,997)
HSBC Bank USA	1/15/25	AUD	2,757,585	USD	1,770,809	(63,978)
State Street Bank and Trust	1/06/25	USD	37,190	JPY	5,868,208	(106)
State Street Bank and Trust	1/07/25	USD	5,333	JPY	841,464	(15)
UBS AG	1/15/25	EUR	1,786,500	USD	1,884,406	(32,972)
						$(448,866)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Topix Index	3/13/25	20	$3,498,683	$43,215
E-Mini S&P MidCap 400	3/21/25	2	667,730	(38,390)
Xak Technology	3/21/25	8	1,962,159	(69,679)
Xav Health Care	3/21/25	9	1,285,304	(24,674)
				$(89,528)
Short
S&P TSX 60 Index	3/20/25	14	$(2,963,302)	$70,485
U.S. Treasury Long Bond	3/20/25	28	(3,303,303)	115,678
E-Mini S&P Real Estate Index	3/21/25	21	(1,102,812)	46,249
MSCI EAFE Index	3/21/25	10	(1,168,944)	35,194
MSCI Emerging Market Index	3/21/25	5	(277,651)	9,201
MSCI World Index	3/21/25	14	(1,719,275)	56,355
				$333,162

OTC Total Return Swaps
Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1 Day-SOFR+30BP	USD	92,582	Monthly	VanEck Vietnam ETF+30BP	7,826	Monthly	Bank of America N.A.	1/16/26	$(2,739)	$—	$(2,739)
1 Day-SOFR+30BP	USD	344,799	Monthly	iShares Semiconductor ETF+30BP	1,516	Monthly	Bank of America N.A.	1/16/26	(18,116)	—	(18,116)
1 Day-SOFR	USD	917,866	Monthly	Dow Jones U.S. Select Home Construction Index	34	Monthly	Goldman Sachs International	1/16/26	(68,258)	—	(68,258)
1 Day-SOFR	USD	588,025	Monthly	S&P Homebuilders Select Industry Index	40	Monthly	Goldman Sachs International	1/16/26	(44,620)	—	(44,620)
1 Day-SOFR	USD	184,924	Monthly	ICE Semiconductor Gross Total Return Index	129	Monthly	Goldman Sachs International	1/20/26	(9,474)	—	(9,474)
DKK-CIBOR-DKNA13+35BP	DKK	4,202,202	Monthly	OMX Copenhagen 25 NI Index+35BP	4,169	Monthly	Morgan Stanley & Co. LLC	1/16/26	(20,050)	—	(20,050)
iShares MSCI ACWI ex US ETF+20BP		40,709	Monthly	1 Day-SOFR-20BP	USD 2,214,570	Monthly	Morgan Stanley & Co. LLC	1/16/26	91,188	—	91,188
1 Day-SOFR+40BP	USD	2,207,001	Monthly	Vanguard FTSE All-World Small Cap Index+40BP	18,481	Monthly	Morgan Stanley & Co. LLC	1/16/26	(91,296)	—	(91,296)
FTSE EPRA/Nareit Developed Index		222	Monthly	1 Day-SOFR	USD 1,329,841	Monthly	Morgan Stanley & Co. LLC	1/16/26	37,658	—	37,658
DKK-CIBOR-DKNA13+35BP	DKK	4,202,202	Monthly	OMX Copenhagen 25 NI Index+35BP	4,169	Monthly	Morgan Stanley & Co. LLC	1/16/26	(20,050)	—	(20,050)
1 Day-SOFR+42BP	USD	93,856	Monthly	Xtrackers FTSE Vietnam UCITS ETF+42BP	3,709	Monthly	Morgan Stanley & Co. LLC	1/16/26	(2,606)	—	(2,606)
FTSE Nareit All Equity REITs Index		53	Monthly	1 Day-SOFR	USD 1,379,566	Monthly	Morgan Stanley & Co. LLC	1/16/26	49,204	—	49,204
FTSE Nareit All Equity REITs Index		52	Monthly	1 Day-SOFR	USD 1,353,537	Monthly	Morgan Stanley & Co. LLC	1/16/26	48,275	—	48,275
FTSE EPRA/Nareit Developed Index		226	Monthly	1 Day-SOFR	USD 1,353,802	Monthly	Morgan Stanley & Co. LLC	1/16/26	38,337	—	38,337
1 Day-SOFR	USD	2,778,419	Monthly	S&P Homebuilders Select Industry Index	189	Monthly	Morgan Stanley & Co. LLC	1/16/26	(211,899)	—	(211,899)
1 Day-SOFR	USD	2,763,718	Monthly	S&P Homebuilders Select Industry Index	188	Monthly	Morgan Stanley & Co. LLC	1/16/26	(210,778)	—	(210,778)
									$(435,224)	$—	$(435,224)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TRY	New Turkish Lira
USD	U.S. Dollar

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 96.5%
Communication Services — 3.2%
Advantage Solutions, Inc. (a)	53,503	$156,229
AST SpaceMobile, Inc. (a) (b)	14,843	313,187
Atlanta Braves Holdings, Inc. Class C (a)	7,696	294,449
ESC GCI Liberty, Inc. (a) (c) (d)	29,586	—
Liberty Media Corp-Liberty Formula One Class C (a)	22,258	2,062,426
Liberty Media Corp-Liberty Live Class C (a)	30,400	2,069,024
Madison Square Garden Sports Corp. (a)	2,439	550,434
Match Group, Inc. (a)	24,355	796,652
New York Times Co. Class A	32,282	1,680,276
News Corp. Class A	41,872	1,153,153
News Corp. Class B	12,732	387,435
Pinterest, Inc. Class A (a)	30,430	882,470
Reddit, Inc. Class A (a)	11,396	1,862,562
Roku, Inc. (a)	5,800	431,172
Spotify Technology SA (a)	3,130	1,400,299
Trade Desk, Inc. Class A (a)	37,800	4,442,634
Vimeo, Inc. (a)	27,317	174,829
		18,657,231
Consumer Discretionary — 9.2%
Abercrombie & Fitch Co. Class A (a)	1,280	191,322
Advance Auto Parts, Inc.	40,157	1,899,025
Aramark	21,617	806,530
Asbury Automotive Group, Inc. (a)	1,417	344,374
Bath & Body Works, Inc.	67,582	2,620,154
Birkenstock Holding PLC (a)	11,665	660,939
Boot Barn Holdings, Inc. (a)	991	150,454
Bright Horizons Family Solutions, Inc. (a)	16,013	1,775,041
Brinker International, Inc. (a)	2,199	290,906
Burlington Stores, Inc. (a)	11,251	3,207,210
Caesars Entertainment, Inc. (a)	7,365	246,138
Carvana Co. (a)	3,790	770,734
Cava Group, Inc. (a)	2,855	322,044
Champion Homes, Inc. (a)	7,090	624,629
Chewy, Inc., Class A (a)	3,357	112,426
Compass Group PLC	34,809	1,157,091
Domino's Pizza, Inc.	6,932	2,909,776
Dorman Products, Inc. (a)	3,429	444,227
DraftKings, Inc. Class A (a)	51,100	1,900,920
Duolingo, Inc. (a)	1,543	500,287
Dutch Bros, Inc. Class A (a)	12,591	659,517
Etsy, Inc. (a)	10	529
Figs, Inc. Class A (a)	61,902	383,173
Five Below, Inc. (a)	12,892	1,353,144

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Floor & Decor Holdings, Inc. Class A (a)	8,961	$893,412
Framebridge Expense Fund Payment (Acquired 5/19/20, Cost $108) (a) (c) (d) (e)	108	103
Global-e Online Ltd. (a)	2,500	136,325
Grand Canyon Education, Inc. (a)	1,251	204,914
Group 1 Automotive, Inc.	1,167	491,867
Hilton Worldwide Holdings, Inc.	10,400	2,570,464
Installed Building Products, Inc.	1,517	265,854
International Game Technology PLC	5,000	88,300
Kontoor Brands, Inc.	1,384	118,207
LCI Industries	1,654	171,007
Lululemon Athletica, Inc. (a)	730	279,159
Marriott Vacations Worldwide Corp.	4,318	387,756
Meritage Home Corp.	3,000	461,460
Modine Manufacturing Co. (a)	5,257	609,444
Moncler SpA	4,208	223,505
Monro, Inc.	15,356	380,829
Norwegian Cruise Line Holdings Ltd. (a)	15,694	403,807
Ollie's Bargain Outlet Holdings, Inc. (a)	1,656	181,713
On Holding AG, Class A (a)	12,925	707,902
Papa John's International, Inc.	14,753	605,906
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (c) (d) (e)	58,048	23,800
Peloton Interactive, Inc. Class A (a)	91,304	794,345
Planet Fitness, Inc. Class A (a)	24,314	2,403,925
Pool Corp.	382	130,239
PulteGroup, Inc.	6,133	667,884
Puma SE	33,752	1,543,966
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (c) (d) (e)	39,882	7,976
Ralph Lauren Corp.	5,012	1,157,672
Red Rock Resorts, Inc. Class A	5,751	265,926
RH (a)	1,114	438,459
Ross Stores, Inc.	15,700	2,374,939
Savers Value Village, Inc. (a) (b)	29,599	303,390
Shake Shack, Inc. Class A (a)	3,310	429,638
Skechers USA, Inc. Class A (a)	3,902	262,370
Steven Madden Ltd.	7,575	322,089
Strategic Education, Inc.	11,805	1,102,823
Taylor Morrison Home Corp. (a)	2,169	132,764
Texas Roadhouse, Inc.	990	178,626
TopBuild Corp. (a)	1,390	432,763
Tractor Supply Co.	7,320	388,399
Ulta Beauty, Inc. (a)	3,337	1,451,361
Under Armour, Inc. Class A (a)	19,124	158,347
United Parks & Resorts, Inc. (a)	863	48,492
Urban Outfitters, Inc. (a)	5,008	274,839
VF Corp.	72,556	1,557,052
Victoria's Secret & Co. (a)	8,875	367,602
Viking Holdings Ltd. (a)	23,698	1,044,134
Visteon Corp. (a)	2,216	196,604
Watches of Switzerland Group PLC (a) (f)	16,558	115,219
Wingstop, Inc.	1,669	474,330
Wyndham Hotels & Resorts, Inc.	5,694	573,898
Yum! Brands, Inc.	16,476	2,210,420
		54,346,815
Consumer Staples — 3.3%
BellRing Brands, Inc. (a)	12,690	956,065

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Boston Beer Co., Inc. Class A (a)	1,843	$552,863
Casey's General Stores, Inc.	4,400	1,743,412
Celsius Holdings, Inc. (a)	1,600	42,144
Coca-Cola Consolidated, Inc.	6	7,560
Constellation Brands, Inc. Class A	7,134	1,576,614
Dollar General Corp.	4,137	313,667
Dollar Tree, Inc. (a)	26,967	2,020,907
Farmer's Business Network, Inc. (Acquired 7/31/20, Cost $48,230) (a) (c) (d) (e)	1,459	5,107
Flowers Foods, Inc.	45,605	942,199
Grocery Outlet Holding Corp. (a)	1,176	18,357
Interparfums, Inc.	2,744	360,864
Kenvue, Inc.	146,095	3,119,128
Lamb Weston Holdings, Inc.	15,528	1,037,736
Maplebear, Inc. (a)	13,200	546,744
McCormick & Co., Inc.	9,000	686,160
Nomad Foods Ltd.	21,861	366,828
Olaplex Holdings, Inc. (a)	121,436	210,084
Post Holdings, Inc. (a)	6,919	791,949
Primo Brands Corp.	5,781	177,881
Reynolds Consumer Products, Inc.	22,500	607,275
Simply Good Foods Co. (a)	14,762	575,423
TreeHouse Foods, Inc. (a)	18,589	653,032
Tyson Foods, Inc. Class A	30,110	1,729,518
Utz Brands, Inc.	25,566	400,364
		19,441,881
Energy — 5.8%
Advantage Energy Ltd. (a) (b)	26,731	183,358
Antero Resources Corp. (a)	8,320	291,616
Baker Hughes Co.	35,812	1,469,008
Cactus, Inc. Class A	14,161	826,436
ChampionX Corp.	7,305	198,623
Cheniere Energy, Inc.	13,180	2,831,987
DT Midstream, Inc. (a)	3,626	360,533
Enerflex Ltd.	60,067	597,975
EQT Corp.	41,700	1,922,787
Expand Energy Corp. (b)	47,447	4,723,349
Expro Group Holdings NV (a)	47,667	594,407
Gulfport Energy Corp. (a)	1,650	303,930
Kimbell Royalty Partners LP	9,859	160,012
Kinder Morgan, Inc.	48,551	1,330,297
Liberty Energy, Inc.	11,673	232,176
Magnolia Oil & Gas Corp. Class A	36,594	855,568
Matador Resources Co.	20,893	1,175,440
PBF Energy, Inc. Class A	7,194	191,001
Permian Resources Corp.	103,864	1,493,564
Range Resources Corp.	61,723	2,220,793
Solaris Oilfield Infrastructure, Inc.	12,333	354,944
South Bow Corp. (SOBO CN) (b)	22,150	522,681
Suncor Energy, Inc. (SU US)	29,592	1,055,843
TechnipFMC PLC	225,679	6,531,150
Tidewater, Inc. (a)	13,586	743,290
Viper Energy, Inc.	30,817	1,512,190
Weatherford International PLC	24,349	1,744,119
		34,427,077

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financials — 15.5%
Allstate Corp.	6,534	$1,259,690
Annaly Capital Management, Inc.	59,959	1,097,250
Apollo Global Management, Inc.	5,446	899,461
Assurant, Inc.	18,577	3,960,988
Axis Capital Holdings Ltd.	8,500	753,270
Baldwin Insurance Group, Inc. (a)	9,830	381,011
Banc of California, Inc.	55,898	864,183
BankUnited, Inc.	12,919	493,118
Blue Foundry Bancorp (a)	15,598	153,016
Bowhead Specialty Holdings, Inc. (a)	2,607	92,601
Cadence Bank	21,407	737,471
Capitol Federal Financial, Inc.	29,440	173,990
Cathay General Bancorp	6,676	317,844
Cboe Global Markets, Inc.	13,253	2,589,636
Coastal Financial Corp. (a)	7,344	623,579
Columbia Banking System, Inc.	65,701	1,774,584
Columbia Financial, Inc. (a) (b)	7,257	114,733
Corebridge Financial, Inc.	43,987	1,316,531
Corpay, Inc. (a)	17,668	5,979,205
CRB Group, Inc. (Acquired 4/14/22, Cost $73,283) (a) (c) (d) (e)	697	44,099
CrossFirst Bankshares, Inc. (a)	14,314	216,857
DigitalBridge Group, Inc.	22,876	258,041
Dime Community Bancshares, Inc.	8,839	271,667
East West Bancorp, Inc.	18,247	1,747,333
Eastern Bankshares, Inc.	48,344	833,934
Edenred SE	26,380	861,772
Encore Capital Group, Inc. (a)	6,417	306,540
Equity Bancshares, Inc. Class A	6,462	274,118
FB Financial Corp.	22,939	1,181,588
Fifth Third Bancorp	46,967	1,985,765
First American Financial Corp.	2,892	180,576
First Bancshares, Inc.	8,001	280,035
Five Star Bancorp	8,883	267,289
Flagstar Financial, Inc. (b)	16,687	155,690
Flywire Corp. (a)	5,406	111,472
FS Bancorp, Inc.	6,124	251,451
Global Payments, Inc.	14,432	1,617,250
Goosehead Insurance, Inc. Class A (a)	6,301	675,593
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (c) (d) (e)	8,339	37,526
HA Sustainable Infrastructure Capital, Inc. (b)	26,300	705,629
Hamilton Lane, Inc. Class A	6,928	1,025,690
Hanover Insurance Group, Inc.	10,988	1,699,404
HarborOne Bancorp, Inc.	28,977	342,798
Helix Acquisition Corp. II (a)	3,237	33,989
Home BancShares, Inc.	36,609	1,036,035
Horace Mann Educators Corp.	12,655	496,456
Houlihan Lokey, Inc.	6,307	1,095,274
Intercontinental Exchange, Inc.	10,100	1,505,001
James River Group Holdings Ltd.	24,303	118,356
John Marshall Bancorp, Inc.	11,910	239,153
Kearny Financial Corp.	12,626	89,392
KeyCorp.	54,257	929,965
KKR & Co., Inc.	1,200	177,492
Live Oak Bancshares, Inc.	33,059	1,307,483
Markel Group, Inc. (a)	430	742,279
MarketAxess Holdings, Inc.	5,955	1,346,068
Marqeta, Inc. Class A (a)	202,627	767,956

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Morningstar, Inc.	3,771	$1,269,922
National Bank Holdings Corp. Class A	12,645	544,494
OneMain Holdings, Inc.	16,997	886,054
Open Lending Corp. (a)	75,053	448,066
Origin Bancorp, Inc.	13,166	438,296
Oscar Health, Inc. Class A (a)	57,282	769,870
OTC Markets Group, Inc. Class A	3,853	197,322
Pacific Premier Bancorp, Inc.	26,404	657,988
PennyMac Financial Services, Inc.	21,989	2,245,956
PennyMac Mortgage Investment Trust	31,960	402,376
Pinnacle Financial Partners, Inc.	19,929	2,279,678
Ponce Financial Group, Inc. (a)	15,954	207,402
Popular, Inc.	28,834	2,712,126
PRA Group, Inc. (a)	10,388	217,005
Preferred Bank	6,252	540,048
Primerica, Inc.	902	244,821
ProAssurance Corp. (a)	23,672	376,622
Prosperity Bancshares, Inc.	12,996	979,249
Raymond James Financial, Inc.	11,250	1,747,462
RenaissanceRe Holdings Ltd.	6,705	1,668,271
RLI Corp.	2,881	474,875
Root, Inc. Class A (a)	2,330	169,135
Ryan Specialty Holdings, Inc.	9,800	628,768
Selective Insurance Group, Inc.	4,380	409,618
SLM Corp.	12,859	354,651
Southern First Bancshares, Inc. (a)	4,578	181,976
SouthState Corp.	17,789	1,769,650
Sprott, Inc.	1,013	42,718
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (c) (d) (e)	487	2,333
StepStone Group, Inc. Class A	29,412	1,702,367
Stifel Financial Corp.	2,670	283,234
StoneX Group, Inc. (a)	1,966	192,609
Synovus Financial Corp.	4,809	246,365
Texas Capital Bancshares, Inc. (a)	16,971	1,327,132
TMX Group Ltd.	32,582	1,003,674
Toast, Inc., Class A (a)	91,235	3,325,516
Towne Bank	24,502	834,538
TPG, Inc.	4,460	280,266
Tradeweb Markets, Inc. Class A	7,400	968,808
TWFG, Inc. (a)	7,749	238,669
Voya Financial, Inc.	16,400	1,128,812
Walker & Dunlop, Inc.	6,663	647,710
Webster Financial Corp.	38,064	2,101,894
Western Alliance Bancorp	34,278	2,863,584
Western Union Co.	165,672	1,756,123
White Mountains Insurance Group Ltd.	286	556,287
WSFS Financial Corp.	12,635	671,298
		91,794,815
Health Care — 15.2%
Acadia Healthcare Co., Inc. (a)	17,280	685,152
ACELYRIN, Inc. (a)	64,019	201,020
Agilent Technologies, Inc.	22,500	3,022,650
Agios Pharmaceuticals, Inc. (a)	1,703	55,961
Akero Therapeutics, Inc. (a)	9,047	251,687
Alcon AG	17,500	1,485,575
Align Technology, Inc. (a)	5,300	1,105,103
Alignment Healthcare, Inc. (a)	42,088	473,490

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alkermes PLC (a)	51,860	$1,491,494
Alnylam Pharmaceuticals, Inc. (a)	13,110	3,084,914
AnaptysBio, Inc. (a)	2,490	32,968
Applied Therapeutics, Inc. (a)	32,830	28,109
Arcellx, Inc. (a)	4,543	348,403
Argenx SE ADR (a)	4,149	2,551,635
Arrowhead Pharmaceuticals, Inc. (a)	12,148	228,382
Arvinas, Inc. (a)	16,644	319,065
Ascendis Pharma AS ADR (a)	10,413	1,433,558
Autolus Therapeutics PLC ADR (a)	9,351	21,975
Avanos Medical, Inc. (a)	16,865	268,491
Avantor, Inc. (a)	113,460	2,390,602
Avidity Biosciences, Inc. (a)	16,612	483,077
Baxter International, Inc.	58,741	1,712,888
BeiGene Ltd. ADR (a)	506	93,463
Bicara Therapeutics, Inc. (a)	2,112	36,791
Bio-Techne Corp.	24,147	1,739,308
Biogen, Inc. (a)	7,280	1,113,258
Black Diamond Therapeutics, Inc. (a) (b)	49,141	105,162
Blueprint Medicines Corp. (a)	10,698	933,080
BrightSpring Health Services, Inc. (a) (b)	7,262	123,672
Bruker Corp.	32,782	1,921,681
Cabaletta Bio, Inc. (a) (b)	18,364	41,686
Capsule, Corp. (Acquired 4/07/21, Cost $72,342) (a) (c) (d) (e)	4,992	6,440
Cargo Therapeutics, Inc. (a)	2,279	32,863
Celldex Therapeutics, Inc. (a)	13,276	335,484
Centessa Pharmaceuticals PLC ADR (a)	17,068	285,889
CG oncology, Inc. (a)	852	24,435
Concentra Group Holdings Parent, Inc.	141,843	2,805,654
Cooper Cos., Inc. (a)	28,997	2,665,694
Crinetics Pharmaceuticals, Inc. (a)	11,913	609,112
CRISPR Therapeutics AG (a) (b)	11,838	465,944
Cytokinetics, Inc. (a)	41,624	1,957,993
Day One Biopharmaceuticals, Inc. (a)	4,990	63,223
DENTSPLY SIRONA, Inc.	79,585	1,510,523
Disc Medicine, Inc. (a)	1,796	113,866
Doximity, Inc. Class A (a)	11,758	627,760
Dyne Therapeutics, Inc. (a)	3,479	81,965
Elanco Animal Health, Inc. (a)	57,503	696,361
Encompass Health Corp.	4,941	456,301
Enovis Corp. (a)	16,213	711,426
Ensign Group, Inc.	3,917	520,413
Entrada Therapeutics, Inc. (a)	7,135	123,364
Erasca, Inc. (a)	74,944	188,109
Exact Sciences Corp. (a)	29,545	1,660,134
EyePoint Pharmaceuticals, Inc. (a)	3,851	28,690
Generation Bio Co. (a)	16,354	17,335
Geron Corp. (a)	7,484	26,493
Ginkgo Bioworks, Inc., Earnout Shares 600 (Acquired 9/17/21, Cost $0) (a) (c) (d) (e)	21	—
Ginkgo Bioworks, Inc., Earnout Shares 700 (Acquired 9/17/21, Cost $0) (a) (c) (d) (e)	21	—
Ginkgo Bioworks, Inc., Earnout Shares 800 (Acquired 9/17/21, Cost $0) (a) (c) (d) (e)	21	—
Gyroscope Therapeutics, Milestone Payment 1 (Acquired 2/18/22, Cost $31,900) (a) (c) (d) (e)	31,900	—
Gyroscope Therapeutics, Milestone Payment 2 (Acquired 2/18/22, Cost $21,260) (a) (c) (d) (e)	21,260	—

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gyroscope Therapeutics, Milestone Payment 3 (Acquired 2/18/22, Cost $21,260) (a) (c) (d) (e)	21,260	$—
Haemonetics Corp. (a)	7,316	571,233
HealthEquity, Inc. (a)	3,815	366,049
Hologic, Inc. (a)	48,360	3,486,272
Humana, Inc.	3,722	944,309
Ideaya Biosciences, Inc. (a)	7,274	186,942
IGM Biosciences, Inc. (a) (b)	6,292	38,444
Immatics NV (a)	55,250	392,827
Immunocore Holdings PLC ADR (a) (b)	29,382	866,769
Immunome, Inc. (a)	26,522	281,664
Immunovant, Inc. (a)	25,688	636,292
Innovage Holding Corp. (a)	31,952	125,571
Insmed, Inc. (a)	24,689	1,704,529
Ionis Pharmaceuticals, Inc. (a)	47,846	1,672,696
Iovance Biotherapeutics, Inc. (a)	27,752	205,365
Janux Therapeutics, Inc. (a)	943	50,488
Jasper Therapeutics, Inc. (a)	499	10,669
Keros Therapeutics, Inc. (a)	698	11,049
Kymera Therapeutics, Inc. (a)	11,313	455,122
Lantheus Holdings, Inc. (a)	7,586	678,644
Legend Biotech Corp. ADR (a)	1,401	45,589
Madrigal Pharmaceuticals, Inc. (a) (b)	648	199,953
Masimo Corp. (a)	7,680	1,269,504
Merus NV (a)	4,632	194,776
Mettler-Toledo International, Inc. (a)	1,010	1,235,917
Mirum Pharmaceuticals, Inc. (a)	2,714	112,224
Molina Healthcare, Inc. (a)	3,608	1,050,108
Monte Rosa Therapeutics, Inc. (a) (b)	12,441	86,341
MoonLake Immunotherapeutics (a)	2,408	130,393
Natera, Inc. (a)	2,450	387,835
Neogen Corp. (a)	33,410	405,597
NeoGenomics, Inc. (a)	29,415	484,759
Neumora Therapeutics, Inc. (a) (b)	22,089	234,143
Neurocrine Biosciences, Inc. (a)	816	111,384
Novocure Ltd. (a)	7,629	227,344
Nurix Therapeutics, Inc. (a)	14,588	274,838
Nuvalent, Inc., Class A (a)	1,651	129,240
Pacific Biosciences of California, Inc. (a) (b)	30,073	55,034
Pennant Group, Inc. (a)	4,370	115,892
Penumbra, Inc. (a)	3,064	727,639
Perrigo Co. PLC	46,195	1,187,673
Phreesia, Inc. (a)	5,092	128,115
Pliant Therapeutics, Inc. (a)	8,903	117,252
Praxis Precision Medicines, Inc. (a)	1,549	119,211
Prime Medicine, Inc. (a) (b)	25,145	73,423
Privia Health Group, Inc. (a)	16,947	331,314
PROCEPT BioRobotics Corp. (a)	3,467	279,163
Progyny, Inc. (a)	14,541	250,832
Prothena Corp. PLC (a)	6,683	92,560
Quidelortho Corp. (a)	41,500	1,848,825
RadNet, Inc. (a)	4,155	290,185
Rapport Therapeutics, Inc. (a)	6,642	117,829
Relay Therapeutics, Inc. (a)	3,313	13,650
Repligen Corp. (a)	5,712	822,185
Replimune Group, Inc. (a)	16,727	202,564
REVOLUTION Medicines, Inc. (a)	6,842	299,269
Rocket Pharmaceuticals, Inc. (a)	3,563	44,787

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sarepta Therapeutics, Inc. (a)	5,186	$630,566
Sartorius Stedim Biotech	799	155,818
Scholar Rock Holding Corp. (a)	14,945	645,923
Select Medical Holdings Corp.	118,643	2,236,421
Soleno Therapeutics, Inc. (a)	1,245	55,963
Sotera Health Co. (a)	37,000	506,160
SpringWorks Therapeutics, Inc. (a)	5,212	188,310
Stevanato Group SpA (b)	15,238	332,036
Structure Therapeutics, Inc. ADR (a) (b)	1,388	37,643
Tango Therapeutics, Inc. (a)	16,343	50,500
Teleflex, Inc.	16,970	3,020,321
Terns Pharmaceuticals, Inc. (a)	3,868	21,429
Third Harmonic Bio, Inc. (a)	14,561	149,833
Ultragenyx Pharmaceutical, Inc. (a)	2,742	115,356
Vaxcyte, Inc. (a)	14,110	1,155,045
Veeva Systems, Inc. Class A (a)	21,921	4,608,890
Vera Therapeutics, Inc. (a)	11,779	498,134
Verve Therapeutics, Inc. (a)	11,168	62,987
Viatris, Inc.	80,628	1,003,819
Viridian Therapeutics, Inc. (a)	2,087	40,008
WaVe Life Sciences Ltd. (a)	6,103	75,494
West Pharmaceutical Services, Inc.	2,611	855,259
Xencor, Inc. (a)	5,720	131,446
Xenon Pharmaceuticals, Inc. (a)	6,067	237,826
Zenas Biopharma, Inc. (a)	1,296	10,614
Zimmer Biomet Holdings, Inc.	27,876	2,944,542
		89,952,395
Industrials — 17.2%
AAON, Inc.	2,451	288,434
AGCO Corp.	15,865	1,483,060
Air Lease Corp.	4,232	204,025
Alamo Group, Inc.	520	96,673
Allegiant Travel Co. (b)	5,038	474,177
API Group Corp. (a)	75,681	2,722,246
Arcosa, Inc.	8,439	816,389
Atkore, Inc.	1,200	100,140
Atmus Filtration Technologies, Inc.	12,771	500,368
AZZ, Inc.	10,434	854,753
Beacon Roofing Supply, Inc. (a)	9,062	920,518
Bombas LLC (Acquired 2/12/21, Cost $183,470) (a) (c) (d) (e)	41,514	125,372
Booz Allen Hamilton Holding Corp.	6,787	873,487
Brady Corp. Class A	5,572	411,492
BrightView Holdings, Inc. (a)	30,690	490,733
Broadridge Financial Solutions, Inc.	6,810	1,539,673
BWX Technologies, Inc.	11,215	1,249,239
Casella Waste Systems, Inc. Class A (a)	6,130	648,615
Clarivate PLC (a) (b)	167,791	852,378
Conduent, Inc. (a)	25,651	103,630
Covenant Logistics Group, Inc.	985	53,692
Crane Co.	4,828	732,649
CSW Industrials, Inc.	499	176,047
Curtiss-Wright Corp.	189	67,070
Custom Truck One Source, Inc. (a)	38,198	183,732
Dayforce, Inc. (a) (b)	33,074	2,402,495
Diploma PLC	2,542	135,204
Douglas Dynamics, Inc.	5,587	132,021
Enerpac Tool Group Corp.	6,784	278,755

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Enpro, Inc.	4,701	$810,688
Equifax, Inc.	7,000	1,783,950
Esab Corp.	52,396	6,284,376
ESCO Technologies, Inc.	3,873	515,922
Federal Signal Corp.	5,298	489,482
Ferguson Enterprises, Inc.	5,680	985,878
First Advantage Corp. (a)	5,482	102,678
Fortive Corp.	46,837	3,512,775
FTAI Aviation Ltd.	3,417	492,185
FTI Consulting, Inc. (a)	3,838	733,557
GMS, Inc. (a)	4,231	358,916
Graco, Inc.	4,658	392,623
Helios Technologies, Inc.	3,403	151,910
Herc Holdings, Inc.	2,417	457,611
Hexcel Corp.	13,643	855,416
Hillman Solutions Corp. (a)	9,949	96,903
Howmet Aerospace, Inc.	3,400	371,858
Hubbell, Inc.	2,453	1,027,537
IDEX Corp.	12,421	2,599,591
Ingersoll Rand, Inc.	39,925	3,611,616
ITT, Inc.	2,550	364,344
JB Hunt Transport Services, Inc.	9,440	1,611,030
John Bean Technologies Corp.	2,796	355,372
L3Harris Technologies, Inc.	9,368	1,969,903
Landstar System, Inc.	3,619	621,961
Leidos Holdings, Inc.	1,021	147,085
Leonardo DRS, Inc. (a)	22,816	737,185
Loar Holdings, Inc. (a)	3,988	294,753
Matson, Inc.	2,053	276,827
McGrath RentCorp	3,509	392,376
MDA Space Ltd. (a)	2,927	60,130
Middleby Corp. (a)	7,442	1,008,019
Moog, Inc. Class A	2,628	517,296
MSA Safety, Inc.	5,461	905,270
MYR Group, Inc. (a)	1,917	285,192
Norfolk Southern Corp.	8,309	1,950,122
Old Dominion Freight Line, Inc.	10,407	1,835,795
Parsons Corp. (a)	7,567	698,056
Paycor HCM, Inc. (a)	38,266	710,600
Paylocity Holding Corp. (a)	20,298	4,048,842
Quanta Services, Inc.	2,300	726,915
RBC Bearings, Inc. (a)	10,390	3,108,065
Rentokil Initial PLC	1,945	9,662
Robert Half, Inc.	143	10,076
Rush Enterprises, Inc. Class A	11,322	620,332
Saia, Inc. (a)	8,990	4,097,013
Sensata Technologies Holding PLC	45,603	1,249,522
Shyft Group, Inc.	17,911	210,275
Simpson Manufacturing Co., Inc.	885	146,760
SiteOne Landscape Supply, Inc. (a)	20,233	2,666,102
Southwest Airlines Co.	64,720	2,175,886
Spirax Group PLC	221	18,858
SPX Technologies, Inc. (a)	5,542	806,472
SS&C Technologies Holdings, Inc.	19,248	1,458,614
Standardaero, Inc. (a)	38,676	957,618
Stanley Black & Decker, Inc.	23,362	1,875,735
Sun Country Airlines Holdings, Inc. (a)	11,114	162,042
Tetra Tech, Inc.	7,493	298,521

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Textron, Inc.	44,266	$3,385,906
Thermon Group Holdings, Inc. (a)	17,740	510,380
Toro Co.	31,068	2,488,547
Transcat, Inc. (a)	2,387	252,401
TransUnion	9,014	835,688
Trex Co., Inc. (a)	6,772	467,471
UFP Industries, Inc.	7,030	791,930
UL Solutions, Inc. Class A	14,655	730,991
UniFirst Corp.	228	39,009
United Rentals, Inc.	1,250	880,550
Upwork, Inc. (a)	16,432	268,663
Valmont Industries, Inc.	802	245,949
Veralto Corp.	8,800	896,280
Verisk Analytics, Inc.	4,000	1,101,720
Verra Mobility Corp. (a)	37,096	896,981
VSE Corp. (b)	9,967	947,862
Waste Connections, Inc.	4,000	686,320
Weir Group PLC	325	8,849
WillScot Holdings Corp. (a)	37,709	1,261,366
XPO, Inc. (a)	4,900	642,635
Zurn Elkay Water Solutions Corp.	9,928	370,314
		101,650,977
Information Technology — 14.9%
Alarm.com Holdings, Inc. (a)	2,506	152,365
Allegro MicroSystems, Inc. (a)	11,456	250,428
Amphenol Corp. Class A	15,100	1,048,695
Amplitude, Inc. Class A (a)	40,506	427,338
Apiture, Inc. (Acquired 7/01/20-6/30/22, Cost $97,636) (a) (c) (d) (e)	6,130	133,511
Appfolio, Inc. Class A (a)	47	11,596
ASGN, Inc. (a)	1,124	93,674
Astera Labs, Inc. (a)	245	32,450
Atlassian Corp. Class A (a)	5,100	1,241,238
Aurora Innovation, Inc. (a)	91,827	578,510
Bill Holdings, Inc. (a)	23,091	1,956,039
Braze, Inc. Class A (a)	10,476	438,735
CCC Intelligent Solutions Holdings, Inc. (a)	196,505	2,305,004
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (c) (d) (e)	15,444	94,826
Coalition, Inc. (Acquired 9/13/21, Cost $4,230) (a) (c) (d) (e)	256	2,253
Cognex Corp.	13,101	469,802
Corning, Inc.	100,949	4,797,096
CTS Corp.	5,867	309,367
Databricks, Inc. (Acquired 7/24/20-8/28/20, Cost $24,732) (a) (c) (d) (e)	1,545	142,913
Datadog, Inc. Class A (a)	6,270	895,920
Descartes Systems Group, Inc. (a)	14,690	1,668,784
DocuSign, Inc. (a)	19,502	1,754,010
Endava PLC Sponsored ADR (a)	14,138	436,864
Enfusion, Inc. Class A (a)	6,735	69,370
Entegris, Inc.	9,775	968,311
Fabrinet (a)	40	8,795
Fair Isaac Corp. (a)	870	1,732,109
FARO Technologies, Inc. (a)	2,586	65,581
Fortinet, Inc. (a)	41,315	3,903,441
Gartner, Inc. (a)	370	179,254
Globant SA (a)	8,600	1,844,012
GoDaddy, Inc. Class A (a)	10,989	2,168,899
Grid Dynamics Holdings, Inc. (a)	4,207	93,564
Gusto, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (c) (d) (e)	15,332	285,022

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HubSpot, Inc. (a)	2,675	$1,863,860
Insight Enterprises, Inc. (a)	2,949	448,543
Intapp, Inc. (a)	14,698	941,995
JFrog Ltd. (a)	7,175	211,017
Keysight Technologies, Inc. (a)	22,078	3,546,389
Lattice Semiconductor Corp. (a)	78,670	4,456,655
Littelfuse, Inc.	3,087	727,452
MACOM Technology Solutions Holdings, Inc. (a)	15,060	1,956,445
Marvell Technology, Inc.	49,355	5,451,260
Microchip Technology, Inc.	45,510	2,609,998
Mirion Technologies, Inc. (a)	100,817	1,759,257
MKS Instruments, Inc.	16,968	1,771,290
Monday.com Ltd. (a)	5,444	1,281,735
MongoDB, Inc. (a)	2,006	467,017
Monolithic Power Systems, Inc.	1,938	1,146,715
nCino, Inc. (a)	13,889	466,393
Novanta, Inc. (a)	7,021	1,072,598
NXP Semiconductors NV	3,840	798,144
Onestream, Inc. (a)	15,412	439,550
Onto Innovation, Inc. (a)	696	116,002
PAR Technology Corp. (a)	18,312	1,330,733
Power Integrations, Inc.	4,528	279,378
Procore Technologies, Inc. (a)	8,420	630,911
PTC, Inc. (a)	16,398	3,015,100
Pure Storage, Inc. Class A (a)	18,100	1,111,883
QXO, Inc. (b)	48,958	778,432
Rambus, Inc. (a)	16,919	894,338
Roper Technologies, Inc.	3,208	1,667,679
Samsara, Inc. Class A (a)	26,463	1,156,168
ServiceTitan, Inc. Class A (a)	2,470	254,089
ServiceTitan, Inc., Lockup Shares (Acquired 5/04/21, Cost $186,853) (a) (c) (e)	5,843	601,069
SimilarWeb Ltd. (a)	4,083	57,856
Socure, Inc. (Acquired 12/22/21, Cost $62,185) (a) (c) (d) (e)	3,870	16,099
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (c) (d) (e)	2,657	13,976
TE Connectivity PLC	11,211	1,602,837
Teledyne Technologies, Inc. (a)	5,182	2,405,122
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (c) (d) (e)	4,820	167,749
TTM Technologies, Inc. (a)	3,500	86,625
Tyler Technologies, Inc. (a)	4,160	2,398,822
Varonis Systems, Inc. (a)	3,547	157,593
Vertex, Inc. Class A (a)	5,357	285,796
Viavi Solutions, Inc. (a)	59,263	598,556
Vontier Corp.	3,262	118,965
Western Digital Corp. (a)	30,968	1,846,622
Wolfspeed, Inc. (a) (b)	75,157	500,546
Workiva, Inc. (a)	10,431	1,142,194
Zebra Technologies Corp. Class A (a)	3,921	1,514,369
Zoom Communications, Inc. (a)	17,500	1,428,175
		88,153,773
Materials — 4.3%
Avery Dennison Corp.	11,600	2,170,708
Ball Corp.	40,748	2,246,437
Cabot Corp.	1,471	134,317
Capstone Copper Corp. (a) (b)	63,048	389,924
Carpenter Technology Corp.	346	58,720
Celanese Corp.	8,160	564,754

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Constellium SE (a)	102,536	$1,053,045
DS Smith PLC	263,867	1,790,247
DuPont de Nemours, Inc.	16,509	1,258,811
Eagle Materials, Inc.	174	42,936
Element Solutions, Inc.	39,081	993,830
FMC Corp.	25,801	1,254,187
Franco-Nevada Corp.	10,756	1,263,977
Freeport-McMoRan, Inc.	15,465	588,907
HB Fuller Co.	8,587	579,451
Hudbay Minerals, Inc.	12,417	100,578
International Paper Co.	23,228	1,250,131
Knife River Corp. (a)	2,392	243,123
Louisiana-Pacific Corp.	2,987	309,304
Martin Marietta Materials, Inc.	3,241	1,673,977
Orion SA	7,203	113,735
Osisko Gold Royalties Ltd. (OR CN) (b)	9,150	165,692
Osisko Gold Royalties Ltd. (OR US)	10,474	189,579
PureCycle Technologies, Inc. (a)	8,186	83,907
Quaker Chemical Corp.	2,101	295,737
Reliance, Inc.	6,158	1,658,103
Royal Gold, Inc.	2,126	280,313
RPM International, Inc.	5,400	664,524
Sealed Air Corp.	28,590	967,200
Summit Materials, Inc. Class A (a)	31,215	1,579,479
US Steel Corp.	21,608	734,456
Warrior Met Coal, Inc.	10,193	552,868
West Fraser Timber Co. Ltd. (WFG (CN) (b)	4,225	366,081
West Fraser Timber Co. Ltd. (WFG US)	602	52,103
		25,671,141
Real Estate — 4.9%
American Assets Trust, Inc.	10,960	287,810
Apartment Investment & Management Co. Class A (a)	119,794	1,088,927
Apple Hospitality REIT, Inc.	32,880	504,708
Colliers International Group, Inc.	3,112	423,139
CoStar Group, Inc. (a)	17,553	1,256,619
CubeSmart	28,311	1,213,126
Curbline Properties Corp.	26,185	608,016
EastGroup Properties, Inc.	7,189	1,153,763
Empire State Realty Trust, Inc. Class A	10,205	105,316
Equity Residential	23,156	1,661,674
Essential Properties Realty Trust, Inc.	27,828	870,460
FirstService Corp.	6,842	1,238,539
Flagship Communities REIT	10,646	158,732
Highwoods Properties, Inc.	17,544	536,495
Howard Hughes Holdings, Inc. (a)	3,825	294,219
Independence Realty Trust, Inc.	72,428	1,436,971
Kilroy Realty Corp.	16,528	668,558
Landbridge Co. LLC Class A (b)	5,328	344,189
Lineage, Inc.	11,685	684,390
Macerich Co.	24,036	478,797
NETSTREIT Corp. (b)	37,573	531,658
Opendoor Technologies, Inc. (a) (b)	99,056	158,490
Pebblebrook Hotel Trust	40,613	550,306
Rayonier, Inc.	44,157	1,152,498
Regency Centers Corp.	22,706	1,678,655
Rexford Industrial Realty, Inc.	39,146	1,513,384
Ryman Hospitality Properties, Inc.	2,785	290,587

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Safehold, Inc.	23,526	$434,760
Saul Centers, Inc.	6,942	269,350
St. Joe Co.	3,247	145,888
Sun Communities, Inc.	15,549	1,912,060
Terreno Realty Corp.	24,324	1,438,521
UMH Properties, Inc.	28,907	545,764
UNITE Group PLC	14,849	149,680
Vornado Realty Trust	31,445	1,321,948
Weyerhaeuser Co.	58,498	1,646,719
		28,754,716
Utilities — 3.0%
Ameren Corp.	22,931	2,044,069
Artesian Resources Corp. Class A	5,201	164,456
California Water Service Group	14,776	669,796
CenterPoint Energy, Inc.	24,949	791,632
Chesapeake Utilities Corp.	11,901	1,444,186
Constellation Energy Corp.	3,639	814,081
Dominion Energy, Inc.	24,248	1,305,997
FirstEnergy Corp.	52,705	2,096,605
Hawaiian Electric Industries, Inc. (a)	59,980	583,605
IDACORP, Inc.	9,931	1,085,260
MGE Energy, Inc.	5,132	482,203
Middlesex Water Co.	7,742	407,461
OGE Energy Corp.	24,056	992,310
ONE Gas, Inc.	11,774	815,350
PG&E Corp.	112,073	2,261,633
Talen Energy Corp. (a)	102	20,550
TXNM Energy, Inc.	31,381	1,543,004
		17,522,198

TOTAL COMMON STOCK (Cost $491,468,548)		570,373,019

PREFERRED STOCK — 1.3%
Consumer Discretionary — 0.0%
1661, Inc., Series F (Acquired 5/28/21, Cost $288,836) (a) (c) (d) (e)	49,629	44,170
Nuro, Inc., Series C (Acquired 10/30/20-3/02/21, Cost $282,254) (a) (c) (d) (e)	21,621	154,374
Nuro, Inc., Series D (Acquired 10/29/21, Cost $252,025) (a) (c) (d) (e)	12,090	86,323
OfferUp, Inc., Series F (Acquired 7/01/20, Cost $9,217) (a) (c) (d) (e)	4,025	2,415
		287,282
Consumer Staples — 0.0%
Epirus, Inc., Series C-2 (Acquired 1/28/21, Cost $324,592) (a) (c) (d) (e)	58,131	160,482
Farmer's Business Network, Inc., Series E (Acquired 2/11/19, Cost $191,081) (a) (c) (d) (e)	8,198	28,693
Farmer's Business Network, Inc., Series F (Acquired 7/31/20, Cost $124,028) (a) (c) (d) (e)	3,752	13,132
		202,307
Financials — 0.0%
CRB Group, Inc., Series D (Acquired 1/28/22, Cost $255,280) (a) (c) (d) (e)	2,428	153,620
Stash Financial, Inc., Series F (Acquired 4/24/20, Cost $126,801) (a) (c) (d) (e)	5,060	24,237

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stash Financial, Inc., Series G (Acquired 1/26/21, Cost $174,908) (a) (c) (d) (e)	4,667	$22,355
		200,212
Health Care — 0.5%
Capsule, Corp., Series 1 D (Acquired 4/07/21, Cost $72,328) (a) (c) (d) (e)	4,991	6,438
Caris Life Sciences, Inc., Series C (Acquired 8/14/20, Cost $125,312) (a) (c) (d) (e)	45,403	223,383
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $378,132) (a) (c) (d) (e)	46,683	229,680
CelLink, Inc., Series D (Acquired 1/20/22, Cost $223,836) (a) (c) (d) (e)	10,749	21,283
Cleerly, Inc., Series C (Acquired 7/08/22, Cost $200,211) (a) (c) (d) (e)	16,995	200,201
Color Health, Inc., Series D (Acquired 12/17/20, Cost $43,490) (a) (c) (d) (e)	1,155	20,444
Color Health, Inc., Series D-1 (Acquired 1/13/20, Cost $56,632) (a) (c) (d) (e)	2,655	31,833
Color Health, Inc., Series E (Acquired 10/26/21, Cost $15,095) (a) (c) (d) (e)	151	5,966
DTX Company, Series A-1 (Acquired 2/04/22, Cost $31,212) (a) (c) (d) (e)	17,154	15,309
Eikon Therapeutics, Inc., Series B (Acquired 12/03/21, Cost $89,186) (a) (c) (d) (e)	5,042	26,823
Genesis Therapeutics, Inc., Series A (Acquired 11/24/20, Cost $25,262) (a) (c) (d) (e)	4,946	25,262
Honor Technology, Inc., Series D (Acquired 10/16/20, Cost $225,290) (a) (c) (d) (e)	93,556	159,981
Honor Technology, Inc., Series E (Acquired 9/29/21, Cost $116,646) (a) (c) (d) (e)	36,897	63,094
Inscripta, Inc., Series E (Acquired 3/30/21, Cost $148,812) (a) (c) (d) (e)	16,853	31,515
Insitro, Inc., Series B (Acquired 5/21/20, Cost $34,456) (a) (c) (d) (e)	5,530	101,150
Insitro, Inc., Series C (Acquired 4/07/21, Cost $62,208) (a) (c) (d) (e)	3,401	62,208
Kardium, Inc., Series D-5 (Acquired 11/29/18, Cost $29,906) (a) (c) (d) (e)	30,866	26,236
Kardium, Inc., Series D-6 (Acquired 1/08/21, Cost $145,349) (a) (c) (d) (e)	143,083	121,621
National Resilience, Inc., Series B (Acquired 10/23/20, Cost $263,720) (a) (c) (d) (e)	19,306	897,150
National Resilience, Inc., Series C (Acquired 6/09/21, Cost $315,045) (a) (c) (d) (e)	7,094	329,658
Ring Therapeutics, Inc., Series B (Acquired 4/12/21, Cost $50,885) (a) (c) (d) (e)	5,531	25,443
Sail Biomedicines, Inc., Series B (Acquired 7/28/21, Cost $109,340) (a) (c) (d) (e)	3,905	8,591
Sartorius AG 0.346%	2,083	464,288
Tessera Therapeutics, Inc., Series C (Acquired 2/25/22, Cost $34,499) (a) (c) (d) (e)	1,687	34,499
Treeline Biosciences, Inc., Series A (Acquired 4/09/21, Cost $40,640) (a) (c) (d) (e)	5,192	44,705
		3,176,761
Industrials — 0.1%
ABL Space Systems, Series A-8 (Acquired 3/24/21, Cost $328,985) (a) (c) (d) (e)	8,288	5,792
Haul Hub, Inc., Series B (Acquired 2/14/20-3/03/21, Cost $108,854) (a) (c) (d) (e)	7,466	33,373
Haul Hub, Inc., Series C (Acquired 4/14/22, Cost $43,061) (a) (c) (d) (e)	2,282	10,201
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (c) (d) (e)	12,248	239,495
		288,861
Information Technology — 0.5%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (c) (d) (e)	23,433	143,879
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (c) (d) (e)	30,627	188,050

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Coalition, Inc., Series E (Acquired 9/07/21, Cost $253,711) (a) (c) (d) (e)	15,355	$135,124
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (c) (d) (e)	7,329	677,933
Databricks, Inc., Series G (Acquired 2/01/21, Cost $50,195) (a) (c) (d) (e)	849	78,533
Databricks, Inc., Series H (Acquired 8/31/21, Cost $114,856) (a) (c) (d) (e)	1,563	144,578
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (c) (d) (e)	11,083	84,785
Flexe, Inc., Series D (Acquired 4/07/22, Cost $73,849) (a) (c) (d) (e)	3,621	27,701
Gusto, Inc., Series B (Acquired 8/18/20, Cost $49,238) (a) (c) (d) (e)	3,644	67,742
Gusto, Inc., Series B-2 (Acquired 8/18/20, Cost $91,936) (a) (c) (d) (e)	6,804	126,486
Gusto, Inc., Series C (Acquired 7/16/18, Cost $84,209) (a) (c) (d) (e)	11,076	205,903
Gusto, Inc., Series D (Acquired 7/16/19, Cost $187,638) (a) (c) (d) (e)	14,095	262,026
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (c) (d) (e)	51,969	273,877
Socure, Inc., Series A (Acquired 12/22/21, Cost $75,555) (a) (c) (d) (e)	4,702	19,560
Socure, Inc., Series A-1 (Acquired 12/22/21, Cost $62,025) (a) (c) (d) (e)	3,860	16,058
Socure, Inc., Series B (Acquired 12/22/21, Cost $1,109) (a) (c) (d) (e)	69	287
Socure, Inc., Series E (Acquired 10/27/21, Cost $143,750) (a) (c) (d) (e)	8,946	37,215
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (c) (d) (e)	1,090	37,935
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (c) (d) (e)	120	4,176
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (c) (d) (e)	120	4,176
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $87,002) (a) (c) (d) (e)	3,875	134,860
		2,670,884
Materials — 0.2%
KoBold Metals, Inc., Series B-1 (Acquired 1/10/22, Cost $244,807) (a) (c) (d) (e)	8,931	758,713
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $214,074) (a) (c) (d) (e)	4,516	267,663
		1,026,376
Real Estate — 0.0%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18-6/15/18, Cost $44,816) (a) (c) (d) (e)	5,266	51,765
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (c) (d) (e)	3,470	34,110
		85,875

TOTAL PREFERRED STOCK (Cost $9,295,311)		7,938,558

TOTAL EQUITIES (Cost $500,763,859)		578,311,577

	Principal Amount
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Semiconductors — 0.1%
Wolfspeed, Inc.
Convertible, 0.250% 2/15/28	$191,000	87,955

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.875% 12/01/29	$980,000	$406,113
		494,068

TOTAL CORPORATE DEBT (Cost $644,844)		494,068

TOTAL BONDS & NOTES (Cost $644,844)		494,068

	Number of Shares
RIGHTS — 0.0%
Health Care — 0.0%
AstraZeneca PLC, CVR (a) (c) (d)	16,791	—

TOTAL RIGHTS (Cost $5,205)		—

WARRANTS — 0.0%
Communication Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25, Strike 11.5 (a)	3,668	42
Financials — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (c) (d) (e)	1,432	974
Health Care — 0.0%
REVOLUTION Medicines, Inc., Expires 12/17/26 (a)	1,166	188

TOTAL WARRANTS (Cost $6,869)		1,204

TOTAL LONG-TERM INVESTMENTS (Cost $501,420,777)		578,806,849

SHORT-TERM INVESTMENTS — 2.9%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (g)	2,100,262	2,100,262
Mutual Fund — 2.3%
T. Rowe Price Government Reserve Investment Fund, 2.481% (h)	13,792,430	13,792,430

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (i)	$1,004,199	1,004,199

TOTAL SHORT-TERM INVESTMENTS (Cost $16,896,891)		16,896,891

TOTAL INVESTMENTS — 100.8% (Cost $518,317,668) (j)		595,703,740

Other Assets/(Liabilities) — (0.8)%		(4,494,389)

NET ASSETS — 100.0%		$591,209,351

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $9,060,562 or 1.53% of net assets. The Fund received $7,191,040 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $9,185,418 or 1.55% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $9,185,418 or 1.55% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $115,219 or 0.02% of net assets.
(g)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(h)	Rate disclosed is the 7-day net yield as of December 31, 2024.
(i)	Maturity value of $1,004,353. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,024,302.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 40.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,109,206	$21,661,541
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	3,108,647	41,935,652
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	511,982	5,539,644
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	982,017	11,086,975
T. Rowe Price Hedged Equity Fund, Class I	751,045	9,312,964
		89,536,776
Fixed Income Funds — 59.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,500,542	46,424,578
T. Rowe Price Dynamic Credit Fund, Class I	344,606	3,049,764
T. Rowe Price Dynamic Global Bond Fund, Class I	1,006,879	7,843,588
T. Rowe Price Emerging Markets Bond Fund, Class I	874,988	7,997,386
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	261,986	2,486,246
T. Rowe Price Institutional High Yield Fund, Institutional Shares	963,590	7,544,914
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	9,546,320	44,103,998
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	911,912	6,474,572
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	4,576,934	4,576,934
		130,501,980

TOTAL MUTUAL FUNDS (Cost $228,057,568)		220,038,756

TOTAL LONG-TERM INVESTMENTS (Cost $228,057,568)		220,038,756

TOTAL INVESTMENTS — 100.0% (Cost $228,057,568) (b)		220,038,756

Other Assets/(Liabilities) — (0.0)%		(22,051)

NET ASSETS — 100.0%		$220,016,705

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.8%

Equity Funds — 42.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	132,041	$1,356,064
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	193,982	2,616,822
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	31,859	344,716
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	61,778	697,470
T. Rowe Price Hedged Equity Fund, Class I	46,788	580,175
		5,595,247
Fixed Income Funds — 57.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	335,956	2,835,472
T. Rowe Price Dynamic Credit Fund, Class I	19,349	171,238
T. Rowe Price Dynamic Global Bond Fund, Class I	62,512	486,969
T. Rowe Price Emerging Markets Bond Fund, Class I	53,145	485,747
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	16,139	153,163
T. Rowe Price Institutional High Yield Fund, Institutional Shares	59,866	468,748
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	508,278	2,348,245
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	56,437	400,704
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	352,573	352,573
		7,702,859

TOTAL MUTUAL FUNDS (Cost $13,386,854)		13,298,106

TOTAL LONG-TERM INVESTMENTS (Cost $13,386,854)		13,298,106

TOTAL INVESTMENTS — 99.8% (Cost $13,386,854) (b)		13,298,106

Other Assets/(Liabilities) — 0.2%		23,819

NET ASSETS — 100.0%		$13,321,925

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 45.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	924,339	$9,492,959
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,360,135	18,348,214
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	223,384	2,417,012
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	430,965	4,865,600
T. Rowe Price Hedged Equity Fund, Class I	327,114	4,056,218
		39,180,003
Fixed Income Funds — 54.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,048,642	17,290,536
T. Rowe Price Dynamic Credit Fund, Class I	126,442	1,119,010
T. Rowe Price Dynamic Global Bond Fund, Class I	381,900	2,975,002
T. Rowe Price Emerging Markets Bond Fund, Class I	321,045	2,934,353
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	96,311	913,995
T. Rowe Price Institutional High Yield Fund, Institutional Shares	357,361	2,798,137
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,897,918	13,388,380
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	367,391	2,608,475
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	2,069,816	2,069,816
		46,097,704

TOTAL MUTUAL FUNDS (Cost $88,195,437)		85,277,707

TOTAL LONG-TERM INVESTMENTS (Cost $88,195,437)		85,277,707

TOTAL INVESTMENTS — 100.0% (Cost $88,195,437) (b)		85,277,707

Other Assets/(Liabilities) — 0.0%		2,363

NET ASSETS — 100.0%		$85,280,070

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 49.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,056,782	$10,853,153
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,548,892	20,894,555
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	253,211	2,739,743
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	479,995	5,419,138
T. Rowe Price Hedged Equity Fund, Class I	370,592	4,595,336
		44,501,925
Fixed Income Funds — 51.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,148,604	18,134,220
T. Rowe Price Dynamic Credit Fund, Class I	128,910	1,140,850
T. Rowe Price Dynamic Global Bond Fund, Class I	396,038	3,085,136
T. Rowe Price Emerging Markets Bond Fund, Class I	324,558	2,966,461
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	98,755	937,181
T. Rowe Price Institutional High Yield Fund, Institutional Shares	367,112	2,874,487
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,692,996	12,441,642
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	390,005	2,769,035
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	1,973,096	1,973,096
		46,322,108

TOTAL MUTUAL FUNDS (Cost $93,322,391)		90,824,033

TOTAL LONG-TERM INVESTMENTS (Cost $93,322,391)		90,824,033

TOTAL INVESTMENTS — 100.0% (Cost $93,322,391) (b)		90,824,033

Other Assets/(Liabilities) — 0.0%		2,572

NET ASSETS — 100.0%		$90,826,605

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 52.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	4,045,029	$41,542,444
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	5,948,137	80,240,373
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	985,256	10,660,473
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,848,903	20,874,119
T. Rowe Price Hedged Equity Fund, Class I	1,422,619	17,640,481
		170,957,890
Fixed Income Funds — 47.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,495,486	63,261,903
T. Rowe Price Dynamic Credit Fund, Class I	447,353	3,959,075
T. Rowe Price Dynamic Global Bond Fund, Class I	1,394,846	10,865,850
T. Rowe Price Emerging Markets Bond Fund, Class I	1,108,330	10,130,140
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	338,759	3,214,823
T. Rowe Price Institutional High Yield Fund, Institutional Shares	1,269,587	9,940,864
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	8,301,376	38,352,359
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,394,798	9,903,064
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	7,368,797	7,368,797
		156,996,875

TOTAL MUTUAL FUNDS (Cost $334,736,070)		327,954,765

TOTAL LONG-TERM INVESTMENTS (Cost $334,736,070)		327,954,765

TOTAL INVESTMENTS — 100.0% (Cost $334,736,070) (b)		327,954,765

Other Assets/(Liabilities) — (0.0)%		(112,349)

NET ASSETS — 100.0%		$327,842,416

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 56.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	4,947,832	$50,814,231
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,379,963	99,555,703
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,208,609	13,077,148
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,246,710	25,365,359
T. Rowe Price Hedged Equity Fund, Class I	1,583,092	19,630,340
		208,442,781
Fixed Income Funds — 43.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,862,673	66,360,956
T. Rowe Price Dynamic Credit Fund, Class I	401,666	3,554,741
T. Rowe Price Dynamic Global Bond Fund, Class I	1,448,005	11,279,960
T. Rowe Price Emerging Markets Bond Fund, Class I	1,093,609	9,995,587
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	344,473	3,269,050
T. Rowe Price Institutional High Yield Fund, Institutional Shares	1,193,304	9,343,569
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	7,544,668	34,856,367
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,589,908	11,288,344
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	9,004,493	9,004,493
		158,953,067

TOTAL MUTUAL FUNDS (Cost $374,099,346)		367,395,848

TOTAL LONG-TERM INVESTMENTS (Cost $374,099,346)		367,395,848

TOTAL INVESTMENTS — 100.0% (Cost $374,099,346) (b)		367,395,848

Other Assets/(Liabilities) — (0.0)%		(126,283)

NET ASSETS — 100.0%		$367,269,565

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 67.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	16,984,061	$174,426,305
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	24,967,185	336,807,331
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,863,290	41,800,796
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	7,609,172	85,907,555
T. Rowe Price Hedged Equity Fund, Class I	2,362,206	29,291,353
		668,233,340
Fixed Income Funds — 33.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	18,086,527	152,650,290
T. Rowe Price Dynamic Credit Fund, Class I	349,429	3,092,449
T. Rowe Price Dynamic Global Bond Fund, Class I	3,163,988	24,647,466
T. Rowe Price Emerging Markets Bond Fund, Class I	2,323,376	21,235,655
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	729,409	6,922,092
T. Rowe Price Institutional High Yield Fund, Institutional Shares	2,556,798	20,019,727
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	9,322,594	43,070,385
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	4,685,654	33,268,142
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	25,326,184	25,326,184
		330,232,390

TOTAL MUTUAL FUNDS (Cost $1,026,174,379)		998,465,730

TOTAL LONG-TERM INVESTMENTS (Cost $1,026,174,379)		998,465,730

TOTAL INVESTMENTS — 100.1% (Cost $1,026,174,379) (b)		998,465,730

Other Assets/(Liabilities) — (0.1)%		(501,143)

NET ASSETS — 100.0%		$997,964,587

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 78.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,988,872	$133,395,714
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	19,376,764	261,392,541
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,833,194	30,655,160
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,849,182	66,037,270
		491,480,685
Fixed Income Funds — 21.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	8,252,004	69,646,912
T. Rowe Price Dynamic Global Bond Fund, Class I	1,401,988	10,921,485
T. Rowe Price Emerging Markets Bond Fund, Class I	902,098	8,245,179
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	285,384	2,708,290
T. Rowe Price Institutional High Yield Fund, Institutional Shares	1,013,404	7,934,954
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	13,094	60,495
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,666,092	18,929,256
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	14,082,978	14,082,978
		132,529,549

TOTAL MUTUAL FUNDS (Cost $647,737,372)		624,010,234

TOTAL LONG-TERM INVESTMENTS (Cost $647,737,372)		624,010,234

TOTAL INVESTMENTS — 100.0% (Cost $647,737,372) (b)		624,010,234

Other Assets/(Liabilities) — (0.0)%		(302,891)

NET ASSETS — 100.0%		$623,707,343

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 88.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	22,720,043	$233,334,843
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	33,990,258	458,528,587
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	4,913,766	53,166,943
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	10,229,671	115,492,983
		860,523,356
Fixed Income Funds — 11.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,505,269	54,904,470
T. Rowe Price Dynamic Global Bond Fund, Class I	1,080,339	8,415,841
T. Rowe Price Emerging Markets Bond Fund, Class I	553,767	5,061,433
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	170,815	1,621,033
T. Rowe Price Institutional High Yield Fund, Institutional Shares	610,394	4,779,384
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	21,226	98,063
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,473,246	17,560,045
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	17,736,434	17,736,434
		110,176,703

TOTAL MUTUAL FUNDS (Cost $1,011,282,482)		970,700,059

TOTAL LONG-TERM INVESTMENTS (Cost $1,011,282,482)		970,700,059

TOTAL INVESTMENTS — 100.1% (Cost $1,011,282,482) (b)		970,700,059

Other Assets/(Liabilities) — (0.1)%		(544,344)

NET ASSETS — 100.0%		$970,155,715

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 96.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	13,526,437	$138,916,510
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	20,309,491	273,975,032
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,913,806	31,527,379
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,040,422	68,196,364
		512,615,285
Fixed Income Funds — 3.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,044,877	8,818,760
T. Rowe Price Dynamic Global Bond Fund, Class I	139,481	1,086,555
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	11,388	52,611
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	609,846	4,329,905
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	6,301,315	6,301,315
		20,589,146

TOTAL MUTUAL FUNDS (Cost $554,408,992)		533,204,431

TOTAL LONG-TERM INVESTMENTS (Cost $554,408,992)		533,204,431

TOTAL INVESTMENTS — 100.1% (Cost $554,408,992) (b)		533,204,431

Other Assets/(Liabilities) — (0.1)%		(274,451)

NET ASSETS — 100.0%		$532,929,980

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 98.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	20,368,155	$209,180,948
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	30,650,105	413,469,913
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	4,373,453	47,320,763
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	9,131,836	103,098,431
		773,070,055
Fixed Income Funds — 1.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	550,699	4,647,901
T. Rowe Price Dynamic Global Bond Fund, Class I	89,036	693,590
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	17,442	80,583
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	313,203	2,223,743
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	7,309,081	7,309,081
		14,954,898

TOTAL MUTUAL FUNDS (Cost $820,777,263)		788,024,953

TOTAL LONG-TERM INVESTMENTS (Cost $820,777,263)		788,024,953

TOTAL INVESTMENTS — 100.1% (Cost $820,777,263) (b)		788,024,953

Other Assets/(Liabilities) — (0.1)%		(458,646)

NET ASSETS — 100.0%		$787,566,307

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 99.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	9,059,315	$93,039,162
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	13,519,353	182,376,074
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,937,283	20,961,398
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,054,693	45,777,479
		342,154,113
Fixed Income Funds — 1.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	233,048	1,966,927
T. Rowe Price Dynamic Global Bond Fund, Class I	35,715	278,218
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	8,113	37,481
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	140,236	995,678
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	327,554	327,554
		3,605,858

TOTAL MUTUAL FUNDS (Cost $353,501,665)		345,759,971

TOTAL LONG-TERM INVESTMENTS (Cost $353,501,665)		345,759,971

TOTAL INVESTMENTS — 100.1% (Cost $353,501,665) (b)		345,759,971

Other Assets/(Liabilities) — (0.1)%		(176,309)

NET ASSETS — 100.0%		$345,583,662

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 99.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	7,415,010	$76,152,153
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	11,060,241	149,202,657
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,586,727	17,168,390
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,315,738	37,434,682
		279,957,882
Fixed Income Funds — 1.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	189,005	1,595,199
T. Rowe Price Dynamic Global Bond Fund, Class I	31,667	246,684
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	6,736	31,121
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	116,085	824,203
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	181,121	181,121
		2,878,328

TOTAL MUTUAL FUNDS (Cost $287,953,273)		282,836,210

TOTAL LONG-TERM INVESTMENTS (Cost $287,953,273)		282,836,210

TOTAL INVESTMENTS — 100.0% (Cost $287,953,273) (b)		282,836,210

Other Assets/(Liabilities) — (0.0)%		(134,310)

NET ASSETS — 100.0%		$282,701,900

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2065 Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 99.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	141,634	$1,454,584
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	211,190	2,848,952
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	30,304	327,889
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	63,314	714,819
		5,346,244
Fixed Income Funds — 1.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,567	30,108
T. Rowe Price Dynamic Global Bond Fund, Class I	656	5,107
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	264	1,220
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,168	15,395
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	2,807	2,807
		54,637

TOTAL MUTUAL FUNDS (Cost $5,908,612)		5,400,881

TOTAL LONG-TERM INVESTMENTS (Cost $5,908,612)		5,400,881

TOTAL INVESTMENTS — 100.0% (Cost $5,908,612) (b)		5,400,881

Other Assets/(Liabilities) — 0.0%		646

NET ASSETS — 100.0%		$5,401,527

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Total Return Bond Fund ("Total Return Bond Fund")

MassMutual Diversified Value Fund ("Diversified Value Fund")

MM S&P 500® Index Fund ("S&P 500 Index Fund")

MassMutual Equity Opportunities Fund ("Equity Opportunities Fund")

MassMutual Blue Chip Growth Fund ("Blue Chip Growth Fund")

MassMutual Mid Cap Value Fund ("Mid Cap Value Fund")

MassMutual Small Cap Value Equity Fund ("Small Cap Value Equity Fund")

MassMutual Small Company Value Fund ("Small Company Value Fund")

MassMutual Mid Cap Growth Fund ("Mid Cap Growth Fund")

MassMutual Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MassMutual Overseas Fund ("Overseas Fund")

MassMutual Select T. Rowe Price International Equity Fund ("MM Select T. Rowe Price International Equity Fund")

MassMutual 20/80 Allocation Fund ("20/80 Allocation Fund")

MassMutual 40/60 Allocation Fund ("40/60 Allocation Fund")

MassMutual 60/40 Allocation Fund ("60/40 Allocation Fund")

MassMutual 80/20 Allocation Fund ("80/20 Allocation Fund")

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund ("MM RetireSMART by JPMorgan In Retirement Fund")

MassMutual RetireSMARTSM by JPMorgan 2020 Fund ("MM RetireSMART by JPMorgan 2020 Fund")

MassMutual RetireSMARTSM by JPMorgan 2025 Fund ("MM RetireSMART by JPMorgan 2025 Fund")

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund ("MM RetireSMART by JPMorgan 2030 Fund")

MassMutual RetireSMARTSM by JPMorgan 2035 Fund ("MM RetireSMART by JPMorgan 2035 Fund")

MassMutual RetireSMARTSM by JPMorgan 2040 Fund ("MM RetireSMART by JPMorgan 2040 Fund")

MassMutual RetireSMARTSM by JPMorgan 2045 Fund ("MM RetireSMART by JPMorgan 2045 Fund")

MassMutual RetireSMARTSM by JPMorgan 2050 Fund ("MM RetireSMART by JPMorgan 2050 Fund")

MassMutual RetireSMARTSM by JPMorgan 2055 Fund ("MM RetireSMART by JPMorgan 2055 Fund")

MassMutual RetireSMARTSM by JPMorgan 2060 Fund ("MM RetireSMART by JPMorgan 2060 Fund")

MassMutual RetireSMARTSM by JPMorgan 2065 Fund ("MM RetireSMART by JPMorgan 2065 Fund")

MM Equity Asset Fund ("Equity Asset Fund")

MassMutual Select T. Rowe Price Bond Asset Fund ("MM Select T. Rowe Price Bond Asset Fund")

MassMutual Select T. Rowe Price Large Cap Blend Fund ("MM Select T. Rowe Price Large Cap Blend Fund")

MassMutual Select T. Rowe Price Real Assets Fund ("MM Select T. Rowe Price Real Assets Fund")

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund ("MM Select T. Rowe Price Small and Mid Cap Blend Fund")

MassMutual Select T. Rowe Price Retirement Balanced Fund ("MM Select T. Rowe Price Retirement Balanced Fund")

MassMutual Select T. Rowe Price Retirement 2005 Fund ("MM Select T. Rowe Price Retirement 2005 Fund")

MassMutual Select T. Rowe Price Retirement 2010 Fund ("MM Select T. Rowe Price Retirement 2010 Fund")

MassMutual Select T. Rowe Price Retirement 2015 Fund ("MM Select T. Rowe Price Retirement 2015 Fund")

MassMutual Select T. Rowe Price Retirement 2020 Fund ("MM Select T. Rowe Price Retirement 2020 Fund")

MassMutual Select T. Rowe Price Retirement 2025 Fund ("MM Select T. Rowe Price Retirement 2025 Fund")

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2030 Fund ("MM Select T. Rowe Price Retirement 2030 Fund")

MassMutual Select T. Rowe Price Retirement 2035 Fund ("MM Select T. Rowe Price Retirement 2035 Fund")

MassMutual Select T. Rowe Price Retirement 2040 Fund ("MM Select T. Rowe Price Retirement 2040 Fund")

MassMutual Select T. Rowe Price Retirement 2045 Fund ("MM Select T. Rowe Price Retirement 2045 Fund")

MassMutual Select T. Rowe Price Retirement 2050 Fund ("MM Select T. Rowe Price Retirement 2050 Fund")

MassMutual Select T. Rowe Price Retirement 2055 Fund ("MM Select T. Rowe Price Retirement 2055 Fund")

MassMutual Select T. Rowe Price Retirement 2060 Fund ("MM Select T. Rowe Price Retirement 2060 Fund")

MassMutual Select T. Rowe Price Retirement 2065 Fund ("MM Select T. Rowe Price Retirement 2065 Fund")

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the "MM Target Allocation Funds") invest their investable assets in shares of MassMutual Funds advised by MML Investment Advisers, LLC ("MML Advisers") and non-affiliated mutual funds (together, the "MM Target Allocation Underlying Funds").

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, and MM RetireSMART by JPMorgan 2065 Fund (the "MM RetireSMART by JPMorgan Funds") invest their investable assets in shares of MassMutual Funds, J.P. Morgan Funds advised by J.P. Morgan Investment Management Inc. ("J.P. Morgan") or its affiliates, and non-affiliated mutual funds (together, the "MM RetireSMART by JPMorgan Underlying Funds").

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund (the "MM Select T. Rowe Price Retirement Funds") invest their investable assets in shares of MassMutual Funds and T. Rowe Price Funds (together, the "MM Select T. Rowe Price Underlying Funds"). The MM Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the ("Underlying Funds").

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE's scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund's securities in accordance with MML Advisers' fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund's net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund's assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information ("SAIs") for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission's ("SEC") EDGAR database on its website at http://www.sec.gov.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds' "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund's assets will be subject to fair valuation in accordance with MML Advisers' fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of December 31, 2024. The Diversified Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2024, for the remaining Funds' investments:

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$8,741,342	$—	$8,741,342
Corporate Debt	—	94,625,572	—	94,625,572
Municipal Obligations	—	4,006,708	—	4,006,708
Non-U.S. Government Agency Obligations	—	117,064,873	—	117,064,873
Sovereign Debt Obligations	—	3,065,615	—	3,065,615
U.S. Government Agency Obligations and Instrumentalities	—	243,001,544	—	243,001,544
U.S. Treasury Obligations	—	211,350,384	—	211,350,384
Common Stock	498,827	—	—	498,827
Short-Term Investments	1,594,598	30,790,423	—	32,385,021
Total Investments	$2,093,425	$712,646,461	$—	$714,739,886

Asset Derivatives
Forward Contracts	$—	$832,500	$—	$832,500
Futures Contracts	422,223	—	—	422,223
Swap Agreements	—	354,658	—	354,658
Total	$422,223	$1,187,158	$—	$1,609,381

Liability Derivatives
Forward Contracts	$—	$(44,468)	$—	$(44,468)
Futures Contracts	(424,200)	—	—	(424,200)
Total	$(424,200)	$(44,468)	$—	$(468,668)

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,293,642,225	$—	$—	$2,293,642,225
Short-Term Investments	—	9,545,847	—	9,545,847
Total Investments	$2,293,642,225	$9,545,847	$—	$2,303,188,072

Liability Derivatives
Futures Contracts	$(315,383)	$—	$—	$(315,383)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Opportunities Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$567,708,514	$7,194,549	*	$—	$574,903,063
Preferred Stock	—	1,097,906	*	—	1,097,906
Short-Term Investments	175	6,242,321		—	6,242,496
Total Investments	$567,708,689	$14,534,776		$—	$582,243,465

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,764,600,681	$2,672,753	$2,282,614	$2,769,556,048
Preferred Stock	—	—	4,856,806	4,856,806
Corporate Debt	—	4,086,037	—	4,086,037
Exchange-Traded Funds	32,579,959	—	—	32,579,959
Short-Term Investments	15,113	7,672,766	—	7,687,879
Total Investments	$2,797,195,753	$14,431,556	$7,139,420	$2,818,766,729

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$48,508,944	$1,333,929	*	$—	$49,842,873
Preferred Stock	—	125,437	*	—	125,437
Short-Term Investments	394	1,427,917		—	1,428,311
Total Investments	$48,509,338	$2,887,283		$—	$51,396,621

Asset Derivatives
Forward Contracts	$—	$16,134		$—	$16,134

Liability Derivatives
Forward Contracts	$—	$(124)		$—	$(124)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Value Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$37,286,003	$—	$—	$37,286,003
Short-Term Investments	29,484	437,606	—	467,090
Total Investments	$37,315,487	$437,606	$—	$37,753,093

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$122,603,265	$231,772	*	$—	$122,835,037
Short-Term Investments	868,305	419,863		—	1,288,168
Total Investments	$123,471,570	$651,635		$—	$124,123,205

Asset Derivatives
Forward Contracts	$—	$2,618		$—	$2,618

Liability Derivatives
Forward Contracts	$—	$(66)		$—	$(66)

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$4,764,150,593	$—	$—	$4,764,150,593
Preferred Stock	—	—	16,546,049	16,546,049
Short-Term Investments	6,527,608	63,301,606	—	69,829,214
Total Investments	$4,770,678,201	$63,301,606	$16,546,049	$4,850,525,856

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$761,968,970	$—	$—	$761,968,970
Exchange-Traded Funds	3,832,268	—	—	3,832,268
Short-Term Investments	3,140,152	2,642,095	—	5,782,247
Total Investments	$768,941,390	$2,642,095	$—	$771,583,485

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$5,057,675	$—	$5,057,675
Belgium	631,288	2,907,283	—	3,538,571
Canada	12,076,798	—	—	12,076,798
China	—	10,202,419	—	10,202,419
Denmark	—	10,653,138	—	10,653,138
France	—	70,351,555	—	70,351,555
Germany	—	62,135,164	—	62,135,164
Hong Kong	—	8,290,395	—	8,290,395
India	—	5,624,613	—	5,624,613
Indonesia	—	1,016,908	—	1,016,908
Ireland	—	2,818,134	—	2,818,134
Israel	3,168,672	—	—	3,168,672
Italy	6,227,049	9,765,816	—	15,992,865
Japan	—	54,458,939	—	54,458,939
Luxembourg	—	2,315,869	—	2,315,869
Netherlands	—	10,029,834	—	10,029,834
Portugal	—	2,031,349	—	2,031,349
Republic of Korea	—	3,549,311	—	3,549,311
Singapore	—	4,124,613	—	4,124,613
Spain	—	4,845,026	—	4,845,026
Sweden	—	4,907,230	—	4,907,230
Switzerland	346,105	33,854,907	—	34,201,012
Taiwan	6,421,190	—	—	6,421,190
United Kingdom	—	45,280,712	—	45,280,712
United States	7,791,864	31,584,926	—	39,376,790
Preferred Stock*
Republic of Korea	—	1,887,790	—	1,887,790
Short-Term Investments	—	6,850,465	—	6,850,465
Total Investments	$36,662,966	$394,544,071	$—	$431,207,037

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price International Equity Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Argentina	$655,108	$—	$—		$655,108
Australia	—	16,967,825	—		16,967,825
Austria	—	9,093,219	—		9,093,219
Belgium	—	455,582	—		455,582
Brazil	8,116,256	14,333,266	—		22,449,522
Canada	51,951,841	—	—		51,951,841
Chile	—	4,182,799	—		4,182,799
China	29,827,672	70,666,021	—		100,493,693
Denmark	4,921,634	7,001,740	—		11,923,374
Finland	—	6,484,631	—		6,484,631
France	—	80,543,879	—		80,543,879
Germany	4,183,741	71,892,297	—		76,076,038
Guatemala	—	1,532,739	—		1,532,739
Hong Kong	1,182,492	15,014,939	—		16,197,431
Hungary	—	5,406,491	—		5,406,491
India	1,549,346	54,332,918	—		55,882,264
Indonesia	—	11,875,332	—		11,875,332
Ireland	1,915,148	—	—		1,915,148
Italy	—	25,307,591	—		25,307,591
Japan	—	170,188,143	—		170,188,143
Luxembourg	—	5,454,164	—		5,454,164
Macau	—	1,373,486	—		1,373,486
Malaysia	—	3,582,490	—		3,582,490
Mexico	9,149,575	—	—		9,149,575
Netherlands	4,461,825	49,979,436	—		54,441,261
Norway	—	9,789,832	—		9,789,832
Peru	508,163	—	—		508,163
Philippines	—	4,679,972	—		4,679,972
Poland	—	1,401,313	—		1,401,313
Portugal	—	12,407,356	—		12,407,356
Republic of Korea	3,062,847	28,989,320	—		32,052,167
Russia	—	—	—	+	—
Saudi Arabia	—	12,117,951	—		12,117,951
Singapore	1,965,609	9,767,892	—		11,733,501
South Africa	—	3,514,525	—		3,514,525
Spain	—	5,900,079	—		5,900,079
Sweden	—	19,426,559	—		19,426,559
Switzerland	—	32,951,549	—		32,951,549
Taiwan	—	65,734,816	—		65,734,816
Thailand	2,446,379	4,021,518	—		6,467,897
United Arab Emirates	—	1,529,062	—		1,529,062
United Kingdom	17,095,020	101,669,980	—		118,765,000
United States	26,231,039	49,952,004	506,889		76,689,932
Preferred Stock*
Brazil	—	1,629,087	—		1,629,087
Germany	—	3,540,578	—		3,540,578
United States	—	—	30,440		30,440
Warrants	—	—	—	+	—
Short-Term Investments	29,547,880	1,407,200	—		30,955,080
Total Investments	$198,771,575	$996,099,581	$537,329		$1,195,408,485

Asset Derivatives
Forward Contracts	$—	$658	$—		$658

Liability Derivatives
Forward Contracts	$—	$(236,243)	$—		$(236,243)
Written Options	—	(245)	—		(245)
Total	$—	$(236,488)	$—		$(236,488)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Asset Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$288,630,120	$1,956	*	$—		$288,632,076
Rights	—	—		—	+	—
Short-Term Investments	—	3,589,624		—		3,589,624
Total Investments	$288,630,120	$3,591,580		$—		$292,221,700

Liability Derivatives
Futures Contracts	$(102,678)	$—		$—		$(102,678)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Bond Asset Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$7,979,856	$—	$7,979,856
Corporate Debt	—	131,047,412	100,004	131,147,416
Municipal Obligations	—	565,142	—	565,142
Non-U.S. Government Agency Obligations	—	44,044,557	—	44,044,557
Sovereign Debt Obligations	—	85,100,720	—	85,100,720
U.S. Government Agency Obligations and Instrumentalities	—	94,073,182	—	94,073,182
U.S. Treasury Obligations	—	122,263,686	—	122,263,686
Purchased Options	—	1,080,873	—	1,080,873
Short-Term Investments	7,429,948	17,770,788	—	25,200,736
Total Investments	$7,429,948	$503,926,216	$100,004	$511,456,168

Asset Derivatives
Forward Contracts	$—	$4,416,249	$—	$4,416,249
Futures Contracts	415,452	—	—	415,452
Swap Agreements	—	1,002,692	—	1,002,692
Total	$415,452	$5,418,941	$—	$5,834,393

Liability Derivatives
Forward Contracts	$—	$(989,335)	$—	$(989,335)
Futures Contracts	(639,280)	—	—	(639,280)
Swap Agreements	—	(786,704)	—	(786,704)
Written Options	—	(4,258)	—	(4,258)
Total	$(639,280)	$(1,780,297)	$—	$(2,419,577)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Large Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$2,317,412,371	$4,841,472	*	$3,655,298	$2,325,909,141
Preferred Stock	—	1,904,404	*	4,903,614	6,808,018
Short-Term Investments	18,100,813	1,000,305		—	19,101,118
Total Investments	$2,335,513,184	$7,746,181		$8,558,912	$2,351,818,277

Liability Derivatives
Futures Contracts	$(30,216)	$—		$—	$(30,216)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Real Assets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$455,524	$21,996,372	$—		$22,451,896
Bahrain	—	381,230	—		381,230
Belgium	—	1,233,065	—		1,233,065
Bosnia and Herzegovina	1,054,659	313,568	—		1,368,227
Brazil	5,319,010	—	—		5,319,010
Canada	29,175,886	—	—		29,175,886
Chile	—	501,685	—		501,685
China	—	1,374,120	—		1,374,120
Finland	—	317,486	—		317,486
France	—	3,827,688	—		3,827,688
Germany	—	1,410,548	—		1,410,548
Hong Kong	—	1,455,042	—		1,455,042
India	—	690,260	—		690,260
Japan	—	6,430,898	—		6,430,898
Kazakhstan	—	751,304	—		751,304
Luxembourg	—	481,485	—		481,485
Mexico	2,268,894	—	—		2,268,894
Portugal	—	933,125	—		933,125
Russia	—	—	—	+	—
Saudi Arabia	—	787,733	—		787,733
Singapore	—	1,674,461	—		1,674,461
South Africa	—	6,670,228	—		6,670,228
Spain	—	260,480	—		260,480
Thailand	—	335,437	—		335,437
United Kingdom	1,565,443	3,369,322	371,703		5,306,468
United States	166,674,826	4,166,986	—		170,841,812
Vietnam	—	1,819,272	—		1,819,272
Zambia	587,902	—	—		587,902
Preferred Stock
United States	—	—	2,551,536		2,551,536
Exchange-Traded Funds	1,541,594	—	—		1,541,594
Purchased Options	—	371,936	—		371,936
Mutual Funds	223,099	—	—		223,099
Short-Term Investments	4,299,391	2,625,623	—		6,925,014
Total Investments	$213,166,228	$64,179,354	$2,923,239		$280,268,821

Asset Derivatives
Forward Contracts	$—	$150,823	$—		$150,823
Futures Contracts	376,377	—	—		376,377
Swap Agreements	—	264,662	—		264,662
Total	$376,377	$415,485	$—		$791,862

Liability Derivatives
Forward Contracts	$—	$(599,689)	$—		$(599,689)
Futures Contracts	(132,743)	—	—		(132,743)
Swap Agreements	—	(699,886)	—		(699,886)
Total	$(132,743)	$(1,299,575)	$—		$(1,432,318)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Small and Mid Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$562,295,652	$6,968,262	*	$1,109,105		$570,373,019
Preferred Stock	—	464,288	*	7,474,270		7,938,558
Corporate Debt	—	494,068		—		494,068
Rights	—	—		—	+	—
Warrants	230	—		974		1,204
Short-Term Investments	15,892,692	1,004,199		—		16,896,891
Total Investments	$578,188,574	$8,930,817		$8,584,349		$595,703,740

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
+	Represents a security at $0 value as of December 31, 2024.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and SAI(s) which can be found on the SEC's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds' securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Notes to Portfolio of Investments (Unaudited) (Continued)

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2024, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the Overseas Fund and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At December 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$740,389,095	$3,720,178	$(29,369,387)	$(25,649,209)
Diversified Value Fund	540,609,946	79,096,607	(12,455,643)	66,640,964
S&P 500 Index Fund	1,071,759,172	1,279,511,633	(48,082,733)	1,231,428,900
Equity Opportunities Fund	477,853,137	111,647,426	(7,257,098)	104,390,328
Blue Chip Growth Fund	1,469,209,003	1,391,424,756	(41,867,030)	1,349,557,726
Mid Cap Value Fund	48,562,831	5,617,942	(2,784,152)	2,833,790
Small Cap Value Equity Fund	33,499,476	6,747,704	(2,494,087)	4,253,617
Small Company Value Fund	115,743,736	16,562,834	(8,183,365)	8,379,469
Mid Cap Growth Fund	3,831,837,600	1,237,863,554	(219,175,298)	1,018,688,256
Small Cap Growth Equity Fund	628,319,114	178,098,257	(34,833,886)	143,264,371
Overseas Fund	382,078,239	86,041,706	(36,912,908)	49,128,798
MM Select T. Rowe Price International Equity Fund	1,064,287,430	210,349,988	(79,228,933)	131,121,055
20/80 Allocation Fund	193,747,487	1,733,838	(14,089,559)	(12,355,721)
40/60 Allocation Fund	182,094,957	3,163,706	(12,799,337)	(9,635,631)
60/40 Allocation Fund	158,392,091	5,046,388	(7,971,162)	(2,924,774)
80/20 Allocation Fund	122,958,364	5,236,182	(4,856,237)	379,945
MM RetireSMART by JPMorgan In Retirement Fund	63,610,445	1,277,978	(1,494,933)	(216,955)
MM RetireSMART by JPMorgan 2020 Fund	96,722,756	1,934,801	(2,114,739)	(179,938)
MM RetireSMART by JPMorgan 2025 Fund	105,574,888	2,844,244	(2,705,949)	138,295
MM RetireSMART by JPMorgan 2030 Fund	236,550,373	7,267,579	(5,742,379)	1,525,200
MM RetireSMART by JPMorgan 2035 Fund	138,102,012	4,783,592	(3,219,676)	1,563,916
MM RetireSMART by JPMorgan 2040 Fund	183,448,237	8,525,839	(3,798,546)	4,727,293
MM RetireSMART by JPMorgan 2045 Fund	110,895,503	4,766,896	(2,108,633)	2,658,263
MM RetireSMART by JPMorgan 2050 Fund	138,809,386	6,783,549	(2,360,581)	4,422,968
MM RetireSMART by JPMorgan 2055 Fund	63,472,276	2,789,122	(1,097,983)	1,691,139
MM RetireSMART by JPMorgan 2060 Fund	25,147,830	1,084,820	(437,308)	647,512
MM RetireSMART by JPMorgan 2065 Fund	1,284,065	24,782	(30,019)	(5,237)
Equity Asset Fund	204,385,862	92,949,870	(5,114,032)	87,835,838
MM Select T. Rowe Price Bond Asset Fund	535,093,734	2,941,685	(26,579,251)	(23,637,566)
MM Select T. Rowe Price Large Cap Blend Fund	1,926,113,358	480,565,569	(54,860,650)	425,704,919
MM Select T. Rowe Price Real Assets Fund	275,748,187	24,678,511	(20,157,877)	4,520,634
MM Select T. Rowe Price Small and Mid Cap Blend Fund	518,317,668	108,674,810	(31,288,738)	77,386,072
MM Select T. Rowe Price Retirement Balanced Fund	228,057,568	1,654,487	(9,673,299)	(8,018,812)
MM Select T. Rowe Price Retirement 2005 Fund	13,386,854	98,998	(187,746)	(88,748)
MM Select T. Rowe Price Retirement 2010 Fund	88,195,437	1,167,762	(4,085,492)	(2,917,730)
MM Select T. Rowe Price Retirement 2015 Fund	93,322,391	1,441,231	(3,939,589)	(2,498,358)
MM Select T. Rowe Price Retirement 2020 Fund	334,736,070	6,013,200	(12,794,505)	(6,781,305)
MM Select T. Rowe Price Retirement 2025 Fund	374,099,346	6,450,836	(13,154,334)	(6,703,498)
MM Select T. Rowe Price Retirement 2030 Fund	1,026,174,379	7,610,713	(35,319,362)	(27,708,649)
MM Select T. Rowe Price Retirement 2035 Fund	647,737,372	238,412	(23,965,550)	(23,727,138)
MM Select T. Rowe Price Retirement 2040 Fund	1,011,282,482	92,366	(40,674,789)	(40,582,423)
MM Select T. Rowe Price Retirement 2045 Fund	554,408,992	–	(21,204,561)	(21,204,561)
MM Select T. Rowe Price Retirement 2050 Fund	820,777,263	–	(32,752,310)	(32,752,310)
MM Select T. Rowe Price Retirement 2055 Fund	353,501,665	738,751	(8,480,445)	(7,741,694)
MM Select T. Rowe Price Retirement 2060 Fund	287,953,273	–	(5,117,063)	(5,117,063)
MM Select T. Rowe Price Retirement 2065 Fund	5,908,612	22	(507,753)	(507,731)

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In December 2022, FASB issued Accounting Standards Update 2022-06, "Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848" ("ASU 2022-06"). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management has evaluated ASU 2022-06 and there is no material impact on the financial statements.

5. Subsequent Events

Management has evaluated the events and transactions subsequent to December 31, 2024, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds' Portfolios of Investments other than those disclosed below.

Effective January 24, 2025 (the "Termination Date"), the Mid Cap Value Fund, Small Cap Value Equity Fund, Equity Asset Fund, MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, and MM RetireSMART by JPMorgan 2065 Fund (collectively the "Liquidated Funds") were dissolved pursuant to Plans of Liquidation, approved by the Trustees. Shareholders of the various classes of shares of the Liquidated Funds received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.